UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Blue Chip Growth	.92%
Actual		$ 1,000.00	$ 1,128.50	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class K	.72%
Actual		$ 1,000.00	$ 1,129.40	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class F	.66%
Actual		$ 1,000.00	$ 1,130.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	5.0
Microsoft Corp.	4.3	3.3
Google, Inc. Class A	4.2	3.3
Hewlett-Packard Co.	2.7	2.5
Procter & Gamble Co.	2.7	1.3
Cisco Systems, Inc.	2.1	3.3
The Coca-Cola Co.	2.0	2.5
Wal-Mart Stores, Inc.	1.8	2.5
Johnson & Johnson	1.8	1.8
Amazon.com, Inc.	1.8	1.5
	28.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.4	33.6
Health Care	13.1	14.3
Consumer Discretionary	12.7	12.5
Consumer Staples	11.4	13.1
Industrials	9.1	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.7%		Stocks 99.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	7.7%	** Foreign investments	6.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
Johnson Controls, Inc.	1,733,600	$ 48,246
Tenneco, Inc. (a)	532,900	9,422
		57,668
Automobiles - 0.2%
Harley-Davidson, Inc. (c)	1,061,500	24,139
Diversified Consumer Services - 0.2%
Coinstar, Inc. (a)	134,200	3,466
DeVry, Inc.	99,000	6,045
Sotheby's Class A (ltd. vtg.)	508,000	11,806
		21,317
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp. (a)(c)	1,767,100	27,390
Starbucks Corp. (a)	5,904,400	128,657
Starwood Hotels & Resorts Worldwide, Inc.	2,509,374	83,612
Wyndham Worldwide Corp.	2,166,485	45,475
		285,134
Household Durables - 1.5%
D.R. Horton, Inc.	2,784,900	32,834
Furniture Brands International, Inc. (a)(d)	4,870,949	25,134
KB Home	571,600	8,734
Pulte Homes, Inc.	2,783,302	29,280
Ryland Group, Inc.	698,900	15,558
Tempur-Pedic International, Inc. (a)	437,600	10,892
Toll Brothers, Inc. (a)	1,347,800	24,894
Tupperware Brands Corp.	474,800	20,160
		167,486
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	1,633,900	204,907
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,330,400	14,275
Media - 0.6%
DIRECTV (a)	1,093,100	33,176
DreamWorks Animation SKG, Inc. Class A (a)	705,888	27,487
		60,663
Multiline Retail - 1.9%
Kohl's Corp. (a)	373,200	18,798
Target Corp.	3,820,300	195,867
		214,665
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	2,676,800	$ 33,621
Guess?, Inc.	674,800	26,796
Home Depot, Inc.	1,572,900	44,057
Lowe's Companies, Inc.	2,572,600	55,697
Office Depot, Inc. (a)	3,559,801	20,220
RadioShack Corp.	1,949,533	38,055
Staples, Inc.	2,225,400	52,208
		270,654
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	212,973	20,908
Liz Claiborne, Inc. (a)(c)	4,169,517	20,306
NIKE, Inc. Class B	339,000	21,611
Polo Ralph Lauren Corp. Class A	562,300	46,109
		108,934
TOTAL CONSUMER DISCRETIONARY		1,429,842
CONSUMER STAPLES - 11.4%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	225,127	11,234
Dr Pepper Snapple Group, Inc.	403,600	11,164
PepsiCo, Inc.	760,600	45,347
The Coca-Cola Co.	4,120,000	223,510
		291,255
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	1,292,700	74,240
Kroger Co.	1,087,800	23,312
Wal-Mart Stores, Inc.	3,899,355	208,343
Walgreen Co.	2,791,600	100,637
Whole Foods Market, Inc. (a)(c)	584,700	15,916
		422,448
Food Products - 0.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,844,000	4,215
Bunge Ltd.	186,200	10,947
General Mills, Inc.	500,000	35,655
		50,817
Household Products - 2.7%
Procter & Gamble Co.	4,934,400	303,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Avon Products, Inc.	658,100	$ 19,835
Emami Ltd. Infrastructure Ltd.	105,223	451
Emami Ltd.	315,669	3,427
Estee Lauder Companies, Inc. Class A	424,900	22,316
NBTY, Inc. (a)	907,700	40,420
		86,449
Tobacco - 1.1%
Altria Group, Inc.	1,801,600	35,780
Philip Morris International, Inc.	2,050,100	93,300
		129,080
TOTAL CONSUMER STAPLES		1,283,761
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	278,400	12,606
Nabors Industries Ltd. (a)	1,907,800	42,544
Noble Corp.	686,200	27,668
Pride International, Inc. (a)	976,500	28,904
Schlumberger Ltd.	665,700	42,245
Smith International, Inc.	201,500	6,109
Weatherford International Ltd. (a)	696,100	10,915
		170,991
Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.	1,119,700	23,592
CONSOL Energy, Inc.	273,700	12,757
EOG Resources, Inc.	299,100	27,045
Marathon Oil Corp.	810,700	24,167
Massey Energy Co.	890,200	34,291
Occidental Petroleum Corp.	1,067,700	83,644
Oil India Ltd.	14,187	345
Patriot Coal Corp. (a)(c)	980,600	15,189
Petrohawk Energy Corp. (a)	2,695,300	60,186
Southwestern Energy Co. (a)	1,507,400	64,637
		345,853
TOTAL ENERGY		516,844
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	177,200	$ 26,353
India Infoline Ltd.	1,864,841	4,785
Morgan Stanley	4,844,500	129,736
		160,874
Commercial Banks - 1.3%
Regions Financial Corp.	1,893,900	12,026
Sumitomo Mitsui Financial Group, Inc.	234,300	7,618
Wells Fargo & Co.	4,586,900	130,406
		150,050
Consumer Finance - 0.4%
American Express Co.	1,296,100	48,811
Diversified Financial Services - 3.4%
Bank of America Corp.	4,243,400	64,415
Citigroup, Inc.	18,707,700	62,110
JPMorgan Chase & Co.	3,082,100	120,017
Moody's Corp.	4,545,300	125,405
NBH Holdings Corp. Class A (a)(e)	444,100	8,882
		380,829
Insurance - 1.6%
AFLAC, Inc.	409,100	19,813
Assured Guaranty Ltd.	1,609,600	36,474
Conseco, Inc. (a)	2,457,700	11,699
Genworth Financial, Inc. Class A (a)	4,379,900	60,618
Hartford Financial Services Group, Inc.	964,194	23,131
Lincoln National Corp.	906,700	22,287
		174,022
Real Estate Management & Development - 0.6%
Ackruti City Ltd.	1,975,000	21,683
Indiabulls Real Estate Ltd. (a)	3,166,454	12,024
Parsvnath Developers Ltd. (a)	6,435,670	17,957
Unitech Ltd.	5,251,879	8,460
		60,124
TOTAL FINANCIALS		974,710
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Alkermes, Inc. (a)	917,100	10,033
Amylin Pharmaceuticals, Inc. (a)	2,057,700	36,997
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	538,000	$ 28,912
Cephalon, Inc. (a)	945,600	60,367
Dendreon Corp. (a)	905,681	25,087
Human Genome Sciences, Inc. (a)	1,012,500	26,801
ImmunoGen, Inc. (a)	381,739	2,668
Isis Pharmaceuticals, Inc. (a)	212,000	2,366
Medivation, Inc. (a)	114,900	3,825
Micromet, Inc. (a)	1,048,020	8,143
Myriad Genetics, Inc. (a)	150,000	3,525
Regeneron Pharmaceuticals, Inc. (a)	401,700	10,709
Vertex Pharmaceuticals, Inc. (a)	2,868,300	110,143
		329,576
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (a)	436,000	11,227
Covidien PLC	1,514,000	76,548
NuVasive, Inc. (a)(c)	668,700	18,456
		106,231
Health Care Providers & Services - 3.3%
Aetna, Inc.	1,124,300	33,695
CIGNA Corp.	1,271,000	42,922
Express Scripts, Inc. (a)	1,614,200	135,367
Medco Health Solutions, Inc. (a)	2,027,300	124,638
UnitedHealth Group, Inc.	1,003,000	33,099
		369,721
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	949,900	15,635
athenahealth, Inc. (a)	106,800	4,202
Cerner Corp. (a)	455,200	34,436
		54,273
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	300,000	11,007
Life Technologies Corp. (a)	1,028,900	51,147
		62,154
Pharmaceuticals - 4.9%
Abbott Laboratories	2,152,800	113,969
Allergan, Inc.	835,300	48,030
Johnson & Johnson	3,289,900	206,803
King Pharmaceuticals, Inc. (a)	1,416,900	17,017
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,247,400	$ 85,806
Pfizer, Inc.	4,571,400	85,302
		556,927
TOTAL HEALTH CARE		1,478,882
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	707,400	74,454
Raytheon Co.	484,400	25,397
The Boeing Co.	60,500	3,666
United Technologies Corp.	708,700	47,823
		151,340
Airlines - 2.0%
AMR Corp. (a)	2,615,100	18,096
Continental Airlines, Inc. Class B (a)	2,333,200	42,908
Delta Air Lines, Inc. (a)	6,857,400	83,866
UAL Corp. (a)	5,303,800	64,865
US Airways Group, Inc. (a)	2,235,000	11,868
		221,603
Building Products - 0.7%
Masco Corp.	3,641,700	49,381
Owens Corning (a)	1,126,400	28,982
		78,363
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	2,515,400	81,776
Republic Services, Inc.	211,700	5,671
Waste Management, Inc.	108,000	3,461
		90,908
Construction & Engineering - 0.5%
Fluor Corp.	654,500	29,675
Jacobs Engineering Group, Inc. (a)	779,271	29,449
		59,124
Industrial Conglomerates - 0.6%
3M Co.	795,000	63,990
Machinery - 1.5%
Caterpillar, Inc.	301,900	15,771
Cummins, Inc.	583,600	26,355
Danaher Corp.	81,100	5,786
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	2,235,000	$ 72,548
PACCAR, Inc.	1,474,700	53,133
		173,593
Professional Services - 0.2%
Equifax, Inc.	75,000	2,400
Monster Worldwide, Inc. (a)	1,416,086	22,077
		24,477
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)	1,656,932	17,928
CSX Corp.	1,318,500	56,511
Hertz Global Holdings, Inc. (a)(c)	1,286,300	13,326
Union Pacific Corp.	1,319,100	79,806
		167,571
TOTAL INDUSTRIALS		1,030,969
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	10,627,100	238,791
Emulex Corp. (a)	1,519,000	17,074
Palm, Inc. (a)(c)	977,925	10,161
QUALCOMM, Inc.	4,716,400	184,836
Research In Motion Ltd. (a)	1,889,700	118,976
		569,838
Computers & Peripherals - 10.4%
Apple, Inc. (a)	2,993,900	575,183
Hewlett-Packard Co.	6,507,500	306,308
NCR Corp. (a)	3,703,800	44,334
NetApp, Inc. (a)	953,800	27,784
QLogic Corp. (a)	1,393,600	23,956
SanDisk Corp. (a)	1,617,687	41,122
Seagate Technology	7,078,700	118,427
Western Digital Corp. (a)	1,096,100	41,641
		1,178,755
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc.	6,278,400	175,984
Tyco Electronics Ltd.	1,337,925	33,288
Vishay Intertechnology, Inc. (a)	212,064	1,599
		210,871
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	978,900	$ 24,179
Baidu.com, Inc. sponsored ADR (a)	90,800	37,383
eBay, Inc. (a)	2,633,000	60,612
Google, Inc. Class A (a)	885,700	468,907
Open Text Corp. (a)	331,500	13,061
Rackspace Hosting, Inc. (a)	434,900	7,924
Tencent Holdings Ltd.	1,008,400	18,859
		630,925
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	1,260,900	55,051
MasterCard, Inc. Class A	369,600	92,363
Visa, Inc. Class A	976,300	80,086
		227,500
Semiconductors & Semiconductor Equipment - 3.9%
Avago Technologies Ltd.	2,996,200	52,074
Cree, Inc. (a)	523,900	29,291
Integrated Device Technology, Inc. (a)	4,218,209	23,917
Intel Corp.	3,661,000	71,023
Lam Research Corp. (a)	1,980,300	65,370
Marvell Technology Group Ltd. (a)	2,730,400	47,591
Microsemi Corp. (a)	3,916,000	58,505
NVIDIA Corp. (a)	6,187,730	95,229
		443,000
Software - 7.5%
Adobe Systems, Inc. (a)	1,376,700	44,467
BMC Software, Inc. (a)	864,400	33,400
Check Point Software Technologies Ltd. (a)	1,849,100	59,134
Informatica Corp. (a)	1,522,500	36,068
Microsoft Corp.	17,006,000	479,229
Nuance Communications, Inc. (a)	2,279,300	34,235
Oracle Corp.	1,973,500	45,509
Red Hat, Inc. (a)	2,064,700	56,201
Salesforce.com, Inc. (a)	15,000	953
SuccessFactors, Inc. (a)	199,100	3,245
TiVo, Inc. (a)	2,300,000	20,746
VMware, Inc. Class A (a)	758,500	34,443
		847,630
TOTAL INFORMATION TECHNOLOGY		4,108,519
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	689,400	$ 52,367
Airgas, Inc.	243,500	10,290
Albemarle Corp.	1,485,800	53,073
Dow Chemical Co.	4,668,800	126,478
Terra Industries, Inc.	1,178,500	37,241
The Mosaic Co.	779,300	41,700
		321,149
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	226,000	15,072
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,684,000	19,083
Weyerhaeuser Co.	412,700	16,467
		35,550
TOTAL MATERIALS		371,771
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	14,597,000	47,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
KSK Energy Ventures Ltd. (a)	541,418	2,121
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	813,890	581
TOTAL UTILITIES		2,702
TOTAL COMMON STOCKS (Cost $9,546,716)		11,245,878
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. (Cost $11,625)	775,000	11,703
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (f)	24,358,300	$ 24,358
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	57,136,075	57,136
TOTAL MONEY MARKET FUNDS (Cost $81,494)		81,494
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,639,835)		11,339,075
NET OTHER ASSETS - (0.5)%		(53,767)
NET ASSETS - 100%		$ 11,285,308
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,882,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	126
Total	$ 137
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Total	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,429,842	$ 1,429,842	$ -	$ -
Consumer Staples	1,283,761	1,272,076	11,234	451
Energy	516,844	516,844	-	-
Financials	986,413	977,531	-	8,882
Health Care	1,478,882	1,478,882	-	-
Industrials	1,030,969	1,030,969	-	-
Information Technology	4,108,519	4,108,519	-	-
Materials	371,771	371,771	-	-
Telecommunication Services	47,878	47,878	-	-
Utilities	2,702	2,702	-	-
Money Market Funds	81,494	81,494	-	-
Total Investments in Securities:	$ 11,339,075	$ 11,318,508	$ 11,234	$ 9,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37
Cost of Purchases	9,296
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 9,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 37

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $671,371,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $1,443,854,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,814) - See accompanying schedule: Unaffiliated issuers (cost $9,502,418)	$ 11,232,447
Fidelity Central Funds (cost $81,494)	81,494
Other affiliated issuers (cost $55,923)	25,134
Total Investments (cost $9,639,835)		$ 11,339,075
Receivable for investments sold		193,429
Receivable for fund shares sold		12,860
Dividends receivable		5,392
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		42
Other receivables		860
Total assets		11,551,673

Liabilities
Payable for investments purchased	$ 180,855
Payable for fund shares redeemed	18,727
Accrued management fee	6,763
Other affiliated payables	2,423
Other payables and accrued expenses	461
Collateral on securities loaned, at value	57,136
Total liabilities		266,365

Net Assets		$ 11,285,308
Net Assets consist of:
Paid in capital		$ 11,130,077
Distributions in excess of net investment income		(5,532)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,538,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,699,240
Net Assets		$ 11,285,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,443,283 ÷ 290,875 shares)	$ 35.90

Class K: Net Asset Value, offering price and redemption price per share ($715,457 ÷ 19,927 shares)	$ 35.90

Class F: Net Asset Value, offering price and redemption price per share ($126,568 ÷ 3,524 shares)	$ 35.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 62,520
Interest		1
Income from Fidelity Central Funds		137
Total income		62,658

Expenses
Management fee Basic fee	$ 31,814
Performance adjustment	4,705
Transfer agent fees	13,856
Accounting and security lending fees	766
Custodian fees and expenses	129
Independent trustees' compensation	34
Registration fees	68
Audit	48
Legal	48
Interest	4
Miscellaneous	102
Total expenses before reductions	51,574
Expense reductions	(1,328)	50,246
Net investment income (loss)		12,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	618,313
Other affiliated issuers	141
Foreign currency transactions	(522)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		617,935
Change in net unrealized appreciation (depreciation) on: Investment securities	691,551
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		691,550
Net gain (loss)		1,309,485
Net increase (decrease) in net assets resulting from operations		$ 1,321,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,412	$ 90,600
Net realized gain (loss)	617,935	(2,127,104)
Change in net unrealized appreciation (depreciation)	691,550	(205,346)
Net increase (decrease) in net assets resulting from operations	1,321,897	(2,241,850)
Distributions to shareholders from net investment income	(57,433)	(99,426)
Distributions to shareholders from net realized gain	-	(242,439)
Total distributions	(57,433)	(341,865)
Share transactions - net increase (decrease)	(260,943)	(483,151)
Total increase (decrease) in net assets	1,003,521	(3,066,866)

Net Assets
Beginning of period	10,281,787	13,348,653
End of period (including distributions in excess of net investment income of $5,532 and undistributed net investment income of $39,489, respectively)	$ 11,285,308	$ 10,281,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72
Income from Investment Operations
Net investment income (loss) D	.04	.27	.35	.32	.23	.42 G
Net realized and unrealized gain (loss)	4.07	(6.36)	(2.89)	6.19	(1.06)	3.85
Total from investment operations	4.11	(6.09)	(2.54)	6.51	(.83)	4.27
Distributions from net investment income	(.18)	(.29)	(.33)	(.24)	(.23)	(.39)
Distributions from net realized gain	-	(.71)	(4.95)	(.93)	-	-
Total distributions	(.18)	(1.00)	(5.28)	(1.17)	(.23)	(.39)
Net asset value, end of period	$ 35.90	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Total Return B, C	12.85%	(15.85)%	(6.30)%	16.02%	(1.97)%	11.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of all reductions	.90% A	.76%	.57%	.59%	.61%	.64%
Net investment income (loss)	.21% A	.93%	.81%	.72%	.54%	1.05% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,443	$ 9,691	$ 13,349	$ 18,616	$ 19,571	$ 22,881
Portfolio turnover rate F	118% A	134%	82%	87%	48%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.32	.10
Net realized and unrealized gain (loss)	4.07	(6.33)	(2.84)
Total from investment operations	4.14	(6.01)	(2.74)
Distributions from net investment income	(.25)	(.34)	-
Distributions from net realized gain	-	(.71)	-
Total distributions	(.25)	(1.05)	-
Net asset value, end of period	$ 35.90	$ 32.01	$ 39.07
Total Return B, C	12.94%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.53%	.41% A
Expenses net of fee waivers, if any	.72% A	.53%	.41% A
Expenses net of all reductions	.70% A	.52%	.41% A
Net investment income (loss)	.41% A	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,457	$ 590,673	$ 93
Portfolio turnover rate F	118% A	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	- J
Net realized and unrealized gain (loss)	4.08	2.82 G
Total from investment operations	4.16	2.82
Distributions from net investment income	(.22)	-
Net asset value, end of period	$ 35.92	$ 31.98
Total Return B, C	13.02%	9.67%
Ratios to Average Net Assets E, I
Expenses before reductions	.66% A	.51% A
Expenses net of fee waivers, if any	.66% A	.51% A
Expenses net of all reductions	.64% A	.51% A
Net investment income (loss)	.46% A	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,568	$ 261
Portfolio turnover rate F	118% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, The Fund began offering conversion privileges between Blue Chip Growth and Class K to eligible shareholders of Blue Chip Growth. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts, exchange-traded funds (ETFs), and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,986,774,169
Gross unrealized depreciation	(332,341,589)
Net unrealized appreciation (depreciation)	$ 1,654,432,580

Tax cost	$ 9,684,642,498

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,569,475,113 and $6,883,853,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 13,656,769.26
Class K	199,449.06
	$ 13,856,218

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,601 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,630,179.40%		$ 4,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,866 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $126,090.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,327,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $309.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009A
From net investment income
Blue Chip Growth	$ 52,296,155	$ 97,802,886
Class K	4,902,403	1,622,768
Class F	234,565	-
Total	$ 57,433,123	$ 99,425,654
From net realized gain
Blue Chip Growth	$ -	$ 242,437,464
Class K	-	1,698
Class F	-	-
Total	$ -	$ 242,439,162

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Blue Chip Growth
Shares sold	20,692,900	53,777,391	$ 743,258,088	$ 1,546,167,445
Conversion to Class K	(604,280)	(17,667,860)	(19,980,833)	(497,271,491)
Reinvestment of distributions	1,459,021	9,381,064	51,337,656	335,422,205
Shares redeemed	(33,783,279)	(84,149,947)	(1,213,954,019)	(2,387,026,199)
Net increase (decrease)	(12,235,638)	(38,659,352)	$ (439,339,108)	$ (1,002,708,040)
Class K
Shares sold	4,284,938	2,762,243	$ 155,100,591	$ 75,103,611
Conversion from Blue Chip Growth	603,548	17,662,621	19,980,833	497,271,492
Reinvestment of distributions	138,546	62,647	4,902,403	1,624,466
Shares redeemed	(3,555,438)	(2,034,629)	(131,436,116)	(54,677,110)
Net increase (decrease)	1,471,594	18,452,882	$ 48,547,711	$ 519,322,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Class F
Shares sold	3,611,981	8,183	$ 133,393,764	$ 235,350
Reinvestment of distributions	6,315	-	234,565	-
Shares redeemed	(102,686)	(10)	(3,781,670)	(294)
Net increase (decrease)	3,515,610	8,173	$ 129,846,659	$ 235,056

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

B Conversion transactions for Class K and Blue Chip Growth are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCF-USAN-0310
1.789282.107

Fidelity®

Blue Chip Growth

Fund -
Class F

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Blue Chip Growth	.92%
Actual		$ 1,000.00	$ 1,128.50	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class K	.72%
Actual		$ 1,000.00	$ 1,129.40	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class F	.66%
Actual		$ 1,000.00	$ 1,130.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	5.0
Microsoft Corp.	4.3	3.3
Google, Inc. Class A	4.2	3.3
Hewlett-Packard Co.	2.7	2.5
Procter & Gamble Co.	2.7	1.3
Cisco Systems, Inc.	2.1	3.3
The Coca-Cola Co.	2.0	2.5
Wal-Mart Stores, Inc.	1.8	2.5
Johnson & Johnson	1.8	1.8
Amazon.com, Inc.	1.8	1.5
	28.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.4	33.6
Health Care	13.1	14.3
Consumer Discretionary	12.7	12.5
Consumer Staples	11.4	13.1
Industrials	9.1	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.7%		Stocks 99.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	7.7%	** Foreign investments	6.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
Johnson Controls, Inc.	1,733,600	$ 48,246
Tenneco, Inc. (a)	532,900	9,422
		57,668
Automobiles - 0.2%
Harley-Davidson, Inc. (c)	1,061,500	24,139
Diversified Consumer Services - 0.2%
Coinstar, Inc. (a)	134,200	3,466
DeVry, Inc.	99,000	6,045
Sotheby's Class A (ltd. vtg.)	508,000	11,806
		21,317
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp. (a)(c)	1,767,100	27,390
Starbucks Corp. (a)	5,904,400	128,657
Starwood Hotels & Resorts Worldwide, Inc.	2,509,374	83,612
Wyndham Worldwide Corp.	2,166,485	45,475
		285,134
Household Durables - 1.5%
D.R. Horton, Inc.	2,784,900	32,834
Furniture Brands International, Inc. (a)(d)	4,870,949	25,134
KB Home	571,600	8,734
Pulte Homes, Inc.	2,783,302	29,280
Ryland Group, Inc.	698,900	15,558
Tempur-Pedic International, Inc. (a)	437,600	10,892
Toll Brothers, Inc. (a)	1,347,800	24,894
Tupperware Brands Corp.	474,800	20,160
		167,486
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	1,633,900	204,907
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,330,400	14,275
Media - 0.6%
DIRECTV (a)	1,093,100	33,176
DreamWorks Animation SKG, Inc. Class A (a)	705,888	27,487
		60,663
Multiline Retail - 1.9%
Kohl's Corp. (a)	373,200	18,798
Target Corp.	3,820,300	195,867
		214,665
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	2,676,800	$ 33,621
Guess?, Inc.	674,800	26,796
Home Depot, Inc.	1,572,900	44,057
Lowe's Companies, Inc.	2,572,600	55,697
Office Depot, Inc. (a)	3,559,801	20,220
RadioShack Corp.	1,949,533	38,055
Staples, Inc.	2,225,400	52,208
		270,654
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	212,973	20,908
Liz Claiborne, Inc. (a)(c)	4,169,517	20,306
NIKE, Inc. Class B	339,000	21,611
Polo Ralph Lauren Corp. Class A	562,300	46,109
		108,934
TOTAL CONSUMER DISCRETIONARY		1,429,842
CONSUMER STAPLES - 11.4%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	225,127	11,234
Dr Pepper Snapple Group, Inc.	403,600	11,164
PepsiCo, Inc.	760,600	45,347
The Coca-Cola Co.	4,120,000	223,510
		291,255
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	1,292,700	74,240
Kroger Co.	1,087,800	23,312
Wal-Mart Stores, Inc.	3,899,355	208,343
Walgreen Co.	2,791,600	100,637
Whole Foods Market, Inc. (a)(c)	584,700	15,916
		422,448
Food Products - 0.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,844,000	4,215
Bunge Ltd.	186,200	10,947
General Mills, Inc.	500,000	35,655
		50,817
Household Products - 2.7%
Procter & Gamble Co.	4,934,400	303,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Avon Products, Inc.	658,100	$ 19,835
Emami Ltd. Infrastructure Ltd.	105,223	451
Emami Ltd.	315,669	3,427
Estee Lauder Companies, Inc. Class A	424,900	22,316
NBTY, Inc. (a)	907,700	40,420
		86,449
Tobacco - 1.1%
Altria Group, Inc.	1,801,600	35,780
Philip Morris International, Inc.	2,050,100	93,300
		129,080
TOTAL CONSUMER STAPLES		1,283,761
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	278,400	12,606
Nabors Industries Ltd. (a)	1,907,800	42,544
Noble Corp.	686,200	27,668
Pride International, Inc. (a)	976,500	28,904
Schlumberger Ltd.	665,700	42,245
Smith International, Inc.	201,500	6,109
Weatherford International Ltd. (a)	696,100	10,915
		170,991
Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.	1,119,700	23,592
CONSOL Energy, Inc.	273,700	12,757
EOG Resources, Inc.	299,100	27,045
Marathon Oil Corp.	810,700	24,167
Massey Energy Co.	890,200	34,291
Occidental Petroleum Corp.	1,067,700	83,644
Oil India Ltd.	14,187	345
Patriot Coal Corp. (a)(c)	980,600	15,189
Petrohawk Energy Corp. (a)	2,695,300	60,186
Southwestern Energy Co. (a)	1,507,400	64,637
		345,853
TOTAL ENERGY		516,844
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	177,200	$ 26,353
India Infoline Ltd.	1,864,841	4,785
Morgan Stanley	4,844,500	129,736
		160,874
Commercial Banks - 1.3%
Regions Financial Corp.	1,893,900	12,026
Sumitomo Mitsui Financial Group, Inc.	234,300	7,618
Wells Fargo & Co.	4,586,900	130,406
		150,050
Consumer Finance - 0.4%
American Express Co.	1,296,100	48,811
Diversified Financial Services - 3.4%
Bank of America Corp.	4,243,400	64,415
Citigroup, Inc.	18,707,700	62,110
JPMorgan Chase & Co.	3,082,100	120,017
Moody's Corp.	4,545,300	125,405
NBH Holdings Corp. Class A (a)(e)	444,100	8,882
		380,829
Insurance - 1.6%
AFLAC, Inc.	409,100	19,813
Assured Guaranty Ltd.	1,609,600	36,474
Conseco, Inc. (a)	2,457,700	11,699
Genworth Financial, Inc. Class A (a)	4,379,900	60,618
Hartford Financial Services Group, Inc.	964,194	23,131
Lincoln National Corp.	906,700	22,287
		174,022
Real Estate Management & Development - 0.6%
Ackruti City Ltd.	1,975,000	21,683
Indiabulls Real Estate Ltd. (a)	3,166,454	12,024
Parsvnath Developers Ltd. (a)	6,435,670	17,957
Unitech Ltd.	5,251,879	8,460
		60,124
TOTAL FINANCIALS		974,710
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Alkermes, Inc. (a)	917,100	10,033
Amylin Pharmaceuticals, Inc. (a)	2,057,700	36,997
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	538,000	$ 28,912
Cephalon, Inc. (a)	945,600	60,367
Dendreon Corp. (a)	905,681	25,087
Human Genome Sciences, Inc. (a)	1,012,500	26,801
ImmunoGen, Inc. (a)	381,739	2,668
Isis Pharmaceuticals, Inc. (a)	212,000	2,366
Medivation, Inc. (a)	114,900	3,825
Micromet, Inc. (a)	1,048,020	8,143
Myriad Genetics, Inc. (a)	150,000	3,525
Regeneron Pharmaceuticals, Inc. (a)	401,700	10,709
Vertex Pharmaceuticals, Inc. (a)	2,868,300	110,143
		329,576
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (a)	436,000	11,227
Covidien PLC	1,514,000	76,548
NuVasive, Inc. (a)(c)	668,700	18,456
		106,231
Health Care Providers & Services - 3.3%
Aetna, Inc.	1,124,300	33,695
CIGNA Corp.	1,271,000	42,922
Express Scripts, Inc. (a)	1,614,200	135,367
Medco Health Solutions, Inc. (a)	2,027,300	124,638
UnitedHealth Group, Inc.	1,003,000	33,099
		369,721
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	949,900	15,635
athenahealth, Inc. (a)	106,800	4,202
Cerner Corp. (a)	455,200	34,436
		54,273
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	300,000	11,007
Life Technologies Corp. (a)	1,028,900	51,147
		62,154
Pharmaceuticals - 4.9%
Abbott Laboratories	2,152,800	113,969
Allergan, Inc.	835,300	48,030
Johnson & Johnson	3,289,900	206,803
King Pharmaceuticals, Inc. (a)	1,416,900	17,017
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,247,400	$ 85,806
Pfizer, Inc.	4,571,400	85,302
		556,927
TOTAL HEALTH CARE		1,478,882
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	707,400	74,454
Raytheon Co.	484,400	25,397
The Boeing Co.	60,500	3,666
United Technologies Corp.	708,700	47,823
		151,340
Airlines - 2.0%
AMR Corp. (a)	2,615,100	18,096
Continental Airlines, Inc. Class B (a)	2,333,200	42,908
Delta Air Lines, Inc. (a)	6,857,400	83,866
UAL Corp. (a)	5,303,800	64,865
US Airways Group, Inc. (a)	2,235,000	11,868
		221,603
Building Products - 0.7%
Masco Corp.	3,641,700	49,381
Owens Corning (a)	1,126,400	28,982
		78,363
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	2,515,400	81,776
Republic Services, Inc.	211,700	5,671
Waste Management, Inc.	108,000	3,461
		90,908
Construction & Engineering - 0.5%
Fluor Corp.	654,500	29,675
Jacobs Engineering Group, Inc. (a)	779,271	29,449
		59,124
Industrial Conglomerates - 0.6%
3M Co.	795,000	63,990
Machinery - 1.5%
Caterpillar, Inc.	301,900	15,771
Cummins, Inc.	583,600	26,355
Danaher Corp.	81,100	5,786
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	2,235,000	$ 72,548
PACCAR, Inc.	1,474,700	53,133
		173,593
Professional Services - 0.2%
Equifax, Inc.	75,000	2,400
Monster Worldwide, Inc. (a)	1,416,086	22,077
		24,477
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)	1,656,932	17,928
CSX Corp.	1,318,500	56,511
Hertz Global Holdings, Inc. (a)(c)	1,286,300	13,326
Union Pacific Corp.	1,319,100	79,806
		167,571
TOTAL INDUSTRIALS		1,030,969
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	10,627,100	238,791
Emulex Corp. (a)	1,519,000	17,074
Palm, Inc. (a)(c)	977,925	10,161
QUALCOMM, Inc.	4,716,400	184,836
Research In Motion Ltd. (a)	1,889,700	118,976
		569,838
Computers & Peripherals - 10.4%
Apple, Inc. (a)	2,993,900	575,183
Hewlett-Packard Co.	6,507,500	306,308
NCR Corp. (a)	3,703,800	44,334
NetApp, Inc. (a)	953,800	27,784
QLogic Corp. (a)	1,393,600	23,956
SanDisk Corp. (a)	1,617,687	41,122
Seagate Technology	7,078,700	118,427
Western Digital Corp. (a)	1,096,100	41,641
		1,178,755
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc.	6,278,400	175,984
Tyco Electronics Ltd.	1,337,925	33,288
Vishay Intertechnology, Inc. (a)	212,064	1,599
		210,871
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	978,900	$ 24,179
Baidu.com, Inc. sponsored ADR (a)	90,800	37,383
eBay, Inc. (a)	2,633,000	60,612
Google, Inc. Class A (a)	885,700	468,907
Open Text Corp. (a)	331,500	13,061
Rackspace Hosting, Inc. (a)	434,900	7,924
Tencent Holdings Ltd.	1,008,400	18,859
		630,925
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	1,260,900	55,051
MasterCard, Inc. Class A	369,600	92,363
Visa, Inc. Class A	976,300	80,086
		227,500
Semiconductors & Semiconductor Equipment - 3.9%
Avago Technologies Ltd.	2,996,200	52,074
Cree, Inc. (a)	523,900	29,291
Integrated Device Technology, Inc. (a)	4,218,209	23,917
Intel Corp.	3,661,000	71,023
Lam Research Corp. (a)	1,980,300	65,370
Marvell Technology Group Ltd. (a)	2,730,400	47,591
Microsemi Corp. (a)	3,916,000	58,505
NVIDIA Corp. (a)	6,187,730	95,229
		443,000
Software - 7.5%
Adobe Systems, Inc. (a)	1,376,700	44,467
BMC Software, Inc. (a)	864,400	33,400
Check Point Software Technologies Ltd. (a)	1,849,100	59,134
Informatica Corp. (a)	1,522,500	36,068
Microsoft Corp.	17,006,000	479,229
Nuance Communications, Inc. (a)	2,279,300	34,235
Oracle Corp.	1,973,500	45,509
Red Hat, Inc. (a)	2,064,700	56,201
Salesforce.com, Inc. (a)	15,000	953
SuccessFactors, Inc. (a)	199,100	3,245
TiVo, Inc. (a)	2,300,000	20,746
VMware, Inc. Class A (a)	758,500	34,443
		847,630
TOTAL INFORMATION TECHNOLOGY		4,108,519
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	689,400	$ 52,367
Airgas, Inc.	243,500	10,290
Albemarle Corp.	1,485,800	53,073
Dow Chemical Co.	4,668,800	126,478
Terra Industries, Inc.	1,178,500	37,241
The Mosaic Co.	779,300	41,700
		321,149
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	226,000	15,072
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,684,000	19,083
Weyerhaeuser Co.	412,700	16,467
		35,550
TOTAL MATERIALS		371,771
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	14,597,000	47,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
KSK Energy Ventures Ltd. (a)	541,418	2,121
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	813,890	581
TOTAL UTILITIES		2,702
TOTAL COMMON STOCKS (Cost $9,546,716)		11,245,878
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. (Cost $11,625)	775,000	11,703
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (f)	24,358,300	$ 24,358
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	57,136,075	57,136
TOTAL MONEY MARKET FUNDS (Cost $81,494)		81,494
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,639,835)		11,339,075
NET OTHER ASSETS - (0.5)%		(53,767)
NET ASSETS - 100%		$ 11,285,308
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,882,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	126
Total	$ 137
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Total	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,429,842	$ 1,429,842	$ -	$ -
Consumer Staples	1,283,761	1,272,076	11,234	451
Energy	516,844	516,844	-	-
Financials	986,413	977,531	-	8,882
Health Care	1,478,882	1,478,882	-	-
Industrials	1,030,969	1,030,969	-	-
Information Technology	4,108,519	4,108,519	-	-
Materials	371,771	371,771	-	-
Telecommunication Services	47,878	47,878	-	-
Utilities	2,702	2,702	-	-
Money Market Funds	81,494	81,494	-	-
Total Investments in Securities:	$ 11,339,075	$ 11,318,508	$ 11,234	$ 9,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37
Cost of Purchases	9,296
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 9,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 37

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $671,371,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $1,443,854,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,814) - See accompanying schedule: Unaffiliated issuers (cost $9,502,418)	$ 11,232,447
Fidelity Central Funds (cost $81,494)	81,494
Other affiliated issuers (cost $55,923)	25,134
Total Investments (cost $9,639,835)		$ 11,339,075
Receivable for investments sold		193,429
Receivable for fund shares sold		12,860
Dividends receivable		5,392
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		42
Other receivables		860
Total assets		11,551,673

Liabilities
Payable for investments purchased	$ 180,855
Payable for fund shares redeemed	18,727
Accrued management fee	6,763
Other affiliated payables	2,423
Other payables and accrued expenses	461
Collateral on securities loaned, at value	57,136
Total liabilities		266,365

Net Assets		$ 11,285,308
Net Assets consist of:
Paid in capital		$ 11,130,077
Distributions in excess of net investment income		(5,532)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,538,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,699,240
Net Assets		$ 11,285,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,443,283 ÷ 290,875 shares)	$ 35.90

Class K: Net Asset Value, offering price and redemption price per share ($715,457 ÷ 19,927 shares)	$ 35.90

Class F: Net Asset Value, offering price and redemption price per share ($126,568 ÷ 3,524 shares)	$ 35.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 62,520
Interest		1
Income from Fidelity Central Funds		137
Total income		62,658

Expenses
Management fee Basic fee	$ 31,814
Performance adjustment	4,705
Transfer agent fees	13,856
Accounting and security lending fees	766
Custodian fees and expenses	129
Independent trustees' compensation	34
Registration fees	68
Audit	48
Legal	48
Interest	4
Miscellaneous	102
Total expenses before reductions	51,574
Expense reductions	(1,328)	50,246
Net investment income (loss)		12,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	618,313
Other affiliated issuers	141
Foreign currency transactions	(522)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		617,935
Change in net unrealized appreciation (depreciation) on: Investment securities	691,551
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		691,550
Net gain (loss)		1,309,485
Net increase (decrease) in net assets resulting from operations		$ 1,321,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,412	$ 90,600
Net realized gain (loss)	617,935	(2,127,104)
Change in net unrealized appreciation (depreciation)	691,550	(205,346)
Net increase (decrease) in net assets resulting from operations	1,321,897	(2,241,850)
Distributions to shareholders from net investment income	(57,433)	(99,426)
Distributions to shareholders from net realized gain	-	(242,439)
Total distributions	(57,433)	(341,865)
Share transactions - net increase (decrease)	(260,943)	(483,151)
Total increase (decrease) in net assets	1,003,521	(3,066,866)

Net Assets
Beginning of period	10,281,787	13,348,653
End of period (including distributions in excess of net investment income of $5,532 and undistributed net investment income of $39,489, respectively)	$ 11,285,308	$ 10,281,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72
Income from Investment Operations
Net investment income (loss) D	.04	.27	.35	.32	.23	.42 G
Net realized and unrealized gain (loss)	4.07	(6.36)	(2.89)	6.19	(1.06)	3.85
Total from investment operations	4.11	(6.09)	(2.54)	6.51	(.83)	4.27
Distributions from net investment income	(.18)	(.29)	(.33)	(.24)	(.23)	(.39)
Distributions from net realized gain	-	(.71)	(4.95)	(.93)	-	-
Total distributions	(.18)	(1.00)	(5.28)	(1.17)	(.23)	(.39)
Net asset value, end of period	$ 35.90	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Total Return B, C	12.85%	(15.85)%	(6.30)%	16.02%	(1.97)%	11.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of all reductions	.90% A	.76%	.57%	.59%	.61%	.64%
Net investment income (loss)	.21% A	.93%	.81%	.72%	.54%	1.05% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,443	$ 9,691	$ 13,349	$ 18,616	$ 19,571	$ 22,881
Portfolio turnover rate F	118% A	134%	82%	87%	48%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.32	.10
Net realized and unrealized gain (loss)	4.07	(6.33)	(2.84)
Total from investment operations	4.14	(6.01)	(2.74)
Distributions from net investment income	(.25)	(.34)	-
Distributions from net realized gain	-	(.71)	-
Total distributions	(.25)	(1.05)	-
Net asset value, end of period	$ 35.90	$ 32.01	$ 39.07
Total Return B, C	12.94%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.53%	.41% A
Expenses net of fee waivers, if any	.72% A	.53%	.41% A
Expenses net of all reductions	.70% A	.52%	.41% A
Net investment income (loss)	.41% A	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,457	$ 590,673	$ 93
Portfolio turnover rate F	118% A	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	- J
Net realized and unrealized gain (loss)	4.08	2.82 G
Total from investment operations	4.16	2.82
Distributions from net investment income	(.22)	-
Net asset value, end of period	$ 35.92	$ 31.98
Total Return B, C	13.02%	9.67%
Ratios to Average Net Assets E, I
Expenses before reductions	.66% A	.51% A
Expenses net of fee waivers, if any	.66% A	.51% A
Expenses net of all reductions	.64% A	.51% A
Net investment income (loss)	.46% A	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,568	$ 261
Portfolio turnover rate F	118% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, The Fund began offering conversion privileges between Blue Chip Growth and Class K to eligible shareholders of Blue Chip Growth. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts, exchange-traded funds (ETFs), and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,986,774,169
Gross unrealized depreciation	(332,341,589)
Net unrealized appreciation (depreciation)	$ 1,654,432,580

Tax cost	$ 9,684,642,498

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,569,475,113 and $6,883,853,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 13,656,769.26
Class K	199,449.06
	$ 13,856,218

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,601 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,630,179.40%		$ 4,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,866 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $126,090.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,327,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $309.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009A
From net investment income
Blue Chip Growth	$ 52,296,155	$ 97,802,886
Class K	4,902,403	1,622,768
Class F	234,565	-
Total	$ 57,433,123	$ 99,425,654
From net realized gain
Blue Chip Growth	$ -	$ 242,437,464
Class K	-	1,698
Class F	-	-
Total	$ -	$ 242,439,162

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Blue Chip Growth
Shares sold	20,692,900	53,777,391	$ 743,258,088	$ 1,546,167,445
Conversion to Class K	(604,280)	(17,667,860)	(19,980,833)	(497,271,491)
Reinvestment of distributions	1,459,021	9,381,064	51,337,656	335,422,205
Shares redeemed	(33,783,279)	(84,149,947)	(1,213,954,019)	(2,387,026,199)
Net increase (decrease)	(12,235,638)	(38,659,352)	$ (439,339,108)	$ (1,002,708,040)
Class K
Shares sold	4,284,938	2,762,243	$ 155,100,591	$ 75,103,611
Conversion from Blue Chip Growth	603,548	17,662,621	19,980,833	497,271,492
Reinvestment of distributions	138,546	62,647	4,902,403	1,624,466
Shares redeemed	(3,555,438)	(2,034,629)	(131,436,116)	(54,677,110)
Net increase (decrease)	1,471,594	18,452,882	$ 48,547,711	$ 519,322,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Class F
Shares sold	3,611,981	8,183	$ 133,393,764	$ 235,350
Reinvestment of distributions	6,315	-	234,565	-
Shares redeemed	(102,686)	(10)	(3,781,670)	(294)
Net increase (decrease)	3,515,610	8,173	$ 129,846,659	$ 235,056

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

B Conversion transactions for Class K and Blue Chip Growth are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-F-SANN-0310
1.891666.100

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Blue Chip Growth	.92%
Actual		$ 1,000.00	$ 1,128.50	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Class K	.72%
Actual		$ 1,000.00	$ 1,129.40	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class F	.66%
Actual		$ 1,000.00	$ 1,130.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	5.0
Microsoft Corp.	4.3	3.3
Google, Inc. Class A	4.2	3.3
Hewlett-Packard Co.	2.7	2.5
Procter & Gamble Co.	2.7	1.3
Cisco Systems, Inc.	2.1	3.3
The Coca-Cola Co.	2.0	2.5
Wal-Mart Stores, Inc.	1.8	2.5
Johnson & Johnson	1.8	1.8
Amazon.com, Inc.	1.8	1.5
	28.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.4	33.6
Health Care	13.1	14.3
Consumer Discretionary	12.7	12.5
Consumer Staples	11.4	13.1
Industrials	9.1	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.7%		Stocks 99.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	7.7%	** Foreign investments	6.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.5%
Johnson Controls, Inc.	1,733,600	$ 48,246
Tenneco, Inc. (a)	532,900	9,422
		57,668
Automobiles - 0.2%
Harley-Davidson, Inc. (c)	1,061,500	24,139
Diversified Consumer Services - 0.2%
Coinstar, Inc. (a)	134,200	3,466
DeVry, Inc.	99,000	6,045
Sotheby's Class A (ltd. vtg.)	508,000	11,806
		21,317
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp. (a)(c)	1,767,100	27,390
Starbucks Corp. (a)	5,904,400	128,657
Starwood Hotels & Resorts Worldwide, Inc.	2,509,374	83,612
Wyndham Worldwide Corp.	2,166,485	45,475
		285,134
Household Durables - 1.5%
D.R. Horton, Inc.	2,784,900	32,834
Furniture Brands International, Inc. (a)(d)	4,870,949	25,134
KB Home	571,600	8,734
Pulte Homes, Inc.	2,783,302	29,280
Ryland Group, Inc.	698,900	15,558
Tempur-Pedic International, Inc. (a)	437,600	10,892
Toll Brothers, Inc. (a)	1,347,800	24,894
Tupperware Brands Corp.	474,800	20,160
		167,486
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	1,633,900	204,907
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,330,400	14,275
Media - 0.6%
DIRECTV (a)	1,093,100	33,176
DreamWorks Animation SKG, Inc. Class A (a)	705,888	27,487
		60,663
Multiline Retail - 1.9%
Kohl's Corp. (a)	373,200	18,798
Target Corp.	3,820,300	195,867
		214,665
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	2,676,800	$ 33,621
Guess?, Inc.	674,800	26,796
Home Depot, Inc.	1,572,900	44,057
Lowe's Companies, Inc.	2,572,600	55,697
Office Depot, Inc. (a)	3,559,801	20,220
RadioShack Corp.	1,949,533	38,055
Staples, Inc.	2,225,400	52,208
		270,654
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	212,973	20,908
Liz Claiborne, Inc. (a)(c)	4,169,517	20,306
NIKE, Inc. Class B	339,000	21,611
Polo Ralph Lauren Corp. Class A	562,300	46,109
		108,934
TOTAL CONSUMER DISCRETIONARY		1,429,842
CONSUMER STAPLES - 11.4%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	225,127	11,234
Dr Pepper Snapple Group, Inc.	403,600	11,164
PepsiCo, Inc.	760,600	45,347
The Coca-Cola Co.	4,120,000	223,510
		291,255
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	1,292,700	74,240
Kroger Co.	1,087,800	23,312
Wal-Mart Stores, Inc.	3,899,355	208,343
Walgreen Co.	2,791,600	100,637
Whole Foods Market, Inc. (a)(c)	584,700	15,916
		422,448
Food Products - 0.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,844,000	4,215
Bunge Ltd.	186,200	10,947
General Mills, Inc.	500,000	35,655
		50,817
Household Products - 2.7%
Procter & Gamble Co.	4,934,400	303,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Avon Products, Inc.	658,100	$ 19,835
Emami Ltd. Infrastructure Ltd.	105,223	451
Emami Ltd.	315,669	3,427
Estee Lauder Companies, Inc. Class A	424,900	22,316
NBTY, Inc. (a)	907,700	40,420
		86,449
Tobacco - 1.1%
Altria Group, Inc.	1,801,600	35,780
Philip Morris International, Inc.	2,050,100	93,300
		129,080
TOTAL CONSUMER STAPLES		1,283,761
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	278,400	12,606
Nabors Industries Ltd. (a)	1,907,800	42,544
Noble Corp.	686,200	27,668
Pride International, Inc. (a)	976,500	28,904
Schlumberger Ltd.	665,700	42,245
Smith International, Inc.	201,500	6,109
Weatherford International Ltd. (a)	696,100	10,915
		170,991
Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.	1,119,700	23,592
CONSOL Energy, Inc.	273,700	12,757
EOG Resources, Inc.	299,100	27,045
Marathon Oil Corp.	810,700	24,167
Massey Energy Co.	890,200	34,291
Occidental Petroleum Corp.	1,067,700	83,644
Oil India Ltd.	14,187	345
Patriot Coal Corp. (a)(c)	980,600	15,189
Petrohawk Energy Corp. (a)	2,695,300	60,186
Southwestern Energy Co. (a)	1,507,400	64,637
		345,853
TOTAL ENERGY		516,844
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.7%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	177,200	$ 26,353
India Infoline Ltd.	1,864,841	4,785
Morgan Stanley	4,844,500	129,736
		160,874
Commercial Banks - 1.3%
Regions Financial Corp.	1,893,900	12,026
Sumitomo Mitsui Financial Group, Inc.	234,300	7,618
Wells Fargo & Co.	4,586,900	130,406
		150,050
Consumer Finance - 0.4%
American Express Co.	1,296,100	48,811
Diversified Financial Services - 3.4%
Bank of America Corp.	4,243,400	64,415
Citigroup, Inc.	18,707,700	62,110
JPMorgan Chase & Co.	3,082,100	120,017
Moody's Corp.	4,545,300	125,405
NBH Holdings Corp. Class A (a)(e)	444,100	8,882
		380,829
Insurance - 1.6%
AFLAC, Inc.	409,100	19,813
Assured Guaranty Ltd.	1,609,600	36,474
Conseco, Inc. (a)	2,457,700	11,699
Genworth Financial, Inc. Class A (a)	4,379,900	60,618
Hartford Financial Services Group, Inc.	964,194	23,131
Lincoln National Corp.	906,700	22,287
		174,022
Real Estate Management & Development - 0.6%
Ackruti City Ltd.	1,975,000	21,683
Indiabulls Real Estate Ltd. (a)	3,166,454	12,024
Parsvnath Developers Ltd. (a)	6,435,670	17,957
Unitech Ltd.	5,251,879	8,460
		60,124
TOTAL FINANCIALS		974,710
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Alkermes, Inc. (a)	917,100	10,033
Amylin Pharmaceuticals, Inc. (a)	2,057,700	36,997
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	538,000	$ 28,912
Cephalon, Inc. (a)	945,600	60,367
Dendreon Corp. (a)	905,681	25,087
Human Genome Sciences, Inc. (a)	1,012,500	26,801
ImmunoGen, Inc. (a)	381,739	2,668
Isis Pharmaceuticals, Inc. (a)	212,000	2,366
Medivation, Inc. (a)	114,900	3,825
Micromet, Inc. (a)	1,048,020	8,143
Myriad Genetics, Inc. (a)	150,000	3,525
Regeneron Pharmaceuticals, Inc. (a)	401,700	10,709
Vertex Pharmaceuticals, Inc. (a)	2,868,300	110,143
		329,576
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (a)	436,000	11,227
Covidien PLC	1,514,000	76,548
NuVasive, Inc. (a)(c)	668,700	18,456
		106,231
Health Care Providers & Services - 3.3%
Aetna, Inc.	1,124,300	33,695
CIGNA Corp.	1,271,000	42,922
Express Scripts, Inc. (a)	1,614,200	135,367
Medco Health Solutions, Inc. (a)	2,027,300	124,638
UnitedHealth Group, Inc.	1,003,000	33,099
		369,721
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	949,900	15,635
athenahealth, Inc. (a)	106,800	4,202
Cerner Corp. (a)	455,200	34,436
		54,273
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	300,000	11,007
Life Technologies Corp. (a)	1,028,900	51,147
		62,154
Pharmaceuticals - 4.9%
Abbott Laboratories	2,152,800	113,969
Allergan, Inc.	835,300	48,030
Johnson & Johnson	3,289,900	206,803
King Pharmaceuticals, Inc. (a)	1,416,900	17,017
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,247,400	$ 85,806
Pfizer, Inc.	4,571,400	85,302
		556,927
TOTAL HEALTH CARE		1,478,882
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	707,400	74,454
Raytheon Co.	484,400	25,397
The Boeing Co.	60,500	3,666
United Technologies Corp.	708,700	47,823
		151,340
Airlines - 2.0%
AMR Corp. (a)	2,615,100	18,096
Continental Airlines, Inc. Class B (a)	2,333,200	42,908
Delta Air Lines, Inc. (a)	6,857,400	83,866
UAL Corp. (a)	5,303,800	64,865
US Airways Group, Inc. (a)	2,235,000	11,868
		221,603
Building Products - 0.7%
Masco Corp.	3,641,700	49,381
Owens Corning (a)	1,126,400	28,982
		78,363
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	2,515,400	81,776
Republic Services, Inc.	211,700	5,671
Waste Management, Inc.	108,000	3,461
		90,908
Construction & Engineering - 0.5%
Fluor Corp.	654,500	29,675
Jacobs Engineering Group, Inc. (a)	779,271	29,449
		59,124
Industrial Conglomerates - 0.6%
3M Co.	795,000	63,990
Machinery - 1.5%
Caterpillar, Inc.	301,900	15,771
Cummins, Inc.	583,600	26,355
Danaher Corp.	81,100	5,786
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	2,235,000	$ 72,548
PACCAR, Inc.	1,474,700	53,133
		173,593
Professional Services - 0.2%
Equifax, Inc.	75,000	2,400
Monster Worldwide, Inc. (a)	1,416,086	22,077
		24,477
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)	1,656,932	17,928
CSX Corp.	1,318,500	56,511
Hertz Global Holdings, Inc. (a)(c)	1,286,300	13,326
Union Pacific Corp.	1,319,100	79,806
		167,571
TOTAL INDUSTRIALS		1,030,969
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	10,627,100	238,791
Emulex Corp. (a)	1,519,000	17,074
Palm, Inc. (a)(c)	977,925	10,161
QUALCOMM, Inc.	4,716,400	184,836
Research In Motion Ltd. (a)	1,889,700	118,976
		569,838
Computers & Peripherals - 10.4%
Apple, Inc. (a)	2,993,900	575,183
Hewlett-Packard Co.	6,507,500	306,308
NCR Corp. (a)	3,703,800	44,334
NetApp, Inc. (a)	953,800	27,784
QLogic Corp. (a)	1,393,600	23,956
SanDisk Corp. (a)	1,617,687	41,122
Seagate Technology	7,078,700	118,427
Western Digital Corp. (a)	1,096,100	41,641
		1,178,755
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc.	6,278,400	175,984
Tyco Electronics Ltd.	1,337,925	33,288
Vishay Intertechnology, Inc. (a)	212,064	1,599
		210,871
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	978,900	$ 24,179
Baidu.com, Inc. sponsored ADR (a)	90,800	37,383
eBay, Inc. (a)	2,633,000	60,612
Google, Inc. Class A (a)	885,700	468,907
Open Text Corp. (a)	331,500	13,061
Rackspace Hosting, Inc. (a)	434,900	7,924
Tencent Holdings Ltd.	1,008,400	18,859
		630,925
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	1,260,900	55,051
MasterCard, Inc. Class A	369,600	92,363
Visa, Inc. Class A	976,300	80,086
		227,500
Semiconductors & Semiconductor Equipment - 3.9%
Avago Technologies Ltd.	2,996,200	52,074
Cree, Inc. (a)	523,900	29,291
Integrated Device Technology, Inc. (a)	4,218,209	23,917
Intel Corp.	3,661,000	71,023
Lam Research Corp. (a)	1,980,300	65,370
Marvell Technology Group Ltd. (a)	2,730,400	47,591
Microsemi Corp. (a)	3,916,000	58,505
NVIDIA Corp. (a)	6,187,730	95,229
		443,000
Software - 7.5%
Adobe Systems, Inc. (a)	1,376,700	44,467
BMC Software, Inc. (a)	864,400	33,400
Check Point Software Technologies Ltd. (a)	1,849,100	59,134
Informatica Corp. (a)	1,522,500	36,068
Microsoft Corp.	17,006,000	479,229
Nuance Communications, Inc. (a)	2,279,300	34,235
Oracle Corp.	1,973,500	45,509
Red Hat, Inc. (a)	2,064,700	56,201
Salesforce.com, Inc. (a)	15,000	953
SuccessFactors, Inc. (a)	199,100	3,245
TiVo, Inc. (a)	2,300,000	20,746
VMware, Inc. Class A (a)	758,500	34,443
		847,630
TOTAL INFORMATION TECHNOLOGY		4,108,519
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	689,400	$ 52,367
Airgas, Inc.	243,500	10,290
Albemarle Corp.	1,485,800	53,073
Dow Chemical Co.	4,668,800	126,478
Terra Industries, Inc.	1,178,500	37,241
The Mosaic Co.	779,300	41,700
		321,149
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	226,000	15,072
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,684,000	19,083
Weyerhaeuser Co.	412,700	16,467
		35,550
TOTAL MATERIALS		371,771
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	14,597,000	47,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
KSK Energy Ventures Ltd. (a)	541,418	2,121
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	813,890	581
TOTAL UTILITIES		2,702
TOTAL COMMON STOCKS (Cost $9,546,716)		11,245,878
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. (Cost $11,625)	775,000	11,703
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (f)	24,358,300	$ 24,358
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	57,136,075	57,136
TOTAL MONEY MARKET FUNDS (Cost $81,494)		81,494
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,639,835)		11,339,075
NET OTHER ASSETS - (0.5)%		(53,767)
NET ASSETS - 100%		$ 11,285,308
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,882,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	126
Total	$ 137
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Total	$ 19,567	$ 202	$ 274	$ -	$ 25,134
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,429,842	$ 1,429,842	$ -	$ -
Consumer Staples	1,283,761	1,272,076	11,234	451
Energy	516,844	516,844	-	-
Financials	986,413	977,531	-	8,882
Health Care	1,478,882	1,478,882	-	-
Industrials	1,030,969	1,030,969	-	-
Information Technology	4,108,519	4,108,519	-	-
Materials	371,771	371,771	-	-
Telecommunication Services	47,878	47,878	-	-
Utilities	2,702	2,702	-	-
Money Market Funds	81,494	81,494	-	-
Total Investments in Securities:	$ 11,339,075	$ 11,318,508	$ 11,234	$ 9,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37
Cost of Purchases	9,296
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 9,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 37

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $671,371,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $1,443,854,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,814) - See accompanying schedule: Unaffiliated issuers (cost $9,502,418)	$ 11,232,447
Fidelity Central Funds (cost $81,494)	81,494
Other affiliated issuers (cost $55,923)	25,134
Total Investments (cost $9,639,835)		$ 11,339,075
Receivable for investments sold		193,429
Receivable for fund shares sold		12,860
Dividends receivable		5,392
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		42
Other receivables		860
Total assets		11,551,673

Liabilities
Payable for investments purchased	$ 180,855
Payable for fund shares redeemed	18,727
Accrued management fee	6,763
Other affiliated payables	2,423
Other payables and accrued expenses	461
Collateral on securities loaned, at value	57,136
Total liabilities		266,365

Net Assets		$ 11,285,308
Net Assets consist of:
Paid in capital		$ 11,130,077
Distributions in excess of net investment income		(5,532)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,538,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,699,240
Net Assets		$ 11,285,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)
Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,443,283 ÷ 290,875 shares)	$ 35.90

Class K: Net Asset Value, offering price and redemption price per share ($715,457 ÷ 19,927 shares)	$ 35.90

Class F: Net Asset Value, offering price and redemption price per share ($126,568 ÷ 3,524 shares)	$ 35.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 62,520
Interest		1
Income from Fidelity Central Funds		137
Total income		62,658

Expenses
Management fee Basic fee	$ 31,814
Performance adjustment	4,705
Transfer agent fees	13,856
Accounting and security lending fees	766
Custodian fees and expenses	129
Independent trustees' compensation	34
Registration fees	68
Audit	48
Legal	48
Interest	4
Miscellaneous	102
Total expenses before reductions	51,574
Expense reductions	(1,328)	50,246
Net investment income (loss)		12,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	618,313
Other affiliated issuers	141
Foreign currency transactions	(522)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		617,935
Change in net unrealized appreciation (depreciation) on: Investment securities	691,551
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		691,550
Net gain (loss)		1,309,485
Net increase (decrease) in net assets resulting from operations		$ 1,321,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,412	$ 90,600
Net realized gain (loss)	617,935	(2,127,104)
Change in net unrealized appreciation (depreciation)	691,550	(205,346)
Net increase (decrease) in net assets resulting from operations	1,321,897	(2,241,850)
Distributions to shareholders from net investment income	(57,433)	(99,426)
Distributions to shareholders from net realized gain	-	(242,439)
Total distributions	(57,433)	(341,865)
Share transactions - net increase (decrease)	(260,943)	(483,151)
Total increase (decrease) in net assets	1,003,521	(3,066,866)

Net Assets
Beginning of period	10,281,787	13,348,653
End of period (including distributions in excess of net investment income of $5,532 and undistributed net investment income of $39,489, respectively)	$ 11,285,308	$ 10,281,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60	$ 38.72
Income from Investment Operations
Net investment income (loss) D	.04	.27	.35	.32	.23	.42 G
Net realized and unrealized gain (loss)	4.07	(6.36)	(2.89)	6.19	(1.06)	3.85
Total from investment operations	4.11	(6.09)	(2.54)	6.51	(.83)	4.27
Distributions from net investment income	(.18)	(.29)	(.33)	(.24)	(.23)	(.39)
Distributions from net realized gain	-	(.71)	(4.95)	(.93)	-	-
Total distributions	(.18)	(1.00)	(5.28)	(1.17)	(.23)	(.39)
Net asset value, end of period	$ 35.90	$ 31.97	$ 39.06	$ 46.88	$ 41.54	$ 42.60
Total Return B, C	12.85%	(15.85)%	(6.30)%	16.02%	(1.97)%	11.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of fee waivers, if any	.92% A	.76%	.58%	.60%	.63%	.66%
Expenses net of all reductions	.90% A	.76%	.57%	.59%	.61%	.64%
Net investment income (loss)	.21% A	.93%	.81%	.72%	.54%	1.05% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,443	$ 9,691	$ 13,349	$ 18,616	$ 19,571	$ 22,881
Portfolio turnover rate F	118% A	134%	82%	87%	48%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.32	.10
Net realized and unrealized gain (loss)	4.07	(6.33)	(2.84)
Total from investment operations	4.14	(6.01)	(2.74)
Distributions from net investment income	(.25)	(.34)	-
Distributions from net realized gain	-	(.71)	-
Total distributions	(.25)	(1.05)	-
Net asset value, end of period	$ 35.90	$ 32.01	$ 39.07
Total Return B, C	12.94%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.53%	.41% A
Expenses net of fee waivers, if any	.72% A	.53%	.41% A
Expenses net of all reductions	.70% A	.52%	.41% A
Net investment income (loss)	.41% A	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,457	$ 590,673	$ 93
Portfolio turnover rate F	118% A	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	- J
Net realized and unrealized gain (loss)	4.08	2.82 G
Total from investment operations	4.16	2.82
Distributions from net investment income	(.22)	-
Net asset value, end of period	$ 35.92	$ 31.98
Total Return B, C	13.02%	9.67%
Ratios to Average Net Assets E, I
Expenses before reductions	.66% A	.51% A
Expenses net of fee waivers, if any	.66% A	.51% A
Expenses net of all reductions	.64% A	.51% A
Net investment income (loss)	.46% A	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,568	$ 261
Portfolio turnover rate F	118% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, The Fund began offering conversion privileges between Blue Chip Growth and Class K to eligible shareholders of Blue Chip Growth. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

contracts, exchange-traded funds (ETFs), and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,986,774,169
Gross unrealized depreciation	(332,341,589)
Net unrealized appreciation (depreciation)	$ 1,654,432,580

Tax cost	$ 9,684,642,498

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,569,475,113 and $6,883,853,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 13,656,769.26
Class K	199,449.06
	$ 13,856,218

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,601 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,630,179.40%		$ 4,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,866 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $126,090.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,327,694 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $309.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009A
From net investment income
Blue Chip Growth	$ 52,296,155	$ 97,802,886
Class K	4,902,403	1,622,768
Class F	234,565	-
Total	$ 57,433,123	$ 99,425,654
From net realized gain
Blue Chip Growth	$ -	$ 242,437,464
Class K	-	1,698
Class F	-	-
Total	$ -	$ 242,439,162

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Blue Chip Growth
Shares sold	20,692,900	53,777,391	$ 743,258,088	$ 1,546,167,445
Conversion to Class K	(604,280)	(17,667,860)	(19,980,833)	(497,271,491)
Reinvestment of distributions	1,459,021	9,381,064	51,337,656	335,422,205
Shares redeemed	(33,783,279)	(84,149,947)	(1,213,954,019)	(2,387,026,199)
Net increase (decrease)	(12,235,638)	(38,659,352)	$ (439,339,108)	$ (1,002,708,040)
Class K
Shares sold	4,284,938	2,762,243	$ 155,100,591	$ 75,103,611
Conversion from Blue Chip Growth	603,548	17,662,621	19,980,833	497,271,492
Reinvestment of distributions	138,546	62,647	4,902,403	1,624,466
Shares redeemed	(3,555,438)	(2,034,629)	(131,436,116)	(54,677,110)
Net increase (decrease)	1,471,594	18,452,882	$ 48,547,711	$ 519,322,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010 B	Year ended July 31, 2009 A	Six months ended January 31, 2010 B	Year ended July 31, 2009 A
Class F
Shares sold	3,611,981	8,183	$ 133,393,764	$ 235,350
Reinvestment of distributions	6,315	-	234,565	-
Shares redeemed	(102,686)	(10)	(3,781,670)	(294)
Net increase (decrease)	3,515,610	8,173	$ 129,846,659	$ 235,056

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

B Conversion transactions for Class K and Blue Chip Growth are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-K-USAN-0310
1.863115.101

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 6 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Actual	.92%	$ 1,000.00	$ 1,095.00	$ 4.86
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.57	$ 4.69

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.7	3.3
JPMorgan Chase & Co.	4.7	5.0
Pfizer, Inc.	4.1	2.8
Bank of America Corp.	3.9	3.7
Chevron Corp.	3.5	3.6
Occidental Petroleum Corp.	3.3	3.2
Verizon Communications, Inc.	3.0	2.2
Merck & Co., Inc.	2.1	1.7
Hewlett-Packard Co.	1.7	1.7
Morgan Stanley	1.5	1.6
	32.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	24.8
Energy	18.2	18.4
Health Care	11.5	9.9
Industrials	9.5	9.0
Consumer Discretionary	9.0	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 98.8%		Stocks 99.2%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	9.2%	** Foreign investments	10.1%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.8%
Johnson Controls, Inc.	69,800	$ 1,942,534
The Goodyear Tire & Rubber Co. (a)	55,100	735,034
		2,677,568
Automobiles - 0.2%
Renault SA (a)	14,500	680,665
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	43,200	906,768
Household Durables - 2.6%
Black & Decker Corp.	24,000	1,551,840
KB Home (c)	322,200	4,923,216
Pulte Homes, Inc.	167,602	1,763,173
Whirlpool Corp.	9,234	694,212
		8,932,441
Media - 2.7%
Cablevision Systems Corp.:
NY Group Class A (f)	53,300	1,366,612
Class A (e)	12,900	269,610
DIRECTV (a)	21,200	643,420
DISH Network Corp. Class A	56,900	1,038,994
Time Warner Cable, Inc.	72,767	3,171,914
Time Warner, Inc.	97,100	2,665,395
		9,155,945
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	20,300	800,835
Home Depot, Inc.	43,200	1,210,032
Lowe's Companies, Inc.	117,600	2,546,040
Ross Stores, Inc.	15,800	725,694
Staples, Inc.	131,700	3,089,682
		8,372,283
TOTAL CONSUMER DISCRETIONARY		30,725,670
CONSUMER STAPLES - 5.0%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	24,626	1,228,843
Constellation Brands, Inc. Class A (sub. vtg.) (a)	35,500	570,840
		1,799,683
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	94,800	3,068,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	47,600	$ 1,020,068
Winn-Dixie Stores, Inc. (a)	71,862	727,962
		4,816,706
Food Products - 1.3%
Bunge Ltd.	13,500	793,665
Nestle SA (Reg.)	50,899	2,412,587
Ralcorp Holdings, Inc. (a)	19,300	1,192,740
		4,398,992
Household Products - 1.4%
Energizer Holdings, Inc. (a)	13,200	732,600
Procter & Gamble Co.	65,300	4,019,215
		4,751,815
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	18,700	1,244,298
TOTAL CONSUMER STAPLES		17,011,494
ENERGY - 18.2%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	43,300	1,960,624
Ensco International Ltd. ADR	36,050	1,407,032
Halliburton Co.	95,815	2,798,756
Nabors Industries Ltd. (a)	159,032	3,546,414
National Oilwell Varco, Inc.	41,314	1,689,743
Noble Corp.	19,300	778,176
Pride International, Inc. (a)	32,800	970,880
Smith International, Inc.	35,900	1,088,488
Transocean Ltd. (a)	15,812	1,339,909
Weatherford International Ltd. (a)	153,800	2,411,584
		17,991,606
Oil, Gas & Consumable Fuels - 13.0%
Arch Coal, Inc.	50,200	1,057,714
Chesapeake Energy Corp.	73,100	1,811,418
Chevron Corp.	167,200	12,058,464
EOG Resources, Inc.	12,200	1,103,124
Exxon Mobil Corp.	57,800	3,724,054
Marathon Oil Corp.	129,900	3,872,319
Occidental Petroleum Corp.	145,916	11,431,059
Petrohawk Energy Corp. (a)	103,700	2,315,621
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	54,100	$ 1,804,235
Range Resources Corp.	38,200	1,757,200
Royal Dutch Shell PLC Class B ADR	41,700	2,225,946
Southwestern Energy Co. (a)	34,600	1,483,648
		44,644,802
TOTAL ENERGY		62,636,408
FINANCIALS - 27.0%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	32,900	957,061
Charles Schwab Corp.	40,432	739,501
Franklin Resources, Inc.	16,100	1,594,383
Goldman Sachs Group, Inc.	34,200	5,086,224
Morgan Stanley	196,300	5,256,914
Northern Trust Corp.	18,700	944,724
State Street Corp.	44,370	1,902,586
		16,481,393
Commercial Banks - 6.6%
PNC Financial Services Group, Inc.	74,072	4,105,811
SVB Financial Group (a)	23,000	997,970
U.S. Bancorp, Delaware	53,000	1,329,240
Wells Fargo & Co.	574,337	16,328,396
		22,761,417
Consumer Finance - 0.9%
Capital One Financial Corp.	81,000	2,985,660
Diversified Financial Services - 9.5%
Bank of America Corp. (c)	877,882	13,326,249
CME Group, Inc.	6,000	1,720,920
JPMorgan Chase & Co.	411,852	16,037,517
KKR Financial Holdings LLC	139,600	841,788
Moody's Corp.	32,600	899,434
		32,825,908
Insurance - 3.5%
ACE Ltd.	64,580	3,181,857
Allstate Corp.	36,000	1,077,480
Berkshire Hathaway, Inc. Class B (a)	10,200	779,586
Genworth Financial, Inc. Class A (a)	172,127	2,382,238
Lincoln National Corp.	62,900	1,546,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	28,100	$ 992,492
Unum Group	54,800	1,072,436
XL Capital Ltd. Class A	60,900	1,021,293
		12,053,464
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	32,600	326,000
ProLogis Trust	41,900	527,940
Public Storage	13,400	1,061,012
SL Green Realty Corp.	25,600	1,164,544
		3,079,496
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	221,100	2,719,530
TOTAL FINANCIALS		92,906,868
HEALTH CARE - 11.5%
Biotechnology - 0.6%
Amgen, Inc. (a)	14,800	865,504
Biogen Idec, Inc. (a)	20,400	1,096,296
		1,961,800
Health Care Equipment & Supplies - 2.0%
C. R. Bard, Inc.	14,600	1,210,194
Covidien PLC	93,685	4,736,714
Stryker Corp.	15,900	825,528
		6,772,436
Health Care Providers & Services - 2.3%
Aetna, Inc.	60,700	1,819,179
Brookdale Senior Living, Inc. (a)	69,500	1,268,375
CIGNA Corp.	68,700	2,319,999
Humana, Inc. (a)	49,100	2,387,242
		7,794,795
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	12,100	558,415
Pharmaceuticals - 6.5%
Merck & Co., Inc.	193,300	7,380,194
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	754,219	$ 14,073,727
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,800	1,009,616
		22,463,537
TOTAL HEALTH CARE		39,550,983
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	76,160	2,942,822
Precision Castparts Corp.	8,400	884,100
United Technologies Corp.	45,100	3,043,348
		6,870,270
Building Products - 1.1%
Masco Corp.	201,900	2,737,764
Owens Corning (a)	35,800	921,134
		3,658,898
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	43,330	1,160,811
Construction & Engineering - 0.3%
Fluor Corp.	25,800	1,169,772
Electrical Equipment - 0.4%
Acuity Brands, Inc.	15,300	547,434
Regal-Beloit Corp.	18,491	876,473
		1,423,907
Industrial Conglomerates - 0.5%
Textron, Inc.	88,600	1,730,358
Machinery - 2.5%
Caterpillar, Inc.	21,500	1,123,160
Cummins, Inc.	61,600	2,781,856
Deere & Co.	22,700	1,133,865
Ingersoll-Rand Co. Ltd.	89,900	2,918,154
Navistar International Corp. (a)	13,600	503,064
		8,460,099
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	58,200	629,724
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	79,100	$ 3,390,226
Union Pacific Corp.	67,600	4,089,800
		8,109,750
TOTAL INDUSTRIALS		32,583,865
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	119,000	2,673,930
Juniper Networks, Inc. (a)	33,200	824,356
		3,498,286
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	124,900	5,879,043
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc.	34,250	960,028
Amphenol Corp. Class A	9,400	374,496
Arrow Electronics, Inc. (a)	45,500	1,195,285
Avnet, Inc. (a)	78,346	2,071,468
Flextronics International Ltd. (a)	144,100	913,594
Tyco Electronics Ltd.	60,085	1,494,915
		7,009,786
Internet Software & Services - 0.5%
eBay, Inc. (a)	71,000	1,634,420
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	188,800	2,299,584
KLA-Tencor Corp.	44,400	1,252,080
Lam Research Corp. (a)	56,300	1,858,463
		5,410,127
Software - 0.4%
Microsoft Corp.	42,600	1,200,468
TOTAL INFORMATION TECHNOLOGY		24,632,130
MATERIALS - 3.3%
Chemicals - 1.6%
Albemarle Corp.	36,890	1,317,711
Celanese Corp. Class A	27,700	806,070
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	102,300	$ 2,771,307
Terra Industries, Inc.	21,800	688,880
		5,583,968
Construction Materials - 0.4%
HeidelbergCement AG	17,792	1,072,148
Vulcan Materials Co.	8,800	388,872
		1,461,020
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	33,200	903,704
Metals & Mining - 0.7%
ArcelorMittal SA (NY Shares) Class A (c)	29,200	1,129,456
Commercial Metals Co.	60,800	835,392
Newcrest Mining Ltd.	20,531	572,413
		2,537,261
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	24,405	973,760
TOTAL MATERIALS		11,459,713
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.3%
Qwest Communications International, Inc.	260,900	1,098,389
Verizon Communications, Inc.	345,373	10,160,874
		11,259,263
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	625,645	2,052,116
TOTAL TELECOMMUNICATION SERVICES		13,311,379
UTILITIES - 4.2%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	23,600	494,420
American Electric Power Co., Inc.	68,100	2,359,665
Entergy Corp.	25,700	1,961,167
FirstEnergy Corp.	58,900	2,569,218
		7,384,470
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	38,100	481,203
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	33,000	$ 1,065,240
NRG Energy, Inc. (a)	50,500	1,217,555
		2,763,998
Multi-Utilities - 1.3%
Alliant Energy Corp.	41,800	1,304,160
CMS Energy Corp.	93,300	1,415,361
PG&E Corp.	40,200	1,698,048
		4,417,569
TOTAL UTILITIES		14,566,037
TOTAL COMMON STOCKS (Cost $348,289,058)		339,384,547
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Bank of America Corp.
(Cost $900,000)	60,000	906,000
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (d)	2,847,181	2,847,181
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	5,719,300	5,719,300
TOTAL MONEY MARKET FUNDS (Cost $8,566,481)		8,566,481
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $357,755,539)		348,857,028
NET OTHER ASSETS - (1.5)%		(5,314,083)
NET ASSETS - 100%		$ 343,542,945
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,007
Fidelity Securities Lending Cash Central Fund	3,667
Total	$ 5,674
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,725,670	$ 30,045,005	$ 680,665	$ -
Consumer Staples	17,011,494	13,370,064	3,641,430	-
Energy	62,636,408	62,636,408	-	-
Financials	93,812,868	93,812,868	-	-
Health Care	39,550,983	39,550,983	-	-
Industrials	32,583,865	32,583,865	-	-
Information Technology	24,632,130	24,632,130	-	-
Materials	11,459,713	10,387,565	1,072,148	-
Telecommunication Services	13,311,379	13,311,379	-	-
Utilities	14,566,037	14,566,037	-	-
Money Market Funds	8,566,481	8,566,481	-	-
Total Investments in Securities:	$ 348,857,028	$ 343,462,785	$ 5,394,243	$ -
Other Financial Instruments:
Forward Commitments	$ 20,553	$ 20,553	$ -	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $112,736,963 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $70,691,099 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,543,932) - See accompanying schedule: Unaffiliated issuers (cost $349,189,058)	$ 340,290,547
Fidelity Central Funds (cost $8,566,481)	8,566,481
Total Investments (cost $357,755,539)		$ 348,857,028
Commitment to sell securities on a when-issued basis	(248,097)
Receivable for securities sold on a when-issued basis	268,650	20,553
Receivable for investments sold		3,249,686
Receivable for fund shares sold		380,530
Dividends receivable		319,762
Distributions receivable from Fidelity Central Funds		1,395
Prepaid expenses		1,367
Other receivables		3,460
Total assets		352,833,781

Liabilities
Payable to custodian bank	$ 85,330
Payable for investments purchased
Regular delivery	2,330,500
Delayed delivery	271,819
Payable for fund shares redeemed	433,408
Accrued management fee	151,360
Other affiliated payables	112,423
Other payables and accrued expenses	186,696
Collateral on securities loaned, at value	5,719,300
Total liabilities		9,290,836

Net Assets		$ 343,542,945
Net Assets consist of:
Paid in capital		$ 543,117,734
Undistributed net investment income		142,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,679,484)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,038,101)
Net Assets, for 35,543,965 shares outstanding		$ 343,542,945
Net Asset Value, offering price and redemption price per share ($343,542,945 ÷ 35,543,965 shares)		$ 9.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,092,095
Interest		729
Income from Fidelity Central Funds		5,674
Total income		3,098,498

Expenses
Management fee Basic fee	$ 994,849
Performance adjustment	(97,212)
Transfer agent fees	607,101
Accounting and security lending fees	69,654
Custodian fees and expenses	12,709
Independent trustees' compensation	1,053
Registration fees	7,528
Audit	28,242
Legal	1,326
Miscellaneous	3,339
Total expenses before reductions	1,628,589
Expense reductions	(11,204)	1,617,385
Net investment income (loss)		1,481,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,673,745
Foreign currency transactions	(4,989)
Total net realized gain (loss)		3,668,756
Change in net unrealized appreciation (depreciation) on: Investment securities	26,369,479
Assets and liabilities in foreign currencies	(51)
When-issued commitments	20,553
Total change in net unrealized appreciation (depreciation)		26,389,981
Net gain (loss)		30,058,737
Net increase (decrease) in net assets resulting from operations		$ 31,539,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,481,113	$ 6,086,193
Net realized gain (loss)	3,668,756	(145,127,515)
Change in net unrealized appreciation (depreciation)	26,389,981	11,005,366
Net increase (decrease) in net assets resulting from operations	31,539,850	(128,035,956)
Distributions to shareholders from net investment income	(4,762,190)	(7,269,944)
Distributions to shareholders from net realized gain	-	(412,628)
Total distributions	(4,762,190)	(7,682,572)
Share transactions Proceeds from sales of shares	30,755,156	80,005,344
Reinvestment of distributions	4,632,338	7,439,489
Cost of shares redeemed	(51,387,387)	(136,690,953)
Net increase (decrease) in net assets resulting from share transactions	(15,999,893)	(49,246,120)
Total increase (decrease) in net assets	10,777,767	(184,964,648)

Net Assets
Beginning of period	332,765,178	517,729,826
End of period (including undistributed net investment income of $142,796 and undistributed net investment income of $3,423,873, respectively)	$ 343,542,945	$ 332,765,178
Other Information Shares
Sold	3,147,710	9,742,336
Issued in reinvestment of distributions	479,700	760,861
Redeemed	(5,257,410)	(15,943,607)
Net increase (decrease)	(1,630,000)	(5,440,410)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 12.15	$ 15.46	$ 13.95	$ 13.21	$ 11.24
Income from Investment Operations
Net investment income (loss)D	.04	.16	.21	.19	.10	.11
Net realized and unrealized gain (loss)	.81	(3.17)	(2.68)	2.05	.95	2.03
Total from investment operations	.85	(3.01)	(2.47)	2.24	1.05	2.14
Distributions from net investment income	(.13)	(.18)	(.16)	(.13)	(.08)	(.09)
Distributions from net realized gain	-	(.01)	(.68)	(.60)	(.23)	(.08)
Total distributions	(.13)	(.19)	(.84)	(.73)	(.31)	(.17)
Net asset value, end of period	$ 9.67	$ 8.95	$ 12.15	$ 15.46	$ 13.95	$ 13.21
Total Return B,C	9.50%	(24.89)%	(16.86)%	16.60%	8.05%	19.20%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.77%	.92%	.87%	.94%	.97%
Expenses net of fee waivers, if any	.92% A	.77%	.92%	.87%	.94%	.97%
Expenses net of all reductions	.91% A	.77%	.91%	.87%	.93%	.93%
Net investment income (loss)	.83% A	1.87%	1.46%	1.25%	.76%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,543	$ 332,765	$ 517,730	$ 731,351	$ 272,702	$ 182,071
Portfolio turnover rate F	57% A	69%	61%	92%	74%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,880,886
Gross unrealized depreciation	(56,252,371)
Net unrealized appreciation (depreciation)	$ (20,371,485)

Tax cost	$ 369,228,513

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $98,984,345 and $119,375,557, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,810 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $692 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,667.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,200 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

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Semiannual Report

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Semiannual Report

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Semiannual Report

January 31, 2010
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Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Dividend Growth	.91%
Actual		$ 1,000.00	$ 1,133.70	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class K	.70%
Actual		$ 1,000.00	$ 1,134.80	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.5	2.2
JPMorgan Chase & Co.	1.8	1.9
Bank of America Corp.	1.6	2.2
PNC Financial Services Group, Inc.	1.6	1.0
Pfizer, Inc.	1.5	1.6
Cisco Systems, Inc.	1.4	1.6
The Coca-Cola Co.	1.3	0.9
Merck & Co., Inc.	1.2	0.8
Hewlett-Packard Co.	1.2	1.2
Google, Inc. Class A	1.2	0.5
	15.3
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	16.4
Information Technology	17.0	18.0
Health Care	12.8	12.3
Energy	11.4	11.9
Industrials	10.2	10.0
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Investment Companies 97.6%		Stocks and Investment Companies 98.2%
	Bonds 0.3%		Bonds 0.2%
	Convertible Securities 1.6%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	15.6%	** Foreign investments	12.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.5%
BorgWarner, Inc.	115,300	$ 4,046
Johnson Controls, Inc.	480,736	13,379
Stoneridge, Inc. (a)	837,341	5,845
The Goodyear Tire & Rubber Co. (a)	1,019,300	13,597
		36,867
Automobiles - 0.6%
Fiat SpA (a)	507,800	6,363
Harley-Davidson, Inc.	333,605	7,586
Mazda Motor Corp. (a)	1,770,000	4,804
Thor Industries, Inc.	540,300	17,155
Winnebago Industries, Inc. (a)	566,454	6,769
		42,677
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,800	6,107
Service Corp. International	1,072,000	8,222
Stewart Enterprises, Inc. Class A	2,333,532	11,831
		26,160
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	919,200	15,001
Burger King Holdings, Inc.	56,300	982
DineEquity, Inc. (a)(c)	766,100	17,421
NH Hoteles SA (a)	1,166,400	5,755
O'Charleys, Inc. (a)	833,800	6,170
Red Robin Gourmet Burgers, Inc. (a)	152,200	2,805
Scientific Games Corp. Class A (a)	120,700	1,699
Sol Melia SA	446,800	3,666
Sonic Corp. (a)	1,097,100	9,249
Starwood Hotels & Resorts Worldwide, Inc.	456,913	15,224
WMS Industries, Inc. (a)	147,900	5,484
Wyndham Worldwide Corp.	2,170,315	45,555
		129,011
Household Durables - 1.0%
Black & Decker Corp.	129,200	8,354
Hooker Furniture Corp.	341,942	4,346
M.D.C. Holdings, Inc.	120,201	4,039
Mohawk Industries, Inc. (a)	359,600	14,891
Newell Rubbermaid, Inc.	541,100	7,343
Pulte Homes, Inc.	1,018,282	10,712
Stanley Furniture Co., Inc. (a)	196,788	1,919
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	96,500	$ 2,402
Whirlpool Corp.	273,600	20,569
		74,575
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	529,838	13,585
CC Media Holdings, Inc. Class A (a)	1,200,000	3,720
Comcast Corp.:
Class A	51,870	821
Class A (special) (non-vtg.)	362,510	5,488
DIRECTV (a)	760,238	23,073
DISH Network Corp. Class A	933,373	17,043
Informa PLC	1,712,482	8,974
Lamar Advertising Co. Class A (a)	559,601	16,005
Liberty Media Corp. Starz Series A (a)	266,689	12,508
McGraw-Hill Companies, Inc.	460,900	16,339
MDC Partners, Inc. Class A (sub. vtg.)	49,200	408
The Walt Disney Co.	495,767	14,650
Time Warner Cable, Inc.	788,926	34,389
United Business Media Ltd.	623,900	4,236
Viacom, Inc. Class B (non-vtg.) (a)	381,000	11,102
		182,341
Multiline Retail - 0.4%
Target Corp.	659,738	33,825
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	516,500	20,376
AnnTaylor Stores Corp. (a)	1,050,500	13,194
Asbury Automotive Group, Inc. (a)	432,400	4,787
Best Buy Co., Inc.	217,200	7,960
Big 5 Sporting Goods Corp.	551,000	8,050
Cabela's, Inc. Class A (a)(c)	390,446	6,294
Carphone Warehouse Group PLC	1,392,534	4,226
Casual Male Retail Group, Inc. (a)	2,353,500	6,590
Gymboree Corp. (a)	172,600	6,733
Hengdeli Holdings Ltd.	25,940,000	8,620
Home Depot, Inc.	382,368	10,710
Lowe's Companies, Inc.	2,024,386	43,828
Lumber Liquidators Holdings, Inc. (a)(c)	236,797	5,607
MarineMax, Inc. (a)	484,600	4,376
OfficeMax, Inc. (a)	828,306	10,743
RadioShack Corp.	297,600	5,809
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	1,207,300	$ 10,069
Staples, Inc.	1,047,432	24,573
The Children's Place Retail Stores, Inc. (a)(c)	257,414	8,186
Zale Corp. (a)(c)	19,453	42
		210,773
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)(c)	1,455,500	4,119
Bosideng International Holdings Ltd.	2,252,000	447
G-III Apparel Group Ltd. (a)	40,200	700
Iconix Brand Group, Inc. (a)	323,200	4,079
Steven Madden Ltd. (a)	168,938	6,781
Trinity Ltd.	1,006,000	473
		16,599
TOTAL CONSUMER DISCRETIONARY		752,828
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	596,581	29,770
Carlsberg AS Series B	140,800	10,501
Dr Pepper Snapple Group, Inc.	293,569	8,120
Fomento Economico Mexicano SAB de CV sponsored ADR	71,000	2,993
Molson Coors Brewing Co. Class B	193,005	8,106
Remy Cointreau SA	56,912	2,852
The Coca-Cola Co.	1,827,359	99,134
		161,476
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	1,472,497	47,665
Kroger Co.	832,100	17,832
PriceSmart, Inc.	405,565	8,115
Safeway, Inc.	438,400	9,842
Wal-Mart Stores, Inc.	1,282,863	68,543
Walgreen Co.	502,773	18,125
Winn-Dixie Stores, Inc. (a)	1,720,396	17,428
		187,550
Food Products - 2.6%
Bunge Ltd.	221,138	13,001
Calavo Growers, Inc.	378,032	6,336
General Mills, Inc.	112,596	8,029
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.	177,028	$ 9,634
Kerry Group PLC Class A	92,509	2,741
Leroy Seafood Group ASA (c)	447,100	9,301
M. Dias Branco SA	12,100	312
Marine Harvest ASA (a)(c)	59,039,000	52,740
Nestle SA (Reg.)	401,433	19,028
Pilgrims Pride Corp. (a)	129,800	1,151
Ralcorp Holdings, Inc. (a)	173,100	10,698
Smithfield Foods, Inc. (a)	1,206,600	18,171
Tingyi (Cayman Island) Holding Corp.	2,252,000	4,873
Tyson Foods, Inc. Class A	1,997,337	27,603
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	413,800	12,670
		196,288
Household Products - 0.7%
Energizer Holdings, Inc. (a)	210,587	11,688
Procter & Gamble Co.	649,201	39,958
		51,646
Personal Products - 0.9%
Avon Products, Inc.	723,828	21,816
BaWang International (Group) Holding Ltd.	19,040,000	11,011
Hengan International Group Co. Ltd.	1,344,000	9,002
Herbalife Ltd.	193,040	7,500
Hypermarcas SA (a)	394,400	4,557
NBTY, Inc. (a)	379,600	16,904
		70,790
Tobacco - 0.8%
Imperial Tobacco Group PLC	124,675	4,020
Japan Tobacco, Inc.	1,166	4,224
Lorillard, Inc.	202,325	15,316
Philip Morris International, Inc.	894,800	40,722
		64,282
TOTAL CONSUMER STAPLES		732,032
ENERGY - 11.1%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	381,990	17,297
BJ Services Co.	530,926	10,974
Global Industries Ltd. (a)	1,395,111	9,724
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	731,100	$ 21,355
ION Geophysical Corp. (a)	257,400	1,223
Nabors Industries Ltd. (a)	562,382	12,541
National Oilwell Varco, Inc.	1,392,245	56,943
Noble Corp.	282,108	11,375
Parker Drilling Co. (a)	821,299	3,950
Patterson-UTI Energy, Inc.	249,300	3,829
Pride International, Inc. (a)	267,136	7,907
Schlumberger Ltd.	490,626	31,135
Scorpion Offshore Ltd. (a)	2,191,000	9,527
Seahawk Drilling, Inc. (a)	188,265	3,937
Smith International, Inc.	311,277	9,438
Superior Well Services, Inc. (a)	288,900	4,573
Union Drilling, Inc. (a)	748,143	5,439
Vantage Drilling Co. (a)	2,868,400	4,044
Weatherford International Ltd. (a)	3,065,161	48,062
		273,273
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources, Inc. (a)	196,077	7,963
Anadarko Petroleum Corp.	44,200	2,819
Arch Coal, Inc.	1,226,300	25,838
Arena Resources, Inc. (a)	80,400	3,083
Berry Petroleum Co. Class A	891,200	24,134
Brigham Exploration Co. (a)	1,867,101	24,347
Cabot Oil & Gas Corp.	162,706	6,227
Chesapeake Energy Corp.	1,121,197	27,783
Compton Petroleum Corp. (a)	2,393,100	2,126
Concho Resources, Inc. (a)	250,460	11,238
Denbury Resources, Inc. (a)	991,590	13,436
EOG Resources, Inc.	248,600	22,478
EXCO Resources, Inc.	914,357	16,038
Heritage Oil PLC (a)	321,800	2,542
Hess Corp.	232,500	13,436
Holly Corp.	318,100	8,302
International Coal Group, Inc. (a)	1,608,835	5,744
InterOil Corp. (a)(c)	128,700	7,607
Iteration Energy Ltd. (a)	804,400	910
Keyera Facilities Income Fund	341,442	7,747
Lukoil Oil Co. sponsored ADR	84,787	4,655
Niko Resources Ltd.	101,000	9,326
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)(c)	1,276,325	$ 14,103
Occidental Petroleum Corp.	530,820	41,584
OPTI Canada, Inc. (a)	5,365,900	9,685
OPTI Canada, Inc. (a)(e)	2,661,400	4,804
PetroBakken Energy Ltd. Class A (c)	529,826	14,691
Petrohawk Energy Corp. (a)	2,920,538	65,216
Petroleo Brasileiro SA - Petrobras sponsored ADR	88,400	3,586
Plains Exploration & Production Co. (a)	1,363,468	45,472
Range Resources Corp.	510,200	23,469
Rex Energy Corp. (a)	257,100	3,185
Rosetta Resources, Inc. (a)	388,475	7,987
SandRidge Energy, Inc. (a)(c)	2,594,200	21,947
Southwestern Energy Co. (a)	823,537	35,313
Suncor Energy, Inc.	687,500	21,706
Venoco, Inc. (a)	596,419	6,877
Whiting Petroleum Corp. (a)	116,625	7,763
		575,167
TOTAL ENERGY		848,440
FINANCIALS - 17.5%
Capital Markets - 1.5%
AllianceBernstein Holding LP	261,000	6,718
Bank of New York Mellon Corp.	481,752	14,014
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	196,440	6,707
Charles Schwab Corp.	867,770	15,872
GCA Savvian Group Corp. (c)	2,250	2,617
Janus Capital Group, Inc.	643,400	7,856
Morgan Stanley	1,895,024	50,749
Northern Trust Corp.	159,521	8,059
optionsXpress Holdings, Inc.	60,646	870
TD Ameritrade Holding Corp. (a)	140,800	2,501
		115,963
Commercial Banks - 5.9%
Associated Banc-Corp.	1,423,743	18,110
CapitalSource, Inc.	5,651,145	27,069
Huntington Bancshares, Inc.	2,546,200	12,196
Mitsubishi UFJ Financial Group, Inc.	5,701,300	29,338
PNC Financial Services Group, Inc.	2,235,658	123,923
Regions Financial Corp.	939,650	5,967
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	375,890	$ 16,310
Wells Fargo & Co.	6,835,441	194,330
Wilmington Trust Corp., Delaware (c)	1,904,737	24,990
		452,233
Consumer Finance - 0.4%
Capital One Financial Corp.	234,000	8,625
Discover Financial Services	951,232	13,013
ORIX Corp.	113,670	8,563
		30,201
Diversified Financial Services - 4.6%
Bank of America Corp.	8,210,707	124,639
CME Group, Inc.	70,600	20,249
Deutsche Boerse AG	120,642	7,898
JPMorgan Chase & Co.	3,546,450	138,099
Moody's Corp. (c)	620,146	17,110
PICO Holdings, Inc. (a)(d)	1,389,514	43,617
		351,612
Insurance - 3.0%
ACE Ltd.	202,700	9,987
Assured Guaranty Ltd.	466,790	10,577
Berkshire Hathaway, Inc.:
Class A (a)	400	45,840
Class B (a)	645,409	49,329
Conseco, Inc. (a)	562,000	2,675
Endurance Specialty Holdings Ltd.	226,900	8,173
Everest Re Group Ltd.	141,300	12,115
Genworth Financial, Inc. Class A (a)	1,701,300	23,546
Lincoln National Corp.	837,000	20,573
Maiden Holdings Ltd.	692,542	4,702
MBIA, Inc. (a)(c)	1,608,900	7,932
Platinum Underwriters Holdings Ltd.	182,600	6,621
Protective Life Corp.	539,000	9,082
Unum Group	305,000	5,969
Validus Holdings Ltd.	268,300	7,110
XL Capital Ltd. Class A	245,355	4,115
		228,346
Real Estate Investment Trusts - 0.9%
British Land Co. PLC	56,163	390
CBL & Associates Properties, Inc.	633,200	6,332
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.	273,677	$ 2,258
Duke Realty LP	298,000	3,373
Education Realty Trust, Inc.	423,700	2,237
Extra Space Storage, Inc.	172,100	1,953
Franklin Street Properties Corp.	80,500	1,011
Kite Realty Group Trust	79,948	303
ProLogis Trust	928,100	11,694
Segro PLC	724,800	3,600
SL Green Realty Corp.	322,200	14,657
The Macerich Co. (c)	139,133	4,292
U-Store-It Trust	568,200	3,932
Vornado Realty Trust	131,064	8,477
		64,509
Real Estate Management & Development - 1.2%
Allgreen Properties Ltd.	2,294,000	1,909
Avatar Holdings, Inc. (a)	48,140	815
CB Richard Ellis Group, Inc. Class A (a)	4,427,100	54,453
Forest City Enterprises, Inc. Class A (a)	173,100	1,958
Iguatemi Empresa de Shopping Centers SA	444,800	6,720
Jones Lang LaSalle, Inc.	283,200	16,145
Kenedix, Inc. (a)	11,537	3,575
Unite Group PLC (a)	1,835,539	8,408
		93,983
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	250,434	2,294
TOTAL FINANCIALS		1,339,141
HEALTH CARE - 12.6%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	126,500	5,866
Amgen, Inc. (a)	812,559	47,518
Amylin Pharmaceuticals, Inc. (a)	303,172	5,451
Biogen Idec, Inc. (a)	239,522	12,872
Cephalon, Inc. (a)	64,300	4,105
China Biologic Products, Inc. (a)(c)	321,800	3,189
Clinical Data, Inc. (a)(c)	513,709	7,896
Dendreon Corp. (a)(c)	404,500	11,205
DUSA Pharmaceuticals, Inc. (a)	163,847	229
Genzyme Corp. (a)	209,245	11,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	555,400	$ 14,701
ImmunoGen, Inc. (a)	47,800	334
Incyte Corp. (a)	341,800	3,650
Maxygen, Inc. (a)	401,767	2,246
Micromet, Inc. (a)	437,800	3,402
OREXIGEN Therapeutics, Inc. (a)	1,187,357	7,552
Protalix BioTherapeutics, Inc. (a)(c)	846,481	5,798
Rigel Pharmaceuticals, Inc. (a)	734,200	6,028
Theravance, Inc. (a)	1,182,461	12,972
United Therapeutics Corp. (a)	248,000	14,773
		181,141
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	237,300	3,401
C. R. Bard, Inc.	225,830	18,719
Covidien PLC	697,200	35,250
ev3, Inc. (a)	591,236	8,620
Inverness Medical Innovations, Inc. (a)	293,100	11,832
Nobel Biocare Holding AG (Switzerland)	229,864	6,761
Orthofix International NV (a)	323,288	9,741
Orthovita, Inc. (a)	1,134,800	4,131
St. Jude Medical, Inc. (a)	199,000	7,508
Stryker Corp.	274,700	14,262
William Demant Holding AS (a)	115,000	8,975
Wright Medical Group, Inc. (a)	439,808	7,864
		137,064
Health Care Providers & Services - 3.8%
Aetna, Inc.	666,800	19,984
Brookdale Senior Living, Inc. (a)	1,133,300	20,683
CIGNA Corp.	1,730,900	58,452
Community Health Systems, Inc. (a)	171,100	5,581
DaVita, Inc. (a)	140,690	8,408
Emeritus Corp. (a)	152,881	2,782
Express Scripts, Inc. (a)	390,400	32,739
Henry Schein, Inc. (a)	156,867	8,479
McKesson Corp.	188,200	11,070
Medco Health Solutions, Inc. (a)	451,000	27,727
Psychiatric Solutions, Inc. (a)	298,800	6,589
Quest Diagnostics, Inc.	297,647	16,570
Triple-S Management Corp. (a)	146,510	2,431
UnitedHealth Group, Inc.	1,283,100	42,342
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	564,200	$ 16,452
VCA Antech, Inc. (a)	325,800	8,272
		288,561
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	155,100	7,710
Thermo Fisher Scientific, Inc. (a)	301,624	13,920
		21,630
Pharmaceuticals - 4.3%
Abbott Laboratories	188,809	9,996
Allergan, Inc.	207,965	11,958
Ardea Biosciences, Inc. (a)	602,700	8,824
Cadence Pharmaceuticals, Inc. (a)(c)	1,608,595	16,022
Merck & Co., Inc.	2,436,705	93,033
Novartis AG sponsored ADR	185,047	9,906
Novo Nordisk AS Series B	155,864	10,545
Pfizer, Inc.	6,057,825	113,039
Pronova BioPharma ASA (a)	1,990,900	5,858
Sanofi-Aventis	307,835	22,762
Teva Pharmaceutical Industries Ltd. sponsored ADR	276,490	15,683
ViroPharma, Inc. (a)	848,400	8,382
XenoPort, Inc. (a)	305,634	5,648
		331,656
TOTAL HEALTH CARE		960,052
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.1%
Chemring Group PLC	185,000	9,489
European Aeronautic Defence and Space Co. EADS NV	108,600	2,122
GeoEye, Inc. (a)	582,962	14,965
Heico Corp. Class A	354,003	11,944
Honeywell International, Inc.	328,600	12,697
LMI Aerospace, Inc. (a)	578,178	7,337
Orbital Sciences Corp. (a)	620,900	9,816
Precision Castparts Corp.	197,092	20,744
Raytheon Co.	322,686	16,918
United Technologies Corp.	824,739	55,653
		161,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.4%
Delta Air Lines, Inc. (a)	1,693,375	$ 20,710
Southwest Airlines Co.	732,000	8,294
		29,004
Building Products - 0.4%
Masco Corp.	1,332,600	18,070
Owens Corning (a)	623,625	16,046
		34,116
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	376,513	1,638
Clean Harbors, Inc. (a)	188,790	10,810
Consolidated Graphics, Inc. (a)	97,564	3,293
R.R. Donnelley & Sons Co.	1,067,200	21,152
Republic Services, Inc.	584,495	15,659
The Brink's Co.	494,700	11,566
		64,118
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	100,500	821
Fluor Corp.	193,106	8,755
Great Lakes Dredge & Dock Corp.	1,723,970	10,189
Jacobs Engineering Group, Inc. (a)	221,200	8,359
MasTec, Inc. (a)	177,000	2,175
MYR Group, Inc. (a)	281,857	4,470
		34,769
Electrical Equipment - 0.9%
AMETEK, Inc.	207,655	7,567
Cooper Industries PLC Class A	445,715	19,121
First Solar, Inc. (a)(c)	60,300	6,832
Prysmian SpA	466,800	8,472
Renewable Energy Corp. AS (a)(c)	1,545,903	8,965
Schneider Electric SA	97,225	10,030
SunPower Corp. Class B (a)	309,900	5,755
		66,742
Industrial Conglomerates - 0.8%
Koninklijke Philips Electronics NV	523,600	15,811
Rheinmetall AG	237,900	15,133
Textron, Inc.	1,472,724	28,762
		59,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.1%
Briggs & Stratton Corp.	470,632	$ 7,780
Bucyrus International, Inc. Class A	136,718	7,161
Columbus McKinnon Corp. (NY Shares) (a)	328,261	4,458
Cummins, Inc.	575,700	25,999
Danaher Corp.	199,700	14,249
Ingersoll-Rand Co. Ltd.	515,724	16,740
JTEKT Corp.	667,500	7,624
Navistar International Corp. (a)	821,700	30,395
The Stanley Works	239,271	12,263
Timken Co.	442,804	9,923
Trinity Industries, Inc.	458,500	7,171
Vallourec SA	76,600	13,175
		156,938
Professional Services - 0.3%
Equifax, Inc.	201,900	6,461
Monster Worldwide, Inc. (a)	565,700	8,819
Randstad Holdings NV (a)	12,723	611
Robert Half International, Inc.	402,300	10,830
		26,721
Road & Rail - 1.8%
Arkansas Best Corp.	366,400	8,259
Avis Budget Group, Inc. (a)	1,236,466	13,379
Con-way, Inc.	217,700	6,231
CSX Corp.	732,900	31,412
Norfolk Southern Corp.	286,100	13,464
Saia, Inc. (a)	533,135	6,398
Saia, Inc. (a)(g)	233,940	2,807
Union Pacific Corp.	746,900	45,187
Universal Truckload Services, Inc. (d)	857,948	14,448
		141,585
Trading Companies & Distributors - 0.1%
Kaman Corp.	201,100	5,005
TOTAL INDUSTRIALS		780,389
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.8%
Adtran, Inc.	501,894	10,640
Aviat Networks, Inc. (a)	460,443	3,311
Cisco Systems, Inc. (a)	4,683,100	105,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	1,435,800	$ 13,654
Infinera Corp. (a)	1,006,668	6,896
Juniper Networks, Inc. (a)	1,513,200	37,573
Motorola, Inc.	3,018,336	18,563
QUALCOMM, Inc.	483,100	18,933
		214,799
Computers & Peripherals - 1.7%
3PAR, Inc. (a)	349,959	3,384
Apple, Inc. (a)	22,935	4,406
Hewlett-Packard Co.	1,893,500	89,127
NCR Corp. (a)	583,330	6,982
Seagate Technology	1,473,951	24,659
		128,558
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc.	1,207,061	33,834
Amphenol Corp. Class A	383,419	15,275
Arrow Electronics, Inc. (a)	591,800	15,547
Avnet, Inc. (a)	837,329	22,139
Bell Microproducts, Inc. (a)(c)(d)	2,045,259	9,245
Corning, Inc.	1,573,100	28,442
Ingram Micro, Inc. Class A (a)	481,054	8,130
Itron, Inc. (a)	173,753	10,693
Keyence Corp.	34,600	7,984
Omron Corp.	201,100	4,008
Tyco Electronics Ltd.	530,246	13,193
		168,490
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	338,200	8,354
Google, Inc. Class A (a)	167,010	88,418
NetEase.com, Inc. sponsored ADR (a)	313,000	10,266
Open Text Corp. (a)	141,400	5,571
VeriSign, Inc. (a)	781,536	17,905
		130,514
IT Services - 1.1%
Alliance Data Systems Corp. (a)	330,852	19,672
Atos Origin SA (a)	189,021	8,791
China Information Security Technology, Inc. (a)(c)	494,700	2,409
Fidelity National Information Services, Inc.	1,078,091	25,400
Fiserv, Inc. (a)	126,783	5,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	346,250	$ 13,670
Visa, Inc. Class A	73,700	6,046
		81,698
Office Electronics - 0.1%
Xerox Corp.	1,246,700	10,871
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	548,300	14,782
ASM International NV (Netherlands) (a)(c)	361,785	8,326
Atmel Corp. (a)	11,278,561	52,333
Avago Technologies Ltd.	1,749,400	30,405
Cymer, Inc. (a)	362,100	11,359
Fairchild Semiconductor International, Inc. (a)	2,503,938	22,485
Himax Technologies, Inc. sponsored ADR	2,332,136	6,926
International Rectifier Corp. (a)	181,102	3,267
Intersil Corp. Class A	371,641	5,006
Kulicke & Soffa Industries, Inc. (a)	1,693,800	7,808
Lam Research Corp. (a)	2,013,893	66,479
LTX-Credence Corp. (a)(d)	7,536,843	18,917
Maxim Integrated Products, Inc.	832,300	14,549
MEMC Electronic Materials, Inc. (a)	441,600	5,555
Micron Technology, Inc. (a)	2,784,000	24,276
National Semiconductor Corp.	675,877	8,962
NVIDIA Corp. (a)	679,712	10,461
ON Semiconductor Corp. (a)	3,074,454	22,167
Standard Microsystems Corp. (a)	228,900	4,567
Teradyne, Inc. (a)	784,300	7,325
Varian Semiconductor Equipment Associates, Inc. (a)	411,685	12,075
Verigy Ltd. (a)	655,600	7,107
		365,137
Software - 2.3%
Adobe Systems, Inc. (a)	414,390	13,385
BMC Software, Inc. (a)	266,400	10,294
Citrix Systems, Inc. (a)	323,390	13,437
Giant Interactive Group, Inc. ADR (c)	1,177,357	8,618
ICSA (India) Ltd.	804,419	2,807
Informatica Corp. (a)	442,000	10,471
Microsoft Corp.	2,770,515	78,073
Nuance Communications, Inc. (a)	525,318	7,890
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	1,242,600	$ 28,654
Ultimate Software Group, Inc. (a)	44,245	1,323
		174,952
TOTAL INFORMATION TECHNOLOGY		1,275,019
MATERIALS - 5.9%
Chemicals - 2.9%
Airgas, Inc.	112,200	4,742
Albemarle Corp.	311,600	11,130
Celanese Corp. Class A	858,259	24,975
Clariant AG (Reg.) (a)	723,920	7,945
Dow Chemical Co.	1,233,260	33,409
Ferro Corp.	1,332,700	10,342
Huabao International Holdings Ltd.	6,355,000	6,466
Israel Chemicals Ltd.	647,400	8,571
Monsanto Co.	188,800	14,326
Solutia, Inc. (a)	1,731,400	23,807
Spartech Corp.	1,508,151	15,217
STR Holdings, Inc.	217,194	3,623
Terra Industries, Inc.	313,100	9,894
The Mosaic Co.	267,800	14,330
W.R. Grace & Co. (a)	1,493,725	35,670
		224,447
Construction Materials - 0.3%
Eagle Materials, Inc.	68,311	1,558
HeidelbergCement AG	328,244	19,780
		21,338
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	631,176	17,181
Temple-Inland, Inc.	351,000	6,097
		23,278
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd. (Canada)	115,400	5,833
Canplats Resources Corp. (a)	60,400	268
Commercial Metals Co.	928,300	12,755
Eldorado Gold Corp. (a)	3,182,978	37,804
European Goldfields Ltd. (a)	88,500	449
First Quantum Minerals Ltd.	24,100	1,748
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Grande Cache Coal Corp. (a)	835,400	$ 4,078
Gulf Resources, Inc. (a)	582,180	5,519
Gulf Resources, Inc. (a)(g)	1,894,460	16,164
Ivanhoe Mines Ltd. (a)	1,847,200	25,878
Lihir Gold Ltd.	4,086,470	10,009
Mitsubishi Materials Corp. (a)	1,689,000	4,397
Newcrest Mining Ltd.	451,358	12,584
Nucor Corp.	58,723	2,396
Quadra Mining Ltd. (a)	80,300	1,075
Randgold Resources Ltd. sponsored ADR	129,500	8,926
Rio Tinto PLC (Reg.)	182,200	8,885
Seabridge Gold, Inc. (a)	48,300	1,163
Silver Wheaton Corp. (a)	60,300	832
Steel Dynamics, Inc.	217,400	3,300
Timminco Ltd. (a)(c)	1,135,575	1,243
		165,306
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	499,600	19,934
TOTAL MATERIALS		454,303
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Iliad Group SA	125,332	13,891
Qwest Communications International, Inc.	2,647,771	11,147
Verizon Communications, Inc.	1,174,861	34,564
		59,602
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)(c)	885,058	11,674
Sprint Nextel Corp. (a)	9,404,815	30,848
Vivo Participacoes SA sponsored ADR	217,200	6,079
		48,601
TOTAL TELECOMMUNICATION SERVICES		108,203
UTILITIES - 2.3%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	854,700	17,906
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (c)	261,500	4,767
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (c)	498,500	$ 8,310
CPFL Energia SA sponsored ADR (c)	64,400	3,805
Entergy Corp.	217,912	16,629
FirstEnergy Corp.	555,000	24,209
		75,626
Gas Utilities - 0.2%
EQT Corp.	104,600	4,604
Xinao Gas Holdings Ltd.	3,604,000	8,569
		13,173
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	1,057,600	13,357
Constellation Energy Group, Inc.	144,900	4,677
NRG Energy, Inc. (a)	1,255,353	30,267
RRI Energy, Inc. (a)	523,050	2,589
		50,890
Multi-Utilities - 0.4%
Alliant Energy Corp.	200,900	6,268
CMS Energy Corp.	1,840,984	27,928
Sempra Energy	3,465	176
		34,372
TOTAL UTILITIES		174,061
TOTAL COMMON STOCKS (Cost $7,087,743)		7,424,468
Convertible Preferred Stocks - 1.0%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy, Inc. 8.50% (a)	80,500	10,182
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Bank of America Corp.	1,529,700	23,098
Citigroup, Inc. 7.50%	157,200	16,434
		39,532
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	227,900	$ 22,434
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,154)		72,148
Investment Companies - 0.4%

Ares Capital Corp. (Cost $33,638)	2,665,050	32,780
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.6%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (e)	$ 6,170	6,575
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	15,533	10,679
TOTAL FINANCIALS		17,254
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (e)	5,630	8,242
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	8,010	7,371
TOTAL HEALTH CARE		15,613
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	1,820	1,764
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (e)	4,010	8,327
TOTAL CONVERTIBLE BONDS		42,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 5,385	$ 4,671
8.25% 12/15/14	5,330	4,704
		9,375
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	15,413
TOTAL NONCONVERTIBLE BONDS		24,788
TOTAL CORPORATE BONDS (Cost $54,005)		67,746
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	21,673,539	21,674
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	126,822,619	126,823
TOTAL MONEY MARKET FUNDS (Cost $148,497)		148,497
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,391,037)		7,745,639
NET OTHER ASSETS - (1.4)%		(107,658)
NET ASSETS - 100%		$ 7,637,981
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,998,000 or 0.6% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,971,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 16,103
Saia, Inc.	12/22/09	$ 2,690
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	338
Total	$ 377
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ 3,211	$ -	$ -	$ -	$ 9,245
DUSA Pharmaceuticals, Inc.	1,459	-	1,614	-	-
Great Lakes Dredge & Dock Corp.	17,803	-	8,846	69	-
LTX-Credence Corp.	6,783	-	-	-	18,917
PICO Holdings, Inc.	48,762	-	7,105	-	43,617
Tween Brands, Inc.	14,547	-	17,581	-	-
Universal Truckload Services, Inc.	18,364	-	4,947	-	14,448
Total	$ 110,929	$ -	$ 40,093	$ 69	$ 86,227
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 752,828	$ 719,608	$ 33,220	$ -
Consumer Staples	732,032	588,409	143,623	-
Energy	858,622	836,371	22,251	-
Financials	1,378,673	1,322,332	56,341	-
Health Care	960,052	905,151	54,901	-
Industrials	780,389	696,581	83,808	-
Information Technology	1,275,019	1,257,902	17,117	-
Materials	476,737	401,529	75,208	-
Telecommunication Services	108,203	94,312	13,891	-
Utilities	174,061	174,061	-	-
Investment Companies	32,780	32,780	-	-
Corporate Bonds	67,746	-	67,746	-
Money Market Funds	148,497	148,497	-	-
Total Investments in Securities:	$ 7,745,639	$ 7,177,533	$ 568,106	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.4%
Canada	2.2%
Switzerland	1.7%
Japan	1.2%
Cayman Islands	1.1%
Bermuda	1.1%
Norway	1.0%
Ireland	1.0%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $698,365,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $988,540,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $119,142) - See accompanying schedule: Unaffiliated issuers (cost $7,151,629)	$ 7,510,915
Fidelity Central Funds (cost $148,497)	148,497
Other affiliated issuers (cost $90,911)	86,227
Total Investments (cost $7,391,037)		$ 7,745,639
Cash		15
Receivable for investments sold		192,383
Receivable for fund shares sold		26,355
Dividends receivable		3,835
Interest receivable		650
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		28
Other receivables		541
Total assets		7,969,506

Liabilities
Payable for investments purchased	$ 188,173
Payable for fund shares redeemed	9,189
Accrued management fee	4,312
Other affiliated payables	1,757
Other payables and accrued expenses	1,271
Collateral on securities loaned, at value	126,823
Total liabilities		331,525

Net Assets		$ 7,637,981
Net Assets consist of:
Paid in capital		$ 8,547,393
Distributions in excess of net investment income		(553)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,262,506)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		353,647
Net Assets		$ 7,637,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($7,366,772 ÷ 323,315 shares)	$ 22.79

Class K: Net Asset Value, offering price and redemption price per share ($271,209 ÷ 11,904 shares)	$ 22.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $69 earned from other affiliated issuers)		$ 45,702
Interest		2,648
Income from Fidelity Central Funds		377
Total income		48,727

Expenses
Management fee Basic fee	$ 21,374
Performance adjustment	2,187
Transfer agent fees	9,690
Accounting and security lending fees	689
Custodian fees and expenses	142
Independent trustees' compensation	24
Registration fees	105
Audit	41
Legal	36
Miscellaneous	66
Total expenses before reductions	34,354
Expense reductions	(468)	33,886
Net investment income (loss)		14,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	552,206
Other affiliated issuers	(4,881)
Foreign currency transactions	(229)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		547,101
Change in net unrealized appreciation (depreciation) on: Investment securities	340,401
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		340,414
Net gain (loss)		887,515
Net increase (decrease) in net assets resulting from operations		$ 902,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,841	$ 82,873
Net realized gain (loss)	547,101	(1,751,666)
Change in net unrealized appreciation (depreciation)	340,414	144,851
Net increase (decrease) in net assets resulting from operations	902,356	(1,523,942)
Distributions to shareholders from net investment income	(39,369)	(132,865)
Distributions to shareholders from net realized gain	(16,428)	(361,284)
Total distributions	(55,797)	(494,149)
Share transactions - net increase (decrease)	(13,632)	(678,997)
Total increase (decrease) in net assets	832,927	(2,697,088)

Net Assets
Beginning of period	6,805,054	9,502,142
End of period (including distributions in excess of net investment income of $553 and undistributed net investment income of $23,975, respectively)	$ 7,637,981	$ 6,805,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58
Income from Investment Operations
Net investment income (loss) D	.04	.24	.43	.52 G	.35	.45 H
Net realized and unrealized gain (loss)	2.67	(4.01)	(5.08)	3.98	.99	2.21
Total from investment operations	2.71	(3.77)	(4.65)	4.50	1.34	2.66
Distributions from net investment income	(.12)	(.37)	(.45)	(.45)	(.31)	(.39)
Distributions from net realized gain	(.05)	(1.01)	(2.23)	(.82)	(.38)	-
Total distributions	(.17)	(1.38) J	(2.68)	(1.27)	(.69)	(.39)
Net asset value, end of period	$ 22.79	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85
Total Return B, C	13.37%	(15.33)%	(15.45)%	15.62%	4.73%	10.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.62%	.64%	.61%	.60%	.68%
Expenses net of fee waivers, if any	.91% A	.62%	.64%	.61%	.60%	.68%
Expenses net of all reductions	.89% A	.62%	.63%	.60%	.59%	.66%
Net investment income (loss)	.38% A	1.34%	1.47%	1.62% G	1.21%	1.64% H
Supplemental Data
Net assets, end of period (in millions)	$ 7,367	$ 6,603	$ 9,502	$ 16,265	$ 15,523	$ 17,399
Portfolio turnover rate F	85% A	177%	52%	36%	30%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.07	.26	.10
Net realized and unrealized gain (loss)	2.66	(4.00)	(2.41)
Total from investment operations	2.73	(3.74)	(2.31)
Distributions from net investment income	(.16)	(.41)	-
Distributions from net realized gain	(.05)	(1.01)	-
Total distributions	(.21)	(1.41) I	-
Net asset value, end of period	$ 22.78	$ 20.26	$ 25.41
Total Return B, C	13.48%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.40%	.47% A
Expenses net of fee waivers, if any	.70% A	.40%	.47% A
Expenses net of all reductions	.69% A	.39%	.47% A
Net investment income (loss)	.59% A	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,209	$ 201,625	$ 92
Portfolio turnover rate F	85% A	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Dividend Growth and Class K to eligible shareholders of Dividend Growth. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,000,739
Gross unrealized depreciation	(719,166)
Net unrealized appreciation (depreciation)	$ 281,573

Tax cost	$ 7,464,066

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,148,692 and $3,196,145, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Dividend Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 9,618.26
Class K	72.06
	$ 9,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to four hundred fifty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 43,369.38%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $338.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $468 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Dividend Growth	$ 37,603	$ 131,611
Class K	1,766	1,254
Total	$ 39,369	$ 132,865
From net realized gain
Dividend Growth	$ 15,884	$ 361,247
Class K	544	37
Total	$ 16,428	$ 361,284

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Dividend Growth
Shares sold	46,542	75,287	$ 1,066,621	$ 1,282,313
Conversion to Class K	(734)	(9,623)	(15,619)	(178,188)
Reinvestment of distributions	2,281	21,264	51,426	478,613
Shares redeemed	(50,947)	(134,869)	(1,159,555)	(2,446,584)
Net increase (decrease)	(2,858)	(47,941)	$ (57,127)	$ (863,846)
Class K
Shares sold	2,234	2,088	$ 50,856	$ 35,139
Conversion from Dividend Growth	733	9,623	15,619	178,188
Reinvestment of distributions	102	86	2,310	1,291
Shares redeemed	(1,116)	(1,850)	(25,290)	(29,769)
Net increase (decrease)	1,953	9,947	$ 43,495	$ 184,849

A Conversion transactions for Class K and Dividend Growth are for the period August 1, 2009 to August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DGF-USAN-0310
1.789283.107

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Dividend Growth	.91%
Actual		$ 1,000.00	$ 1,133.70	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class K	.70%
Actual		$ 1,000.00	$ 1,134.80	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.5	2.2
JPMorgan Chase & Co.	1.8	1.9
Bank of America Corp.	1.6	2.2
PNC Financial Services Group, Inc.	1.6	1.0
Pfizer, Inc.	1.5	1.6
Cisco Systems, Inc.	1.4	1.6
The Coca-Cola Co.	1.3	0.9
Merck & Co., Inc.	1.2	0.8
Hewlett-Packard Co.	1.2	1.2
Google, Inc. Class A	1.2	0.5
	15.3
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	16.4
Information Technology	17.0	18.0
Health Care	12.8	12.3
Energy	11.4	11.9
Industrials	10.2	10.0
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Investment Companies 97.6%		Stocks and Investment Companies 98.2%
	Bonds 0.3%		Bonds 0.2%
	Convertible Securities 1.6%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	15.6%	** Foreign investments	12.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.5%
BorgWarner, Inc.	115,300	$ 4,046
Johnson Controls, Inc.	480,736	13,379
Stoneridge, Inc. (a)	837,341	5,845
The Goodyear Tire & Rubber Co. (a)	1,019,300	13,597
		36,867
Automobiles - 0.6%
Fiat SpA (a)	507,800	6,363
Harley-Davidson, Inc.	333,605	7,586
Mazda Motor Corp. (a)	1,770,000	4,804
Thor Industries, Inc.	540,300	17,155
Winnebago Industries, Inc. (a)	566,454	6,769
		42,677
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,800	6,107
Service Corp. International	1,072,000	8,222
Stewart Enterprises, Inc. Class A	2,333,532	11,831
		26,160
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	919,200	15,001
Burger King Holdings, Inc.	56,300	982
DineEquity, Inc. (a)(c)	766,100	17,421
NH Hoteles SA (a)	1,166,400	5,755
O'Charleys, Inc. (a)	833,800	6,170
Red Robin Gourmet Burgers, Inc. (a)	152,200	2,805
Scientific Games Corp. Class A (a)	120,700	1,699
Sol Melia SA	446,800	3,666
Sonic Corp. (a)	1,097,100	9,249
Starwood Hotels & Resorts Worldwide, Inc.	456,913	15,224
WMS Industries, Inc. (a)	147,900	5,484
Wyndham Worldwide Corp.	2,170,315	45,555
		129,011
Household Durables - 1.0%
Black & Decker Corp.	129,200	8,354
Hooker Furniture Corp.	341,942	4,346
M.D.C. Holdings, Inc.	120,201	4,039
Mohawk Industries, Inc. (a)	359,600	14,891
Newell Rubbermaid, Inc.	541,100	7,343
Pulte Homes, Inc.	1,018,282	10,712
Stanley Furniture Co., Inc. (a)	196,788	1,919
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	96,500	$ 2,402
Whirlpool Corp.	273,600	20,569
		74,575
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	529,838	13,585
CC Media Holdings, Inc. Class A (a)	1,200,000	3,720
Comcast Corp.:
Class A	51,870	821
Class A (special) (non-vtg.)	362,510	5,488
DIRECTV (a)	760,238	23,073
DISH Network Corp. Class A	933,373	17,043
Informa PLC	1,712,482	8,974
Lamar Advertising Co. Class A (a)	559,601	16,005
Liberty Media Corp. Starz Series A (a)	266,689	12,508
McGraw-Hill Companies, Inc.	460,900	16,339
MDC Partners, Inc. Class A (sub. vtg.)	49,200	408
The Walt Disney Co.	495,767	14,650
Time Warner Cable, Inc.	788,926	34,389
United Business Media Ltd.	623,900	4,236
Viacom, Inc. Class B (non-vtg.) (a)	381,000	11,102
		182,341
Multiline Retail - 0.4%
Target Corp.	659,738	33,825
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	516,500	20,376
AnnTaylor Stores Corp. (a)	1,050,500	13,194
Asbury Automotive Group, Inc. (a)	432,400	4,787
Best Buy Co., Inc.	217,200	7,960
Big 5 Sporting Goods Corp.	551,000	8,050
Cabela's, Inc. Class A (a)(c)	390,446	6,294
Carphone Warehouse Group PLC	1,392,534	4,226
Casual Male Retail Group, Inc. (a)	2,353,500	6,590
Gymboree Corp. (a)	172,600	6,733
Hengdeli Holdings Ltd.	25,940,000	8,620
Home Depot, Inc.	382,368	10,710
Lowe's Companies, Inc.	2,024,386	43,828
Lumber Liquidators Holdings, Inc. (a)(c)	236,797	5,607
MarineMax, Inc. (a)	484,600	4,376
OfficeMax, Inc. (a)	828,306	10,743
RadioShack Corp.	297,600	5,809
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	1,207,300	$ 10,069
Staples, Inc.	1,047,432	24,573
The Children's Place Retail Stores, Inc. (a)(c)	257,414	8,186
Zale Corp. (a)(c)	19,453	42
		210,773
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)(c)	1,455,500	4,119
Bosideng International Holdings Ltd.	2,252,000	447
G-III Apparel Group Ltd. (a)	40,200	700
Iconix Brand Group, Inc. (a)	323,200	4,079
Steven Madden Ltd. (a)	168,938	6,781
Trinity Ltd.	1,006,000	473
		16,599
TOTAL CONSUMER DISCRETIONARY		752,828
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	596,581	29,770
Carlsberg AS Series B	140,800	10,501
Dr Pepper Snapple Group, Inc.	293,569	8,120
Fomento Economico Mexicano SAB de CV sponsored ADR	71,000	2,993
Molson Coors Brewing Co. Class B	193,005	8,106
Remy Cointreau SA	56,912	2,852
The Coca-Cola Co.	1,827,359	99,134
		161,476
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	1,472,497	47,665
Kroger Co.	832,100	17,832
PriceSmart, Inc.	405,565	8,115
Safeway, Inc.	438,400	9,842
Wal-Mart Stores, Inc.	1,282,863	68,543
Walgreen Co.	502,773	18,125
Winn-Dixie Stores, Inc. (a)	1,720,396	17,428
		187,550
Food Products - 2.6%
Bunge Ltd.	221,138	13,001
Calavo Growers, Inc.	378,032	6,336
General Mills, Inc.	112,596	8,029
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.	177,028	$ 9,634
Kerry Group PLC Class A	92,509	2,741
Leroy Seafood Group ASA (c)	447,100	9,301
M. Dias Branco SA	12,100	312
Marine Harvest ASA (a)(c)	59,039,000	52,740
Nestle SA (Reg.)	401,433	19,028
Pilgrims Pride Corp. (a)	129,800	1,151
Ralcorp Holdings, Inc. (a)	173,100	10,698
Smithfield Foods, Inc. (a)	1,206,600	18,171
Tingyi (Cayman Island) Holding Corp.	2,252,000	4,873
Tyson Foods, Inc. Class A	1,997,337	27,603
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	413,800	12,670
		196,288
Household Products - 0.7%
Energizer Holdings, Inc. (a)	210,587	11,688
Procter & Gamble Co.	649,201	39,958
		51,646
Personal Products - 0.9%
Avon Products, Inc.	723,828	21,816
BaWang International (Group) Holding Ltd.	19,040,000	11,011
Hengan International Group Co. Ltd.	1,344,000	9,002
Herbalife Ltd.	193,040	7,500
Hypermarcas SA (a)	394,400	4,557
NBTY, Inc. (a)	379,600	16,904
		70,790
Tobacco - 0.8%
Imperial Tobacco Group PLC	124,675	4,020
Japan Tobacco, Inc.	1,166	4,224
Lorillard, Inc.	202,325	15,316
Philip Morris International, Inc.	894,800	40,722
		64,282
TOTAL CONSUMER STAPLES		732,032
ENERGY - 11.1%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	381,990	17,297
BJ Services Co.	530,926	10,974
Global Industries Ltd. (a)	1,395,111	9,724
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	731,100	$ 21,355
ION Geophysical Corp. (a)	257,400	1,223
Nabors Industries Ltd. (a)	562,382	12,541
National Oilwell Varco, Inc.	1,392,245	56,943
Noble Corp.	282,108	11,375
Parker Drilling Co. (a)	821,299	3,950
Patterson-UTI Energy, Inc.	249,300	3,829
Pride International, Inc. (a)	267,136	7,907
Schlumberger Ltd.	490,626	31,135
Scorpion Offshore Ltd. (a)	2,191,000	9,527
Seahawk Drilling, Inc. (a)	188,265	3,937
Smith International, Inc.	311,277	9,438
Superior Well Services, Inc. (a)	288,900	4,573
Union Drilling, Inc. (a)	748,143	5,439
Vantage Drilling Co. (a)	2,868,400	4,044
Weatherford International Ltd. (a)	3,065,161	48,062
		273,273
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources, Inc. (a)	196,077	7,963
Anadarko Petroleum Corp.	44,200	2,819
Arch Coal, Inc.	1,226,300	25,838
Arena Resources, Inc. (a)	80,400	3,083
Berry Petroleum Co. Class A	891,200	24,134
Brigham Exploration Co. (a)	1,867,101	24,347
Cabot Oil & Gas Corp.	162,706	6,227
Chesapeake Energy Corp.	1,121,197	27,783
Compton Petroleum Corp. (a)	2,393,100	2,126
Concho Resources, Inc. (a)	250,460	11,238
Denbury Resources, Inc. (a)	991,590	13,436
EOG Resources, Inc.	248,600	22,478
EXCO Resources, Inc.	914,357	16,038
Heritage Oil PLC (a)	321,800	2,542
Hess Corp.	232,500	13,436
Holly Corp.	318,100	8,302
International Coal Group, Inc. (a)	1,608,835	5,744
InterOil Corp. (a)(c)	128,700	7,607
Iteration Energy Ltd. (a)	804,400	910
Keyera Facilities Income Fund	341,442	7,747
Lukoil Oil Co. sponsored ADR	84,787	4,655
Niko Resources Ltd.	101,000	9,326
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)(c)	1,276,325	$ 14,103
Occidental Petroleum Corp.	530,820	41,584
OPTI Canada, Inc. (a)	5,365,900	9,685
OPTI Canada, Inc. (a)(e)	2,661,400	4,804
PetroBakken Energy Ltd. Class A (c)	529,826	14,691
Petrohawk Energy Corp. (a)	2,920,538	65,216
Petroleo Brasileiro SA - Petrobras sponsored ADR	88,400	3,586
Plains Exploration & Production Co. (a)	1,363,468	45,472
Range Resources Corp.	510,200	23,469
Rex Energy Corp. (a)	257,100	3,185
Rosetta Resources, Inc. (a)	388,475	7,987
SandRidge Energy, Inc. (a)(c)	2,594,200	21,947
Southwestern Energy Co. (a)	823,537	35,313
Suncor Energy, Inc.	687,500	21,706
Venoco, Inc. (a)	596,419	6,877
Whiting Petroleum Corp. (a)	116,625	7,763
		575,167
TOTAL ENERGY		848,440
FINANCIALS - 17.5%
Capital Markets - 1.5%
AllianceBernstein Holding LP	261,000	6,718
Bank of New York Mellon Corp.	481,752	14,014
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	196,440	6,707
Charles Schwab Corp.	867,770	15,872
GCA Savvian Group Corp. (c)	2,250	2,617
Janus Capital Group, Inc.	643,400	7,856
Morgan Stanley	1,895,024	50,749
Northern Trust Corp.	159,521	8,059
optionsXpress Holdings, Inc.	60,646	870
TD Ameritrade Holding Corp. (a)	140,800	2,501
		115,963
Commercial Banks - 5.9%
Associated Banc-Corp.	1,423,743	18,110
CapitalSource, Inc.	5,651,145	27,069
Huntington Bancshares, Inc.	2,546,200	12,196
Mitsubishi UFJ Financial Group, Inc.	5,701,300	29,338
PNC Financial Services Group, Inc.	2,235,658	123,923
Regions Financial Corp.	939,650	5,967
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	375,890	$ 16,310
Wells Fargo & Co.	6,835,441	194,330
Wilmington Trust Corp., Delaware (c)	1,904,737	24,990
		452,233
Consumer Finance - 0.4%
Capital One Financial Corp.	234,000	8,625
Discover Financial Services	951,232	13,013
ORIX Corp.	113,670	8,563
		30,201
Diversified Financial Services - 4.6%
Bank of America Corp.	8,210,707	124,639
CME Group, Inc.	70,600	20,249
Deutsche Boerse AG	120,642	7,898
JPMorgan Chase & Co.	3,546,450	138,099
Moody's Corp. (c)	620,146	17,110
PICO Holdings, Inc. (a)(d)	1,389,514	43,617
		351,612
Insurance - 3.0%
ACE Ltd.	202,700	9,987
Assured Guaranty Ltd.	466,790	10,577
Berkshire Hathaway, Inc.:
Class A (a)	400	45,840
Class B (a)	645,409	49,329
Conseco, Inc. (a)	562,000	2,675
Endurance Specialty Holdings Ltd.	226,900	8,173
Everest Re Group Ltd.	141,300	12,115
Genworth Financial, Inc. Class A (a)	1,701,300	23,546
Lincoln National Corp.	837,000	20,573
Maiden Holdings Ltd.	692,542	4,702
MBIA, Inc. (a)(c)	1,608,900	7,932
Platinum Underwriters Holdings Ltd.	182,600	6,621
Protective Life Corp.	539,000	9,082
Unum Group	305,000	5,969
Validus Holdings Ltd.	268,300	7,110
XL Capital Ltd. Class A	245,355	4,115
		228,346
Real Estate Investment Trusts - 0.9%
British Land Co. PLC	56,163	390
CBL & Associates Properties, Inc.	633,200	6,332
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.	273,677	$ 2,258
Duke Realty LP	298,000	3,373
Education Realty Trust, Inc.	423,700	2,237
Extra Space Storage, Inc.	172,100	1,953
Franklin Street Properties Corp.	80,500	1,011
Kite Realty Group Trust	79,948	303
ProLogis Trust	928,100	11,694
Segro PLC	724,800	3,600
SL Green Realty Corp.	322,200	14,657
The Macerich Co. (c)	139,133	4,292
U-Store-It Trust	568,200	3,932
Vornado Realty Trust	131,064	8,477
		64,509
Real Estate Management & Development - 1.2%
Allgreen Properties Ltd.	2,294,000	1,909
Avatar Holdings, Inc. (a)	48,140	815
CB Richard Ellis Group, Inc. Class A (a)	4,427,100	54,453
Forest City Enterprises, Inc. Class A (a)	173,100	1,958
Iguatemi Empresa de Shopping Centers SA	444,800	6,720
Jones Lang LaSalle, Inc.	283,200	16,145
Kenedix, Inc. (a)	11,537	3,575
Unite Group PLC (a)	1,835,539	8,408
		93,983
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	250,434	2,294
TOTAL FINANCIALS		1,339,141
HEALTH CARE - 12.6%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	126,500	5,866
Amgen, Inc. (a)	812,559	47,518
Amylin Pharmaceuticals, Inc. (a)	303,172	5,451
Biogen Idec, Inc. (a)	239,522	12,872
Cephalon, Inc. (a)	64,300	4,105
China Biologic Products, Inc. (a)(c)	321,800	3,189
Clinical Data, Inc. (a)(c)	513,709	7,896
Dendreon Corp. (a)(c)	404,500	11,205
DUSA Pharmaceuticals, Inc. (a)	163,847	229
Genzyme Corp. (a)	209,245	11,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	555,400	$ 14,701
ImmunoGen, Inc. (a)	47,800	334
Incyte Corp. (a)	341,800	3,650
Maxygen, Inc. (a)	401,767	2,246
Micromet, Inc. (a)	437,800	3,402
OREXIGEN Therapeutics, Inc. (a)	1,187,357	7,552
Protalix BioTherapeutics, Inc. (a)(c)	846,481	5,798
Rigel Pharmaceuticals, Inc. (a)	734,200	6,028
Theravance, Inc. (a)	1,182,461	12,972
United Therapeutics Corp. (a)	248,000	14,773
		181,141
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	237,300	3,401
C. R. Bard, Inc.	225,830	18,719
Covidien PLC	697,200	35,250
ev3, Inc. (a)	591,236	8,620
Inverness Medical Innovations, Inc. (a)	293,100	11,832
Nobel Biocare Holding AG (Switzerland)	229,864	6,761
Orthofix International NV (a)	323,288	9,741
Orthovita, Inc. (a)	1,134,800	4,131
St. Jude Medical, Inc. (a)	199,000	7,508
Stryker Corp.	274,700	14,262
William Demant Holding AS (a)	115,000	8,975
Wright Medical Group, Inc. (a)	439,808	7,864
		137,064
Health Care Providers & Services - 3.8%
Aetna, Inc.	666,800	19,984
Brookdale Senior Living, Inc. (a)	1,133,300	20,683
CIGNA Corp.	1,730,900	58,452
Community Health Systems, Inc. (a)	171,100	5,581
DaVita, Inc. (a)	140,690	8,408
Emeritus Corp. (a)	152,881	2,782
Express Scripts, Inc. (a)	390,400	32,739
Henry Schein, Inc. (a)	156,867	8,479
McKesson Corp.	188,200	11,070
Medco Health Solutions, Inc. (a)	451,000	27,727
Psychiatric Solutions, Inc. (a)	298,800	6,589
Quest Diagnostics, Inc.	297,647	16,570
Triple-S Management Corp. (a)	146,510	2,431
UnitedHealth Group, Inc.	1,283,100	42,342
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	564,200	$ 16,452
VCA Antech, Inc. (a)	325,800	8,272
		288,561
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	155,100	7,710
Thermo Fisher Scientific, Inc. (a)	301,624	13,920
		21,630
Pharmaceuticals - 4.3%
Abbott Laboratories	188,809	9,996
Allergan, Inc.	207,965	11,958
Ardea Biosciences, Inc. (a)	602,700	8,824
Cadence Pharmaceuticals, Inc. (a)(c)	1,608,595	16,022
Merck & Co., Inc.	2,436,705	93,033
Novartis AG sponsored ADR	185,047	9,906
Novo Nordisk AS Series B	155,864	10,545
Pfizer, Inc.	6,057,825	113,039
Pronova BioPharma ASA (a)	1,990,900	5,858
Sanofi-Aventis	307,835	22,762
Teva Pharmaceutical Industries Ltd. sponsored ADR	276,490	15,683
ViroPharma, Inc. (a)	848,400	8,382
XenoPort, Inc. (a)	305,634	5,648
		331,656
TOTAL HEALTH CARE		960,052
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.1%
Chemring Group PLC	185,000	9,489
European Aeronautic Defence and Space Co. EADS NV	108,600	2,122
GeoEye, Inc. (a)	582,962	14,965
Heico Corp. Class A	354,003	11,944
Honeywell International, Inc.	328,600	12,697
LMI Aerospace, Inc. (a)	578,178	7,337
Orbital Sciences Corp. (a)	620,900	9,816
Precision Castparts Corp.	197,092	20,744
Raytheon Co.	322,686	16,918
United Technologies Corp.	824,739	55,653
		161,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.4%
Delta Air Lines, Inc. (a)	1,693,375	$ 20,710
Southwest Airlines Co.	732,000	8,294
		29,004
Building Products - 0.4%
Masco Corp.	1,332,600	18,070
Owens Corning (a)	623,625	16,046
		34,116
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	376,513	1,638
Clean Harbors, Inc. (a)	188,790	10,810
Consolidated Graphics, Inc. (a)	97,564	3,293
R.R. Donnelley & Sons Co.	1,067,200	21,152
Republic Services, Inc.	584,495	15,659
The Brink's Co.	494,700	11,566
		64,118
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	100,500	821
Fluor Corp.	193,106	8,755
Great Lakes Dredge & Dock Corp.	1,723,970	10,189
Jacobs Engineering Group, Inc. (a)	221,200	8,359
MasTec, Inc. (a)	177,000	2,175
MYR Group, Inc. (a)	281,857	4,470
		34,769
Electrical Equipment - 0.9%
AMETEK, Inc.	207,655	7,567
Cooper Industries PLC Class A	445,715	19,121
First Solar, Inc. (a)(c)	60,300	6,832
Prysmian SpA	466,800	8,472
Renewable Energy Corp. AS (a)(c)	1,545,903	8,965
Schneider Electric SA	97,225	10,030
SunPower Corp. Class B (a)	309,900	5,755
		66,742
Industrial Conglomerates - 0.8%
Koninklijke Philips Electronics NV	523,600	15,811
Rheinmetall AG	237,900	15,133
Textron, Inc.	1,472,724	28,762
		59,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.1%
Briggs & Stratton Corp.	470,632	$ 7,780
Bucyrus International, Inc. Class A	136,718	7,161
Columbus McKinnon Corp. (NY Shares) (a)	328,261	4,458
Cummins, Inc.	575,700	25,999
Danaher Corp.	199,700	14,249
Ingersoll-Rand Co. Ltd.	515,724	16,740
JTEKT Corp.	667,500	7,624
Navistar International Corp. (a)	821,700	30,395
The Stanley Works	239,271	12,263
Timken Co.	442,804	9,923
Trinity Industries, Inc.	458,500	7,171
Vallourec SA	76,600	13,175
		156,938
Professional Services - 0.3%
Equifax, Inc.	201,900	6,461
Monster Worldwide, Inc. (a)	565,700	8,819
Randstad Holdings NV (a)	12,723	611
Robert Half International, Inc.	402,300	10,830
		26,721
Road & Rail - 1.8%
Arkansas Best Corp.	366,400	8,259
Avis Budget Group, Inc. (a)	1,236,466	13,379
Con-way, Inc.	217,700	6,231
CSX Corp.	732,900	31,412
Norfolk Southern Corp.	286,100	13,464
Saia, Inc. (a)	533,135	6,398
Saia, Inc. (a)(g)	233,940	2,807
Union Pacific Corp.	746,900	45,187
Universal Truckload Services, Inc. (d)	857,948	14,448
		141,585
Trading Companies & Distributors - 0.1%
Kaman Corp.	201,100	5,005
TOTAL INDUSTRIALS		780,389
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.8%
Adtran, Inc.	501,894	10,640
Aviat Networks, Inc. (a)	460,443	3,311
Cisco Systems, Inc. (a)	4,683,100	105,229
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	1,435,800	$ 13,654
Infinera Corp. (a)	1,006,668	6,896
Juniper Networks, Inc. (a)	1,513,200	37,573
Motorola, Inc.	3,018,336	18,563
QUALCOMM, Inc.	483,100	18,933
		214,799
Computers & Peripherals - 1.7%
3PAR, Inc. (a)	349,959	3,384
Apple, Inc. (a)	22,935	4,406
Hewlett-Packard Co.	1,893,500	89,127
NCR Corp. (a)	583,330	6,982
Seagate Technology	1,473,951	24,659
		128,558
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc.	1,207,061	33,834
Amphenol Corp. Class A	383,419	15,275
Arrow Electronics, Inc. (a)	591,800	15,547
Avnet, Inc. (a)	837,329	22,139
Bell Microproducts, Inc. (a)(c)(d)	2,045,259	9,245
Corning, Inc.	1,573,100	28,442
Ingram Micro, Inc. Class A (a)	481,054	8,130
Itron, Inc. (a)	173,753	10,693
Keyence Corp.	34,600	7,984
Omron Corp.	201,100	4,008
Tyco Electronics Ltd.	530,246	13,193
		168,490
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	338,200	8,354
Google, Inc. Class A (a)	167,010	88,418
NetEase.com, Inc. sponsored ADR (a)	313,000	10,266
Open Text Corp. (a)	141,400	5,571
VeriSign, Inc. (a)	781,536	17,905
		130,514
IT Services - 1.1%
Alliance Data Systems Corp. (a)	330,852	19,672
Atos Origin SA (a)	189,021	8,791
China Information Security Technology, Inc. (a)(c)	494,700	2,409
Fidelity National Information Services, Inc.	1,078,091	25,400
Fiserv, Inc. (a)	126,783	5,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	346,250	$ 13,670
Visa, Inc. Class A	73,700	6,046
		81,698
Office Electronics - 0.1%
Xerox Corp.	1,246,700	10,871
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	548,300	14,782
ASM International NV (Netherlands) (a)(c)	361,785	8,326
Atmel Corp. (a)	11,278,561	52,333
Avago Technologies Ltd.	1,749,400	30,405
Cymer, Inc. (a)	362,100	11,359
Fairchild Semiconductor International, Inc. (a)	2,503,938	22,485
Himax Technologies, Inc. sponsored ADR	2,332,136	6,926
International Rectifier Corp. (a)	181,102	3,267
Intersil Corp. Class A	371,641	5,006
Kulicke & Soffa Industries, Inc. (a)	1,693,800	7,808
Lam Research Corp. (a)	2,013,893	66,479
LTX-Credence Corp. (a)(d)	7,536,843	18,917
Maxim Integrated Products, Inc.	832,300	14,549
MEMC Electronic Materials, Inc. (a)	441,600	5,555
Micron Technology, Inc. (a)	2,784,000	24,276
National Semiconductor Corp.	675,877	8,962
NVIDIA Corp. (a)	679,712	10,461
ON Semiconductor Corp. (a)	3,074,454	22,167
Standard Microsystems Corp. (a)	228,900	4,567
Teradyne, Inc. (a)	784,300	7,325
Varian Semiconductor Equipment Associates, Inc. (a)	411,685	12,075
Verigy Ltd. (a)	655,600	7,107
		365,137
Software - 2.3%
Adobe Systems, Inc. (a)	414,390	13,385
BMC Software, Inc. (a)	266,400	10,294
Citrix Systems, Inc. (a)	323,390	13,437
Giant Interactive Group, Inc. ADR (c)	1,177,357	8,618
ICSA (India) Ltd.	804,419	2,807
Informatica Corp. (a)	442,000	10,471
Microsoft Corp.	2,770,515	78,073
Nuance Communications, Inc. (a)	525,318	7,890
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	1,242,600	$ 28,654
Ultimate Software Group, Inc. (a)	44,245	1,323
		174,952
TOTAL INFORMATION TECHNOLOGY		1,275,019
MATERIALS - 5.9%
Chemicals - 2.9%
Airgas, Inc.	112,200	4,742
Albemarle Corp.	311,600	11,130
Celanese Corp. Class A	858,259	24,975
Clariant AG (Reg.) (a)	723,920	7,945
Dow Chemical Co.	1,233,260	33,409
Ferro Corp.	1,332,700	10,342
Huabao International Holdings Ltd.	6,355,000	6,466
Israel Chemicals Ltd.	647,400	8,571
Monsanto Co.	188,800	14,326
Solutia, Inc. (a)	1,731,400	23,807
Spartech Corp.	1,508,151	15,217
STR Holdings, Inc.	217,194	3,623
Terra Industries, Inc.	313,100	9,894
The Mosaic Co.	267,800	14,330
W.R. Grace & Co. (a)	1,493,725	35,670
		224,447
Construction Materials - 0.3%
Eagle Materials, Inc.	68,311	1,558
HeidelbergCement AG	328,244	19,780
		21,338
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	631,176	17,181
Temple-Inland, Inc.	351,000	6,097
		23,278
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd. (Canada)	115,400	5,833
Canplats Resources Corp. (a)	60,400	268
Commercial Metals Co.	928,300	12,755
Eldorado Gold Corp. (a)	3,182,978	37,804
European Goldfields Ltd. (a)	88,500	449
First Quantum Minerals Ltd.	24,100	1,748
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Grande Cache Coal Corp. (a)	835,400	$ 4,078
Gulf Resources, Inc. (a)	582,180	5,519
Gulf Resources, Inc. (a)(g)	1,894,460	16,164
Ivanhoe Mines Ltd. (a)	1,847,200	25,878
Lihir Gold Ltd.	4,086,470	10,009
Mitsubishi Materials Corp. (a)	1,689,000	4,397
Newcrest Mining Ltd.	451,358	12,584
Nucor Corp.	58,723	2,396
Quadra Mining Ltd. (a)	80,300	1,075
Randgold Resources Ltd. sponsored ADR	129,500	8,926
Rio Tinto PLC (Reg.)	182,200	8,885
Seabridge Gold, Inc. (a)	48,300	1,163
Silver Wheaton Corp. (a)	60,300	832
Steel Dynamics, Inc.	217,400	3,300
Timminco Ltd. (a)(c)	1,135,575	1,243
		165,306
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	499,600	19,934
TOTAL MATERIALS		454,303
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Iliad Group SA	125,332	13,891
Qwest Communications International, Inc.	2,647,771	11,147
Verizon Communications, Inc.	1,174,861	34,564
		59,602
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)(c)	885,058	11,674
Sprint Nextel Corp. (a)	9,404,815	30,848
Vivo Participacoes SA sponsored ADR	217,200	6,079
		48,601
TOTAL TELECOMMUNICATION SERVICES		108,203
UTILITIES - 2.3%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	854,700	17,906
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (c)	261,500	4,767
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (c)	498,500	$ 8,310
CPFL Energia SA sponsored ADR (c)	64,400	3,805
Entergy Corp.	217,912	16,629
FirstEnergy Corp.	555,000	24,209
		75,626
Gas Utilities - 0.2%
EQT Corp.	104,600	4,604
Xinao Gas Holdings Ltd.	3,604,000	8,569
		13,173
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	1,057,600	13,357
Constellation Energy Group, Inc.	144,900	4,677
NRG Energy, Inc. (a)	1,255,353	30,267
RRI Energy, Inc. (a)	523,050	2,589
		50,890
Multi-Utilities - 0.4%
Alliant Energy Corp.	200,900	6,268
CMS Energy Corp.	1,840,984	27,928
Sempra Energy	3,465	176
		34,372
TOTAL UTILITIES		174,061
TOTAL COMMON STOCKS (Cost $7,087,743)		7,424,468
Convertible Preferred Stocks - 1.0%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy, Inc. 8.50% (a)	80,500	10,182
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Bank of America Corp.	1,529,700	23,098
Citigroup, Inc. 7.50%	157,200	16,434
		39,532
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	227,900	$ 22,434
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,154)		72,148
Investment Companies - 0.4%

Ares Capital Corp. (Cost $33,638)	2,665,050	32,780
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.6%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (e)	$ 6,170	6,575
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	15,533	10,679
TOTAL FINANCIALS		17,254
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (e)	5,630	8,242
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	8,010	7,371
TOTAL HEALTH CARE		15,613
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	1,820	1,764
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (e)	4,010	8,327
TOTAL CONVERTIBLE BONDS		42,958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 5,385	$ 4,671
8.25% 12/15/14	5,330	4,704
		9,375
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	15,413
TOTAL NONCONVERTIBLE BONDS		24,788
TOTAL CORPORATE BONDS (Cost $54,005)		67,746
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	21,673,539	21,674
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	126,822,619	126,823
TOTAL MONEY MARKET FUNDS (Cost $148,497)		148,497
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,391,037)		7,745,639
NET OTHER ASSETS - (1.4)%		(107,658)
NET ASSETS - 100%		$ 7,637,981
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,998,000 or 0.6% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,971,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 16,103
Saia, Inc.	12/22/09	$ 2,690
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	338
Total	$ 377
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ 3,211	$ -	$ -	$ -	$ 9,245
DUSA Pharmaceuticals, Inc.	1,459	-	1,614	-	-
Great Lakes Dredge & Dock Corp.	17,803	-	8,846	69	-
LTX-Credence Corp.	6,783	-	-	-	18,917
PICO Holdings, Inc.	48,762	-	7,105	-	43,617
Tween Brands, Inc.	14,547	-	17,581	-	-
Universal Truckload Services, Inc.	18,364	-	4,947	-	14,448
Total	$ 110,929	$ -	$ 40,093	$ 69	$ 86,227
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 752,828	$ 719,608	$ 33,220	$ -
Consumer Staples	732,032	588,409	143,623	-
Energy	858,622	836,371	22,251	-
Financials	1,378,673	1,322,332	56,341	-
Health Care	960,052	905,151	54,901	-
Industrials	780,389	696,581	83,808	-
Information Technology	1,275,019	1,257,902	17,117	-
Materials	476,737	401,529	75,208	-
Telecommunication Services	108,203	94,312	13,891	-
Utilities	174,061	174,061	-	-
Investment Companies	32,780	32,780	-	-
Corporate Bonds	67,746	-	67,746	-
Money Market Funds	148,497	148,497	-	-
Total Investments in Securities:	$ 7,745,639	$ 7,177,533	$ 568,106	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.4%
Canada	2.2%
Switzerland	1.7%
Japan	1.2%
Cayman Islands	1.1%
Bermuda	1.1%
Norway	1.0%
Ireland	1.0%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $698,365,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $988,540,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $119,142) - See accompanying schedule: Unaffiliated issuers (cost $7,151,629)	$ 7,510,915
Fidelity Central Funds (cost $148,497)	148,497
Other affiliated issuers (cost $90,911)	86,227
Total Investments (cost $7,391,037)		$ 7,745,639
Cash		15
Receivable for investments sold		192,383
Receivable for fund shares sold		26,355
Dividends receivable		3,835
Interest receivable		650
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		28
Other receivables		541
Total assets		7,969,506

Liabilities
Payable for investments purchased	$ 188,173
Payable for fund shares redeemed	9,189
Accrued management fee	4,312
Other affiliated payables	1,757
Other payables and accrued expenses	1,271
Collateral on securities loaned, at value	126,823
Total liabilities		331,525

Net Assets		$ 7,637,981
Net Assets consist of:
Paid in capital		$ 8,547,393
Distributions in excess of net investment income		(553)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,262,506)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		353,647
Net Assets		$ 7,637,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($7,366,772 ÷ 323,315 shares)	$ 22.79

Class K: Net Asset Value, offering price and redemption price per share ($271,209 ÷ 11,904 shares)	$ 22.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $69 earned from other affiliated issuers)		$ 45,702
Interest		2,648
Income from Fidelity Central Funds		377
Total income		48,727

Expenses
Management fee Basic fee	$ 21,374
Performance adjustment	2,187
Transfer agent fees	9,690
Accounting and security lending fees	689
Custodian fees and expenses	142
Independent trustees' compensation	24
Registration fees	105
Audit	41
Legal	36
Miscellaneous	66
Total expenses before reductions	34,354
Expense reductions	(468)	33,886
Net investment income (loss)		14,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	552,206
Other affiliated issuers	(4,881)
Foreign currency transactions	(229)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		547,101
Change in net unrealized appreciation (depreciation) on: Investment securities	340,401
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		340,414
Net gain (loss)		887,515
Net increase (decrease) in net assets resulting from operations		$ 902,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,841	$ 82,873
Net realized gain (loss)	547,101	(1,751,666)
Change in net unrealized appreciation (depreciation)	340,414	144,851
Net increase (decrease) in net assets resulting from operations	902,356	(1,523,942)
Distributions to shareholders from net investment income	(39,369)	(132,865)
Distributions to shareholders from net realized gain	(16,428)	(361,284)
Total distributions	(55,797)	(494,149)
Share transactions - net increase (decrease)	(13,632)	(678,997)
Total increase (decrease) in net assets	832,927	(2,697,088)

Net Assets
Beginning of period	6,805,054	9,502,142
End of period (including distributions in excess of net investment income of $553 and undistributed net investment income of $23,975, respectively)	$ 7,637,981	$ 6,805,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85	$ 26.58
Income from Investment Operations
Net investment income (loss) D	.04	.24	.43	.52 G	.35	.45 H
Net realized and unrealized gain (loss)	2.67	(4.01)	(5.08)	3.98	.99	2.21
Total from investment operations	2.71	(3.77)	(4.65)	4.50	1.34	2.66
Distributions from net investment income	(.12)	(.37)	(.45)	(.45)	(.31)	(.39)
Distributions from net realized gain	(.05)	(1.01)	(2.23)	(.82)	(.38)	-
Total distributions	(.17)	(1.38) J	(2.68)	(1.27)	(.69)	(.39)
Net asset value, end of period	$ 22.79	$ 20.25	$ 25.40	$ 32.73	$ 29.50	$ 28.85
Total Return B, C	13.37%	(15.33)%	(15.45)%	15.62%	4.73%	10.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.62%	.64%	.61%	.60%	.68%
Expenses net of fee waivers, if any	.91% A	.62%	.64%	.61%	.60%	.68%
Expenses net of all reductions	.89% A	.62%	.63%	.60%	.59%	.66%
Net investment income (loss)	.38% A	1.34%	1.47%	1.62% G	1.21%	1.64% H
Supplemental Data
Net assets, end of period (in millions)	$ 7,367	$ 6,603	$ 9,502	$ 16,265	$ 15,523	$ 17,399
Portfolio turnover rate F	85% A	177%	52%	36%	30%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.07	.26	.10
Net realized and unrealized gain (loss)	2.66	(4.00)	(2.41)
Total from investment operations	2.73	(3.74)	(2.31)
Distributions from net investment income	(.16)	(.41)	-
Distributions from net realized gain	(.05)	(1.01)	-
Total distributions	(.21)	(1.41) I	-
Net asset value, end of period	$ 22.78	$ 20.26	$ 25.41
Total Return B, C	13.48%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.40%	.47% A
Expenses net of fee waivers, if any	.70% A	.40%	.47% A
Expenses net of all reductions	.69% A	.39%	.47% A
Net investment income (loss)	.59% A	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,209	$ 201,625	$ 92
Portfolio turnover rate F	85% A	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Dividend Growth and Class K to eligible shareholders of Dividend Growth. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,000,739
Gross unrealized depreciation	(719,166)
Net unrealized appreciation (depreciation)	$ 281,573

Tax cost	$ 7,464,066

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,148,692 and $3,196,145, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Dividend Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 9,618.26
Class K	72.06
	$ 9,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to four hundred fifty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 43,369.38%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $338.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $468 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Dividend Growth	$ 37,603	$ 131,611
Class K	1,766	1,254
Total	$ 39,369	$ 132,865
From net realized gain
Dividend Growth	$ 15,884	$ 361,247
Class K	544	37
Total	$ 16,428	$ 361,284

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Dividend Growth
Shares sold	46,542	75,287	$ 1,066,621	$ 1,282,313
Conversion to Class K	(734)	(9,623)	(15,619)	(178,188)
Reinvestment of distributions	2,281	21,264	51,426	478,613
Shares redeemed	(50,947)	(134,869)	(1,159,555)	(2,446,584)
Net increase (decrease)	(2,858)	(47,941)	$ (57,127)	$ (863,846)
Class K
Shares sold	2,234	2,088	$ 50,856	$ 35,139
Conversion from Dividend Growth	733	9,623	15,619	178,188
Reinvestment of distributions	102	86	2,310	1,291
Shares redeemed	(1,116)	(1,850)	(25,290)	(29,769)
Net increase (decrease)	1,953	9,947	$ 43,495	$ 184,849

A Conversion transactions for Class K and Dividend Growth are for the period August 1, 2009 to August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

DGF-K-USAN-0310
1.863067.101

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.fidelity.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Growth & Income	.76%
Actual		$ 1,000.00	$ 1,082.30	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.55%
Actual		$ 1,000.00	$ 1,082.80	$ 2.89
Hypothetical A		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.4	2.8
Wells Fargo & Co.	2.3	1.3
Apple, Inc.	2.2	1.7
Exxon Mobil Corp.	2.2	3.2
Cisco Systems, Inc.	2.1	1.8
Pfizer, Inc.	2.0	1.5
JPMorgan Chase & Co.	2.0	2.2
Hewlett-Packard Co.	1.9	1.7
Google, Inc. Class A	1.8	1.3
United Technologies Corp.	1.5	1.0
	20.4
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	22.8
Financials	18.3	15.9
Health Care	13.7	15.1
Consumer Discretionary	12.7	12.0
Energy	10.8	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.2%		Stocks 98.5%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	9.1%	** Foreign investments	10.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.1%
ArvinMeritor, Inc. (a)	570,000	$ 5,523
BorgWarner, Inc.	270,000	9,474
Fuel Systems Solutions, Inc. (a)	65,000	2,317
Johnson Controls, Inc.	1,050,000	29,222
Tenneco, Inc. (a)	355,300	6,282
The Goodyear Tire & Rubber Co. (a)	1,345,677	17,951
		70,769
Automobiles - 0.8%
Ford Motor Co. (a)	1,850,000	20,054
Harley-Davidson, Inc.	580,000	13,189
Toyota Motor Corp. sponsored ADR	205,000	15,785
		49,028
Distributors - 0.1%
Li & Fung Ltd.	1,500,000	6,878
Hotels, Restaurants & Leisure - 1.0%
Buffalo Wild Wings, Inc. (a)	348,489	16,313
Carnival Corp. unit	340,000	11,332
Darden Restaurants, Inc.	255,000	9,425
Marriott International, Inc. Class A (c)	180,618	4,738
Sonic Corp. (a)	397,600	3,352
Starbucks Corp. (a)	900,000	19,611
		64,771
Household Durables - 2.2%
Ethan Allen Interiors, Inc.	24,900	361
KB Home (c)	2,350,000	35,908
Newell Rubbermaid, Inc.	535,000	7,260
Pulte Homes, Inc.	2,252,370	23,695
Ryland Group, Inc.	1,480,000	32,945
Toll Brothers, Inc. (a)	510,292	9,425
Whirlpool Corp.	338,100	25,418
		135,012
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	123,000	15,425
Media - 2.5%
Comcast Corp. Class A	900,000	14,247
DIRECTV (a)	550,000	16,693
Lamar Advertising Co. Class A (a)(c)	295,000	8,437
McGraw-Hill Companies, Inc.	880,000	31,196
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	1,875,000	$ 55,406
Time Warner, Inc.	1,095,233	30,064
		156,043
Multiline Retail - 1.4%
Kohl's Corp. (a)	395,000	19,896
Target Corp.	1,291,000	66,190
		86,086
Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	385,000	6,118
Best Buy Co., Inc.	335,000	12,278
Cabela's, Inc. Class A (a)(c)	220,000	3,546
Gymboree Corp. (a)	115,000	4,486
Limited Brands, Inc.	350,000	6,657
Lowe's Companies, Inc.	2,550,000	55,208
PetSmart, Inc.	40,000	1,030
RadioShack Corp.	640,000	12,493
Ross Stores, Inc.	90,000	4,134
Sherwin-Williams Co.	15,000	950
Staples, Inc.	2,440,000	57,242
TJX Companies, Inc.	570,000	21,666
		185,808
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	200,000	16,400
TOTAL CONSUMER DISCRETIONARY		786,220
CONSUMER STAPLES - 7.1%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	250,000	6,915
The Coca-Cola Co.	1,545,000	83,816
		90,731
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	672,900	21,782
Wal-Mart Stores, Inc.	1,395,000	74,535
Walgreen Co.	80,000	2,884
		99,201
Food Products - 1.0%
Bunge Ltd.	200,000	11,758
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	135,000	$ 3,837
Nestle SA (Reg.)	967,000	45,835
		61,430
Household Products - 1.8%
Colgate-Palmolive Co.	390,000	31,212
Procter & Gamble Co.	1,315,000	80,938
		112,150
Tobacco - 1.2%
Philip Morris International, Inc.	1,625,000	73,954
TOTAL CONSUMER STAPLES		437,466
ENERGY - 10.8%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	560,000	21,090
Ensco International Ltd. ADR	150,000	5,855
Halliburton Co.	2,129,400	62,200
Helmerich & Payne, Inc.	295,000	12,340
Nabors Industries Ltd. (a)	880,000	19,624
Schlumberger Ltd.	1,389,500	88,178
Smith International, Inc.	935,000	28,349
Weatherford International Ltd. (a)	1,151,800	18,060
		255,696
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	440,000	28,063
Apache Corp.	285,000	28,149
Arch Coal, Inc.	478,100	10,074
Chesapeake Energy Corp.	135,000	3,345
EOG Resources, Inc.	125,000	11,303
Exxon Mobil Corp.	2,124,300	136,869
Occidental Petroleum Corp.	1,062,900	83,268
Peabody Energy Corp.	410,000	17,269
Petrohawk Energy Corp. (a)	470,000	10,495
Plains Exploration & Production Co. (a)	689,300	22,988
Range Resources Corp.	350,000	16,100
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	715,000	$ 30,659
Ultra Petroleum Corp. (a)	315,000	14,471
		413,053
TOTAL ENERGY		668,749
FINANCIALS - 18.1%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	800,000	30,592
AP Alternative Assets, L.P. Restricted Depositary Units (a)(d)	4,449,200	32,034
Bank of New York Mellon Corp.	630,000	18,327
Charles Schwab Corp.	400,000	7,316
Goldman Sachs Group, Inc.	361,300	53,733
Janus Capital Group, Inc.	693,375	8,466
Jefferies Group, Inc.	285,000	7,279
Morgan Stanley	1,428,800	38,263
State Street Corp.	1,799,800	77,175
T. Rowe Price Group, Inc.	445,000	22,081
		295,266
Commercial Banks - 4.0%
BB&T Corp.	500,000	13,935
Huntington Bancshares, Inc.	878,800	4,209
PNC Financial Services Group, Inc.	741,800	41,118
Sumitomo Mitsui Financial Group, Inc.	212,600	6,912
Synovus Financial Corp.	100,000	276
U.S. Bancorp, Delaware	1,635,000	41,006
Wells Fargo & Co.	5,044,600	143,418
		250,874
Consumer Finance - 0.7%
American Express Co.	370,000	13,934
Capital One Financial Corp.	606,900	22,370
Discover Financial Services	28,321	387
SLM Corp. (a)	415,000	4,370
		41,061
Diversified Financial Services - 4.8%
Bank of America Corp.	5,743,000	87,179
Citigroup, Inc.	14,900,000	49,468
CME Group, Inc.	63,000	18,070
JPMorgan Chase & Co.	3,175,100	123,638
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	470,000	$ 12,967
NBH Holdings Corp. Class A (a)(d)	166,200	3,324
		294,646
Insurance - 2.8%
ACE Ltd.	465,000	22,911
AFLAC, Inc.	70,000	3,390
Allstate Corp.	560,000	16,761
Assured Guaranty Ltd.	385,000	8,724
Berkshire Hathaway, Inc.:
Class A (a)	535	61,311
Class B (a)	70,000	5,350
Hartford Financial Services Group, Inc.	5,000	120
Lincoln National Corp.	408,800	10,048
MBIA, Inc. (a)(c)	865,000	4,264
MetLife, Inc.	640,000	22,605
RenaissanceRe Holdings Ltd.	358,000	19,396
		174,880
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	459,200	4,592
Public Storage	185,000	14,648
Simon Property Group, Inc.	114,121	8,217
SL Green Realty Corp.	151,600	6,896
		34,353
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,780,000	21,894
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	800,000	5,144
TOTAL FINANCIALS		1,118,118
HEALTH CARE - 13.7%
Biotechnology - 2.3%
Amgen, Inc. (a)	816,800	47,766
Amylin Pharmaceuticals, Inc. (a)	900,000	16,182
Biogen Idec, Inc. (a)	12,800	688
Celgene Corp. (a)	325,000	18,454
Cephalon, Inc. (a)	318,000	20,301
Dendreon Corp. (a)(c)	265,000	7,341
Gilead Sciences, Inc. (a)	235,000	11,343
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	1,100,000	$ 7,040
Vertex Pharmaceuticals, Inc. (a)	465,000	17,856
		146,971
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	100,000	5,759
CareFusion Corp. (a)	320,000	8,240
Covidien PLC	1,150,800	58,184
ev3, Inc. (a)	181,500	2,646
Hospira, Inc. (a)	325,000	16,458
ResMed, Inc. (a)	130,000	6,648
St. Jude Medical, Inc. (a)	152,800	5,765
		103,700
Health Care Providers & Services - 3.4%
CIGNA Corp.	450,000	15,197
Express Scripts, Inc. (a)	604,600	50,702
Henry Schein, Inc. (a)	885,000	47,834
Medco Health Solutions, Inc. (a)	565,000	34,736
UnitedHealth Group, Inc.	1,145,000	37,785
WellPoint, Inc. (a)	360,000	22,939
		209,193
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	265,000	9,723
Life Technologies Corp. (a)	150,000	7,457
		17,180
Pharmaceuticals - 6.0%
Abbott Laboratories	1,170,000	61,940
Allergan, Inc.	85,000	4,888
Bristol-Myers Squibb Co.	240,000	5,846
Johnson & Johnson	974,800	61,276
Merck & Co., Inc.	2,233,078	85,259
Pfizer, Inc.	6,702,500	125,069
Roche Holding AG (participation certificate)	55,000	9,227
Teva Pharmaceutical Industries Ltd. sponsored ADR	310,000	17,583
		371,088
TOTAL HEALTH CARE		848,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
AeroVironment, Inc. (a)	110,000	$ 3,748
BE Aerospace, Inc. (a)	600,000	13,458
Lockheed Martin Corp.	10,000	745
Precision Castparts Corp.	260,000	27,365
The Boeing Co.	380,000	23,028
United Technologies Corp.	1,360,000	91,773
		160,117
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	260,000	14,724
FedEx Corp.	320,000	25,072
		39,796
Airlines - 0.5%
Delta Air Lines, Inc. (a)	1,245,000	15,226
Southwest Airlines Co.	1,420,000	16,089
UAL Corp. (a)	10,000	122
		31,437
Building Products - 0.1%
Masco Corp.	652,600	8,849
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	405,000	15,305
Orion Marine Group, Inc. (a)	100,000	1,893
		17,198
Electrical Equipment - 0.1%
Alstom SA	10,000	668
SunPower Corp. Class B (a)	298,742	5,548
Vestas Wind Systems AS (a)	10,000	526
		6,742
Industrial Conglomerates - 1.5%
3M Co.	825,000	66,404
General Electric Co.	645,000	10,372
McDermott International, Inc. (a)	5,000	118
Textron, Inc.	738,100	14,415
		91,309
Machinery - 1.4%
Cummins, Inc.	605,000	27,322
Danaher Corp.	410,000	29,254
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	35,000	$ 2,143
Ingersoll-Rand Co. Ltd.	890,000	28,889
		87,608
Professional Services - 0.6%
Robert Half International, Inc. (c)	1,360,000	36,611
Verisk Analytics, Inc.	8,000	225
		36,836
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	465,300	5,035
CSX Corp.	832,700	35,690
Landstar System, Inc.	685,000	24,859
Union Pacific Corp.	640,000	38,720
		104,304
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	170,000	16,878
TOTAL INDUSTRIALS		601,074
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	5,659,900	127,178
CommScope, Inc. (a)	240,000	6,530
Harris Corp.	207,600	8,910
Juniper Networks, Inc. (a)	853,000	21,180
Palm, Inc. (a)	339,500	3,527
QUALCOMM, Inc.	785,000	30,764
Research In Motion Ltd. (a)	210,000	13,222
		211,311
Computers & Peripherals - 4.6%
Apple, Inc. (a)	716,800	137,712
EMC Corp. (a)	1,925,000	32,090
Hewlett-Packard Co.	2,489,700	117,190
		286,992
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	1,510,000	42,325
Corning, Inc.	1,396,900	25,256
Tyco Electronics Ltd.	720,000	17,914
		85,495
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
eBay, Inc. (a)	1,240,000	$ 28,545
Google, Inc. Class A (a)	209,000	110,649
Move, Inc. (a)	1,346,025	2,356
Tencent Holdings Ltd.	10,000	187
Yahoo!, Inc. (a)	410,000	6,154
		147,891
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	575,000	25,105
MasterCard, Inc. Class A	100,000	24,990
Paychex, Inc.	480,000	13,915
Visa, Inc. Class A	414,400	33,993
		98,003
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	875,000	18,655
Applied Materials, Inc.	6,225,400	75,825
ARM Holdings PLC	1,700,000	5,195
ASML Holding NV (NY Shares)	2,125,000	66,406
Intel Corp.	1,583,500	30,720
Lam Research Corp. (a)	127,200	4,199
MEMC Electronic Materials, Inc. (a)	1,250,000	15,725
Micron Technology, Inc. (a)	1,305,900	11,387
Xilinx, Inc.	840,000	19,807
		247,919
Software - 4.9%
Adobe Systems, Inc. (a)	645,000	20,834
BMC Software, Inc. (a)	392,400	15,162
Citrix Systems, Inc. (a)	300,000	12,465
Microsoft Corp.	5,327,300	150,116
Oracle Corp.	3,775,000	87,052
Red Hat, Inc. (a)	240,000	6,533
VMware, Inc. Class A (a)	230,000	10,444
		302,606
TOTAL INFORMATION TECHNOLOGY		1,380,217
MATERIALS - 3.4%
Chemicals - 2.6%
Albemarle Corp.	680,000	24,290
Dow Chemical Co.	1,675,000	45,376
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	465,000	$ 20,414
FMC Corp.	335,000	17,065
Praxair, Inc.	595,000	44,815
The Mosaic Co.	245,000	13,110
		165,070
Metals & Mining - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	427,700	15,265
ArcelorMittal SA (NY Shares) Class A (c)	312,500	12,088
Barrick Gold Corp.	510,000	17,704
Freeport-McMoRan Copper & Gold, Inc.	45,000	3,001
		48,058
TOTAL MATERIALS		213,128
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	853,800	25,119
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	790,000	33,536
Sprint Nextel Corp. (a)	3,385,000	11,103
		44,639
TOTAL TELECOMMUNICATION SERVICES		69,758
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	520,000	16,786
TOTAL COMMON STOCKS (Cost $5,513,800)		6,139,648
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Bank of America Corp. (Cost $12,975)	865,000	13,062
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e)	23,627,078	$ 23,627
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	41,966,909	41,967
TOTAL MONEY MARKET FUNDS (Cost $65,594)		65,594
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,592,369)		6,218,304
NET OTHER ASSETS - (0.4)%		(27,057)
NET ASSETS - 100%		$ 6,191,247
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,358,000 or 0.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 46
Fidelity Securities Lending Cash Central Fund	107
Total	$ 153
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 786,220	$ 786,220	$ -	$ -
Consumer Staples	437,466	391,631	45,835	-
Energy	668,749	668,749	-	-
Financials	1,131,180	1,127,856	-	3,324
Health Care	848,132	838,905	9,227	-
Industrials	601,074	599,880	1,194	-
Information Technology	1,380,217	1,375,022	5,195	-
Materials	213,128	213,128	-	-
Telecommunication Services	69,758	69,758	-	-
Utilities	16,786	16,786	-	-
Money Market Funds	65,594	65,594	-	-
Total Investments in Securities:	$ 6,218,304	$ 6,153,529	$ 61,451	$ 3,324
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,324
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 3,324
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,048,336,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $3,596,087,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,382) - See accompanying schedule: Unaffiliated issuers (cost $5,526,775)	$ 6,152,710
Fidelity Central Funds (cost $65,594)	65,594
Total Investments (cost $5,592,369)		$ 6,218,304
Cash		1,977
Receivable for investments sold		188,552
Receivable for fund shares sold		3,452
Dividends receivable		3,118
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		26
Other receivables		663
Total assets		6,416,104

Liabilities
Payable for investments purchased	$ 171,740
Payable for fund shares redeemed	6,564
Accrued management fee	2,503
Other affiliated payables	1,482
Other payables and accrued expenses	601
Collateral on securities loaned, at value	41,967
Total liabilities		224,857

Net Assets		$ 6,191,247
Net Assets consist of:
Paid in capital		$ 12,074,031
Distributions in excess of net investment income		(1,385)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,507,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		625,936
Net Assets		$ 6,191,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,931,989 ÷ 382,797 shares)	$ 15.50

Class K: Net Asset Value, offering price and redemption price per share ($259,258 ÷ 16,739 shares)	$ 15.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 45,703
Income from Fidelity Central Funds		153
Total income		45,856

Expenses
Management fee	$ 14,989
Transfer agent fees	8,518
Accounting and security lending fees	664
Custodian fees and expenses	58
Independent trustees' compensation	22
Appreciation in deferred trustee compensation account	1
Registration fees	26
Audit	45
Legal	42
Interest	3
Miscellaneous	70
Total expenses before reductions	24,438
Expense reductions	(255)	24,183
Net investment income (loss)		21,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	303,492
Foreign currency transactions	(2)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		303,494
Change in net unrealized appreciation (depreciation) on: Investment securities	199,259
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		199,268
Net gain (loss)		502,762
Net increase (decrease) in net assets resulting from operations		$ 524,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,673	$ 76,215
Net realized gain (loss)	303,494	(6,629,356)
Change in net unrealized appreciation (depreciation)	199,268	2,408,298
Net increase (decrease) in net assets resulting from operations	524,435	(4,144,843)
Distributions to shareholders from net investment income	(22,964)	(95,086)
Distributions to shareholders from net realized gain	(3,481)	(16,566)
Total distributions	(26,445)	(111,652)
Share transactions - net increase (decrease)	(648,853)	(1,953,179)
Total increase (decrease) in net assets	(150,863)	(6,209,674)

Net Assets
Beginning of period	6,342,110	12,551,784
End of period (including distributions in excess of net investment income of $1,385 and distributions in excess of net investment income of $94, respectively)	$ 6,191,247	$ 6,342,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46
Income from Investment Operations
Net investment income (loss) D	.05	.15	.35	.27	.34	.60 G
Net realized and unrealized gain (loss)	1.13	(7.43)	(6.25)	3.84	.18	3.31
Total from investment operations	1.18	(7.28)	(5.90)	4.11	.52	3.91
Distributions from net investment income	(.05)	(.19)	(.33)	(.27)	(.38)	(.61)
Distributions from net realized gain	(.01)	(.03)	(3.81)	(6.08)	(4.40)	(.34)
Total distributions	(.06)	(.22)	(4.14)	(6.35)	(4.78)	(.95)
Net asset value, end of period	$ 15.50	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42
Total Return B, C	8.23%	(33.32)%	(20.91)%	14.28%	1.22%	11.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.78%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.76% A	.78%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.75% A	.78%	.67%	.67%	.65%	.68%
Net investment income (loss)	.65% A	1.07%	1.29%	.84%	.94%	1.63% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,932	$ 5,993	$ 12,552	$ 22,693	$ 28,861	$ 31,789
Portfolio turnover rate F	86% A	122%	52%	52%	120%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.07	.16	.09
Net realized and unrealized gain (loss)	1.12	(7.40)	(3.45)
Total from investment operations	1.19	(7.24)	(3.36)
Distributions from net investment income	(.07)	(.23)	(.10)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.08)	(.26)	(.10)
Net asset value, end of period	$ 15.49	$ 14.38	$ 21.88
Total Return B, C	8.28%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.56%	.55% A
Expenses net of fee waivers, if any	.55% A	.56%	.55% A
Expenses net of all reductions	.54% A	.55%	.55% A
Net investment income (loss)	.87% A	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,258	$ 349,324	$ 87
Portfolio turnover rate F	86% A	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth & Income and Class K to eligible shareholders of Growth & Income. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 945,571
Gross unrealized depreciation	(417,399)
Net unrealized appreciation (depreciation)	$ 528,172

Tax cost	$ 5,690,132

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,721,610 and $3,303,683, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 8,432.27
Class K	86.06
	$ 8,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,141.40%		$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $107.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $255 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Growth & Income	$ 21,612	$ 92,019
Class K	1,352	3,067
Total	$ 22,964	$ 95,086
From net realized gain
Growth & Income	$ 3,284	$ 16,537
Class K	197	29
Total	$ 3,481	$ 16,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Growth & Income
Shares sold	10,199	34,825	$ 158,316	$ 492,141
Conversion to Class K	(593)	(26,363)	(8,751)	(389,259)
Reinvestment of distributions	1,574	6,899	24,066	105,157
Shares redeemed	(45,072)	(172,362)	(702,756)	(2,530,518)
Net increase (decrease)	(33,892)	(157,001)	$ (529,125)	$ (2,322,479)
Class K
Shares sold	2,972	3,336	$ 46,741	$ 44,336
Conversion from Growth & Income	593	26,372	8,751	389,259
Reinvestment of distributions	102	232	1,549	3,096
Shares redeemed	(11,228)	(5,644)	(176,769)	(67,387)
Net increase (decrease)	(7,561)	24,296	$ (119,728)	$ 369,304

A Conversion transactions for Class K and Growth & Income are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-USAN-0310
1.789285.107

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.fidelity.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Growth & Income	.76%
Actual		$ 1,000.00	$ 1,082.30	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.55%
Actual		$ 1,000.00	$ 1,082.80	$ 2.89
Hypothetical A		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.4	2.8
Wells Fargo & Co.	2.3	1.3
Apple, Inc.	2.2	1.7
Exxon Mobil Corp.	2.2	3.2
Cisco Systems, Inc.	2.1	1.8
Pfizer, Inc.	2.0	1.5
JPMorgan Chase & Co.	2.0	2.2
Hewlett-Packard Co.	1.9	1.7
Google, Inc. Class A	1.8	1.3
United Technologies Corp.	1.5	1.0
	20.4
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	22.8
Financials	18.3	15.9
Health Care	13.7	15.1
Consumer Discretionary	12.7	12.0
Energy	10.8	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.2%		Stocks 98.5%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	9.1%	** Foreign investments	10.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.1%
ArvinMeritor, Inc. (a)	570,000	$ 5,523
BorgWarner, Inc.	270,000	9,474
Fuel Systems Solutions, Inc. (a)	65,000	2,317
Johnson Controls, Inc.	1,050,000	29,222
Tenneco, Inc. (a)	355,300	6,282
The Goodyear Tire & Rubber Co. (a)	1,345,677	17,951
		70,769
Automobiles - 0.8%
Ford Motor Co. (a)	1,850,000	20,054
Harley-Davidson, Inc.	580,000	13,189
Toyota Motor Corp. sponsored ADR	205,000	15,785
		49,028
Distributors - 0.1%
Li & Fung Ltd.	1,500,000	6,878
Hotels, Restaurants & Leisure - 1.0%
Buffalo Wild Wings, Inc. (a)	348,489	16,313
Carnival Corp. unit	340,000	11,332
Darden Restaurants, Inc.	255,000	9,425
Marriott International, Inc. Class A (c)	180,618	4,738
Sonic Corp. (a)	397,600	3,352
Starbucks Corp. (a)	900,000	19,611
		64,771
Household Durables - 2.2%
Ethan Allen Interiors, Inc.	24,900	361
KB Home (c)	2,350,000	35,908
Newell Rubbermaid, Inc.	535,000	7,260
Pulte Homes, Inc.	2,252,370	23,695
Ryland Group, Inc.	1,480,000	32,945
Toll Brothers, Inc. (a)	510,292	9,425
Whirlpool Corp.	338,100	25,418
		135,012
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	123,000	15,425
Media - 2.5%
Comcast Corp. Class A	900,000	14,247
DIRECTV (a)	550,000	16,693
Lamar Advertising Co. Class A (a)(c)	295,000	8,437
McGraw-Hill Companies, Inc.	880,000	31,196
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	1,875,000	$ 55,406
Time Warner, Inc.	1,095,233	30,064
		156,043
Multiline Retail - 1.4%
Kohl's Corp. (a)	395,000	19,896
Target Corp.	1,291,000	66,190
		86,086
Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	385,000	6,118
Best Buy Co., Inc.	335,000	12,278
Cabela's, Inc. Class A (a)(c)	220,000	3,546
Gymboree Corp. (a)	115,000	4,486
Limited Brands, Inc.	350,000	6,657
Lowe's Companies, Inc.	2,550,000	55,208
PetSmart, Inc.	40,000	1,030
RadioShack Corp.	640,000	12,493
Ross Stores, Inc.	90,000	4,134
Sherwin-Williams Co.	15,000	950
Staples, Inc.	2,440,000	57,242
TJX Companies, Inc.	570,000	21,666
		185,808
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	200,000	16,400
TOTAL CONSUMER DISCRETIONARY		786,220
CONSUMER STAPLES - 7.1%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	250,000	6,915
The Coca-Cola Co.	1,545,000	83,816
		90,731
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	672,900	21,782
Wal-Mart Stores, Inc.	1,395,000	74,535
Walgreen Co.	80,000	2,884
		99,201
Food Products - 1.0%
Bunge Ltd.	200,000	11,758
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	135,000	$ 3,837
Nestle SA (Reg.)	967,000	45,835
		61,430
Household Products - 1.8%
Colgate-Palmolive Co.	390,000	31,212
Procter & Gamble Co.	1,315,000	80,938
		112,150
Tobacco - 1.2%
Philip Morris International, Inc.	1,625,000	73,954
TOTAL CONSUMER STAPLES		437,466
ENERGY - 10.8%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	560,000	21,090
Ensco International Ltd. ADR	150,000	5,855
Halliburton Co.	2,129,400	62,200
Helmerich & Payne, Inc.	295,000	12,340
Nabors Industries Ltd. (a)	880,000	19,624
Schlumberger Ltd.	1,389,500	88,178
Smith International, Inc.	935,000	28,349
Weatherford International Ltd. (a)	1,151,800	18,060
		255,696
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	440,000	28,063
Apache Corp.	285,000	28,149
Arch Coal, Inc.	478,100	10,074
Chesapeake Energy Corp.	135,000	3,345
EOG Resources, Inc.	125,000	11,303
Exxon Mobil Corp.	2,124,300	136,869
Occidental Petroleum Corp.	1,062,900	83,268
Peabody Energy Corp.	410,000	17,269
Petrohawk Energy Corp. (a)	470,000	10,495
Plains Exploration & Production Co. (a)	689,300	22,988
Range Resources Corp.	350,000	16,100
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	715,000	$ 30,659
Ultra Petroleum Corp. (a)	315,000	14,471
		413,053
TOTAL ENERGY		668,749
FINANCIALS - 18.1%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	800,000	30,592
AP Alternative Assets, L.P. Restricted Depositary Units (a)(d)	4,449,200	32,034
Bank of New York Mellon Corp.	630,000	18,327
Charles Schwab Corp.	400,000	7,316
Goldman Sachs Group, Inc.	361,300	53,733
Janus Capital Group, Inc.	693,375	8,466
Jefferies Group, Inc.	285,000	7,279
Morgan Stanley	1,428,800	38,263
State Street Corp.	1,799,800	77,175
T. Rowe Price Group, Inc.	445,000	22,081
		295,266
Commercial Banks - 4.0%
BB&T Corp.	500,000	13,935
Huntington Bancshares, Inc.	878,800	4,209
PNC Financial Services Group, Inc.	741,800	41,118
Sumitomo Mitsui Financial Group, Inc.	212,600	6,912
Synovus Financial Corp.	100,000	276
U.S. Bancorp, Delaware	1,635,000	41,006
Wells Fargo & Co.	5,044,600	143,418
		250,874
Consumer Finance - 0.7%
American Express Co.	370,000	13,934
Capital One Financial Corp.	606,900	22,370
Discover Financial Services	28,321	387
SLM Corp. (a)	415,000	4,370
		41,061
Diversified Financial Services - 4.8%
Bank of America Corp.	5,743,000	87,179
Citigroup, Inc.	14,900,000	49,468
CME Group, Inc.	63,000	18,070
JPMorgan Chase & Co.	3,175,100	123,638
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	470,000	$ 12,967
NBH Holdings Corp. Class A (a)(d)	166,200	3,324
		294,646
Insurance - 2.8%
ACE Ltd.	465,000	22,911
AFLAC, Inc.	70,000	3,390
Allstate Corp.	560,000	16,761
Assured Guaranty Ltd.	385,000	8,724
Berkshire Hathaway, Inc.:
Class A (a)	535	61,311
Class B (a)	70,000	5,350
Hartford Financial Services Group, Inc.	5,000	120
Lincoln National Corp.	408,800	10,048
MBIA, Inc. (a)(c)	865,000	4,264
MetLife, Inc.	640,000	22,605
RenaissanceRe Holdings Ltd.	358,000	19,396
		174,880
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	459,200	4,592
Public Storage	185,000	14,648
Simon Property Group, Inc.	114,121	8,217
SL Green Realty Corp.	151,600	6,896
		34,353
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,780,000	21,894
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	800,000	5,144
TOTAL FINANCIALS		1,118,118
HEALTH CARE - 13.7%
Biotechnology - 2.3%
Amgen, Inc. (a)	816,800	47,766
Amylin Pharmaceuticals, Inc. (a)	900,000	16,182
Biogen Idec, Inc. (a)	12,800	688
Celgene Corp. (a)	325,000	18,454
Cephalon, Inc. (a)	318,000	20,301
Dendreon Corp. (a)(c)	265,000	7,341
Gilead Sciences, Inc. (a)	235,000	11,343
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	1,100,000	$ 7,040
Vertex Pharmaceuticals, Inc. (a)	465,000	17,856
		146,971
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	100,000	5,759
CareFusion Corp. (a)	320,000	8,240
Covidien PLC	1,150,800	58,184
ev3, Inc. (a)	181,500	2,646
Hospira, Inc. (a)	325,000	16,458
ResMed, Inc. (a)	130,000	6,648
St. Jude Medical, Inc. (a)	152,800	5,765
		103,700
Health Care Providers & Services - 3.4%
CIGNA Corp.	450,000	15,197
Express Scripts, Inc. (a)	604,600	50,702
Henry Schein, Inc. (a)	885,000	47,834
Medco Health Solutions, Inc. (a)	565,000	34,736
UnitedHealth Group, Inc.	1,145,000	37,785
WellPoint, Inc. (a)	360,000	22,939
		209,193
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	265,000	9,723
Life Technologies Corp. (a)	150,000	7,457
		17,180
Pharmaceuticals - 6.0%
Abbott Laboratories	1,170,000	61,940
Allergan, Inc.	85,000	4,888
Bristol-Myers Squibb Co.	240,000	5,846
Johnson & Johnson	974,800	61,276
Merck & Co., Inc.	2,233,078	85,259
Pfizer, Inc.	6,702,500	125,069
Roche Holding AG (participation certificate)	55,000	9,227
Teva Pharmaceutical Industries Ltd. sponsored ADR	310,000	17,583
		371,088
TOTAL HEALTH CARE		848,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
AeroVironment, Inc. (a)	110,000	$ 3,748
BE Aerospace, Inc. (a)	600,000	13,458
Lockheed Martin Corp.	10,000	745
Precision Castparts Corp.	260,000	27,365
The Boeing Co.	380,000	23,028
United Technologies Corp.	1,360,000	91,773
		160,117
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	260,000	14,724
FedEx Corp.	320,000	25,072
		39,796
Airlines - 0.5%
Delta Air Lines, Inc. (a)	1,245,000	15,226
Southwest Airlines Co.	1,420,000	16,089
UAL Corp. (a)	10,000	122
		31,437
Building Products - 0.1%
Masco Corp.	652,600	8,849
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	405,000	15,305
Orion Marine Group, Inc. (a)	100,000	1,893
		17,198
Electrical Equipment - 0.1%
Alstom SA	10,000	668
SunPower Corp. Class B (a)	298,742	5,548
Vestas Wind Systems AS (a)	10,000	526
		6,742
Industrial Conglomerates - 1.5%
3M Co.	825,000	66,404
General Electric Co.	645,000	10,372
McDermott International, Inc. (a)	5,000	118
Textron, Inc.	738,100	14,415
		91,309
Machinery - 1.4%
Cummins, Inc.	605,000	27,322
Danaher Corp.	410,000	29,254
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	35,000	$ 2,143
Ingersoll-Rand Co. Ltd.	890,000	28,889
		87,608
Professional Services - 0.6%
Robert Half International, Inc. (c)	1,360,000	36,611
Verisk Analytics, Inc.	8,000	225
		36,836
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	465,300	5,035
CSX Corp.	832,700	35,690
Landstar System, Inc.	685,000	24,859
Union Pacific Corp.	640,000	38,720
		104,304
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	170,000	16,878
TOTAL INDUSTRIALS		601,074
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	5,659,900	127,178
CommScope, Inc. (a)	240,000	6,530
Harris Corp.	207,600	8,910
Juniper Networks, Inc. (a)	853,000	21,180
Palm, Inc. (a)	339,500	3,527
QUALCOMM, Inc.	785,000	30,764
Research In Motion Ltd. (a)	210,000	13,222
		211,311
Computers & Peripherals - 4.6%
Apple, Inc. (a)	716,800	137,712
EMC Corp. (a)	1,925,000	32,090
Hewlett-Packard Co.	2,489,700	117,190
		286,992
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc.	1,510,000	42,325
Corning, Inc.	1,396,900	25,256
Tyco Electronics Ltd.	720,000	17,914
		85,495
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
eBay, Inc. (a)	1,240,000	$ 28,545
Google, Inc. Class A (a)	209,000	110,649
Move, Inc. (a)	1,346,025	2,356
Tencent Holdings Ltd.	10,000	187
Yahoo!, Inc. (a)	410,000	6,154
		147,891
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	575,000	25,105
MasterCard, Inc. Class A	100,000	24,990
Paychex, Inc.	480,000	13,915
Visa, Inc. Class A	414,400	33,993
		98,003
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	875,000	18,655
Applied Materials, Inc.	6,225,400	75,825
ARM Holdings PLC	1,700,000	5,195
ASML Holding NV (NY Shares)	2,125,000	66,406
Intel Corp.	1,583,500	30,720
Lam Research Corp. (a)	127,200	4,199
MEMC Electronic Materials, Inc. (a)	1,250,000	15,725
Micron Technology, Inc. (a)	1,305,900	11,387
Xilinx, Inc.	840,000	19,807
		247,919
Software - 4.9%
Adobe Systems, Inc. (a)	645,000	20,834
BMC Software, Inc. (a)	392,400	15,162
Citrix Systems, Inc. (a)	300,000	12,465
Microsoft Corp.	5,327,300	150,116
Oracle Corp.	3,775,000	87,052
Red Hat, Inc. (a)	240,000	6,533
VMware, Inc. Class A (a)	230,000	10,444
		302,606
TOTAL INFORMATION TECHNOLOGY		1,380,217
MATERIALS - 3.4%
Chemicals - 2.6%
Albemarle Corp.	680,000	24,290
Dow Chemical Co.	1,675,000	45,376
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	465,000	$ 20,414
FMC Corp.	335,000	17,065
Praxair, Inc.	595,000	44,815
The Mosaic Co.	245,000	13,110
		165,070
Metals & Mining - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	427,700	15,265
ArcelorMittal SA (NY Shares) Class A (c)	312,500	12,088
Barrick Gold Corp.	510,000	17,704
Freeport-McMoRan Copper & Gold, Inc.	45,000	3,001
		48,058
TOTAL MATERIALS		213,128
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	853,800	25,119
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	790,000	33,536
Sprint Nextel Corp. (a)	3,385,000	11,103
		44,639
TOTAL TELECOMMUNICATION SERVICES		69,758
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	520,000	16,786
TOTAL COMMON STOCKS (Cost $5,513,800)		6,139,648
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Bank of America Corp. (Cost $12,975)	865,000	13,062
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e)	23,627,078	$ 23,627
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	41,966,909	41,967
TOTAL MONEY MARKET FUNDS (Cost $65,594)		65,594
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,592,369)		6,218,304
NET OTHER ASSETS - (0.4)%		(27,057)
NET ASSETS - 100%		$ 6,191,247
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,358,000 or 0.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 46
Fidelity Securities Lending Cash Central Fund	107
Total	$ 153
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 786,220	$ 786,220	$ -	$ -
Consumer Staples	437,466	391,631	45,835	-
Energy	668,749	668,749	-	-
Financials	1,131,180	1,127,856	-	3,324
Health Care	848,132	838,905	9,227	-
Industrials	601,074	599,880	1,194	-
Information Technology	1,380,217	1,375,022	5,195	-
Materials	213,128	213,128	-	-
Telecommunication Services	69,758	69,758	-	-
Utilities	16,786	16,786	-	-
Money Market Funds	65,594	65,594	-	-
Total Investments in Securities:	$ 6,218,304	$ 6,153,529	$ 61,451	$ 3,324
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,324
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 3,324
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,048,336,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $3,596,087,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,382) - See accompanying schedule: Unaffiliated issuers (cost $5,526,775)	$ 6,152,710
Fidelity Central Funds (cost $65,594)	65,594
Total Investments (cost $5,592,369)		$ 6,218,304
Cash		1,977
Receivable for investments sold		188,552
Receivable for fund shares sold		3,452
Dividends receivable		3,118
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		26
Other receivables		663
Total assets		6,416,104

Liabilities
Payable for investments purchased	$ 171,740
Payable for fund shares redeemed	6,564
Accrued management fee	2,503
Other affiliated payables	1,482
Other payables and accrued expenses	601
Collateral on securities loaned, at value	41,967
Total liabilities		224,857

Net Assets		$ 6,191,247
Net Assets consist of:
Paid in capital		$ 12,074,031
Distributions in excess of net investment income		(1,385)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,507,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		625,936
Net Assets		$ 6,191,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($5,931,989 ÷ 382,797 shares)	$ 15.50

Class K: Net Asset Value, offering price and redemption price per share ($259,258 ÷ 16,739 shares)	$ 15.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 45,703
Income from Fidelity Central Funds		153
Total income		45,856

Expenses
Management fee	$ 14,989
Transfer agent fees	8,518
Accounting and security lending fees	664
Custodian fees and expenses	58
Independent trustees' compensation	22
Appreciation in deferred trustee compensation account	1
Registration fees	26
Audit	45
Legal	42
Interest	3
Miscellaneous	70
Total expenses before reductions	24,438
Expense reductions	(255)	24,183
Net investment income (loss)		21,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	303,492
Foreign currency transactions	(2)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		303,494
Change in net unrealized appreciation (depreciation) on: Investment securities	199,259
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		199,268
Net gain (loss)		502,762
Net increase (decrease) in net assets resulting from operations		$ 524,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,673	$ 76,215
Net realized gain (loss)	303,494	(6,629,356)
Change in net unrealized appreciation (depreciation)	199,268	2,408,298
Net increase (decrease) in net assets resulting from operations	524,435	(4,144,843)
Distributions to shareholders from net investment income	(22,964)	(95,086)
Distributions to shareholders from net realized gain	(3,481)	(16,566)
Total distributions	(26,445)	(111,652)
Share transactions - net increase (decrease)	(648,853)	(1,953,179)
Total increase (decrease) in net assets	(150,863)	(6,209,674)

Net Assets
Beginning of period	6,342,110	12,551,784
End of period (including distributions in excess of net investment income of $1,385 and distributions in excess of net investment income of $94, respectively)	$ 6,191,247	$ 6,342,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42	$ 35.46
Income from Investment Operations
Net investment income (loss) D	.05	.15	.35	.27	.34	.60 G
Net realized and unrealized gain (loss)	1.13	(7.43)	(6.25)	3.84	.18	3.31
Total from investment operations	1.18	(7.28)	(5.90)	4.11	.52	3.91
Distributions from net investment income	(.05)	(.19)	(.33)	(.27)	(.38)	(.61)
Distributions from net realized gain	(.01)	(.03)	(3.81)	(6.08)	(4.40)	(.34)
Total distributions	(.06)	(.22)	(4.14)	(6.35)	(4.78)	(.95)
Net asset value, end of period	$ 15.50	$ 14.38	$ 21.88	$ 31.92	$ 34.16	$ 38.42
Total Return B, C	8.23%	(33.32)%	(20.91)%	14.28%	1.22%	11.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.78%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.76% A	.78%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.75% A	.78%	.67%	.67%	.65%	.68%
Net investment income (loss)	.65% A	1.07%	1.29%	.84%	.94%	1.63% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,932	$ 5,993	$ 12,552	$ 22,693	$ 28,861	$ 31,789
Portfolio turnover rate F	86% A	122%	52%	52%	120%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.07	.16	.09
Net realized and unrealized gain (loss)	1.12	(7.40)	(3.45)
Total from investment operations	1.19	(7.24)	(3.36)
Distributions from net investment income	(.07)	(.23)	(.10)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.08)	(.26)	(.10)
Net asset value, end of period	$ 15.49	$ 14.38	$ 21.88
Total Return B, C	8.28%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.56%	.55% A
Expenses net of fee waivers, if any	.55% A	.56%	.55% A
Expenses net of all reductions	.54% A	.55%	.55% A
Net investment income (loss)	.87% A	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,258	$ 349,324	$ 87
Portfolio turnover rate F	86% A	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth & Income and Class K to eligible shareholders of Growth & Income. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 945,571
Gross unrealized depreciation	(417,399)
Net unrealized appreciation (depreciation)	$ 528,172

Tax cost	$ 5,690,132

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,721,610 and $3,303,683, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 8,432.27
Class K	86.06
	$ 8,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,141.40%		$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $107.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $255 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Growth & Income	$ 21,612	$ 92,019
Class K	1,352	3,067
Total	$ 22,964	$ 95,086
From net realized gain
Growth & Income	$ 3,284	$ 16,537
Class K	197	29
Total	$ 3,481	$ 16,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Growth & Income
Shares sold	10,199	34,825	$ 158,316	$ 492,141
Conversion to Class K	(593)	(26,363)	(8,751)	(389,259)
Reinvestment of distributions	1,574	6,899	24,066	105,157
Shares redeemed	(45,072)	(172,362)	(702,756)	(2,530,518)
Net increase (decrease)	(33,892)	(157,001)	$ (529,125)	$ (2,322,479)
Class K
Shares sold	2,972	3,336	$ 46,741	$ 44,336
Conversion from Growth & Income	593	26,372	8,751	389,259
Reinvestment of distributions	102	232	1,549	3,096
Shares redeemed	(11,228)	(5,644)	(176,769)	(67,387)
Net increase (decrease)	(7,561)	24,296	$ (119,728)	$ 369,304

A Conversion transactions for Class K and Growth & Income are for the period August 1, 2009 through August 31, 2009.
12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

GAI-K-USAN-0310
1.863232.101

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,011.20	$ 7.40
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class T	1.72%
Actual		$ 1,000.00	$ 1,009.40	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.21%
Actual		$ 1,000.00	$ 1,008.20	$ 11.19
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
Class C	2.21%
Actual		$ 1,000.00	$ 1,007.10	$ 11.18
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
International Real Estate	1.21%
Actual		$ 1,000.00	$ 1,013.40	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,012.20	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.9	10.7
Westfield Group unit	7.9	6.5
Unibail-Rodamco	6.5	4.5
Mitsui Fudosan Co. Ltd.	4.6	6.2
Mitsubishi Estate Co. Ltd.	4.4	4.7
Henderson Land Development Co. Ltd.	3.5	4.0
British Land Co. PLC	3.4	3.7
Hongkong Land Holdings Ltd.	3.2	3.4
China Overseas Land & Investment Ltd.	3.0	4.6
Hang Lung Properties Ltd.	3.0	3.7
	47.4
Top Five Countries as of January 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	26.4	30.5
Japan	17.7	21.2
Australia	16.1	11.4
United Kingdom	9.8	9.9
France	9.5	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.3	18.7
REITs - Office Buildings	10.4	9.1
REITs - Industrial Buildings	5.6	4.9
REITs - Shopping Centers	4.6	5.8
REITs - Apartments	0.0	0.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Investment Companies 95.9%		Stocks and Investment Companies 96.6%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	95.9%	** Foreign investments	96.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 16.1%
CFS Retail Property Trust	1,926,244	$ 3,185,136
Charter Hall Group unit	1,680,000	980,456
DEXUS Property Group unit	6,581,610	4,830,425
Goodman Group unit	7,436,450	3,846,773
ING Industrial Fund	3,398,481	1,352,298
Macquarie Office Trust	6,640,000	1,732,069
Stockland Corp. Ltd. unit	2,580,748	8,511,959
The GPT Group unit	7,250,000	3,654,163
Westfield Group unit	2,414,032	26,981,443
TOTAL AUSTRALIA		55,074,722
Austria - 0.5%
CA Immobilien Anlagen AG (a)	154,983	1,635,352
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC	967,400	1,489,451
Cayman Islands - 1.9%
Agile Property Holdings Ltd.	1,960,000	2,476,523
IFM Investments Ltd. ADR (a)	25,200	180,936
Shimao Property Holdings Ltd.	2,535,000	3,918,109
TOTAL CAYMAN ISLANDS		6,575,568
China - 1.8%
China Resources Land Ltd.	3,473,000	6,298,320
Finland - 1.0%
Citycon Oyj	873,403	3,481,973
France - 9.5%
Fonciere Des Regions	40,100	3,984,911
Fonciere Des Regions warrants 12/31/10 (a)	40,100	30,916
Klepierre SA	120,000	4,470,163
Societe de la Tour Eiffel	22,900	1,613,563
Unibail-Rodamco	103,567	22,440,312
TOTAL FRANCE		32,539,865
Germany - 0.9%
alstria office REIT-AG	127,206	1,428,187
Deutsche Wohnen AG (a)	153,100	1,551,549
TOTAL GERMANY		2,979,736
Greece - 0.1%
Babis Vovos International Technical SA (a)	86,000	466,080
Hong Kong - 26.4%
China Overseas Land & Investment Ltd.	5,731,680	10,276,339
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	2,964,000	$ 10,116,758
Henderson Land Development Co. Ltd.	1,920,000	12,154,638
Hongkong Land Holdings Ltd.	2,375,000	11,138,750
Link (REIT)	3,080,915	7,428,529
New World Development Co. Ltd.	2,849,000	4,696,991
Sun Hung Kai Properties Ltd.	2,102,000	27,155,070
Wharf Holdings Ltd.	1,502,000	7,467,488
TOTAL HONG KONG		90,434,563
Japan - 17.7%
Japan Prime Realty Investment Corp.	603	1,158,973
Japan Real Estate Investment Corp.	392	3,287,294
Japan Retail Fund Investment Corp.	524	2,438,019
Kenedix Realty Investment Corp.	730	2,070,234
Kenedix, Inc. (a)	1,428	442,463
Mitsubishi Estate Co. Ltd.	921,000	14,977,600
Mitsui Fudosan Co. Ltd.	920,000	15,644,178
Nippon Building Fund, Inc.	518	4,579,196
Nomura Real Estate Office Fund, Inc.	539	3,116,849
ORIX JREIT, Inc.	626	3,085,964
Sumitomo Realty & Development Co. Ltd.	561,000	10,011,864
TOTAL JAPAN		60,812,634
Netherlands - 2.2%
Corio NV	109,111	6,697,050
Eurocommercial (Certificaten Van Aandelen) unit	22,957	895,999
TOTAL NETHERLANDS		7,593,049
Norway - 0.6%
Norwegian Property ASA (a)	966,000	2,181,953
Singapore - 5.5%
Allgreen Properties Ltd.	2,270,000	1,888,640
Ascendas Real Estate Investment Trust (A-REIT)	2,016,193	2,781,450
CapitaCommercial Trust (REIT)	6,582,000	4,961,365
CapitaLand Ltd.	2,018,900	5,541,656
CapitaMall Trust	1,115,000	1,339,982
Keppel Land Ltd.	1,020,000	2,379,093
TOTAL SINGAPORE		18,892,186
Sweden - 1.1%
Castellum AB	409,000	3,694,524
Common Stocks - continued
	Shares	Value
United Kingdom - 9.8%
Big Yellow Group PLC (a)(c)	222,800	$ 1,115,004
British Land Co. PLC	1,694,428	11,757,170
Great Portland Estates PLC	897,454	4,008,736
Hammerson PLC	534,799	3,213,039
Land Securities Group PLC	510,902	5,185,441
Segro PLC	994,200	4,938,151
Unite Group PLC (a)	752,650	3,447,752
TOTAL UNITED KINGDOM		33,665,293
TOTAL COMMON STOCKS (Cost $384,899,846)		327,815,269
Investment Companies - 0.4%

Luxembourg - 0.4%
ProLogis European Properties Fund (a) (Cost $1,112,353)	185,200	1,190,048
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (d)	13,618,637	13,618,637
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	590,150	590,150
TOTAL MONEY MARKET FUNDS (Cost $14,208,787)		14,208,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $400,220,986)		343,214,104
NET OTHER ASSETS - 0.0%		(111,780)
NET ASSETS - 100%		$ 343,102,324
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,254
Fidelity Securities Lending Cash Central Fund	29,725
Total	$ 38,979
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 90,434,563	$ 90,434,563	$ -	$ -
Japan	60,812,634	60,812,634	-	-
Australia	55,074,722	55,074,722	-	-
United Kingdom	33,665,293	-	33,665,293	-
France	32,539,865	-	32,539,865	-
Singapore	18,892,186	18,892,186	-	-
Netherlands	7,593,049	-	7,593,049	-
Cayman Islands	6,575,568	6,575,568	-	-
China	6,298,320	6,298,320	-	-
Other	15,929,069	-	15,929,069	-
Investment Companies	1,190,048	-	1,190,048	-
Money Market Funds	14,208,787	14,208,787	-	-
Total Investments in Securities:	$ 343,214,104	$ 252,296,780	$ 90,917,324	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $159,443,097 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $142,053,103 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $541,607) - See accompanying schedule: Unaffiliated issuers (cost $386,012,199)	$ 329,005,317
Fidelity Central Funds (cost $14,208,787)	14,208,787
Total Investments (cost $400,220,986)		$ 343,214,104
Cash		12,356
Foreign currency held at value (cost $2,461)		2,389
Receivable for investments sold		216,904
Receivable for fund shares sold		266,644
Dividends receivable		1,261,338
Distributions receivable from Fidelity Central Funds		2,511
Prepaid expenses		1,406
Other receivables		302,950
Total assets		345,280,602

Liabilities
Payable for investments purchased	$ 518,170
Payable for fund shares redeemed	639,379
Accrued management fee	215,390
Distribution fees payable	5,635
Other affiliated payables	122,277
Other payables and accrued expenses	87,277
Collateral on securities loaned, at value	590,150
Total liabilities		2,178,278

Net Assets		$ 343,102,324
Net Assets consist of:
Paid in capital		$ 696,668,528
Distributions in excess of net investment income		(203,323)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(296,322,091)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,040,790)
Net Assets		$ 343,102,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,335,372 ÷ 899,875 shares)	$ 8.15

Maximum offering price per share (100/94.25 of $8.15)	$ 8.65
Class T: Net Asset Value and redemption price per share ($2,593,504 ÷ 319,664 shares)	$ 8.11

Maximum offering price per share (100/96.50 of $8.11)	$ 8.40
Class B: Net Asset Value and offering price per share ($630,154 ÷ 78,317 shares) A	$ 8.05

Class C: Net Asset Value and offering price per share ($2,598,082 ÷ 323,397 shares) A	$ 8.03

International Real Estate: Net Asset Value, offering price and redemption price per share ($328,330,163 ÷ 39,992,434 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,615,049 ÷ 197,120 shares)	$ 8.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,429,061
Income from Fidelity Central Funds		38,979
		5,468,040
Less foreign taxes withheld		(218,746)
Total income		5,249,294

Expenses
Management fee	$ 1,324,496
Transfer agent fees	647,156
Distribution fees	32,418
Accounting and security lending fees	97,947
Custodian fees and expenses	102,364
Independent trustees' compensation	1,104
Registration fees	41,823
Audit	39,337
Legal	867
Miscellaneous	3,492
Total expenses before reductions	2,291,004
Expense reductions	(74,191)	2,216,813
Net investment income (loss)		3,032,481
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $36,571)	18,461,359
Foreign currency transactions	43,336
Total net realized gain (loss)		18,504,695
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,863)	(16,289,857)
Assets and liabilities in foreign currencies	(40,613)
Total change in net unrealized appreciation (depreciation)		(16,330,470)
Net gain (loss)		2,174,225
Net increase (decrease) in net assets resulting from operations		$ 5,206,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,032,481	$ 9,003,508
Net realized gain (loss)	18,504,695	(205,492,245)
Change in net unrealized appreciation (depreciation)	(16,330,470)	43,065,853
Net increase (decrease) in net assets resulting from operations	5,206,706	(153,422,884)
Distributions to shareholders from net investment income	(3,235,804)	-
Distributions to shareholders from net realized gain	(5,017,969)	-
Total distributions	(8,253,773)	-
Share transactions - net increase (decrease)	(3,559,987)	(95,264,955)
Redemption fees	56,260	117,919
Total increase (decrease) in net assets	(6,550,794)	(248,569,920)

Net Assets
Beginning of period	349,653,118	598,223,038
End of period (including distributions in excess of net investment income of $203,323 and $0, respectively)	$ 343,102,324	$ 349,653,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.11
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.10	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.07)	-	(.31)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	1.12%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.46% A	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.46% A	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.42% A	1.42%	1.35%	1.26% A
Net investment income (loss)	1.39% A	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,335	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.17	.17	.10
Net realized and unrealized gain (loss)	.03	(2.58)	(3.48)	(1.87)
Total from investment operations	.08	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.06)	-	(.28)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.11	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	.94%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.72% A	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.68% A	1.68%	1.60%	1.51% A
Net investment income (loss)	1.13% A	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,594	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.07	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.23)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.05	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	.82%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.01% A
Net investment income (loss)	.64% A	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.03	(2.57)	(3.48)	(1.87)
Total from investment operations	.06	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.24)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.03	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	.71%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.00% A
Net investment income (loss)	.64% A	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,598	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.31	.30	.23
Net realized and unrealized gain (loss)	.05	(2.59)	(3.50)	2.35	2.93	1.91
Total from investment operations	.12	(2.39)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	(.08)	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(.12)	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(.20)	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.01	.01
Net asset value, end of period	$ 8.21	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	1.34%	(22.38)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21%A	1.19%	1.11%	1.07%	1.12%	1.29%A
Expenses net of fee waivers, if any	1.21%A	1.19%	1.10%	1.06%	1.12%	1.29%A
Expenses net of all reductions	1.17%A	1.16%	1.07%	.96%	.91%	1.27%A
Net investment income (loss)	1.64%A	2.81%	1.86%	1.86%	2.23%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,330	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	58%A	55%	63%	144%	234%	36%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.07	.20	.24	.12
Net realized and unrealized gain (loss)	.04	(2.58)	(3.49)	(1.86)
Total from investment operations	.11	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.08)	-	(.33)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 8.19	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	1.22%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.21% A	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.17% A	1.17%	1.10%	.97% A
Net investment income (loss)	1.65% A	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,615	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,514,009
Gross unrealized depreciation	(74,275,863)
Net unrealized appreciation (depreciation)	$ (58,761,854)

Tax cost	$ 401,975,958

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,854,563 and $113,800,715, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,333	$ 19
Class T	.25%	.25%	6,048	-
Class B	.75%	.25%	3,332	2,499
Class C	.75%	.25%	13,705	2,118
			$ 32,418	$ 4,636

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,499
Class T	532
Class B*	1,095
Class C*	14
$ 5,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,852.34
Class T	4,327.36
Class B	1,154.35
Class C	4,749.35
International Real Estate	621,155.35
Institutional Class	2,919.34
	$ 647,156

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29,725.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74,138 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 58,598	$ -
Class T	19,755	-
Class B	3,225	-
Class C	14,423	-
International Real Estate	3,124,785	-
Institutional Class	15,018	-
Total	$ 3,235,804	$ -
From net realized gain
Class A	$ 101,910	$ -
Class T	37,040	-
Class B	9,214	-
Class C	39,337	-
International Real Estate	4,807,363	-
Institutional Class	23,105	-
Total	$ 5,017,969	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	216,332	276,074	$ 1,875,950	$ 2,073,370
Reinvestment of distributions	15,947	-	134,590	-
Shares redeemed	(151,282)	(395,339)	(1,317,902)	(2,671,924)
Net increase (decrease)	80,997	(119,265)	$ 692,638	$ (598,554)
Class T
Shares sold	86,341	127,919	$ 760,075	$ 986,052
Reinvestment of distributions	6,259	-	52,641	-
Shares redeemed	(26,443)	(586,866)	(228,003)	(4,132,628)
Net increase (decrease)	66,157	(458,947)	$ 584,713	$ (3,146,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	11,790	23,179	$ 100,980	$ 177,395
Reinvestment of distributions	1,355	-	11,297	-
Shares redeemed	(9,315)	(36,555)	(80,290)	(251,823)
Net increase (decrease)	3,830	(13,376)	$ 31,987	$ (74,428)
Class C
Shares sold	47,069	103,043	$ 403,399	$ 772,724
Reinvestment of distributions	5,842	-	48,663	-
Shares redeemed	(36,632)	(124,838)	(315,695)	(872,457)
Net increase (decrease)	16,279	(21,795)	$ 136,367	$ (99,733)
International Real Estate
Shares sold	5,870,073	11,251,723	$ 51,484,466	$ 83,151,001
Reinvestment of distributions	875,458	-	7,441,392	-
Shares redeemed	(7,283,331)	(24,377,998)	(63,963,037)	(173,652,133)
Net increase (decrease)	(537,800)	(13,126,275)	$ (5,037,179)	$ (90,501,132)
Institutional Class
Shares sold	25,540	83,584	$ 223,977	$ 621,361
Reinvestment of distributions	4,247	-	36,016	-
Shares redeemed	(25,932)	(198,948)	(228,506)	(1,465,893)
Net increase (decrease)	3,855	(115,364)	$ 31,487	$ (844,532)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IRE-USAN-0310
1.801329.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,011.20	$ 7.40
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class T	1.72%
Actual		$ 1,000.00	$ 1,009.40	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.21%
Actual		$ 1,000.00	$ 1,008.20	$ 11.19
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
Class C	2.21%
Actual		$ 1,000.00	$ 1,007.10	$ 11.18
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
International Real Estate	1.21%
Actual		$ 1,000.00	$ 1,013.40	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,012.20	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.9	10.7
Westfield Group unit	7.9	6.5
Unibail-Rodamco	6.5	4.5
Mitsui Fudosan Co. Ltd.	4.6	6.2
Mitsubishi Estate Co. Ltd.	4.4	4.7
Henderson Land Development Co. Ltd.	3.5	4.0
British Land Co. PLC	3.4	3.7
Hongkong Land Holdings Ltd.	3.2	3.4
China Overseas Land & Investment Ltd.	3.0	4.6
Hang Lung Properties Ltd.	3.0	3.7
	47.4
Top Five Countries as of January 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	26.4	30.5
Japan	17.7	21.2
Australia	16.1	11.4
United Kingdom	9.8	9.9
France	9.5	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.3	18.7
REITs - Office Buildings	10.4	9.1
REITs - Industrial Buildings	5.6	4.9
REITs - Shopping Centers	4.6	5.8
REITs - Apartments	0.0	0.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Investment Companies 95.9%		Stocks and Investment Companies 96.6%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	95.9%	** Foreign investments	96.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 16.1%
CFS Retail Property Trust	1,926,244	$ 3,185,136
Charter Hall Group unit	1,680,000	980,456
DEXUS Property Group unit	6,581,610	4,830,425
Goodman Group unit	7,436,450	3,846,773
ING Industrial Fund	3,398,481	1,352,298
Macquarie Office Trust	6,640,000	1,732,069
Stockland Corp. Ltd. unit	2,580,748	8,511,959
The GPT Group unit	7,250,000	3,654,163
Westfield Group unit	2,414,032	26,981,443
TOTAL AUSTRALIA		55,074,722
Austria - 0.5%
CA Immobilien Anlagen AG (a)	154,983	1,635,352
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC	967,400	1,489,451
Cayman Islands - 1.9%
Agile Property Holdings Ltd.	1,960,000	2,476,523
IFM Investments Ltd. ADR (a)	25,200	180,936
Shimao Property Holdings Ltd.	2,535,000	3,918,109
TOTAL CAYMAN ISLANDS		6,575,568
China - 1.8%
China Resources Land Ltd.	3,473,000	6,298,320
Finland - 1.0%
Citycon Oyj	873,403	3,481,973
France - 9.5%
Fonciere Des Regions	40,100	3,984,911
Fonciere Des Regions warrants 12/31/10 (a)	40,100	30,916
Klepierre SA	120,000	4,470,163
Societe de la Tour Eiffel	22,900	1,613,563
Unibail-Rodamco	103,567	22,440,312
TOTAL FRANCE		32,539,865
Germany - 0.9%
alstria office REIT-AG	127,206	1,428,187
Deutsche Wohnen AG (a)	153,100	1,551,549
TOTAL GERMANY		2,979,736
Greece - 0.1%
Babis Vovos International Technical SA (a)	86,000	466,080
Hong Kong - 26.4%
China Overseas Land & Investment Ltd.	5,731,680	10,276,339
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	2,964,000	$ 10,116,758
Henderson Land Development Co. Ltd.	1,920,000	12,154,638
Hongkong Land Holdings Ltd.	2,375,000	11,138,750
Link (REIT)	3,080,915	7,428,529
New World Development Co. Ltd.	2,849,000	4,696,991
Sun Hung Kai Properties Ltd.	2,102,000	27,155,070
Wharf Holdings Ltd.	1,502,000	7,467,488
TOTAL HONG KONG		90,434,563
Japan - 17.7%
Japan Prime Realty Investment Corp.	603	1,158,973
Japan Real Estate Investment Corp.	392	3,287,294
Japan Retail Fund Investment Corp.	524	2,438,019
Kenedix Realty Investment Corp.	730	2,070,234
Kenedix, Inc. (a)	1,428	442,463
Mitsubishi Estate Co. Ltd.	921,000	14,977,600
Mitsui Fudosan Co. Ltd.	920,000	15,644,178
Nippon Building Fund, Inc.	518	4,579,196
Nomura Real Estate Office Fund, Inc.	539	3,116,849
ORIX JREIT, Inc.	626	3,085,964
Sumitomo Realty & Development Co. Ltd.	561,000	10,011,864
TOTAL JAPAN		60,812,634
Netherlands - 2.2%
Corio NV	109,111	6,697,050
Eurocommercial (Certificaten Van Aandelen) unit	22,957	895,999
TOTAL NETHERLANDS		7,593,049
Norway - 0.6%
Norwegian Property ASA (a)	966,000	2,181,953
Singapore - 5.5%
Allgreen Properties Ltd.	2,270,000	1,888,640
Ascendas Real Estate Investment Trust (A-REIT)	2,016,193	2,781,450
CapitaCommercial Trust (REIT)	6,582,000	4,961,365
CapitaLand Ltd.	2,018,900	5,541,656
CapitaMall Trust	1,115,000	1,339,982
Keppel Land Ltd.	1,020,000	2,379,093
TOTAL SINGAPORE		18,892,186
Sweden - 1.1%
Castellum AB	409,000	3,694,524
Common Stocks - continued
	Shares	Value
United Kingdom - 9.8%
Big Yellow Group PLC (a)(c)	222,800	$ 1,115,004
British Land Co. PLC	1,694,428	11,757,170
Great Portland Estates PLC	897,454	4,008,736
Hammerson PLC	534,799	3,213,039
Land Securities Group PLC	510,902	5,185,441
Segro PLC	994,200	4,938,151
Unite Group PLC (a)	752,650	3,447,752
TOTAL UNITED KINGDOM		33,665,293
TOTAL COMMON STOCKS (Cost $384,899,846)		327,815,269
Investment Companies - 0.4%

Luxembourg - 0.4%
ProLogis European Properties Fund (a) (Cost $1,112,353)	185,200	1,190,048
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (d)	13,618,637	13,618,637
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	590,150	590,150
TOTAL MONEY MARKET FUNDS (Cost $14,208,787)		14,208,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $400,220,986)		343,214,104
NET OTHER ASSETS - 0.0%		(111,780)
NET ASSETS - 100%		$ 343,102,324
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,254
Fidelity Securities Lending Cash Central Fund	29,725
Total	$ 38,979
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 90,434,563	$ 90,434,563	$ -	$ -
Japan	60,812,634	60,812,634	-	-
Australia	55,074,722	55,074,722	-	-
United Kingdom	33,665,293	-	33,665,293	-
France	32,539,865	-	32,539,865	-
Singapore	18,892,186	18,892,186	-	-
Netherlands	7,593,049	-	7,593,049	-
Cayman Islands	6,575,568	6,575,568	-	-
China	6,298,320	6,298,320	-	-
Other	15,929,069	-	15,929,069	-
Investment Companies	1,190,048	-	1,190,048	-
Money Market Funds	14,208,787	14,208,787	-	-
Total Investments in Securities:	$ 343,214,104	$ 252,296,780	$ 90,917,324	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $159,443,097 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $142,053,103 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $541,607) - See accompanying schedule: Unaffiliated issuers (cost $386,012,199)	$ 329,005,317
Fidelity Central Funds (cost $14,208,787)	14,208,787
Total Investments (cost $400,220,986)		$ 343,214,104
Cash		12,356
Foreign currency held at value (cost $2,461)		2,389
Receivable for investments sold		216,904
Receivable for fund shares sold		266,644
Dividends receivable		1,261,338
Distributions receivable from Fidelity Central Funds		2,511
Prepaid expenses		1,406
Other receivables		302,950
Total assets		345,280,602

Liabilities
Payable for investments purchased	$ 518,170
Payable for fund shares redeemed	639,379
Accrued management fee	215,390
Distribution fees payable	5,635
Other affiliated payables	122,277
Other payables and accrued expenses	87,277
Collateral on securities loaned, at value	590,150
Total liabilities		2,178,278

Net Assets		$ 343,102,324
Net Assets consist of:
Paid in capital		$ 696,668,528
Distributions in excess of net investment income		(203,323)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(296,322,091)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,040,790)
Net Assets		$ 343,102,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,335,372 ÷ 899,875 shares)	$ 8.15

Maximum offering price per share (100/94.25 of $8.15)	$ 8.65
Class T: Net Asset Value and redemption price per share ($2,593,504 ÷ 319,664 shares)	$ 8.11

Maximum offering price per share (100/96.50 of $8.11)	$ 8.40
Class B: Net Asset Value and offering price per share ($630,154 ÷ 78,317 shares) A	$ 8.05

Class C: Net Asset Value and offering price per share ($2,598,082 ÷ 323,397 shares) A	$ 8.03

International Real Estate: Net Asset Value, offering price and redemption price per share ($328,330,163 ÷ 39,992,434 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,615,049 ÷ 197,120 shares)	$ 8.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,429,061
Income from Fidelity Central Funds		38,979
		5,468,040
Less foreign taxes withheld		(218,746)
Total income		5,249,294

Expenses
Management fee	$ 1,324,496
Transfer agent fees	647,156
Distribution fees	32,418
Accounting and security lending fees	97,947
Custodian fees and expenses	102,364
Independent trustees' compensation	1,104
Registration fees	41,823
Audit	39,337
Legal	867
Miscellaneous	3,492
Total expenses before reductions	2,291,004
Expense reductions	(74,191)	2,216,813
Net investment income (loss)		3,032,481
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $36,571)	18,461,359
Foreign currency transactions	43,336
Total net realized gain (loss)		18,504,695
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,863)	(16,289,857)
Assets and liabilities in foreign currencies	(40,613)
Total change in net unrealized appreciation (depreciation)		(16,330,470)
Net gain (loss)		2,174,225
Net increase (decrease) in net assets resulting from operations		$ 5,206,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,032,481	$ 9,003,508
Net realized gain (loss)	18,504,695	(205,492,245)
Change in net unrealized appreciation (depreciation)	(16,330,470)	43,065,853
Net increase (decrease) in net assets resulting from operations	5,206,706	(153,422,884)
Distributions to shareholders from net investment income	(3,235,804)	-
Distributions to shareholders from net realized gain	(5,017,969)	-
Total distributions	(8,253,773)	-
Share transactions - net increase (decrease)	(3,559,987)	(95,264,955)
Redemption fees	56,260	117,919
Total increase (decrease) in net assets	(6,550,794)	(248,569,920)

Net Assets
Beginning of period	349,653,118	598,223,038
End of period (including distributions in excess of net investment income of $203,323 and $0, respectively)	$ 343,102,324	$ 349,653,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.11
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.10	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.07)	-	(.31)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	1.12%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.46% A	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.46% A	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.42% A	1.42%	1.35%	1.26% A
Net investment income (loss)	1.39% A	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,335	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.17	.17	.10
Net realized and unrealized gain (loss)	.03	(2.58)	(3.48)	(1.87)
Total from investment operations	.08	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.06)	-	(.28)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.11	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	.94%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.72% A	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.68% A	1.68%	1.60%	1.51% A
Net investment income (loss)	1.13% A	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,594	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.07	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.23)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.05	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	.82%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.01% A
Net investment income (loss)	.64% A	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.03	(2.57)	(3.48)	(1.87)
Total from investment operations	.06	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.24)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.03	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	.71%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.00% A
Net investment income (loss)	.64% A	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,598	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.31	.30	.23
Net realized and unrealized gain (loss)	.05	(2.59)	(3.50)	2.35	2.93	1.91
Total from investment operations	.12	(2.39)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	(.08)	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(.12)	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(.20)	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.01	.01
Net asset value, end of period	$ 8.21	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	1.34%	(22.38)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21%A	1.19%	1.11%	1.07%	1.12%	1.29%A
Expenses net of fee waivers, if any	1.21%A	1.19%	1.10%	1.06%	1.12%	1.29%A
Expenses net of all reductions	1.17%A	1.16%	1.07%	.96%	.91%	1.27%A
Net investment income (loss)	1.64%A	2.81%	1.86%	1.86%	2.23%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,330	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	58%A	55%	63%	144%	234%	36%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.07	.20	.24	.12
Net realized and unrealized gain (loss)	.04	(2.58)	(3.49)	(1.86)
Total from investment operations	.11	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.08)	-	(.33)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 8.19	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	1.22%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.21% A	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.17% A	1.17%	1.10%	.97% A
Net investment income (loss)	1.65% A	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,615	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,514,009
Gross unrealized depreciation	(74,275,863)
Net unrealized appreciation (depreciation)	$ (58,761,854)

Tax cost	$ 401,975,958

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,854,563 and $113,800,715, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,333	$ 19
Class T	.25%	.25%	6,048	-
Class B	.75%	.25%	3,332	2,499
Class C	.75%	.25%	13,705	2,118
			$ 32,418	$ 4,636

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,499
Class T	532
Class B*	1,095
Class C*	14
$ 5,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,852.34
Class T	4,327.36
Class B	1,154.35
Class C	4,749.35
International Real Estate	621,155.35
Institutional Class	2,919.34
	$ 647,156

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29,725.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74,138 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 58,598	$ -
Class T	19,755	-
Class B	3,225	-
Class C	14,423	-
International Real Estate	3,124,785	-
Institutional Class	15,018	-
Total	$ 3,235,804	$ -
From net realized gain
Class A	$ 101,910	$ -
Class T	37,040	-
Class B	9,214	-
Class C	39,337	-
International Real Estate	4,807,363	-
Institutional Class	23,105	-
Total	$ 5,017,969	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	216,332	276,074	$ 1,875,950	$ 2,073,370
Reinvestment of distributions	15,947	-	134,590	-
Shares redeemed	(151,282)	(395,339)	(1,317,902)	(2,671,924)
Net increase (decrease)	80,997	(119,265)	$ 692,638	$ (598,554)
Class T
Shares sold	86,341	127,919	$ 760,075	$ 986,052
Reinvestment of distributions	6,259	-	52,641	-
Shares redeemed	(26,443)	(586,866)	(228,003)	(4,132,628)
Net increase (decrease)	66,157	(458,947)	$ 584,713	$ (3,146,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	11,790	23,179	$ 100,980	$ 177,395
Reinvestment of distributions	1,355	-	11,297	-
Shares redeemed	(9,315)	(36,555)	(80,290)	(251,823)
Net increase (decrease)	3,830	(13,376)	$ 31,987	$ (74,428)
Class C
Shares sold	47,069	103,043	$ 403,399	$ 772,724
Reinvestment of distributions	5,842	-	48,663	-
Shares redeemed	(36,632)	(124,838)	(315,695)	(872,457)
Net increase (decrease)	16,279	(21,795)	$ 136,367	$ (99,733)
International Real Estate
Shares sold	5,870,073	11,251,723	$ 51,484,466	$ 83,151,001
Reinvestment of distributions	875,458	-	7,441,392	-
Shares redeemed	(7,283,331)	(24,377,998)	(63,963,037)	(173,652,133)
Net increase (decrease)	(537,800)	(13,126,275)	$ (5,037,179)	$ (90,501,132)
Institutional Class
Shares sold	25,540	83,584	$ 223,977	$ 621,361
Reinvestment of distributions	4,247	-	36,016	-
Shares redeemed	(25,932)	(198,948)	(228,506)	(1,465,893)
Net increase (decrease)	3,855	(115,364)	$ 31,487	$ (844,532)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIRE-USAN-0310
1.843181.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,011.20	$ 7.40
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class T	1.72%
Actual		$ 1,000.00	$ 1,009.40	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.21%
Actual		$ 1,000.00	$ 1,008.20	$ 11.19
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
Class C	2.21%
Actual		$ 1,000.00	$ 1,007.10	$ 11.18
Hypothetical A		$ 1,000.00	$ 1,014.06	$ 11.22
International Real Estate	1.21%
Actual		$ 1,000.00	$ 1,013.40	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.21%
Actual		$ 1,000.00	$ 1,012.20	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.11	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.9	10.7
Westfield Group unit	7.9	6.5
Unibail-Rodamco	6.5	4.5
Mitsui Fudosan Co. Ltd.	4.6	6.2
Mitsubishi Estate Co. Ltd.	4.4	4.7
Henderson Land Development Co. Ltd.	3.5	4.0
British Land Co. PLC	3.4	3.7
Hongkong Land Holdings Ltd.	3.2	3.4
China Overseas Land & Investment Ltd.	3.0	4.6
Hang Lung Properties Ltd.	3.0	3.7
	47.4
Top Five Countries as of January 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	26.4	30.5
Japan	17.7	21.2
Australia	16.1	11.4
United Kingdom	9.8	9.9
France	9.5	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.3	18.7
REITs - Office Buildings	10.4	9.1
REITs - Industrial Buildings	5.6	4.9
REITs - Shopping Centers	4.6	5.8
REITs - Apartments	0.0	0.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Investment Companies 95.9%		Stocks and Investment Companies 96.6%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	95.9%	** Foreign investments	96.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 16.1%
CFS Retail Property Trust	1,926,244	$ 3,185,136
Charter Hall Group unit	1,680,000	980,456
DEXUS Property Group unit	6,581,610	4,830,425
Goodman Group unit	7,436,450	3,846,773
ING Industrial Fund	3,398,481	1,352,298
Macquarie Office Trust	6,640,000	1,732,069
Stockland Corp. Ltd. unit	2,580,748	8,511,959
The GPT Group unit	7,250,000	3,654,163
Westfield Group unit	2,414,032	26,981,443
TOTAL AUSTRALIA		55,074,722
Austria - 0.5%
CA Immobilien Anlagen AG (a)	154,983	1,635,352
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC	967,400	1,489,451
Cayman Islands - 1.9%
Agile Property Holdings Ltd.	1,960,000	2,476,523
IFM Investments Ltd. ADR (a)	25,200	180,936
Shimao Property Holdings Ltd.	2,535,000	3,918,109
TOTAL CAYMAN ISLANDS		6,575,568
China - 1.8%
China Resources Land Ltd.	3,473,000	6,298,320
Finland - 1.0%
Citycon Oyj	873,403	3,481,973
France - 9.5%
Fonciere Des Regions	40,100	3,984,911
Fonciere Des Regions warrants 12/31/10 (a)	40,100	30,916
Klepierre SA	120,000	4,470,163
Societe de la Tour Eiffel	22,900	1,613,563
Unibail-Rodamco	103,567	22,440,312
TOTAL FRANCE		32,539,865
Germany - 0.9%
alstria office REIT-AG	127,206	1,428,187
Deutsche Wohnen AG (a)	153,100	1,551,549
TOTAL GERMANY		2,979,736
Greece - 0.1%
Babis Vovos International Technical SA (a)	86,000	466,080
Hong Kong - 26.4%
China Overseas Land & Investment Ltd.	5,731,680	10,276,339
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	2,964,000	$ 10,116,758
Henderson Land Development Co. Ltd.	1,920,000	12,154,638
Hongkong Land Holdings Ltd.	2,375,000	11,138,750
Link (REIT)	3,080,915	7,428,529
New World Development Co. Ltd.	2,849,000	4,696,991
Sun Hung Kai Properties Ltd.	2,102,000	27,155,070
Wharf Holdings Ltd.	1,502,000	7,467,488
TOTAL HONG KONG		90,434,563
Japan - 17.7%
Japan Prime Realty Investment Corp.	603	1,158,973
Japan Real Estate Investment Corp.	392	3,287,294
Japan Retail Fund Investment Corp.	524	2,438,019
Kenedix Realty Investment Corp.	730	2,070,234
Kenedix, Inc. (a)	1,428	442,463
Mitsubishi Estate Co. Ltd.	921,000	14,977,600
Mitsui Fudosan Co. Ltd.	920,000	15,644,178
Nippon Building Fund, Inc.	518	4,579,196
Nomura Real Estate Office Fund, Inc.	539	3,116,849
ORIX JREIT, Inc.	626	3,085,964
Sumitomo Realty & Development Co. Ltd.	561,000	10,011,864
TOTAL JAPAN		60,812,634
Netherlands - 2.2%
Corio NV	109,111	6,697,050
Eurocommercial (Certificaten Van Aandelen) unit	22,957	895,999
TOTAL NETHERLANDS		7,593,049
Norway - 0.6%
Norwegian Property ASA (a)	966,000	2,181,953
Singapore - 5.5%
Allgreen Properties Ltd.	2,270,000	1,888,640
Ascendas Real Estate Investment Trust (A-REIT)	2,016,193	2,781,450
CapitaCommercial Trust (REIT)	6,582,000	4,961,365
CapitaLand Ltd.	2,018,900	5,541,656
CapitaMall Trust	1,115,000	1,339,982
Keppel Land Ltd.	1,020,000	2,379,093
TOTAL SINGAPORE		18,892,186
Sweden - 1.1%
Castellum AB	409,000	3,694,524
Common Stocks - continued
	Shares	Value
United Kingdom - 9.8%
Big Yellow Group PLC (a)(c)	222,800	$ 1,115,004
British Land Co. PLC	1,694,428	11,757,170
Great Portland Estates PLC	897,454	4,008,736
Hammerson PLC	534,799	3,213,039
Land Securities Group PLC	510,902	5,185,441
Segro PLC	994,200	4,938,151
Unite Group PLC (a)	752,650	3,447,752
TOTAL UNITED KINGDOM		33,665,293
TOTAL COMMON STOCKS (Cost $384,899,846)		327,815,269
Investment Companies - 0.4%

Luxembourg - 0.4%
ProLogis European Properties Fund (a) (Cost $1,112,353)	185,200	1,190,048
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (d)	13,618,637	13,618,637
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	590,150	590,150
TOTAL MONEY MARKET FUNDS (Cost $14,208,787)		14,208,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $400,220,986)		343,214,104
NET OTHER ASSETS - 0.0%		(111,780)
NET ASSETS - 100%		$ 343,102,324
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,254
Fidelity Securities Lending Cash Central Fund	29,725
Total	$ 38,979
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 90,434,563	$ 90,434,563	$ -	$ -
Japan	60,812,634	60,812,634	-	-
Australia	55,074,722	55,074,722	-	-
United Kingdom	33,665,293	-	33,665,293	-
France	32,539,865	-	32,539,865	-
Singapore	18,892,186	18,892,186	-	-
Netherlands	7,593,049	-	7,593,049	-
Cayman Islands	6,575,568	6,575,568	-	-
China	6,298,320	6,298,320	-	-
Other	15,929,069	-	15,929,069	-
Investment Companies	1,190,048	-	1,190,048	-
Money Market Funds	14,208,787	14,208,787	-	-
Total Investments in Securities:	$ 343,214,104	$ 252,296,780	$ 90,917,324	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $159,443,097 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $142,053,103 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $541,607) - See accompanying schedule: Unaffiliated issuers (cost $386,012,199)	$ 329,005,317
Fidelity Central Funds (cost $14,208,787)	14,208,787
Total Investments (cost $400,220,986)		$ 343,214,104
Cash		12,356
Foreign currency held at value (cost $2,461)		2,389
Receivable for investments sold		216,904
Receivable for fund shares sold		266,644
Dividends receivable		1,261,338
Distributions receivable from Fidelity Central Funds		2,511
Prepaid expenses		1,406
Other receivables		302,950
Total assets		345,280,602

Liabilities
Payable for investments purchased	$ 518,170
Payable for fund shares redeemed	639,379
Accrued management fee	215,390
Distribution fees payable	5,635
Other affiliated payables	122,277
Other payables and accrued expenses	87,277
Collateral on securities loaned, at value	590,150
Total liabilities		2,178,278

Net Assets		$ 343,102,324
Net Assets consist of:
Paid in capital		$ 696,668,528
Distributions in excess of net investment income		(203,323)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(296,322,091)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,040,790)
Net Assets		$ 343,102,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,335,372 ÷ 899,875 shares)	$ 8.15

Maximum offering price per share (100/94.25 of $8.15)	$ 8.65
Class T: Net Asset Value and redemption price per share ($2,593,504 ÷ 319,664 shares)	$ 8.11

Maximum offering price per share (100/96.50 of $8.11)	$ 8.40
Class B: Net Asset Value and offering price per share ($630,154 ÷ 78,317 shares) A	$ 8.05

Class C: Net Asset Value and offering price per share ($2,598,082 ÷ 323,397 shares) A	$ 8.03

International Real Estate: Net Asset Value, offering price and redemption price per share ($328,330,163 ÷ 39,992,434 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,615,049 ÷ 197,120 shares)	$ 8.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,429,061
Income from Fidelity Central Funds		38,979
		5,468,040
Less foreign taxes withheld		(218,746)
Total income		5,249,294

Expenses
Management fee	$ 1,324,496
Transfer agent fees	647,156
Distribution fees	32,418
Accounting and security lending fees	97,947
Custodian fees and expenses	102,364
Independent trustees' compensation	1,104
Registration fees	41,823
Audit	39,337
Legal	867
Miscellaneous	3,492
Total expenses before reductions	2,291,004
Expense reductions	(74,191)	2,216,813
Net investment income (loss)		3,032,481
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $36,571)	18,461,359
Foreign currency transactions	43,336
Total net realized gain (loss)		18,504,695
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,863)	(16,289,857)
Assets and liabilities in foreign currencies	(40,613)
Total change in net unrealized appreciation (depreciation)		(16,330,470)
Net gain (loss)		2,174,225
Net increase (decrease) in net assets resulting from operations		$ 5,206,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,032,481	$ 9,003,508
Net realized gain (loss)	18,504,695	(205,492,245)
Change in net unrealized appreciation (depreciation)	(16,330,470)	43,065,853
Net increase (decrease) in net assets resulting from operations	5,206,706	(153,422,884)
Distributions to shareholders from net investment income	(3,235,804)	-
Distributions to shareholders from net realized gain	(5,017,969)	-
Total distributions	(8,253,773)	-
Share transactions - net increase (decrease)	(3,559,987)	(95,264,955)
Redemption fees	56,260	117,919
Total increase (decrease) in net assets	(6,550,794)	(248,569,920)

Net Assets
Beginning of period	349,653,118	598,223,038
End of period (including distributions in excess of net investment income of $203,323 and $0, respectively)	$ 343,102,324	$ 349,653,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.18	.20	.11
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.10	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.07)	-	(.31)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	1.12%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.46% A	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.46% A	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.42% A	1.42%	1.35%	1.26% A
Net investment income (loss)	1.39% A	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,335	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.17	.17	.10
Net realized and unrealized gain (loss)	.03	(2.58)	(3.48)	(1.87)
Total from investment operations	.08	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.06)	-	(.28)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.11	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	.94%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.72% A	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.72% A	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.68% A	1.68%	1.60%	1.51% A
Net investment income (loss)	1.13% A	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,594	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.04	(2.57)	(3.48)	(1.87)
Total from investment operations	.07	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.23)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.05	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	.82%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.01% A
Net investment income (loss)	.64% A	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 630	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.07
Net realized and unrealized gain (loss)	.03	(2.57)	(3.48)	(1.87)
Total from investment operations	.06	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.04)	-	(.24)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 8.03	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	.71%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.21% A	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.21% A	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.17% A	2.17%	2.11%	2.00% A
Net investment income (loss)	.64% A	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,598	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.20	.25	.31	.30	.23
Net realized and unrealized gain (loss)	.05	(2.59)	(3.50)	2.35	2.93	1.91
Total from investment operations	.12	(2.39)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	(.08)	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(.12)	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(.20)	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.01	.01
Net asset value, end of period	$ 8.21	$ 8.29	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	1.34%	(22.38)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21%A	1.19%	1.11%	1.07%	1.12%	1.29%A
Expenses net of fee waivers, if any	1.21%A	1.19%	1.10%	1.06%	1.12%	1.29%A
Expenses net of all reductions	1.17%A	1.16%	1.07%	.96%	.91%	1.27%A
Net investment income (loss)	1.64%A	2.81%	1.86%	1.86%	2.23%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,330	$ 336,126	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	58%A	55%	63%	144%	234%	36%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.07	.20	.24	.12
Net realized and unrealized gain (loss)	.04	(2.58)	(3.49)	(1.86)
Total from investment operations	.11	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.08)	-	(.33)	-
Distributions from net realized gain	(.12)	-	(1.50)	-
Total distributions	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 8.19	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	1.22%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.21% A	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.21% A	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.17% A	1.17%	1.10%	.97% A
Net investment income (loss)	1.65% A	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,615	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	58% A	55%	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,514,009
Gross unrealized depreciation	(74,275,863)
Net unrealized appreciation (depreciation)	$ (58,761,854)

Tax cost	$ 401,975,958

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,854,563 and $113,800,715, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,333	$ 19
Class T	.25%	.25%	6,048	-
Class B	.75%	.25%	3,332	2,499
Class C	.75%	.25%	13,705	2,118
			$ 32,418	$ 4,636

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,499
Class T	532
Class B*	1,095
Class C*	14
$ 5,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,852.34
Class T	4,327.36
Class B	1,154.35
Class C	4,749.35
International Real Estate	621,155.35
Institutional Class	2,919.34
	$ 647,156

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $727 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29,725.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $74,138 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 58,598	$ -
Class T	19,755	-
Class B	3,225	-
Class C	14,423	-
International Real Estate	3,124,785	-
Institutional Class	15,018	-
Total	$ 3,235,804	$ -
From net realized gain
Class A	$ 101,910	$ -
Class T	37,040	-
Class B	9,214	-
Class C	39,337	-
International Real Estate	4,807,363	-
Institutional Class	23,105	-
Total	$ 5,017,969	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	216,332	276,074	$ 1,875,950	$ 2,073,370
Reinvestment of distributions	15,947	-	134,590	-
Shares redeemed	(151,282)	(395,339)	(1,317,902)	(2,671,924)
Net increase (decrease)	80,997	(119,265)	$ 692,638	$ (598,554)
Class T
Shares sold	86,341	127,919	$ 760,075	$ 986,052
Reinvestment of distributions	6,259	-	52,641	-
Shares redeemed	(26,443)	(586,866)	(228,003)	(4,132,628)
Net increase (decrease)	66,157	(458,947)	$ 584,713	$ (3,146,576)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	11,790	23,179	$ 100,980	$ 177,395
Reinvestment of distributions	1,355	-	11,297	-
Shares redeemed	(9,315)	(36,555)	(80,290)	(251,823)
Net increase (decrease)	3,830	(13,376)	$ 31,987	$ (74,428)
Class C
Shares sold	47,069	103,043	$ 403,399	$ 772,724
Reinvestment of distributions	5,842	-	48,663	-
Shares redeemed	(36,632)	(124,838)	(315,695)	(872,457)
Net increase (decrease)	16,279	(21,795)	$ 136,367	$ (99,733)
International Real Estate
Shares sold	5,870,073	11,251,723	$ 51,484,466	$ 83,151,001
Reinvestment of distributions	875,458	-	7,441,392	-
Shares redeemed	(7,283,331)	(24,377,998)	(63,963,037)	(173,652,133)
Net increase (decrease)	(537,800)	(13,126,275)	$ (5,037,179)	$ (90,501,132)
Institutional Class
Shares sold	25,540	83,584	$ 223,977	$ 621,361
Reinvestment of distributions	4,247	-	36,016	-
Shares redeemed	(25,932)	(198,948)	(228,506)	(1,465,893)
Net increase (decrease)	3,855	(115,364)	$ 31,487	$ (844,532)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIREI-USAN-0310
1.843174.102

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Leveraged Company Stock	.90%
Actual		$ 1,000.00	$ 1,147.70	$ 4.87
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58
Class K	.70%
Actual		$ 1,000.00	$ 1,149.20	$ 3.79
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	3.8	4.2
Service Corp. International	3.2	2.8
AES Corp.	3.1	3.5
Celanese Corp. Class A	2.9	3.0
Peabody Energy Corp.	2.8	2.4
Tenet Healthcare Corp.	2.8	2.6
PNC Financial Services Group, Inc.	2.7	2.1
El Paso Corp.	2.6	3.3
Owens Corning	2.2	2.3
KeyCorp	2.0	1.8
	28.1
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.4	15.3
Energy	14.5	15.4
Consumer Discretionary	13.8	11.6
Financials	12.7	13.1
Information Technology	11.2	11.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 92.9%		Stocks 88.5%
	Bonds 2.9%		Bonds 5.4%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Other Investments 2.0%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	5.9%	** Foreign investments	6.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.9%
Johnson Controls, Inc.	548,300	$ 15,259
The Goodyear Tire & Rubber Co. (a)	564,063	7,525
TRW Automotive Holdings Corp. (a)	430,300	9,910
WABCO Holdings, Inc.	211,533	5,468
		38,162
Automobiles - 0.2%
Daimler AG	209,400	9,593
Diversified Consumer Services - 3.6%
Brinks Home Security Holdings, Inc. (a)	244,500	10,025
Carriage Services, Inc. (a)	266,200	1,025
Service Corp. International (f)	17,967,393	137,810
Stewart Enterprises, Inc. Class A	1,515,242	7,682
		156,542
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	198,560	7,877
Burger King Holdings, Inc.	108,900	1,899
Domino's Pizza, Inc. (a)	942,184	10,647
Las Vegas Sands Corp. (a)(e)	995,011	15,423
Penn National Gaming, Inc. (a)	537,836	14,511
The Steak n Shake Co. (a)	32,970	10,591
Wendy's/Arby's Group, Inc.	546,800	2,521
		63,469
Household Durables - 2.7%
Black & Decker Corp.	331,700	21,448
Harman International Industries, Inc.	1,005,606	35,749
Lennar Corp. Class A	983,400	15,105
Newell Rubbermaid, Inc.	3,304,500	44,842
		117,144
Leisure Equipment & Products - 0.4%
Callaway Golf Co. (e)	2,514,010	18,755
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	541,324	13,880
Cinemark Holdings, Inc.	1,554,497	22,043
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	3,153,000	$ 49,912
Gray Television, Inc. (a)(f)	2,401,344	4,755
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	5,178
		95,768
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. (a)	385,122	4,263
Gamestop Corp. Class A (a)(e)	544,600	10,767
Sally Beauty Holdings, Inc. (a)	300,000	2,502
The Pep Boys - Manny, Moe & Jack	996,671	8,322
		25,854
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	314,020	10,953
Deckers Outdoor Corp. (a)	54,423	5,343
Hanesbrands, Inc. (a)	562,400	12,918
		29,214
TOTAL CONSUMER DISCRETIONARY		554,501
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)(e)	16,497,982	22,437
Safeway, Inc.	310,100	6,962
SUPERVALU, Inc.	645,700	9,498
Whole Foods Market, Inc. (a)	335,200	9,124
		48,021
Food Products - 1.1%
Corn Products International, Inc.	281,534	8,001
Darling International, Inc. (a)	2,498,930	19,467
Dean Foods Co. (a)	569,900	10,047
Smithfield Foods, Inc. (a)	559,606	8,428
		45,943
Personal Products - 0.1%
Revlon, Inc. (a)	413,621	6,374
TOTAL CONSUMER STAPLES		100,338
ENERGY - 13.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	218,000	9,871
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco International Ltd. ADR	110,000	$ 4,293
Exterran Holdings, Inc. (a)(e)	1,355,008	27,480
Hercules Offshore, Inc. (a)	1,493,431	5,824
Noble Corp.	524,700	21,156
Oil States International, Inc. (a)	270,700	9,973
Parker Drilling Co. (a)	1,200,000	5,772
Pride International, Inc. (a)	346,100	10,245
Rowan Companies, Inc. (a)	321,100	6,897
Schlumberger Ltd.	109,400	6,943
Schoeller-Bleckmann Oilfield Equipment AG	232,656	12,171
Seahawk Drilling, Inc. (a)	23,073	482
		121,107
Oil, Gas & Consumable Fuels - 11.2%
Alpha Natural Resources, Inc. (a)	725,938	29,480
Arch Coal, Inc.	688,255	14,502
CONSOL Energy, Inc.	327,200	15,251
El Paso Corp.	11,247,076	114,158
Forest Oil Corp. (a)	2,400,286	57,895
Frontier Oil Corp.	1,972,600	24,579
Mariner Energy, Inc. (a)	2,093,338	30,249
Massey Energy Co.	137,500	5,297
Nexen, Inc.	188,000	4,116
Overseas Shipholding Group, Inc. (e)	1,164,192	51,935
Paladin Energy Ltd. (a)	2,042,400	6,574
Peabody Energy Corp.	2,893,208	121,862
Plains Exploration & Production Co. (a)	360,660	12,028
Western Refining, Inc. (a)(e)	560,758	2,563
		490,489
TOTAL ENERGY		611,596
FINANCIALS - 12.4%
Capital Markets - 0.3%
Morgan Stanley	548,900	14,700
Commercial Banks - 8.9%
Huntington Bancshares, Inc.	11,363,080	54,429
KeyCorp	12,378,768	88,880
PNC Financial Services Group, Inc.	2,146,975	119,007
Regions Financial Corp.	2,011,695	12,774
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	2,549,800	$ 62,037
Wells Fargo & Co.	1,871,088	53,195
		390,322
Diversified Financial Services - 2.0%
Bank of America Corp.	5,686,100	86,315
CIT Group, Inc. (a)	72,485	2,306
		88,621
Insurance - 0.6%
Assured Guaranty Ltd.	870,995	19,737
Lincoln National Corp.	327,900	8,060
		27,797
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	1,016,122	10,771
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	851,444	11,690
Washington Mutual, Inc. (a)	5,352,200	1,006
		12,696
TOTAL FINANCIALS		544,907
HEALTH CARE - 6.9%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	698
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.	304,200	19,886
Boston Scientific Corp. (a)	1,062,100	9,166
Hospira, Inc. (a)	578,358	29,288
Inverness Medical Innovations, Inc. (a)	518,708	20,940
		79,280
Health Care Providers & Services - 4.5%
Community Health Systems, Inc. (a)	555,276	18,113
DaVita, Inc. (a)	394,947	23,602
Henry Schein, Inc. (a)	54,400	2,940
Laboratory Corp. of America Holdings (a)	54,600	3,882
RehabCare Group, Inc. (a)	230,000	6,684
Rural/Metro Corp. (a)	834,200	4,605
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	1,642,522	$ 14,356
Tenet Healthcare Corp. (a)	21,982,165	121,781
		195,963
Health Care Technology - 0.5%
Cerner Corp. (a)	276,209	20,895
Pharmaceuticals - 0.1%
Allergan, Inc.	109,700	6,308
TOTAL HEALTH CARE		303,144
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	85,370	6,628
Teledyne Technologies, Inc. (a)	340,694	12,694
		19,322
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	713
Airlines - 2.2%
AirTran Holdings, Inc. (a)	1,779,700	8,578
AMR Corp. (a)	670,630	4,641
Delta Air Lines, Inc. (a)	6,363,193	77,822
UAL Corp. (a)	280,400	3,429
		94,470
Building Products - 3.8%
Armstrong World Industries, Inc. (a)	941,230	34,289
Masco Corp.	2,688,779	36,460
Owens Corning (a)	3,661,683	94,215
Owens Corning warrants 10/31/13 (a)	406,600	915
		165,879
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)(f)	3,858,300	27,857
Deluxe Corp.	1,749,127	32,551
R.R. Donnelley & Sons Co.	450,900	8,937
Republic Services, Inc.	2,031,375	54,421
The Brink's Co.	464,740	10,866
Waste Management, Inc.	599,400	19,211
		153,843
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Fluor Corp.	297,100	$ 13,471
Great Lakes Dredge & Dock Corp.	429,400	2,538
		16,009
Electrical Equipment - 1.8%
Baldor Electric Co.	404,900	9,993
Belden, Inc.	1,270,366	29,002
EnerSys (a)	253,502	4,941
General Cable Corp. (a)(e)	441,500	12,848
Harbin Electric, Inc. (a)(e)	548,369	9,311
JA Solar Holdings Co. Ltd. ADR (a)(e)	839,500	3,610
Polypore International, Inc. (a)	548,400	7,365
SunPower Corp. Class B (a)	178,606	3,317
		80,387
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	3,684
General Electric Co.	1,103,883	17,750
Textron, Inc.	550,200	10,745
		32,179
Machinery - 2.6%
Accuride Corp. (a)	1,384,197	692
Badger Meter, Inc.	228,561	8,637
Cummins, Inc.	491,100	22,178
Ingersoll-Rand Co. Ltd.	849,600	27,578
Middleby Corp. (a)	665,379	29,982
Mueller Water Products, Inc. Class A	1,367,200	6,166
The Stanley Works	109,000	5,586
Thermadyne Holdings Corp. (a)	64,900	507
Timken Co.	464,948	10,419
		111,745
Marine - 0.6%
Diana Shipping, Inc. (a)	277,900	3,685
Genco Shipping & Trading Ltd. (a)(e)	380,323	7,287
Navios Maritime Holdings, Inc.	2,162,794	13,539
OceanFreight, Inc. (a)(e)	740,600	615
		25,126
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	830,314	8,984
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	109,400	$ 4,689
Hertz Global Holdings, Inc. (a)(e)	2,598,600	26,921
		40,594
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	12,900	137
Houston Wire & Cable Co. (e)	656,176	7,894
		8,031
TOTAL INDUSTRIALS		748,298
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.2%
CommScope, Inc. (a)	403,154	10,970
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	298,600	7,895
Bell Microproducts, Inc. (a)	623,761	2,819
DDi Corp. (a)	295,899	1,276
Flextronics International Ltd. (a)	13,661,463	86,614
Merix Corp. (a)(f)	1,545,123	3,724
TTM Technologies, Inc. (a)	1,402,619	14,517
Viasystems Group, Inc. (a)	775,300	2,326
Viasystems Group, Inc. (a)(j)	625,780	1,877
		121,048
Internet Software & Services - 0.2%
NetEase.com, Inc. sponsored ADR (a)	191,500	6,281
VeriSign, Inc. (a)	194,300	4,451
		10,732
IT Services - 1.5%
Alliance Data Systems Corp. (a)(e)	815,827	48,509
CACI International, Inc. Class A (a)	248,000	11,897
Cognizant Technology Solutions Corp. Class A (a)	56,200	2,454
SAIC, Inc. (a)	236,300	4,331
		67,191
Semiconductors & Semiconductor Equipment - 5.4%
Amkor Technology, Inc. (a)(e)	5,242,218	29,828
Cypress Semiconductor Corp. (a)	651,200	6,545
Fairchild Semiconductor International, Inc. (a)	548,500	4,926
Intel Corp.	693,100	13,446
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	1,645,200	$ 14,346
ON Semiconductor Corp. (a)(f)	23,079,802	166,395
		235,486
Software - 0.1%
Nuance Communications, Inc. (a)	163,600	2,457
TOTAL INFORMATION TECHNOLOGY		447,884
MATERIALS - 10.2%
Chemicals - 7.4%
Albemarle Corp.	1,163,406	41,557
Arch Chemicals, Inc.	344,342	9,628
Celanese Corp. Class A	4,405,700	128,206
Dow Chemical Co.	877,494	23,771
Ferro Corp.	722,400	5,606
FMC Corp.	178,600	9,098
Georgia Gulf Corp. (a)	173,861	2,669
H.B. Fuller Co.	1,582,241	31,676
Nalco Holding Co.	894,300	21,088
Phosphate Holdings, Inc. (a)	307,500	3,690
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	496,600	6,828
W.R. Grace & Co. (a)	1,601,519	38,244
		322,061
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	421,000	11,460
Rock-Tenn Co. Class A	355,202	15,164
		26,624
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	250,500	8,940
Compass Minerals International, Inc.	258,500	16,296
Freeport-McMoRan Copper & Gold, Inc.	521,709	34,793
Ormet Corp. (a)	330,000	1,155
Ormet Corp. (a)(j)	1,075,000	3,763
Teck Resources Ltd. Class B (sub. vtg.) (a)	417,300	13,663
		78,610
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.4%
Domtar Corp. (a)	230,241	$ 11,183
Neenah Paper, Inc.	518,300	7,215
		18,398
TOTAL MATERIALS		445,693
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,000,000	2,780
PAETEC Holding Corp. (a)	2,980,233	9,447
Qwest Communications International, Inc.	4,637,500	19,524
tw telecom, inc. (a)	332,497	5,124
		36,875
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	1,036,011	38,270
Sprint Nextel Corp. (a)	5,692,987	18,673
Syniverse Holdings, Inc. (a)	2,244,438	37,729
		94,672
TOTAL TELECOMMUNICATION SERVICES		131,547
UTILITIES - 4.2%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	13,400
Independent Power Producers & Energy Traders - 3.9%
AES Corp.	10,901,923	137,691
Calpine Corp. (a)	1,995,200	21,847
NRG Energy, Inc. (a)	457,528	11,031
		170,569
TOTAL UTILITIES		183,969
TOTAL COMMON STOCKS (Cost $4,263,768)		4,071,877
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	$ 10,526
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,684
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	944	670
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,354
TOTAL PREFERRED STOCKS (Cost $16,979)		14,880
Nonconvertible Bonds - 2.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.7%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 3,075	815
7.125% 7/15/13 (c)	8,320	2,246
7.2% 1/15/11 (c)	22,980	5,975
8.25% 7/15/23 (c)	25,035	6,947
8.375% 7/15/33 (c)	39,290	11,001
8.8% 3/1/21 (c)	10,765	2,853
		29,837
Hotels, Restaurants & Leisure - 0.1%
Station Casinos, Inc.:
6% 4/1/12 (c)	8,360	1,421
7.75% 8/15/16 (c)	9,380	1,665
		3,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	$ 5,662	$ 4,757
TOTAL CONSUMER DISCRETIONARY		37,680
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	805	753
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Energy Corp.:
7.75% 1/15/32	8,985	8,930
7.8% 8/1/31	1,960	1,931
		10,861
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	13,924	12,949
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	41
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		94
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,730	2,157
NXP BV:
7.875% 10/15/14	4,362	3,882
10% 7/15/13 (g)	1,655	1,721
Viasystems, Inc. 12% 1/15/15 (g)	6,360	6,837
		14,597
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	11,618
6.9% 5/1/19	10,410	9,265
		20,883
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. 7.375% 8/1/15	$ 16,405	$ 14,806
Sprint Nextel Corp. 6% 12/1/16	15,340	13,346
		28,152
TOTAL TELECOMMUNICATION SERVICES		49,035
TOTAL NONCONVERTIBLE BONDS (Cost $84,206)		125,969
Floating Rate Loans - 2.0%

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (h)	1,185	1,119
Tranche DD, term loan 4.76% 5/26/12 (h)	684	647
		1,766
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	10,870	9,348
TOTAL CONSUMER DISCRETIONARY		11,114
INDUSTRIALS - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (h)	17,208	15,014
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (h)	22,598	20,281
12.5% 12/15/14	9,900	10,197
		30,478
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (h)	$ 12,055	$ 8,680
Solutia, Inc. term loan 7.25% 2/28/14 (h)	3,236	3,297
		11,977
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(h)	8,250	6,229
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (h)	10,000	9,013
		15,242
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7315% 10/10/14 (h)	5,736	4,689
TOTAL FLOATING RATE LOANS (Cost $70,164)		88,514
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.17% (i)	93,276,409	93,276
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(i)	144,644,075	144,644
TOTAL MONEY MARKET FUNDS (Cost $237,920)		237,920
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $519)	64,750,000	$ 405
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $4,673,556)	4,539,565
NET OTHER ASSETS - (3.5)%	(152,122)
NET ASSETS - 100%	$ 4,387,443
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,026,000 or 0.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,640,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 225
Fidelity Securities Lending Cash Central Fund	156
Total	$ 381
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 18,636	$ -	$ -	$ -	$ 27,857
Gray Television, Inc.	978	954	-	-	4,755
Merix Corp.	2,766	-	-	-	3,724
ON Semiconductor Corp.	168,477	-	-	-	166,395
Service Corp. International	110,637	3,332	-	1,419	137,810
Tenet Healthcare Corp.	103,351	-	24,404	-	-
Total	$ 404,845	$ 4,286	$ 24,404	$ 1,419	$ 340,541
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 554,501	$ 554,501	$ -	$ -
Consumer Staples	104,022	100,338	-	3,684
Energy	622,122	599,425	22,697	-
Financials	545,577	544,907	670	-
Health Care	303,144	303,144	-	-
Industrials	748,298	748,298	-	-
Information Technology	447,884	443,681	-	4,203
Materials	445,693	445,693	-	-
Telecommunication Services	131,547	131,547	-	-
Utilities	183,969	183,969	-	-
Corporate Bonds	125,969	-	125,875	94
Floating Rate Loans	88,514	-	88,514	-
Money Market Funds	237,920	237,920	-	-
Other	405	-	-	405
Total Investments in Securities:	$ 4,539,565	$ 4,293,423	$ 237,756	$ 8,386
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,534
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,088
Cost of Purchases	3,684
Proceeds of Sales	(5)
Amortization/Accretion	-
Transfers in/out of Level 3	(915)
Ending Balance	$ 8,386
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 2,726

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $297,190,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $858,385,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,484) - See accompanying schedule: Unaffiliated issuers (cost $4,071,350)	$ 3,961,104
Fidelity Central Funds (cost $237,920)	237,920
Other affiliated issuers (cost $364,286)	340,541
Total Investments (cost $4,673,556)		$ 4,539,565
Receivable for investments sold		25,983
Receivable for fund shares sold		3,646
Dividends receivable		1,017
Interest receivable		2,278
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		17
Other receivables		54
Total assets		4,572,598

Liabilities
Payable for investments purchased	$ 28,640
Payable for fund shares redeemed	8,522
Accrued management fee	2,374
Other affiliated payables	945
Other payables and accrued expenses	30
Collateral on securities loaned, at value	144,644
Total liabilities		185,155

Net Assets		$ 4,387,443
Net Assets consist of:
Paid in capital		$ 5,643,960
Undistributed net investment income		7,875
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,130,398)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(133,994)
Net Assets		$ 4,387,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,023,057 ÷ 180,252 shares)	$ 22.32

Class K: Net Asset Value, offering price and redemption price per share ($364,386 ÷ 16,328 shares)	$ 22.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $1,419 earned from other affiliated issuers)		$ 15,981
Interest		13,234
Income from Fidelity Central Funds		381
Total income		29,596

Expenses
Management fee	$ 13,525
Transfer agent fees	5,172
Accounting and security lending fees	627
Custodian fees and expenses	29
Independent trustees' compensation	13
Registration fees	65
Audit	34
Legal	26
Miscellaneous	41
Total expenses before reductions	19,532
Expense reductions	(144)	19,388
Net investment income (loss)		10,208
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,793
Other affiliated issuers	11,344
Foreign currency transactions	(19)
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		78,124
Change in net unrealized appreciation (depreciation) on: Investment securities	496,972
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		496,955
Net gain (loss)		575,079
Net increase (decrease) in net assets resulting from operations		$ 585,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208	$ 46,155
Net realized gain (loss)	78,124	(1,210,936)
Change in net unrealized appreciation (depreciation)	496,955	(1,921,072)
Net increase (decrease) in net assets resulting from operations	585,287	(3,085,853)
Distributions to shareholders from net investment income	(23,690)	(31,749)
Distributions to shareholders from net realized gain	-	(63,967)
Total distributions	(23,690)	(95,716)
Share transactions - net increase (decrease)	(155,378)	(872,099)
Redemption fees	352	2,433
Total increase (decrease) in net assets	406,571	(4,051,235)

Net Assets
Beginning of period	3,980,872	8,032,107
End of period (including undistributed net investment income of $7,875 and undistributed net investment income of $21,357, respectively)	$ 4,387,443	$ 3,980,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18
Income from Investment Operations
Net investment income (loss) D	.05	.21	.14	.44 G	.16	.24 H
Net realized and unrealized gain (loss)	2.83	(11.37)	(1.06)	6.78	3.04	6.21
Total from investment operations	2.88	(11.16)	(.92)	7.22	3.20	6.45
Distributions from net investment income	(.11)	(.14)	(.39)	(.12)	(.21)	(.04)
Distributions from net realized gain	-	(.25)	(1.39)	(1.40)	(.41)	(1.12)
Total distributions	(.11)	(.39)	(1.78)	(1.52)	(.62)	(1.16)
Redemption fees added to paid in capital D	- J	.01	.01	.01	.01	.01
Net asset value, end of period	$ 22.32	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48
Total Return B, C	14.77%	(35.99)%	(2.76)%	27.08%	12.80%	33.93%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.92%	.83%	.83%	.86%	.87%
Expenses net of fee waivers, if any	.90% A	.92%	.83%	.83%	.86%	.87%
Expenses net of all reductions	.89% A	.92%	.83%	.83%	.85%	.84%
Net investment income (loss)	.45% A	1.17%	.44%	1.43% G	.60%	1.04% H
Supplemental Data
Net assets, end of period (in millions)	$ 4,023	$ 3,714	$ 8,032	$ 7,830	$ 4,174	$ 3,328
Portfolio turnover rate F	24% A	34%	30%	20%	23%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.10 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.07	.21	.05
Net realized and unrealized gain (loss)	2.84	(11.35)	(3.04)
Total from investment operations	2.91	(11.14)	(2.99)
Distributions from net investment income	(.15)	(.17)	-
Distributions from net realized gain	-	(.25)	-
Total distributions	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 22.32	$ 19.56	$ 31.11
Total Return B, C	14.92%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.71%	.70% A
Expenses net of fee waivers, if any	.70% A	.71%	.70% A
Expenses net of all reductions	.70% A	.71%	.70% A
Net investment income (loss)	.64% A	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,386	$ 267,351	$ 91
Portfolio turnover rate F	24% A	34%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Leveraged Company Stock and Class K to eligible shareholders of Leveraged Company Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 776,447
Gross unrealized depreciation	(957,222)
Net unrealized appreciation (depreciation)	$ (180,775)

Tax cost	$ 4,720,340

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $491,416 and $606,073, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 5,073.25
Class K	99.06
	$ 5,172

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $59 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $156.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Leveraged Company Stock	$ 21,247	$ 30,127
Class K	2,443	1,622
Total	$ 23,690	$ 31,749
From net realized gain
Leveraged Company Stock	$ -	$ 63,966
Class K	-	1
Total	$ -	$ 63,967

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Leveraged Company Stock
Shares sold	19,138	52,607	$ 419,457	$ 972,232
Conversion to Class K	(2,316)	(12,957)	(48,185)	(289,406)
Reinvestment of distributions	940	3,995	20,361	89,681
Shares redeemed	(27,456)	(112,023)	(603,507)	(1,955,126)
Net increase (decrease)	(9,694)	(68,378)	$ (211,874)	$ (1,182,619)
Class K
Shares sold	2,553	6,741	$ 56,707	$ 105,087
Conversion from Leveraged Company Stock	2,315	12,954	48,185	289,406
Reinvestment of distributions	113	118	2,443	1,623
Shares redeemed	(2,318)	(6,151)	(50,839)	(85,596)
Net increase (decrease)	2,663	13,662	$ 56,496	$ 310,520

A Conversion transactions for Class K and Leveraged Company Stock are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL International Investment Advisors

FIL International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LSF-USAN-0310
1.789286.107

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Leveraged Company Stock	.90%
Actual		$ 1,000.00	$ 1,147.70	$ 4.87
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58
Class K	.70%
Actual		$ 1,000.00	$ 1,149.20	$ 3.79
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	3.8	4.2
Service Corp. International	3.2	2.8
AES Corp.	3.1	3.5
Celanese Corp. Class A	2.9	3.0
Peabody Energy Corp.	2.8	2.4
Tenet Healthcare Corp.	2.8	2.6
PNC Financial Services Group, Inc.	2.7	2.1
El Paso Corp.	2.6	3.3
Owens Corning	2.2	2.3
KeyCorp	2.0	1.8
	28.1
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.4	15.3
Energy	14.5	15.4
Consumer Discretionary	13.8	11.6
Financials	12.7	13.1
Information Technology	11.2	11.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 92.9%		Stocks 88.5%
	Bonds 2.9%		Bonds 5.4%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Other Investments 2.0%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	5.9%	** Foreign investments	6.0%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.9%
Johnson Controls, Inc.	548,300	$ 15,259
The Goodyear Tire & Rubber Co. (a)	564,063	7,525
TRW Automotive Holdings Corp. (a)	430,300	9,910
WABCO Holdings, Inc.	211,533	5,468
		38,162
Automobiles - 0.2%
Daimler AG	209,400	9,593
Diversified Consumer Services - 3.6%
Brinks Home Security Holdings, Inc. (a)	244,500	10,025
Carriage Services, Inc. (a)	266,200	1,025
Service Corp. International (f)	17,967,393	137,810
Stewart Enterprises, Inc. Class A	1,515,242	7,682
		156,542
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	198,560	7,877
Burger King Holdings, Inc.	108,900	1,899
Domino's Pizza, Inc. (a)	942,184	10,647
Las Vegas Sands Corp. (a)(e)	995,011	15,423
Penn National Gaming, Inc. (a)	537,836	14,511
The Steak n Shake Co. (a)	32,970	10,591
Wendy's/Arby's Group, Inc.	546,800	2,521
		63,469
Household Durables - 2.7%
Black & Decker Corp.	331,700	21,448
Harman International Industries, Inc.	1,005,606	35,749
Lennar Corp. Class A	983,400	15,105
Newell Rubbermaid, Inc.	3,304,500	44,842
		117,144
Leisure Equipment & Products - 0.4%
Callaway Golf Co. (e)	2,514,010	18,755
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	541,324	13,880
Cinemark Holdings, Inc.	1,554,497	22,043
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	3,153,000	$ 49,912
Gray Television, Inc. (a)(f)	2,401,344	4,755
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	5,178
		95,768
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. (a)	385,122	4,263
Gamestop Corp. Class A (a)(e)	544,600	10,767
Sally Beauty Holdings, Inc. (a)	300,000	2,502
The Pep Boys - Manny, Moe & Jack	996,671	8,322
		25,854
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	314,020	10,953
Deckers Outdoor Corp. (a)	54,423	5,343
Hanesbrands, Inc. (a)	562,400	12,918
		29,214
TOTAL CONSUMER DISCRETIONARY		554,501
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)(e)	16,497,982	22,437
Safeway, Inc.	310,100	6,962
SUPERVALU, Inc.	645,700	9,498
Whole Foods Market, Inc. (a)	335,200	9,124
		48,021
Food Products - 1.1%
Corn Products International, Inc.	281,534	8,001
Darling International, Inc. (a)	2,498,930	19,467
Dean Foods Co. (a)	569,900	10,047
Smithfield Foods, Inc. (a)	559,606	8,428
		45,943
Personal Products - 0.1%
Revlon, Inc. (a)	413,621	6,374
TOTAL CONSUMER STAPLES		100,338
ENERGY - 13.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	218,000	9,871
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco International Ltd. ADR	110,000	$ 4,293
Exterran Holdings, Inc. (a)(e)	1,355,008	27,480
Hercules Offshore, Inc. (a)	1,493,431	5,824
Noble Corp.	524,700	21,156
Oil States International, Inc. (a)	270,700	9,973
Parker Drilling Co. (a)	1,200,000	5,772
Pride International, Inc. (a)	346,100	10,245
Rowan Companies, Inc. (a)	321,100	6,897
Schlumberger Ltd.	109,400	6,943
Schoeller-Bleckmann Oilfield Equipment AG	232,656	12,171
Seahawk Drilling, Inc. (a)	23,073	482
		121,107
Oil, Gas & Consumable Fuels - 11.2%
Alpha Natural Resources, Inc. (a)	725,938	29,480
Arch Coal, Inc.	688,255	14,502
CONSOL Energy, Inc.	327,200	15,251
El Paso Corp.	11,247,076	114,158
Forest Oil Corp. (a)	2,400,286	57,895
Frontier Oil Corp.	1,972,600	24,579
Mariner Energy, Inc. (a)	2,093,338	30,249
Massey Energy Co.	137,500	5,297
Nexen, Inc.	188,000	4,116
Overseas Shipholding Group, Inc. (e)	1,164,192	51,935
Paladin Energy Ltd. (a)	2,042,400	6,574
Peabody Energy Corp.	2,893,208	121,862
Plains Exploration & Production Co. (a)	360,660	12,028
Western Refining, Inc. (a)(e)	560,758	2,563
		490,489
TOTAL ENERGY		611,596
FINANCIALS - 12.4%
Capital Markets - 0.3%
Morgan Stanley	548,900	14,700
Commercial Banks - 8.9%
Huntington Bancshares, Inc.	11,363,080	54,429
KeyCorp	12,378,768	88,880
PNC Financial Services Group, Inc.	2,146,975	119,007
Regions Financial Corp.	2,011,695	12,774
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	2,549,800	$ 62,037
Wells Fargo & Co.	1,871,088	53,195
		390,322
Diversified Financial Services - 2.0%
Bank of America Corp.	5,686,100	86,315
CIT Group, Inc. (a)	72,485	2,306
		88,621
Insurance - 0.6%
Assured Guaranty Ltd.	870,995	19,737
Lincoln National Corp.	327,900	8,060
		27,797
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	1,016,122	10,771
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	851,444	11,690
Washington Mutual, Inc. (a)	5,352,200	1,006
		12,696
TOTAL FINANCIALS		544,907
HEALTH CARE - 6.9%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	698
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.	304,200	19,886
Boston Scientific Corp. (a)	1,062,100	9,166
Hospira, Inc. (a)	578,358	29,288
Inverness Medical Innovations, Inc. (a)	518,708	20,940
		79,280
Health Care Providers & Services - 4.5%
Community Health Systems, Inc. (a)	555,276	18,113
DaVita, Inc. (a)	394,947	23,602
Henry Schein, Inc. (a)	54,400	2,940
Laboratory Corp. of America Holdings (a)	54,600	3,882
RehabCare Group, Inc. (a)	230,000	6,684
Rural/Metro Corp. (a)	834,200	4,605
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	1,642,522	$ 14,356
Tenet Healthcare Corp. (a)	21,982,165	121,781
		195,963
Health Care Technology - 0.5%
Cerner Corp. (a)	276,209	20,895
Pharmaceuticals - 0.1%
Allergan, Inc.	109,700	6,308
TOTAL HEALTH CARE		303,144
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	85,370	6,628
Teledyne Technologies, Inc. (a)	340,694	12,694
		19,322
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	713
Airlines - 2.2%
AirTran Holdings, Inc. (a)	1,779,700	8,578
AMR Corp. (a)	670,630	4,641
Delta Air Lines, Inc. (a)	6,363,193	77,822
UAL Corp. (a)	280,400	3,429
		94,470
Building Products - 3.8%
Armstrong World Industries, Inc. (a)	941,230	34,289
Masco Corp.	2,688,779	36,460
Owens Corning (a)	3,661,683	94,215
Owens Corning warrants 10/31/13 (a)	406,600	915
		165,879
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)(f)	3,858,300	27,857
Deluxe Corp.	1,749,127	32,551
R.R. Donnelley & Sons Co.	450,900	8,937
Republic Services, Inc.	2,031,375	54,421
The Brink's Co.	464,740	10,866
Waste Management, Inc.	599,400	19,211
		153,843
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Fluor Corp.	297,100	$ 13,471
Great Lakes Dredge & Dock Corp.	429,400	2,538
		16,009
Electrical Equipment - 1.8%
Baldor Electric Co.	404,900	9,993
Belden, Inc.	1,270,366	29,002
EnerSys (a)	253,502	4,941
General Cable Corp. (a)(e)	441,500	12,848
Harbin Electric, Inc. (a)(e)	548,369	9,311
JA Solar Holdings Co. Ltd. ADR (a)(e)	839,500	3,610
Polypore International, Inc. (a)	548,400	7,365
SunPower Corp. Class B (a)	178,606	3,317
		80,387
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	3,684
General Electric Co.	1,103,883	17,750
Textron, Inc.	550,200	10,745
		32,179
Machinery - 2.6%
Accuride Corp. (a)	1,384,197	692
Badger Meter, Inc.	228,561	8,637
Cummins, Inc.	491,100	22,178
Ingersoll-Rand Co. Ltd.	849,600	27,578
Middleby Corp. (a)	665,379	29,982
Mueller Water Products, Inc. Class A	1,367,200	6,166
The Stanley Works	109,000	5,586
Thermadyne Holdings Corp. (a)	64,900	507
Timken Co.	464,948	10,419
		111,745
Marine - 0.6%
Diana Shipping, Inc. (a)	277,900	3,685
Genco Shipping & Trading Ltd. (a)(e)	380,323	7,287
Navios Maritime Holdings, Inc.	2,162,794	13,539
OceanFreight, Inc. (a)(e)	740,600	615
		25,126
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	830,314	8,984
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	109,400	$ 4,689
Hertz Global Holdings, Inc. (a)(e)	2,598,600	26,921
		40,594
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	12,900	137
Houston Wire & Cable Co. (e)	656,176	7,894
		8,031
TOTAL INDUSTRIALS		748,298
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.2%
CommScope, Inc. (a)	403,154	10,970
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	298,600	7,895
Bell Microproducts, Inc. (a)	623,761	2,819
DDi Corp. (a)	295,899	1,276
Flextronics International Ltd. (a)	13,661,463	86,614
Merix Corp. (a)(f)	1,545,123	3,724
TTM Technologies, Inc. (a)	1,402,619	14,517
Viasystems Group, Inc. (a)	775,300	2,326
Viasystems Group, Inc. (a)(j)	625,780	1,877
		121,048
Internet Software & Services - 0.2%
NetEase.com, Inc. sponsored ADR (a)	191,500	6,281
VeriSign, Inc. (a)	194,300	4,451
		10,732
IT Services - 1.5%
Alliance Data Systems Corp. (a)(e)	815,827	48,509
CACI International, Inc. Class A (a)	248,000	11,897
Cognizant Technology Solutions Corp. Class A (a)	56,200	2,454
SAIC, Inc. (a)	236,300	4,331
		67,191
Semiconductors & Semiconductor Equipment - 5.4%
Amkor Technology, Inc. (a)(e)	5,242,218	29,828
Cypress Semiconductor Corp. (a)	651,200	6,545
Fairchild Semiconductor International, Inc. (a)	548,500	4,926
Intel Corp.	693,100	13,446
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	1,645,200	$ 14,346
ON Semiconductor Corp. (a)(f)	23,079,802	166,395
		235,486
Software - 0.1%
Nuance Communications, Inc. (a)	163,600	2,457
TOTAL INFORMATION TECHNOLOGY		447,884
MATERIALS - 10.2%
Chemicals - 7.4%
Albemarle Corp.	1,163,406	41,557
Arch Chemicals, Inc.	344,342	9,628
Celanese Corp. Class A	4,405,700	128,206
Dow Chemical Co.	877,494	23,771
Ferro Corp.	722,400	5,606
FMC Corp.	178,600	9,098
Georgia Gulf Corp. (a)	173,861	2,669
H.B. Fuller Co.	1,582,241	31,676
Nalco Holding Co.	894,300	21,088
Phosphate Holdings, Inc. (a)	307,500	3,690
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	496,600	6,828
W.R. Grace & Co. (a)	1,601,519	38,244
		322,061
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	421,000	11,460
Rock-Tenn Co. Class A	355,202	15,164
		26,624
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	250,500	8,940
Compass Minerals International, Inc.	258,500	16,296
Freeport-McMoRan Copper & Gold, Inc.	521,709	34,793
Ormet Corp. (a)	330,000	1,155
Ormet Corp. (a)(j)	1,075,000	3,763
Teck Resources Ltd. Class B (sub. vtg.) (a)	417,300	13,663
		78,610
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.4%
Domtar Corp. (a)	230,241	$ 11,183
Neenah Paper, Inc.	518,300	7,215
		18,398
TOTAL MATERIALS		445,693
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,000,000	2,780
PAETEC Holding Corp. (a)	2,980,233	9,447
Qwest Communications International, Inc.	4,637,500	19,524
tw telecom, inc. (a)	332,497	5,124
		36,875
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	1,036,011	38,270
Sprint Nextel Corp. (a)	5,692,987	18,673
Syniverse Holdings, Inc. (a)	2,244,438	37,729
		94,672
TOTAL TELECOMMUNICATION SERVICES		131,547
UTILITIES - 4.2%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	13,400
Independent Power Producers & Energy Traders - 3.9%
AES Corp.	10,901,923	137,691
Calpine Corp. (a)	1,995,200	21,847
NRG Energy, Inc. (a)	457,528	11,031
		170,569
TOTAL UTILITIES		183,969
TOTAL COMMON STOCKS (Cost $4,263,768)		4,071,877
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	$ 10,526
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,684
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	944	670
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,354
TOTAL PREFERRED STOCKS (Cost $16,979)		14,880
Nonconvertible Bonds - 2.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.7%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 3,075	815
7.125% 7/15/13 (c)	8,320	2,246
7.2% 1/15/11 (c)	22,980	5,975
8.25% 7/15/23 (c)	25,035	6,947
8.375% 7/15/33 (c)	39,290	11,001
8.8% 3/1/21 (c)	10,765	2,853
		29,837
Hotels, Restaurants & Leisure - 0.1%
Station Casinos, Inc.:
6% 4/1/12 (c)	8,360	1,421
7.75% 8/15/16 (c)	9,380	1,665
		3,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	$ 5,662	$ 4,757
TOTAL CONSUMER DISCRETIONARY		37,680
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	805	753
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Energy Corp.:
7.75% 1/15/32	8,985	8,930
7.8% 8/1/31	1,960	1,931
		10,861
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	13,924	12,949
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	41
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		94
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,730	2,157
NXP BV:
7.875% 10/15/14	4,362	3,882
10% 7/15/13 (g)	1,655	1,721
Viasystems, Inc. 12% 1/15/15 (g)	6,360	6,837
		14,597
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	11,618
6.9% 5/1/19	10,410	9,265
		20,883
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. 7.375% 8/1/15	$ 16,405	$ 14,806
Sprint Nextel Corp. 6% 12/1/16	15,340	13,346
		28,152
TOTAL TELECOMMUNICATION SERVICES		49,035
TOTAL NONCONVERTIBLE BONDS (Cost $84,206)		125,969
Floating Rate Loans - 2.0%

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (h)	1,185	1,119
Tranche DD, term loan 4.76% 5/26/12 (h)	684	647
		1,766
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (h)	10,870	9,348
TOTAL CONSUMER DISCRETIONARY		11,114
INDUSTRIALS - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (h)	17,208	15,014
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (h)	22,598	20,281
12.5% 12/15/14	9,900	10,197
		30,478
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (h)	$ 12,055	$ 8,680
Solutia, Inc. term loan 7.25% 2/28/14 (h)	3,236	3,297
		11,977
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(h)	8,250	6,229
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (h)	10,000	9,013
		15,242
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7315% 10/10/14 (h)	5,736	4,689
TOTAL FLOATING RATE LOANS (Cost $70,164)		88,514
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.17% (i)	93,276,409	93,276
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(i)	144,644,075	144,644
TOTAL MONEY MARKET FUNDS (Cost $237,920)		237,920
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $519)	64,750,000	$ 405
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $4,673,556)	4,539,565
NET OTHER ASSETS - (3.5)%	(152,122)
NET ASSETS - 100%	$ 4,387,443
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,026,000 or 0.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,640,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 225
Fidelity Securities Lending Cash Central Fund	156
Total	$ 381
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 18,636	$ -	$ -	$ -	$ 27,857
Gray Television, Inc.	978	954	-	-	4,755
Merix Corp.	2,766	-	-	-	3,724
ON Semiconductor Corp.	168,477	-	-	-	166,395
Service Corp. International	110,637	3,332	-	1,419	137,810
Tenet Healthcare Corp.	103,351	-	24,404	-	-
Total	$ 404,845	$ 4,286	$ 24,404	$ 1,419	$ 340,541
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 554,501	$ 554,501	$ -	$ -
Consumer Staples	104,022	100,338	-	3,684
Energy	622,122	599,425	22,697	-
Financials	545,577	544,907	670	-
Health Care	303,144	303,144	-	-
Industrials	748,298	748,298	-	-
Information Technology	447,884	443,681	-	4,203
Materials	445,693	445,693	-	-
Telecommunication Services	131,547	131,547	-	-
Utilities	183,969	183,969	-	-
Corporate Bonds	125,969	-	125,875	94
Floating Rate Loans	88,514	-	88,514	-
Money Market Funds	237,920	237,920	-	-
Other	405	-	-	405
Total Investments in Securities:	$ 4,539,565	$ 4,293,423	$ 237,756	$ 8,386
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,534
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,088
Cost of Purchases	3,684
Proceeds of Sales	(5)
Amortization/Accretion	-
Transfers in/out of Level 3	(915)
Ending Balance	$ 8,386
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 2,726

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $297,190,000 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $858,385,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,484) - See accompanying schedule: Unaffiliated issuers (cost $4,071,350)	$ 3,961,104
Fidelity Central Funds (cost $237,920)	237,920
Other affiliated issuers (cost $364,286)	340,541
Total Investments (cost $4,673,556)		$ 4,539,565
Receivable for investments sold		25,983
Receivable for fund shares sold		3,646
Dividends receivable		1,017
Interest receivable		2,278
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		17
Other receivables		54
Total assets		4,572,598

Liabilities
Payable for investments purchased	$ 28,640
Payable for fund shares redeemed	8,522
Accrued management fee	2,374
Other affiliated payables	945
Other payables and accrued expenses	30
Collateral on securities loaned, at value	144,644
Total liabilities		185,155

Net Assets		$ 4,387,443
Net Assets consist of:
Paid in capital		$ 5,643,960
Undistributed net investment income		7,875
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,130,398)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(133,994)
Net Assets		$ 4,387,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,023,057 ÷ 180,252 shares)	$ 22.32

Class K: Net Asset Value, offering price and redemption price per share ($364,386 ÷ 16,328 shares)	$ 22.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $1,419 earned from other affiliated issuers)		$ 15,981
Interest		13,234
Income from Fidelity Central Funds		381
Total income		29,596

Expenses
Management fee	$ 13,525
Transfer agent fees	5,172
Accounting and security lending fees	627
Custodian fees and expenses	29
Independent trustees' compensation	13
Registration fees	65
Audit	34
Legal	26
Miscellaneous	41
Total expenses before reductions	19,532
Expense reductions	(144)	19,388
Net investment income (loss)		10,208
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,793
Other affiliated issuers	11,344
Foreign currency transactions	(19)
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		78,124
Change in net unrealized appreciation (depreciation) on: Investment securities	496,972
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		496,955
Net gain (loss)		575,079
Net increase (decrease) in net assets resulting from operations		$ 585,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208	$ 46,155
Net realized gain (loss)	78,124	(1,210,936)
Change in net unrealized appreciation (depreciation)	496,955	(1,921,072)
Net increase (decrease) in net assets resulting from operations	585,287	(3,085,853)
Distributions to shareholders from net investment income	(23,690)	(31,749)
Distributions to shareholders from net realized gain	-	(63,967)
Total distributions	(23,690)	(95,716)
Share transactions - net increase (decrease)	(155,378)	(872,099)
Redemption fees	352	2,433
Total increase (decrease) in net assets	406,571	(4,051,235)

Net Assets
Beginning of period	3,980,872	8,032,107
End of period (including undistributed net investment income of $7,875 and undistributed net investment income of $21,357, respectively)	$ 4,387,443	$ 3,980,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48	$ 20.18
Income from Investment Operations
Net investment income (loss) D	.05	.21	.14	.44 G	.16	.24 H
Net realized and unrealized gain (loss)	2.83	(11.37)	(1.06)	6.78	3.04	6.21
Total from investment operations	2.88	(11.16)	(.92)	7.22	3.20	6.45
Distributions from net investment income	(.11)	(.14)	(.39)	(.12)	(.21)	(.04)
Distributions from net realized gain	-	(.25)	(1.39)	(1.40)	(.41)	(1.12)
Total distributions	(.11)	(.39)	(1.78)	(1.52)	(.62)	(1.16)
Redemption fees added to paid in capital D	- J	.01	.01	.01	.01	.01
Net asset value, end of period	$ 22.32	$ 19.55	$ 31.09	$ 33.78	$ 28.07	$ 25.48
Total Return B, C	14.77%	(35.99)%	(2.76)%	27.08%	12.80%	33.93%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.92%	.83%	.83%	.86%	.87%
Expenses net of fee waivers, if any	.90% A	.92%	.83%	.83%	.86%	.87%
Expenses net of all reductions	.89% A	.92%	.83%	.83%	.85%	.84%
Net investment income (loss)	.45% A	1.17%	.44%	1.43% G	.60%	1.04% H
Supplemental Data
Net assets, end of period (in millions)	$ 4,023	$ 3,714	$ 8,032	$ 7,830	$ 4,174	$ 3,328
Portfolio turnover rate F	24% A	34%	30%	20%	23%	16%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.10 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.07	.21	.05
Net realized and unrealized gain (loss)	2.84	(11.35)	(3.04)
Total from investment operations	2.91	(11.14)	(2.99)
Distributions from net investment income	(.15)	(.17)	-
Distributions from net realized gain	-	(.25)	-
Total distributions	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 22.32	$ 19.56	$ 31.11
Total Return B, C	14.92%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.71%	.70% A
Expenses net of fee waivers, if any	.70% A	.71%	.70% A
Expenses net of all reductions	.70% A	.71%	.70% A
Net investment income (loss)	.64% A	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,386	$ 267,351	$ 91
Portfolio turnover rate F	24% A	34%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Leveraged Company Stock and Class K to eligible shareholders of Leveraged Company Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 776,447
Gross unrealized depreciation	(957,222)
Net unrealized appreciation (depreciation)	$ (180,775)

Tax cost	$ 4,720,340

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $491,416 and $606,073, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 5,073.25
Class K	99.06
	$ 5,172

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $59 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $156.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Leveraged Company Stock	$ 21,247	$ 30,127
Class K	2,443	1,622
Total	$ 23,690	$ 31,749
From net realized gain
Leveraged Company Stock	$ -	$ 63,966
Class K	-	1
Total	$ -	$ 63,967

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Leveraged Company Stock
Shares sold	19,138	52,607	$ 419,457	$ 972,232
Conversion to Class K	(2,316)	(12,957)	(48,185)	(289,406)
Reinvestment of distributions	940	3,995	20,361	89,681
Shares redeemed	(27,456)	(112,023)	(603,507)	(1,955,126)
Net increase (decrease)	(9,694)	(68,378)	$ (211,874)	$ (1,182,619)
Class K
Shares sold	2,553	6,741	$ 56,707	$ 105,087
Conversion from Leveraged Company Stock	2,315	12,954	48,185	289,406
Reinvestment of distributions	113	118	2,443	1,623
Shares redeemed	(2,318)	(6,151)	(50,839)	(85,596)
Net increase (decrease)	2,663	13,662	$ 56,496	$ 310,520

A Conversion transactions for Class K and Leveraged Company Stock are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL International Investment Advisors

FIL International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

LSF-K-USAN-0310
1.863384.101

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
OTC	1.10%
Actual		$ 1,000.00	$ 1,105.90	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class K	.94%
Actual		$ 1,000.00	$ 1,106.90	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.1	7.4
Apple, Inc.	6.3	5.6
Google, Inc. Class A	4.7	4.5
Oracle Corp.	3.4	1.1
QUALCOMM, Inc.	2.5	2.9
Sprint Nextel Corp.	2.5	0.7
NVIDIA Corp.	2.3	0.5
eBay, Inc.	1.9	1.4
Amazon.com, Inc.	1.8	1.7
Amgen, Inc.	1.5	2.8
	35.0
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.1	52.1
Health Care	17.0	17.2
Consumer Discretionary	11.1	12.5
Financials	8.5	6.8
Industrials	5.6	4.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.7%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	10.4%	** Foreign investments	10.8%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)(c)	264,600	$ 6,835
Strayer Education, Inc. (c)	148,200	30,793
		37,628
Hotels, Restaurants & Leisure - 2.1%
Ameristar Casinos, Inc.	245,000	3,628
BJ's Restaurants, Inc. (a)	569,500	12,039
Ctrip.com International Ltd. sponsored ADR (a)	164,200	5,138
P.F. Chang's China Bistro, Inc. (a)(c)	162,000	6,253
Starbucks Corp. (a)	2,944,500	64,161
Starwood Hotels & Resorts Worldwide, Inc.	454,200	15,134
Wyndham Worldwide Corp.	626,200	13,144
		119,497
Household Durables - 0.9%
iRobot Corp. (a)(c)(d)	1,688,286	26,675
Lennar Corp. Class A	231,900	3,562
Pulte Homes, Inc.	809,500	8,516
Whirlpool Corp.	162,600	12,224
		50,977
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	846,700	106,185
Netflix, Inc. (a)	130,500	8,124
		114,309
Media - 2.0%
DIRECTV (a)	2,081,900	63,186
DISH Network Corp. Class A	1,024,200	18,702
DreamWorks Animation SKG, Inc. Class A (a)	164,507	6,406
Liberty Global, Inc. Class A (a)	350,400	8,893
The Walt Disney Co.	402,100	11,882
Virgin Media, Inc.	706,600	10,027
		119,096
Specialty Retail - 1.8%
Citi Trends, Inc. (a)	510,437	15,890
Gymboree Corp. (a)	199,400	7,779
O'Reilly Automotive, Inc. (a)	332,800	12,580
Staples, Inc.	1,635,000	38,357
Urban Outfitters, Inc. (a)	880,900	27,810
		102,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	234,500	$ 23,021
Lululemon Athletica, Inc. (a)(c)	1,259,873	35,579
Polo Ralph Lauren Corp. Class A	467,300	38,319
		96,919
TOTAL CONSUMER DISCRETIONARY		640,842
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	251,600	14,449
Household Products - 0.1%
Energizer Holdings, Inc. (a)	129,100	7,165
TOTAL CONSUMER STAPLES		21,614
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	132,100	5,981
Smith International, Inc.	396,900	12,034
		18,015
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. (a)	236,800	9,616
Brigham Exploration Co. (a)	920,400	12,002
Denbury Resources, Inc. (a)	739,300	10,018
James River Coal Co. (a)(c)	1,308,100	20,472
Peabody Energy Corp.	147,300	6,204
		58,312
TOTAL ENERGY		76,327
FINANCIALS - 8.5%
Capital Markets - 0.8%
Morgan Stanley	730,800	19,571
Northern Trust Corp.	516,200	26,078
		45,649
Commercial Banks - 4.7%
Associated Banc-Corp.	767,500	9,763
Barclays PLC Sponsored ADR	1,436,300	24,575
BB&T Corp.	759,400	21,164
Comerica, Inc.	486,300	16,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CVB Financial Corp. (c)	1,078,800	$ 10,335
East West Bancorp, Inc.	851,200	13,985
Fifth Third Bancorp	3,179,600	39,554
Huntington Bancshares, Inc.	2,402,400	11,507
Regions Financial Corp.	3,843,400	24,406
Sumitomo Mitsui Financial Group, Inc. ADR	2,722,700	8,740
SunTrust Banks, Inc.	539,300	13,121
SVB Financial Group (a)	392,600	17,035
Umpqua Holdings Corp.	252,600	3,122
Wells Fargo & Co.	1,996,000	56,746
		270,835
Consumer Finance - 0.2%
ORIX Corp.	143,560	10,814
Diversified Financial Services - 2.0%
Bank of America Corp.	1,433,600	21,762
Citigroup, Inc.	8,010,400	26,595
CME Group, Inc.	136,900	39,266
Hong Kong Exchanges and Clearing Ltd.	208,100	3,546
Indiabulls Financial Services Ltd.	1,044,600	2,476
JPMorgan Chase & Co.	589,200	22,943
NBH Holdings Corp. Class A (a)(e)	141,700	2,834
		119,422
Insurance - 0.8%
CNinsure, Inc. ADR (c)	453,000	8,430
Genworth Financial, Inc. Class A (a)	1,000,000	13,840
MBIA, Inc. (a)(c)	3,576,900	17,634
Protective Life Corp.	284,700	4,797
		44,701
Real Estate Management & Development - 0.0%
Indiabulls Real Estate Ltd. (a)	700,000	2,658
TOTAL FINANCIALS		494,079
HEALTH CARE - 17.0%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	836,760	38,801
Allos Therapeutics, Inc. (a)	846,100	6,143
Alnylam Pharmaceuticals, Inc. (a)	574,300	9,706
Amgen, Inc. (a)	1,496,700	87,527
Amylin Pharmaceuticals, Inc. (a)	1,557,009	27,995
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	352,700	$ 18,954
BioMarin Pharmaceutical, Inc. (a)	157,400	3,058
Cephalon, Inc. (a)	277,300	17,703
Cepheid, Inc. (a)	689,600	10,130
Dendreon Corp. (a)(c)	1,786,200	49,478
Exelixis, Inc. (a)	1,699,972	11,271
Human Genome Sciences, Inc. (a)(c)	2,333,550	61,769
ImmunoGen, Inc. (a)	230,409	1,611
InterMune, Inc. (c)	966,000	15,079
Isis Pharmaceuticals, Inc. (a)	1,548,049	17,276
Medivation, Inc. (a)	104,762	3,488
Myriad Genetics, Inc. (a)	923,978	21,713
Pharmasset, Inc. (a)	179,000	3,741
Rigel Pharmaceuticals, Inc. (a)	833,284	6,841
Seattle Genetics, Inc. (a)	1,465,403	15,123
Targacept, Inc. (a)	250,649	5,251
Vertex Pharmaceuticals, Inc. (a)	877,288	33,688
		466,346
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	1,372,359	10,869
AGA Medical Holdings, Inc.	386,200	5,534
Elekta AB (B Shares)	506,100	11,872
ev3, Inc. (a)	641,000	9,346
HeartWare International, Inc. (a)	30,100	1,163
Hologic, Inc. (a)	1,221,000	18,400
Intuitive Surgical, Inc. (a)	99,100	32,511
Mako Surgical Corp. (a)(c)	1,181,663	13,565
NuVasive, Inc. (a)	599,700	16,552
Stereotaxis, Inc. (a)(c)	1,000,000	4,060
Thoratec Corp. (a)	1,597,900	45,300
		169,172
Health Care Providers & Services - 1.2%
Amedisys, Inc. (a)	58,700	3,226
CIGNA Corp.	428,200	14,460
Express Scripts, Inc. (a)	486,510	40,799
UnitedHealth Group, Inc.	277,700	9,164
		67,649
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 1.0%
athenahealth, Inc. (a)(c)	903,600	$ 35,548
SXC Health Solutions Corp. (a)	457,500	21,482
		57,030
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)(c)	1,177,192	43,191
Illumina, Inc.:
warrants 11/20/10 (a)(g)	354,776	3,863
warrants 1/19/11 (a)(g)	452,917	5,023
Life Technologies Corp. (a)	402,598	20,013
QIAGEN NV (a)	1,470,800	32,005
		104,095
Pharmaceuticals - 2.0%
Elan Corp. PLC sponsored ADR (a)	3,315,051	24,697
Shire PLC sponsored ADR	215,300	12,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,374,573	77,966
		115,495
TOTAL HEALTH CARE		979,787
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	547,964	18,669
Precision Castparts Corp.	66,300	6,978
		25,647
Airlines - 2.4%
AMR Corp. (a)	4,841,400	33,502
Continental Airlines, Inc. Class B (a)	1,692,859	31,132
Delta Air Lines, Inc. (a)	1,791,200	21,906
JetBlue Airways Corp. (a)	837,320	4,136
UAL Corp. (a)	4,035,900	49,359
		140,035
Construction & Engineering - 0.0%
MYR Group, Inc. (a)	124,830	1,980
Electrical Equipment - 1.0%
Energy Conversion Devices, Inc. (a)(c)	281,300	2,563
First Solar, Inc. (a)(c)	268,836	30,459
Fushi Copperweld, Inc. (a)	1,333,600	12,296
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Saft Groupe SA	232,742	$ 9,980
SunPower Corp. Class A (a)(c)	196,189	4,000
		59,298
Machinery - 0.7%
Altra Holdings, Inc. (a)	573,800	6,323
Navistar International Corp. (a)	86,289	3,192
PACCAR, Inc.	852,900	30,730
		40,245
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	243,500	3,796
Road & Rail - 0.7%
CSX Corp.	565,600	24,242
Hertz Global Holdings, Inc. (a)(c)	1,015,000	10,515
Saia, Inc. (a)	300,000	3,600
		38,357
Trading Companies & Distributors - 0.2%
DXP Enterprises, Inc. (a)	312,715	4,093
Interline Brands, Inc. (a)	409,400	6,878
Rush Enterprises, Inc. Class A (a)	258,100	2,932
		13,903
TOTAL INDUSTRIALS		323,261
INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 5.9%
Brocade Communications Systems, Inc. (a)	3,721,700	25,568
Cisco Systems, Inc. (a)	3,358,300	75,461
Emulex Corp. (a)	778,800	8,754
Palm, Inc. (a)(c)	5,012,090	52,076
QUALCOMM, Inc.	3,688,600	144,556
Riverbed Technology, Inc. (a)	1,489,500	33,395
		339,810
Computers & Peripherals - 8.8%
Apple, Inc. (a)	1,913,200	367,564
Compellent Technologies, Inc. (a)	644,084	12,804
Dell, Inc. (a)	2,788,456	35,971
SanDisk Corp. (a)	1,740,950	44,255
Seagate Technology	3,010,900	50,372
		510,966
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
BYD Co. Ltd. (H Shares) (a)(c)	1,132,000	$ 8,296
Prime View International Co. Ltd. sponsored GDR (a)(e)	44,300	813
		9,109
Internet Software & Services - 7.5%
Baidu.com, Inc. sponsored ADR (a)	20,600	8,481
eBay, Inc. (a)	4,723,200	108,728
Google, Inc. Class A (a)	509,740	269,867
NetEase.com, Inc. sponsored ADR (a)	160,600	5,268
Rackspace Hosting, Inc. (a)	689,600	12,565
Tencent Holdings Ltd.	548,800	10,264
VistaPrint Ltd. (a)	381,300	21,357
		436,530
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	801,445	34,991
Echo Global Logistics, Inc.	242,900	2,932
Visa, Inc. Class A	217,600	17,850
		55,773
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	2,918,600	21,773
Amkor Technology, Inc. (a)(c)	2,227,527	12,675
Applied Materials, Inc.	1,595,851	19,437
ASM International NV (NASDAQ) (a)	122,500	2,810
ASML Holding NV (NY Shares)	307,200	9,600
Avago Technologies Ltd.	1,611,600	28,010
Cree, Inc. (a)	300,400	16,795
Cypress Semiconductor Corp. (a)	863,950	8,683
Intel Corp.	4,025,600	78,097
KLA-Tencor Corp.	629,100	17,741
Lam Research Corp. (a)	1,098,500	36,261
Marvell Technology Group Ltd. (a)	2,846,000	49,606
Mellanox Technologies Ltd. (a)	858,000	15,761
MEMC Electronic Materials, Inc. (a)	1,484,700	18,678
Micron Technology, Inc. (a)	1,720,600	15,004
NVE Corp. (a)(c)	49,300	2,056
NVIDIA Corp. (a)	8,526,600	131,224
O2Micro International Ltd. sponsored ADR (a)	1,640,800	7,695
Silicon Laboratories, Inc. (a)	175,406	7,409
Standard Microsystems Corp. (a)	444,600	8,870
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,064,800	$ 31,231
Volterra Semiconductor Corp. (a)(d)	1,322,300	25,772
		565,188
Software - 16.9%
Activision Blizzard, Inc. (a)	2,389,600	24,278
ArcSight, Inc. (a)	497,712	11,821
Ariba, Inc. (a)	2,114,596	26,623
BMC Software, Inc. (a)	233,800	9,034
Check Point Software Technologies Ltd. (a)	1,178,100	37,676
Citrix Systems, Inc. (a)	600,500	24,951
DemandTec, Inc. (a)	855,133	5,079
Gameloft (a)(d)	6,912,973	36,450
Informatica Corp. (a)	584,600	13,849
Mentor Graphics Corp. (a)	627,100	5,029
Microsoft Corp.	16,489,400	464,670
Nuance Communications, Inc. (a)	386,200	5,801
Oracle Corp.	8,490,700	195,796
Pegasystems, Inc.	560,428	18,634
Perfect World Co. Ltd. sponsored ADR Class B (a)	351,729	13,116
Sourcefire, Inc. (a)	489,365	10,203
SuccessFactors, Inc. (a)	625,179	10,190
Symantec Corp. (a)	829,400	14,058
Taleo Corp. Class A (a)	954,485	19,386
TiVo, Inc. (a)	909,175	8,201
VMware, Inc. Class A (a)	496,100	22,528
		977,373
TOTAL INFORMATION TECHNOLOGY		2,894,749
MATERIALS - 1.5%
Chemicals - 1.4%
Celanese Corp. Class A	344,700	10,031
Dow Chemical Co.	627,600	17,002
Solutia, Inc. (a)	379,689	5,221
The Mosaic Co.	667,200	35,702
W.R. Grace & Co. (a)	461,300	11,016
		78,972
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Steel Dynamics, Inc.	521,700	$ 7,919
TOTAL MATERIALS		86,891
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.2%
Cbeyond, Inc. (a)(c)	848,690	10,575
Clearwire Corp.:
rights 6/21/10 (a)(c)	3,206,700	1,443
Class A (a)(c)	3,206,700	20,811
Global Crossing Ltd. (a)	2,231,000	31,167
Neutral Tandem, Inc. (a)(c)	126,100	1,950
		65,946
Wireless Telecommunication Services - 3.0%
Leap Wireless International, Inc. (a)(c)	2,291,000	30,218
Sprint Nextel Corp. (a)	43,969,556	144,220
		174,438
TOTAL TELECOMMUNICATION SERVICES		240,384
TOTAL COMMON STOCKS (Cost $5,464,597)		5,757,934
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f) (Cost $228,973)	228,972,840	228,973
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $5,693,570)		5,986,907
NET OTHER ASSETS - (3.7)%		(210,960)
NET ASSETS - 100%		$ 5,775,947
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,647,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,886,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
Illumina, Inc. warrants 1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	676
Total	$ 700
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$ 18,823	$ 5,497	$ 10,841	$ -	$ -
Gameloft	23,134	5,384	-	-	36,450
iRobot Corp.	-	22,455	1,013	-	26,675
Volterra Semiconductor Corp.	20,371	1,413	-	-	25,772
Total	$ 62,328	$ 34,749	$ 11,854	$ -	$ 88,897
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 640,842	$ 640,842	$ -	$ -
Consumer Staples	21,614	21,614	-	-
Energy	76,327	76,327	-	-
Financials	494,079	491,245	-	2,834
Health Care	979,787	959,029	20,758	-
Industrials	323,261	313,281	9,980	-
Information Technology	2,894,749	2,858,299	36,450	-
Materials	86,891	86,891	-	-
Telecommunication Services	240,384	240,384	-	-
Money Market Funds	228,973	228,973	-	-
Total Investments in Securities:	$ 5,986,907	$ 5,916,885	$ 67,188	$ 2,834
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,834
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,834
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Israel	2.4%
Bermuda	1.8%
Cayman Islands	1.5%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $2,529,643,000 of which $878,595,000, $1,249,895,000 and $401,153,000 will expire on July 31, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $240,601,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $215,789) - See accompanying schedule: Unaffiliated issuers (cost $5,398,407)	$ 5,669,037
Fidelity Central Funds (cost $228,973)	228,973
Other affiliated issuers (cost $66,190)	88,897
Total Investments (cost $5,693,570)		$ 5,986,907
Receivable for investments sold		90,983
Receivable for fund shares sold		7,317
Dividends receivable		573
Distributions receivable from Fidelity Central Funds		173
Prepaid expenses		21
Other receivables		959
Total assets		6,086,933

Liabilities
Payable to custodian bank	$ 417
Payable for investments purchased	65,724
Payable for fund shares redeemed	10,343
Accrued management fee	4,241
Other affiliated payables	1,088
Other payables and accrued expenses	200
Collateral on securities loaned, at value	228,973
Total liabilities		310,986

Net Assets		$ 5,775,947
Net Assets consist of:
Paid in capital		$ 7,870,776
Accumulated net investment loss		(14,103)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,374,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		293,289
Net Assets		$ 5,775,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,122,175 ÷ 119,582 shares)	$ 42.83

Class K: Net Asset Value, offering price and redemption price per share ($653,772 ÷ 15,211 shares)	$ 42.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 15,555
Income from Fidelity Central Funds		700
Total income		16,255

Expenses
Management fee Basic fee	$ 17,373
Performance adjustment	6,755
Transfer agent fees	5,871
Accounting and security lending fees	668
Custodian fees and expenses	68
Independent trustees' compensation	17
Registration fees	77
Audit	41
Legal	22
Interest	8
Miscellaneous	45
Total expenses before reductions	30,945
Expense reductions	(695)	30,250
Net investment income (loss)		(13,995)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	482,646
Other affiliated issuers	7,292
Foreign currency transactions	153
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		490,103
Change in net unrealized appreciation (depreciation) on: Investment securities	63,843
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		63,864
Net gain (loss)		553,967
Net increase (decrease) in net assets resulting from operations		$ 539,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,995)	$ (15,605)
Net realized gain (loss)	490,103	(679,506)
Change in net unrealized appreciation (depreciation)	63,864	(298,374)
Net increase (decrease) in net assets resulting from operations	539,972	(993,485)
Share transactions - net increase (decrease)	70,199	(711,460)
Total increase (decrease) in net assets	610,171	(1,704,945)

Net Assets
Beginning of period	5,165,776	6,870,721
End of period (including accumulated net investment loss of $14,103 and accumulated net investment loss of $108, respectively)	$ 5,775,947	$ 5,165,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43
Income from Investment Operations
Net investment income (loss) D	(.11)	(.12)	(.20)	(.19)	(.10) G	.37 H
Net realized and unrealized gain (loss)	4.21	(5.81)	(2.23)	12.58	(1.19)	5.60
Total from investment operations	4.10	(5.93)	(2.43)	12.39	(1.29)	5.97
Distributions from net investment income	-	-	-	-	-	(.41)
Net asset value, end of period	$ 42.83	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99
Total Return B, C	10.59%	(13.28)%	(5.16)%	35.71%	(3.58)%	19.70%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.13%	1.06%	.96%	.80%	.81%
Expenses net of fee waivers, if any	1.10% A	1.13%	1.06%	.96%	.80%	.81%
Expenses net of all reductions	1.08% A	1.13%	1.05%	.95%	.75%	.75%
Net investment income (loss)	(.51)% A	(.37)%	(.42)%	(.45)%	(.26)% G	1.13% H
Supplemental Data
Net assets, end of period (in millions)	$ 5,122	$ 4,677	$ 6,871	$ 8,778	$ 7,370	$ 8,063
Portfolio turnover rate F	139% A	151%	145%	121%	149%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.07)	(.05)	(.05)
Net realized and unrealized gain (loss)	4.22	(5.80)	(3.06)
Total from investment operations	4.15	(5.85)	(3.11)
Net asset value, end of period	$ 42.98	$ 38.83	$ 44.68
Total Return B, C	10.69%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.92%	.91% A
Expenses net of fee waivers, if any	.94% A	.92%	.91% A
Expenses net of all reductions	.91% A	.92%	.91% A
Net investment income (loss)	(.34)% A	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,772	$ 488,683	$ 93
Portfolio turnover rate F	139% A	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)
(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between OTC and Class K to eligible shareholders of OTC. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions-in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 704,627
Gross unrealized depreciation	(478,934)
Net unrealized appreciation (depreciation)	$ 225,693

Tax cost	$ 5,761,214

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,954,681 and $3,863,060, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,707.22
Class K	164.06
	$ 5,871

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $71 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,110.38%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $676.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,750. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $695 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by one hundred fifty-three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
OTC
Shares sold	15,651	30,393	$ 667,307	$ 1,008,444
Conversion to Class K	(520)	(11,534)	(20,492)	(344,688)
Shares redeemed	(16,305)	(51,952)	(692,590)	(1,755,471)
Net increase (decrease)	(1,174)	(33,093)	$ (45,775)	$ (1,091,715)
Class K
Shares sold	3,872	2,992	$ 170,126	$ 95,604
Conversion from OTC	518	11,521	20,492	344,688
Shares redeemed	(1,764)	(1,930)	(74,644)	(60,037)
Net increase (decrease)	2,626	12,583	$ 115,974	$ 380,255

A Conversion transactions for Class K and OTC are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

OTC-USAN-0310
1.789288.107

Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
OTC	1.10%
Actual		$ 1,000.00	$ 1,105.90	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class K	.94%
Actual		$ 1,000.00	$ 1,106.90	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.1	7.4
Apple, Inc.	6.3	5.6
Google, Inc. Class A	4.7	4.5
Oracle Corp.	3.4	1.1
QUALCOMM, Inc.	2.5	2.9
Sprint Nextel Corp.	2.5	0.7
NVIDIA Corp.	2.3	0.5
eBay, Inc.	1.9	1.4
Amazon.com, Inc.	1.8	1.7
Amgen, Inc.	1.5	2.8
	35.0
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.1	52.1
Health Care	17.0	17.2
Consumer Discretionary	11.1	12.5
Financials	8.5	6.8
Industrials	5.6	4.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.7%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	10.4%	** Foreign investments	10.8%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)(c)	264,600	$ 6,835
Strayer Education, Inc. (c)	148,200	30,793
		37,628
Hotels, Restaurants & Leisure - 2.1%
Ameristar Casinos, Inc.	245,000	3,628
BJ's Restaurants, Inc. (a)	569,500	12,039
Ctrip.com International Ltd. sponsored ADR (a)	164,200	5,138
P.F. Chang's China Bistro, Inc. (a)(c)	162,000	6,253
Starbucks Corp. (a)	2,944,500	64,161
Starwood Hotels & Resorts Worldwide, Inc.	454,200	15,134
Wyndham Worldwide Corp.	626,200	13,144
		119,497
Household Durables - 0.9%
iRobot Corp. (a)(c)(d)	1,688,286	26,675
Lennar Corp. Class A	231,900	3,562
Pulte Homes, Inc.	809,500	8,516
Whirlpool Corp.	162,600	12,224
		50,977
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	846,700	106,185
Netflix, Inc. (a)	130,500	8,124
		114,309
Media - 2.0%
DIRECTV (a)	2,081,900	63,186
DISH Network Corp. Class A	1,024,200	18,702
DreamWorks Animation SKG, Inc. Class A (a)	164,507	6,406
Liberty Global, Inc. Class A (a)	350,400	8,893
The Walt Disney Co.	402,100	11,882
Virgin Media, Inc.	706,600	10,027
		119,096
Specialty Retail - 1.8%
Citi Trends, Inc. (a)	510,437	15,890
Gymboree Corp. (a)	199,400	7,779
O'Reilly Automotive, Inc. (a)	332,800	12,580
Staples, Inc.	1,635,000	38,357
Urban Outfitters, Inc. (a)	880,900	27,810
		102,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	234,500	$ 23,021
Lululemon Athletica, Inc. (a)(c)	1,259,873	35,579
Polo Ralph Lauren Corp. Class A	467,300	38,319
		96,919
TOTAL CONSUMER DISCRETIONARY		640,842
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	251,600	14,449
Household Products - 0.1%
Energizer Holdings, Inc. (a)	129,100	7,165
TOTAL CONSUMER STAPLES		21,614
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	132,100	5,981
Smith International, Inc.	396,900	12,034
		18,015
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. (a)	236,800	9,616
Brigham Exploration Co. (a)	920,400	12,002
Denbury Resources, Inc. (a)	739,300	10,018
James River Coal Co. (a)(c)	1,308,100	20,472
Peabody Energy Corp.	147,300	6,204
		58,312
TOTAL ENERGY		76,327
FINANCIALS - 8.5%
Capital Markets - 0.8%
Morgan Stanley	730,800	19,571
Northern Trust Corp.	516,200	26,078
		45,649
Commercial Banks - 4.7%
Associated Banc-Corp.	767,500	9,763
Barclays PLC Sponsored ADR	1,436,300	24,575
BB&T Corp.	759,400	21,164
Comerica, Inc.	486,300	16,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CVB Financial Corp. (c)	1,078,800	$ 10,335
East West Bancorp, Inc.	851,200	13,985
Fifth Third Bancorp	3,179,600	39,554
Huntington Bancshares, Inc.	2,402,400	11,507
Regions Financial Corp.	3,843,400	24,406
Sumitomo Mitsui Financial Group, Inc. ADR	2,722,700	8,740
SunTrust Banks, Inc.	539,300	13,121
SVB Financial Group (a)	392,600	17,035
Umpqua Holdings Corp.	252,600	3,122
Wells Fargo & Co.	1,996,000	56,746
		270,835
Consumer Finance - 0.2%
ORIX Corp.	143,560	10,814
Diversified Financial Services - 2.0%
Bank of America Corp.	1,433,600	21,762
Citigroup, Inc.	8,010,400	26,595
CME Group, Inc.	136,900	39,266
Hong Kong Exchanges and Clearing Ltd.	208,100	3,546
Indiabulls Financial Services Ltd.	1,044,600	2,476
JPMorgan Chase & Co.	589,200	22,943
NBH Holdings Corp. Class A (a)(e)	141,700	2,834
		119,422
Insurance - 0.8%
CNinsure, Inc. ADR (c)	453,000	8,430
Genworth Financial, Inc. Class A (a)	1,000,000	13,840
MBIA, Inc. (a)(c)	3,576,900	17,634
Protective Life Corp.	284,700	4,797
		44,701
Real Estate Management & Development - 0.0%
Indiabulls Real Estate Ltd. (a)	700,000	2,658
TOTAL FINANCIALS		494,079
HEALTH CARE - 17.0%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	836,760	38,801
Allos Therapeutics, Inc. (a)	846,100	6,143
Alnylam Pharmaceuticals, Inc. (a)	574,300	9,706
Amgen, Inc. (a)	1,496,700	87,527
Amylin Pharmaceuticals, Inc. (a)	1,557,009	27,995
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	352,700	$ 18,954
BioMarin Pharmaceutical, Inc. (a)	157,400	3,058
Cephalon, Inc. (a)	277,300	17,703
Cepheid, Inc. (a)	689,600	10,130
Dendreon Corp. (a)(c)	1,786,200	49,478
Exelixis, Inc. (a)	1,699,972	11,271
Human Genome Sciences, Inc. (a)(c)	2,333,550	61,769
ImmunoGen, Inc. (a)	230,409	1,611
InterMune, Inc. (c)	966,000	15,079
Isis Pharmaceuticals, Inc. (a)	1,548,049	17,276
Medivation, Inc. (a)	104,762	3,488
Myriad Genetics, Inc. (a)	923,978	21,713
Pharmasset, Inc. (a)	179,000	3,741
Rigel Pharmaceuticals, Inc. (a)	833,284	6,841
Seattle Genetics, Inc. (a)	1,465,403	15,123
Targacept, Inc. (a)	250,649	5,251
Vertex Pharmaceuticals, Inc. (a)	877,288	33,688
		466,346
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	1,372,359	10,869
AGA Medical Holdings, Inc.	386,200	5,534
Elekta AB (B Shares)	506,100	11,872
ev3, Inc. (a)	641,000	9,346
HeartWare International, Inc. (a)	30,100	1,163
Hologic, Inc. (a)	1,221,000	18,400
Intuitive Surgical, Inc. (a)	99,100	32,511
Mako Surgical Corp. (a)(c)	1,181,663	13,565
NuVasive, Inc. (a)	599,700	16,552
Stereotaxis, Inc. (a)(c)	1,000,000	4,060
Thoratec Corp. (a)	1,597,900	45,300
		169,172
Health Care Providers & Services - 1.2%
Amedisys, Inc. (a)	58,700	3,226
CIGNA Corp.	428,200	14,460
Express Scripts, Inc. (a)	486,510	40,799
UnitedHealth Group, Inc.	277,700	9,164
		67,649
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 1.0%
athenahealth, Inc. (a)(c)	903,600	$ 35,548
SXC Health Solutions Corp. (a)	457,500	21,482
		57,030
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)(c)	1,177,192	43,191
Illumina, Inc.:
warrants 11/20/10 (a)(g)	354,776	3,863
warrants 1/19/11 (a)(g)	452,917	5,023
Life Technologies Corp. (a)	402,598	20,013
QIAGEN NV (a)	1,470,800	32,005
		104,095
Pharmaceuticals - 2.0%
Elan Corp. PLC sponsored ADR (a)	3,315,051	24,697
Shire PLC sponsored ADR	215,300	12,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,374,573	77,966
		115,495
TOTAL HEALTH CARE		979,787
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	547,964	18,669
Precision Castparts Corp.	66,300	6,978
		25,647
Airlines - 2.4%
AMR Corp. (a)	4,841,400	33,502
Continental Airlines, Inc. Class B (a)	1,692,859	31,132
Delta Air Lines, Inc. (a)	1,791,200	21,906
JetBlue Airways Corp. (a)	837,320	4,136
UAL Corp. (a)	4,035,900	49,359
		140,035
Construction & Engineering - 0.0%
MYR Group, Inc. (a)	124,830	1,980
Electrical Equipment - 1.0%
Energy Conversion Devices, Inc. (a)(c)	281,300	2,563
First Solar, Inc. (a)(c)	268,836	30,459
Fushi Copperweld, Inc. (a)	1,333,600	12,296
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Saft Groupe SA	232,742	$ 9,980
SunPower Corp. Class A (a)(c)	196,189	4,000
		59,298
Machinery - 0.7%
Altra Holdings, Inc. (a)	573,800	6,323
Navistar International Corp. (a)	86,289	3,192
PACCAR, Inc.	852,900	30,730
		40,245
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	243,500	3,796
Road & Rail - 0.7%
CSX Corp.	565,600	24,242
Hertz Global Holdings, Inc. (a)(c)	1,015,000	10,515
Saia, Inc. (a)	300,000	3,600
		38,357
Trading Companies & Distributors - 0.2%
DXP Enterprises, Inc. (a)	312,715	4,093
Interline Brands, Inc. (a)	409,400	6,878
Rush Enterprises, Inc. Class A (a)	258,100	2,932
		13,903
TOTAL INDUSTRIALS		323,261
INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 5.9%
Brocade Communications Systems, Inc. (a)	3,721,700	25,568
Cisco Systems, Inc. (a)	3,358,300	75,461
Emulex Corp. (a)	778,800	8,754
Palm, Inc. (a)(c)	5,012,090	52,076
QUALCOMM, Inc.	3,688,600	144,556
Riverbed Technology, Inc. (a)	1,489,500	33,395
		339,810
Computers & Peripherals - 8.8%
Apple, Inc. (a)	1,913,200	367,564
Compellent Technologies, Inc. (a)	644,084	12,804
Dell, Inc. (a)	2,788,456	35,971
SanDisk Corp. (a)	1,740,950	44,255
Seagate Technology	3,010,900	50,372
		510,966
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
BYD Co. Ltd. (H Shares) (a)(c)	1,132,000	$ 8,296
Prime View International Co. Ltd. sponsored GDR (a)(e)	44,300	813
		9,109
Internet Software & Services - 7.5%
Baidu.com, Inc. sponsored ADR (a)	20,600	8,481
eBay, Inc. (a)	4,723,200	108,728
Google, Inc. Class A (a)	509,740	269,867
NetEase.com, Inc. sponsored ADR (a)	160,600	5,268
Rackspace Hosting, Inc. (a)	689,600	12,565
Tencent Holdings Ltd.	548,800	10,264
VistaPrint Ltd. (a)	381,300	21,357
		436,530
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	801,445	34,991
Echo Global Logistics, Inc.	242,900	2,932
Visa, Inc. Class A	217,600	17,850
		55,773
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	2,918,600	21,773
Amkor Technology, Inc. (a)(c)	2,227,527	12,675
Applied Materials, Inc.	1,595,851	19,437
ASM International NV (NASDAQ) (a)	122,500	2,810
ASML Holding NV (NY Shares)	307,200	9,600
Avago Technologies Ltd.	1,611,600	28,010
Cree, Inc. (a)	300,400	16,795
Cypress Semiconductor Corp. (a)	863,950	8,683
Intel Corp.	4,025,600	78,097
KLA-Tencor Corp.	629,100	17,741
Lam Research Corp. (a)	1,098,500	36,261
Marvell Technology Group Ltd. (a)	2,846,000	49,606
Mellanox Technologies Ltd. (a)	858,000	15,761
MEMC Electronic Materials, Inc. (a)	1,484,700	18,678
Micron Technology, Inc. (a)	1,720,600	15,004
NVE Corp. (a)(c)	49,300	2,056
NVIDIA Corp. (a)	8,526,600	131,224
O2Micro International Ltd. sponsored ADR (a)	1,640,800	7,695
Silicon Laboratories, Inc. (a)	175,406	7,409
Standard Microsystems Corp. (a)	444,600	8,870
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,064,800	$ 31,231
Volterra Semiconductor Corp. (a)(d)	1,322,300	25,772
		565,188
Software - 16.9%
Activision Blizzard, Inc. (a)	2,389,600	24,278
ArcSight, Inc. (a)	497,712	11,821
Ariba, Inc. (a)	2,114,596	26,623
BMC Software, Inc. (a)	233,800	9,034
Check Point Software Technologies Ltd. (a)	1,178,100	37,676
Citrix Systems, Inc. (a)	600,500	24,951
DemandTec, Inc. (a)	855,133	5,079
Gameloft (a)(d)	6,912,973	36,450
Informatica Corp. (a)	584,600	13,849
Mentor Graphics Corp. (a)	627,100	5,029
Microsoft Corp.	16,489,400	464,670
Nuance Communications, Inc. (a)	386,200	5,801
Oracle Corp.	8,490,700	195,796
Pegasystems, Inc.	560,428	18,634
Perfect World Co. Ltd. sponsored ADR Class B (a)	351,729	13,116
Sourcefire, Inc. (a)	489,365	10,203
SuccessFactors, Inc. (a)	625,179	10,190
Symantec Corp. (a)	829,400	14,058
Taleo Corp. Class A (a)	954,485	19,386
TiVo, Inc. (a)	909,175	8,201
VMware, Inc. Class A (a)	496,100	22,528
		977,373
TOTAL INFORMATION TECHNOLOGY		2,894,749
MATERIALS - 1.5%
Chemicals - 1.4%
Celanese Corp. Class A	344,700	10,031
Dow Chemical Co.	627,600	17,002
Solutia, Inc. (a)	379,689	5,221
The Mosaic Co.	667,200	35,702
W.R. Grace & Co. (a)	461,300	11,016
		78,972
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Steel Dynamics, Inc.	521,700	$ 7,919
TOTAL MATERIALS		86,891
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.2%
Cbeyond, Inc. (a)(c)	848,690	10,575
Clearwire Corp.:
rights 6/21/10 (a)(c)	3,206,700	1,443
Class A (a)(c)	3,206,700	20,811
Global Crossing Ltd. (a)	2,231,000	31,167
Neutral Tandem, Inc. (a)(c)	126,100	1,950
		65,946
Wireless Telecommunication Services - 3.0%
Leap Wireless International, Inc. (a)(c)	2,291,000	30,218
Sprint Nextel Corp. (a)	43,969,556	144,220
		174,438
TOTAL TELECOMMUNICATION SERVICES		240,384
TOTAL COMMON STOCKS (Cost $5,464,597)		5,757,934
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f) (Cost $228,973)	228,972,840	228,973
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $5,693,570)		5,986,907
NET OTHER ASSETS - (3.7)%		(210,960)
NET ASSETS - 100%		$ 5,775,947
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,647,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,886,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
Illumina, Inc. warrants 1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	676
Total	$ 700
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$ 18,823	$ 5,497	$ 10,841	$ -	$ -
Gameloft	23,134	5,384	-	-	36,450
iRobot Corp.	-	22,455	1,013	-	26,675
Volterra Semiconductor Corp.	20,371	1,413	-	-	25,772
Total	$ 62,328	$ 34,749	$ 11,854	$ -	$ 88,897
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 640,842	$ 640,842	$ -	$ -
Consumer Staples	21,614	21,614	-	-
Energy	76,327	76,327	-	-
Financials	494,079	491,245	-	2,834
Health Care	979,787	959,029	20,758	-
Industrials	323,261	313,281	9,980	-
Information Technology	2,894,749	2,858,299	36,450	-
Materials	86,891	86,891	-	-
Telecommunication Services	240,384	240,384	-	-
Money Market Funds	228,973	228,973	-	-
Total Investments in Securities:	$ 5,986,907	$ 5,916,885	$ 67,188	$ 2,834
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,834
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,834
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Israel	2.4%
Bermuda	1.8%
Cayman Islands	1.5%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $2,529,643,000 of which $878,595,000, $1,249,895,000 and $401,153,000 will expire on July 31, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $240,601,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $215,789) - See accompanying schedule: Unaffiliated issuers (cost $5,398,407)	$ 5,669,037
Fidelity Central Funds (cost $228,973)	228,973
Other affiliated issuers (cost $66,190)	88,897
Total Investments (cost $5,693,570)		$ 5,986,907
Receivable for investments sold		90,983
Receivable for fund shares sold		7,317
Dividends receivable		573
Distributions receivable from Fidelity Central Funds		173
Prepaid expenses		21
Other receivables		959
Total assets		6,086,933

Liabilities
Payable to custodian bank	$ 417
Payable for investments purchased	65,724
Payable for fund shares redeemed	10,343
Accrued management fee	4,241
Other affiliated payables	1,088
Other payables and accrued expenses	200
Collateral on securities loaned, at value	228,973
Total liabilities		310,986

Net Assets		$ 5,775,947
Net Assets consist of:
Paid in capital		$ 7,870,776
Accumulated net investment loss		(14,103)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,374,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		293,289
Net Assets		$ 5,775,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($5,122,175 ÷ 119,582 shares)	$ 42.83

Class K: Net Asset Value, offering price and redemption price per share ($653,772 ÷ 15,211 shares)	$ 42.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 15,555
Income from Fidelity Central Funds		700
Total income		16,255

Expenses
Management fee Basic fee	$ 17,373
Performance adjustment	6,755
Transfer agent fees	5,871
Accounting and security lending fees	668
Custodian fees and expenses	68
Independent trustees' compensation	17
Registration fees	77
Audit	41
Legal	22
Interest	8
Miscellaneous	45
Total expenses before reductions	30,945
Expense reductions	(695)	30,250
Net investment income (loss)		(13,995)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	482,646
Other affiliated issuers	7,292
Foreign currency transactions	153
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		490,103
Change in net unrealized appreciation (depreciation) on: Investment securities	63,843
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		63,864
Net gain (loss)		553,967
Net increase (decrease) in net assets resulting from operations		$ 539,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,995)	$ (15,605)
Net realized gain (loss)	490,103	(679,506)
Change in net unrealized appreciation (depreciation)	63,864	(298,374)
Net increase (decrease) in net assets resulting from operations	539,972	(993,485)
Share transactions - net increase (decrease)	70,199	(711,460)
Total increase (decrease) in net assets	610,171	(1,704,945)

Net Assets
Beginning of period	5,165,776	6,870,721
End of period (including accumulated net investment loss of $14,103 and accumulated net investment loss of $108, respectively)	$ 5,775,947	$ 5,165,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99	$ 30.43
Income from Investment Operations
Net investment income (loss) D	(.11)	(.12)	(.20)	(.19)	(.10) G	.37 H
Net realized and unrealized gain (loss)	4.21	(5.81)	(2.23)	12.58	(1.19)	5.60
Total from investment operations	4.10	(5.93)	(2.43)	12.39	(1.29)	5.97
Distributions from net investment income	-	-	-	-	-	(.41)
Net asset value, end of period	$ 42.83	$ 38.73	$ 44.66	$ 47.09	$ 34.70	$ 35.99
Total Return B, C	10.59%	(13.28)%	(5.16)%	35.71%	(3.58)%	19.70%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.13%	1.06%	.96%	.80%	.81%
Expenses net of fee waivers, if any	1.10% A	1.13%	1.06%	.96%	.80%	.81%
Expenses net of all reductions	1.08% A	1.13%	1.05%	.95%	.75%	.75%
Net investment income (loss)	(.51)% A	(.37)%	(.42)%	(.45)%	(.26)% G	1.13% H
Supplemental Data
Net assets, end of period (in millions)	$ 5,122	$ 4,677	$ 6,871	$ 8,778	$ 7,370	$ 8,063
Portfolio turnover rate F	139% A	151%	145%	121%	149%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.07)	(.05)	(.05)
Net realized and unrealized gain (loss)	4.22	(5.80)	(3.06)
Total from investment operations	4.15	(5.85)	(3.11)
Net asset value, end of period	$ 42.98	$ 38.83	$ 44.68
Total Return B, C	10.69%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.92%	.91% A
Expenses net of fee waivers, if any	.94% A	.92%	.91% A
Expenses net of all reductions	.91% A	.92%	.91% A
Net investment income (loss)	(.34)% A	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,772	$ 488,683	$ 93
Portfolio turnover rate F	139% A	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)
(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between OTC and Class K to eligible shareholders of OTC. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions-in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 704,627
Gross unrealized depreciation	(478,934)
Net unrealized appreciation (depreciation)	$ 225,693

Tax cost	$ 5,761,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,954,681 and $3,863,060, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,707.22
Class K	164.06
	$ 5,871

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $71 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,110.38%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $676.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,750. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $695 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by one hundred fifty-three dollars.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
OTC
Shares sold	15,651	30,393	$ 667,307	$ 1,008,444
Conversion to Class K	(520)	(11,534)	(20,492)	(344,688)
Shares redeemed	(16,305)	(51,952)	(692,590)	(1,755,471)
Net increase (decrease)	(1,174)	(33,093)	$ (45,775)	$ (1,091,715)
Class K
Shares sold	3,872	2,992	$ 170,126	$ 95,604
Conversion from OTC	518	11,521	20,492	344,688
Shares redeemed	(1,764)	(1,930)	(74,644)	(60,037)
Net increase (decrease)	2,626	12,583	$ 115,974	$ 380,255

A Conversion transactions for Class K and OTC are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

OTC-K-USAN-0310
1.863312.101

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Actual	1.00%	$ 1,000.00	$ 1,173.30	$ 5.48
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.16	$ 5.09

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	1.9	2.8
Ventas, Inc.	1.4	1.4
Equity Lifestyle Properties, Inc.	1.3	0.9
Acadia Realty Trust (SBI)	1.2	0.9
MFA Financial, Inc. Series A, 8.50%	1.0	1.4
	6.8
Top 5 Bonds as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Lexington Master Ltd. Partnership 5.45% 1/15/27	2.0	1.3
Ventas Realty LP 6.5% 6/1/16	1.5	0.6
Acadia Realty Trust 3.75% 12/15/26	1.5	1.1
Omega Healthcare Investors, Inc. 7% 4/1/14	1.3	1.0
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4431% 3/15/22	1.1	1.3
	7.4
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Health Care Facilities	11.1	12.6
REITs - Shopping Centers	10.4	8.3
REITs - Mortgage	7.3	10.0
REITs - Management/Investment	7.1	5.5
REITs - Apartments	7.0	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Common Stocks 20.9%		Common Stocks 20.5%
	Preferred Stocks 9.4%		Preferred Stocks 10.9%
	Bonds 45.7%		Bonds 42.8%
	Convertible Securities 16.4%		Convertible Securities 17.9%
	Other Investments 1.0%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 7.6%
* Foreign investments	2.9%	** Foreign investments	3.5%

Semiannual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Common Stocks - 20.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	67,400	$ 2,245,768
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	1,391,775
TOTAL CONSUMER DISCRETIONARY		3,637,543
FINANCIALS - 18.6%
Capital Markets - 0.1%
HFF, Inc. (a)	85,509	528,446
Real Estate Investment Trusts - 18.5%
Acadia Realty Trust (SBI)	562,049	8,953,441
Alexandria Real Estate Equities, Inc.	24,900	1,487,277
AMB Property Corp. (SBI)	188,600	4,526,400
American Campus Communities, Inc.	72,600	1,862,916
Annaly Capital Management, Inc.	274,850	4,776,893
Anworth Mortgage Asset Corp.	87,900	606,510
Apartment Investment & Management Co. Class A	167,741	2,576,502
Associated Estates Realty Corp.	161,500	1,907,315
AvalonBay Communities, Inc.	55,725	4,269,092
Brandywine Realty Trust (SBI)	163,900	1,840,597
CapLease, Inc.	148,800	682,992
CBL & Associates Properties, Inc.	251,873	2,518,730
Cypress Sharpridge Investments, Inc.	365,663	4,929,137
Cypress Sharpridge Investments, Inc. (f)	146,458	1,974,254
DiamondRock Hospitality Co.	41,700	339,438
Duke Realty LP	283,683	3,211,292
Equity Lifestyle Properties, Inc.	194,030	9,375,530
Equity Residential (SBI)	66,900	2,144,145
Federal Realty Investment Trust (SBI)	22,100	1,422,798
Franklin Street Properties Corp.	63,317	795,262
Government Properties Income Trust	102,800	2,385,988
Health Care REIT, Inc.	31,900	1,371,700
Highwoods Properties, Inc. (SBI)	108,000	3,262,680
Host Hotels & Resorts, Inc.	13,600	144,160
Liberty Property Trust (SBI)	32,400	984,960
MFA Financial, Inc.	1,920,081	14,131,796
Monmouth Real Estate Investment Corp. Class A	104,000	777,920
National Retail Properties, Inc.	137,700	2,781,540
Nationwide Health Properties, Inc.	103,680	3,417,293
Pebblebrook Hotel Trust (a)	51,600	1,063,992
ProLogis Trust	216,966	2,733,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	18,000	$ 1,425,240
Redwood Trust, Inc.	146,500	2,094,950
Regency Centers Corp. (e)	159,500	5,341,655
Simon Property Group, Inc.	77,643	5,590,296
Sun Communities, Inc.	75,900	1,374,549
Sunstone Hotel Investors, Inc.	636,000	5,463,240
The Macerich Co. (e)	102,393	3,158,824
Two Harbors Investment Corp.	105,500	1,002,250
U-Store-It Trust	338,963	2,345,624
UDR, Inc.	86,701	1,349,068
Ventas, Inc.	240,680	10,156,696
Vornado Realty Trust	39,590	2,560,681
Winthrop Realty Trust	117,290	1,460,261
		136,579,656
TOTAL FINANCIALS		137,108,102
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	270,300	4,932,975
Capital Senior Living Corp. (a)	240,200	1,210,608
Emeritus Corp. (a)(e)	243,100	4,424,420
Sun Healthcare Group, Inc. (a)	97,100	848,654
		11,416,657
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	61,500	2,453,850
TOTAL COMMON STOCKS (Cost $140,499,350)		154,616,152
Preferred Stocks - 10.8%

Convertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	20,000	410,000
HRPT Properties Trust 6.50%	80,000	1,460,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust Series C 6.50%	129,938	$ 4,572,193
Simon Property Group, Inc. 6.00%	20,600	1,269,784
		7,711,977
Real Estate Management & Development - 0.4%
Grubb & Ellis Co.:
12.00% (f)	22,500	2,238,750
12.00% (a)(f)	5,000	497,500
		2,736,250
TOTAL FINANCIALS		10,448,227
Nonconvertible Preferred Stocks - 9.4%
FINANCIALS - 9.4%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	367,500
Red Lion Hotels Capital Trust 9.50%	77,750	1,776,588
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	35,300	7,060
		2,151,148
Real Estate Investment Trusts - 9.1%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,671,650
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	120
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	144,900	3,590,622
Anworth Mortgage Asset Corp. Series A, 8.625%	219,327	5,373,512
Apartment Investment & Management Co.:
Series G, 9.375%	125,698	3,137,422
Series T, 8.00%	57,500	1,290,875
CBL & Associates Properties, Inc. (depositary shares) Series C, 7.75%	20,000	415,000
Cedar Shopping Centers, Inc. 8.875%	82,601	2,044,375
CenterPoint Properties Trust Series D, 5.377%	3,575	1,585,513
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	893,100
Cousins Properties, Inc. Series A, 7.75%	80,000	1,660,800
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,700	844,022
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,872,750
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
8.375%	128,517	$ 3,189,792
Series L, 6.60%	10,666	216,306
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	6,000
Highwoods Properties, Inc. Series B, 8.00%	300	7,500
HomeBanc Mortgage Corp. Series A, 10.00% (a)	104,685	628
Hospitality Properties Trust:
Series B, 8.875%	80,200	2,012,218
Series C, 7.00%	58,500	1,240,200
Host Hotels & Resorts, Inc. Series E, 8.875%	39,000	994,500
HRPT Properties Trust Series B, 8.75%	23,961	585,128
Innkeepers USA Trust Series C, 8.00% (a)	62,400	81,120
Kimco Realty Corp. Series G, 7.75%	77,300	1,881,482
LaSalle Hotel Properties:
Series B, 8.375%	26,800	634,088
Series E, 8.00%	42,750	983,678
Series G, 7.25%	21,960	459,842
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	1,794,000
Series B, 7.625% (a)	31,240	421,740
Lexington Corporate Properties Trust Series B, 8.05%	29,000	608,420
Lexington Realty Trust 7.55%	23,800	473,144
LTC Properties, Inc. Series F, 8.00%	76,900	1,878,667
MFA Financial, Inc. Series A, 8.50%	304,399	7,503,435
Mid-America Apartment Communities, Inc. Series H, 8.30%	30,800	770,000
Newcastle Investment Corp. Series B, 9.75% (a)	92,100	782,850
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,475,100
Parkway Properties, Inc. Series D, 8.00%	25,000	579,000
ProLogis Trust Series C, 8.54%	84,446	4,290,912
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	30,890	733,638
Series P, 6.70%	35,000	743,750
Public Storage:
(depositary shares)	54,800	1,394,660
Series I, 7.25%	10,828	271,999
Series K, 7.25%	21,418	534,165
Series L, 6.75%	1,900	44,004
Series N, 7.00%	4,200	102,186
Realty Income Corp. 6.75%	600	14,340
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Regency Centers Corp.:
7.25%	10,000	$ 233,000
Series C 7.45%	18,000	419,940
Saul Centers, Inc. 8.00%	93,700	2,253,485
Strategic Hotel & Resorts, Inc. 8.50% (f)	119,500	1,663,440
Sunstone Hotel Investors, Inc. Series A, 8.00%	20,000	451,200
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,166,773
		67,276,103
TOTAL FINANCIALS		69,427,251
TOTAL PREFERRED STOCKS (Cost $97,891,221)		79,875,478
Corporate Bonds - 40.5%
		Principal Amount (d)
Convertible Bonds - 15.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	854,250
FINANCIALS - 14.9%
Real Estate Investment Trusts - 9.1%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	10,972,894
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (f)		6,895,000	6,570,246
BRE Properties, Inc. 4.125% 8/15/26		7,800,000	7,726,875
CapLease, Inc. 7.5% 10/1/27 (f)		5,180,000	4,584,300
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	4,991,625
Inland Real Estate Corp. 4.625% 11/15/26		7,970,000	7,641,238
Lexington Corporate Properties Trust 6% 1/15/30 (f)		5,000,000	4,871,875
National Retail Properties, Inc. 3.95% 9/15/26		2,000,000	2,063,945
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,177,438
2.625% 5/15/38		1,500,000	1,348,125
The Macerich Co. 3.25% 3/15/12 (f)		4,800,000	4,506,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		6,000,000	5,962,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Washington (REIT):
3.875% 9/15/26		$ 1,600,000	$ 1,576,000
3.875% 9/15/26		2,450,000	2,413,250
			67,406,311
Real Estate Management & Development - 5.8%
BioMed Realty LP:
3.75% 1/15/30 (f)		3,000,000	2,889,375
4.5% 10/1/26 (f)		2,500,000	2,487,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	986,200
Corporate Office Properties LP 3.5% 9/15/26 (f)		3,280,000	3,149,784
Duke Realty LP 3.75% 12/1/11 (f)		2,650,000	2,616,875
ERP Operating LP 3.85% 8/15/26		5,500,000	5,465,625
First Potomac Realty Investment LP 4% 12/15/11 (f)		1,600,000	1,520,000
Home Properties, Inc. 4.125% 11/1/26 (f)		2,100,000	2,047,500
Kilroy Realty LP 3.25% 4/15/12 (f)		5,400,000	5,089,500
Lexington Master Ltd. Partnership 5.45% 1/15/27 (f)		14,950,000	14,800,481
MPT Operating Partnership LP 9.25% 4/1/13 (f)		1,000,000	1,056,500
SL Green Realty Corp. 3% 3/30/27 (f)		500,000	463,750
			42,573,090
TOTAL FINANCIALS			109,979,401
TOTAL CONVERTIBLE BONDS			110,833,651
Nonconvertible Bonds - 25.5%
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 0.4%
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		2,000,000	2,057,500
Times Square Hotel Trust 8.528% 8/1/26 (f)		857,178	857,178
			2,914,678
Household Durables - 2.4%
KB Home:
5.75% 2/1/14		510,000	492,150
5.875% 1/15/15		2,000,000	1,900,000
6.25% 6/15/15		3,500,000	3,316,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
9.1% 9/15/17		$ 1,000,000	$ 1,045,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	940,000
5.95% 10/17/11		1,000,000	1,005,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	1,999,500
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	2,343,750
Ryland Group, Inc. 8.4% 5/15/17		745,000	789,700
Standard Pacific Corp.:
6.25% 4/1/14		2,200,000	1,947,000
7.75% 3/15/13		1,335,000	1,254,900
10.75% 9/15/16		1,000,000	1,055,000
			18,088,250
Specialty Retail - 0.4%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		2,490,000	2,732,775
TOTAL CONSUMER DISCRETIONARY			23,735,703
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,281,883	1,371,615
FINANCIALS - 21.5%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (f)		1,500,000	1,646,250
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (f)		2,000,000	1,905,000
Real Estate Investment Trusts - 12.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,000,000	1,037,357
5.5% 1/15/12		527,000	553,773
6.625% 9/15/11		393,000	419,076
Camden Property Trust 5% 6/15/15		1,100,000	1,100,138
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	814,777
6.25% 6/15/14		3,005,000	3,132,418
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10		$ 900,000	$ 896,053
5% 5/3/10		1,000,000	1,000,608
5.375% 10/15/12		500,000	486,785
7.5% 7/15/18		3,250,000	3,082,466
9.625% 3/15/16		3,836,000	4,160,376
DuPont Fabros Technology LP 8.5% 12/15/17 (f)		845,000	870,350
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,456,592
6.25% 12/15/14		3,000,000	3,085,281
Federal Realty Investment Trust:
4.5% 2/15/11		1,500,000	1,522,404
5.65% 6/1/16		725,000	716,135
5.95% 8/15/14		2,000,000	2,125,514
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,060,088
6% 3/1/15		1,000,000	1,026,906
6% 1/30/17		1,000,000	989,787
6.3% 9/15/16		5,250,000	5,301,272
7.072% 6/8/15		1,500,000	1,602,237
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,053,891
6.2% 6/1/16		750,000	770,690
Healthcare Realty Trust, Inc.:
6.5% 1/17/17		1,875,000	1,957,204
8.125% 5/1/11		2,290,000	2,429,429
HMB Capital Trust V 3.8536% 12/15/36 (c)(f)(g)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	851,792
6.75% 2/15/13		610,000	639,848
7.875% 8/15/14		1,000,000	1,076,193
HRPT Properties Trust:
0.8538% 3/16/11 (g)		787,000	734,391
6.5% 1/15/13		200,000	209,196
iStar Financial, Inc. 5.95% 10/15/13		4,830,000	3,018,750
Kimco Realty Corp. 5.783% 3/15/16		450,000	460,914
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,258,825
6.25% 2/1/13		1,000,000	1,058,453
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.: - continued
6.5% 7/15/11		$ 2,000,000	$ 2,084,502
8.25% 7/1/12		1,300,000	1,387,053
Omega Healthcare Investors, Inc.:
7% 4/1/14		9,220,000	9,243,050
7% 1/15/16		1,295,000	1,298,238
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,838,547
Potlatch Corp. 7.5% 11/1/19 (f)		1,000,000	1,022,500
Rouse Co. 7.2% 9/15/12 (c)		2,000,000	2,050,000
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	355,000
8.625% 1/15/12		5,900,000	6,121,250
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,057,345
7.75% 2/22/11		500,000	524,845
UDR, Inc. 5.5% 4/1/14		500,000	513,208
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	1,024,856
5.13% 1/15/14		500,000	503,103
6.05% 6/1/13		2,500,000	2,617,600
Weingarten Realty Investors:
4.857% 1/15/14		2,500,000	2,504,915
5.263% 5/15/12		1,000,000	1,002,715
			89,108,949
Real Estate Management & Development - 8.7%
AMB Property LP:
5.9% 8/15/13		400,000	416,400
6.125% 12/1/16		1,000,000	1,022,553
6.3% 6/1/13		2,095,000	2,226,369
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,750,000	1,707,696
5.75% 4/1/12		1,000,000	1,035,434
7.5% 5/15/15		1,000,000	1,057,119
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,500,000	1,680,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,486,709
6.25% 6/15/14		1,594,000	1,592,197
6.875% 8/15/12		1,000,000	1,027,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16		$ 2,500,000	$ 2,375,468
Duke Realty LP:
5.625% 8/15/11		560,000	583,157
6.25% 5/15/13		750,000	792,067
7.375% 2/15/15		1,500,000	1,632,878
ERP Operating LP 5.2% 4/1/13		1,000,000	1,036,963
Forest City Enterprises, Inc. 7.625% 6/1/15		1,200,000	1,086,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,710,798
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	500,000
9% 5/15/17 (f)		750,000	810,000
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,180,383
6.375% 8/15/12		2,679,000	2,865,911
Post Apartment Homes LP:
5.45% 6/1/12		713,000	713,732
6.3% 6/1/13		2,000,000	2,071,664
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,555,772
5.875% 6/15/17		400,000	395,841
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(f)		650,000	656,500
Simon Property Group LP:
5.65% 2/1/20		1,400,000	1,401,016
6.75% 5/15/14		1,200,000	1,334,118
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		1,000,000	1,022,500
Ventas Realty LP:
6.5% 6/1/16		2,340,000	2,281,500
6.5% 6/1/16		11,370,000	11,085,750
6.625% 10/15/14		6,160,000	6,160,000
7.125% 6/1/15		3,147,000	3,178,470
			64,682,465
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (c)(f)		4,000,000	1,360,000
TOTAL FINANCIALS			158,702,664
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,000,000	$ 1,050,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,570,000	3,659,250
			4,709,250
TOTAL NONCONVERTIBLE BONDS			188,519,232
TOTAL CORPORATE BONDS (Cost $279,888,878)			299,352,883
Asset-Backed Securities - 3.5%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		1,384,000	1,217,920
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (f)		2,260,000	904,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5906% 3/23/19 (f)(g)		416,089	266,297
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (f)(g)		2,816,737	2,591,398
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7306% 3/20/50 (f)(g)		2,250,000	225,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		5,375,000	5,213,750
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (f)(g)		1,271,490	635,745
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)		2,478,796	1,611,218
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	359,026
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		1,570,000	1,051,900
Class B2, 1.6006% 12/28/35 (f)(g)		1,575,000	582,996
Class D, 9% 12/28/35 (f)		500,000	127,050
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		997,000	249,250
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (f)(g)		1,827,106	1,644,395
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6206% 11/28/39 (f)(g)		$ 550,000	$ 38,500
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,570,205
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7306% 6/25/35 (g)(j)		1,259,000	44,506
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7806% 8/26/30 (f)(g)		742,947	74,295
Class E, 2.2306% 8/26/30 (f)(g)		1,439,191	71,960
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7806% 11/20/17 (f)(g)		1,926,008	1,738,222
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	239,236
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,726,799
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		883,000	451,213
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (f)		2,691,239	2,287,553
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9281% 2/5/36 (f)(g)		3,321,288	332
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (f)(g)		2,000,000	120,000
Series 2006-1A Class A1A, 0.5106% 9/25/26 (f)(g)		1,349,000	903,830
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2166% 11/21/40 (f)(g)		250,000	7,500
TOTAL ASSET-BACKED SECURITIES (Cost $40,970,649)			25,954,096
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 3.0%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4431% 3/15/22 (f)(g)		8,453,182	8,051,205
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4131% 6/15/22 (f)(g)		3,250,000	2,634,470
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (f)		134,216	18,146
Series 2002-R2 Class 2B3, 5.108% 7/25/33 (f)(g)		242,307	86,069
Series 2003-40 Class B3, 4.5% 10/25/18 (f)		180,906	20,913
Series 2003-R2 Class B3, 5.5% 5/25/43 (f)		429,804	28,904
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R3:
Class B2, 5.5% 11/25/33 (f)		$ 1,634,448	$ 488,311
Class B3, 5.5% 11/25/33 (f)		489,406	100,388
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)(g)		411,755	25,475
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (f)		1,512,000	895,860
Class G, 6.971% 3/8/10 (f)		1,720,000	847,100
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7331% 6/15/22 (f)(g)		5,198,066	4,262,414
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		1,240,000	1,140,800
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		1,600,000	1,474,982
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1813% 7/10/35 (f)(g)		628,131	388,813
Series 2004-C Class B5, 1.5813% 9/10/36 (f)(g)		347,303	155,001
Series 2005-A Class B6, 2.2313% 3/10/37 (f)(g)		1,843,306	327,371
Series 2005-B Class B6, 1.8313% 6/10/37 (f)(g)		907,253	79,748
Series 2005-D Class B6, 2.4831% 12/15/37 (f)(g)		457,705	27,325
Series 2006-B Class B6, 1.9331% 7/15/38 (f)(g)		924,201	25,878
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		53,517	16,876
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)		105,991	50,616
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7313% 12/10/35 (f)(g)		552,949	200,831
Series 2004-A Class B7, 4.4813% 2/10/36 (f)(g)		559,731	274,940
Series 2004-B Class B7, 4.2313% 2/10/36 (f)(g)		691,332	197,237
Series 2005-C Class B7, 3.3313% 9/10/37 (f)(g)		1,865,752	157,283
Series 2006-B Class B7, 4.0831% 7/15/38 (f)(g)		924,201	35,767
Series 2007-A Class BB, 3.5831% 2/15/39 (f)(g)		782,583	10,643
TOTAL PRIVATE SPONSOR			22,023,366
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		212,930	86,989
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.7716% 2/25/42 (f)(g)		130,242	51,058
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		$ 285,642	$ 78,291
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.8531% 6/25/43 (f)(g)		174,237	50,088
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 5.0213% 10/25/42 (f)(g)		75,505	18,540
TOTAL U.S. GOVERNMENT AGENCY			284,966
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,089,697)			22,308,332
Commercial Mortgage Securities - 13.7%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (f)		3,200,000	3,340,000
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,642,003
Class B2, 7.525% 4/14/29		560,000	571,200
Banc of America Commercial Mortgage, Inc. sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	3,997,866
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2331% 3/15/22 (f)(g)		820,000	328,000
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (f)		2,600,000	2,612,560
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (g)		3,500,000	3,818,019
Series 2004-TF2A Class AX, 0.0145% 11/15/19 (f)(g)(i)		4,659,932	466
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4931% 5/15/23 (f)(g)		5,800,000	5,296,180
Class D, 0.7031% 5/15/23 (f)(g)		1,250,000	1,062,775
Class F, 0.8331% 5/15/23 (f)(g)		1,825,000	1,462,501
Series 2006-HC1A Class A1, 0.4231% 5/15/23 (f)(g)		4,849,299	4,489,583
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		1,000,000	400,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (f)		915,000	963,038
Class E, 6.0652% 11/15/36 (f)		800,000	842,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 1,200,000	$ 764,482
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2262% 6/10/31 (f)(g)		2,500,000	2,565,372
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (f)		2,000,000	1,949,114
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		7,545,000	6,413,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	808,415
Series 2002-1A Class H, 7.1598% 12/10/35 (f)(g)		991,000	858,130
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (f)		1,000,000	1,000,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (g)		2,767,000	2,883,125
Class G, 6.75% 4/15/29 (g)		1,250,000	643,792
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		2,498,656	2,486,163
Class J, 6.974% 8/15/36 (f)		1,500,000	1,425,319
Series 2000-C1:
Class H, 7% 3/15/33 (f)		950,000	889,048
Class K, 7% 3/15/33		1,100,000	763,057
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,709,096
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		2,000,000	1,793,673
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		880,000	814,490
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5347% 3/1/20 (f)(g)		1,400,000	1,060,640
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (f)(g)		2,895,000	175,057
Class X, 1.3473% 10/15/32 (f)(g)(i)		10,917,314	88,703
Series 2009-IWST Class D, 7.443% 12/1/27 (f)		3,250,000	3,124,765
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4131% 2/15/19 (f)(g)		2,764,862	2,571,846
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,720,000	2,715,126
Series 1999-C8:
Class G, 6% 7/15/31 (f)		1,385,000	1,142,565
Class H, 6% 7/15/31 (f)		2,638,000	158,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		$ 2,820,000	$ 2,834,100
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,740,252
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)		1,850,000	1,591,000
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	269,550
Class G, 4.384% 7/12/15	CAD	355,000	129,640
Class H, 4.384% 7/12/15	CAD	236,000	82,930
Class J, 4.384% 7/12/15	CAD	355,000	120,096
Class K, 4.384% 7/12/15	CAD	355,000	115,662
Class L, 4.384% 7/12/15	CAD	236,000	74,079
Class M, 4.384% 7/12/15	CAD	995,000	246,739
Merrill Lynch Mortgage Investors Trust:
Series 1999-C1 Class G, 6.71% 11/15/31 (f)		3,135,788	156,789
Series 2001-HRPA Class H, 6.778% 2/3/16 (f)		1,965,000	1,906,050
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6558% 5/12/39 (g)		1,200,000	1,021,713
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	30,000
Class E, 7.983% 10/15/13		1,453,000	43,590
Class IO, 7.9258% 1/15/18 (g)(i)		5,819,818	814,775
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		2,543,954	2,359,517
Series 2006-HQ10 Class AM, 5.36% 11/12/41		7,450,000	6,479,237
Series 2005-HQ7 Class E, 5.2073% 11/14/42 (g)		850,000	484,500
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (f)		1,486,185	1,449,807
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		3,662,899	3,259,980
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		1,000,000	1,038,750
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)		2,170,000	2,182,065
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		2,000,000	1,900,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8081% 7/15/24 (f)(g)		1,200,000	205,330
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $108,134,781)			101,165,850
Floating Rate Loans - 0.9%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.26% 10/27/13 (g)		$ 28,257	$ 26,773
FINANCIALS - 0.9%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (g)		1,000,000	1,010,000
TowerCo Finance LLC term loan 6% 11/24/14 (g)		170,000	171,700
			1,181,700
Real Estate Management & Development - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (g)		660,016	584,114
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,700,000
Tranche B, term loan 3.2507% 10/10/13 (g)		2,451,489	2,169,568
			5,453,682
TOTAL FINANCIALS			6,635,382
TOTAL FLOATING RATE LOANS (Cost $6,368,590)			6,662,155
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (f)	1,000,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)	500,000	65,700
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)	1,220,000	276,818
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (f)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(f)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (f)	1,650,000	0
		342,526
TOTAL PREFERRED SECURITIES (Cost $5,771,203)		342,526
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (h)	48,486,061	$ 48,486,061
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(h)	5,684,304	5,684,304
TOTAL MONEY MARKET FUNDS (Cost $54,170,365)		54,170,365
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $765,784,734)		744,447,837
NET OTHER ASSETS - (0.7)%		(5,403,655)
NET ASSETS - 100%		$ 739,044,182
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,590,868 or 25.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $209,786 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 184,517
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 215,258
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7306% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,644
Fidelity Securities Lending Cash Central Fund	1,907
Total	$ 61,551
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,637,543	$ 2,245,768	$ -	$ 1,391,775
Financials	216,983,580	198,429,488	15,173,939	3,380,153
Health Care	11,416,657	11,416,657	-	-
Materials	2,453,850	2,453,850	-	-
Corporate Bonds	299,352,883	-	297,135,452	2,217,431
Asset-Backed Securities	25,954,096	-	10,971,620	14,982,476
Collateralized Mortgage Obligations	22,308,332	-	19,530,346	2,777,986
Commercial Mortgage Securities	101,165,850	-	78,935,982	22,229,868
Floating Rate Loans	6,662,155	-	6,662,155	-
Preferred Securities	342,526	-	-	342,526
Money Market Funds	54,170,365	54,170,365	-	-
Total Investments in Securities:	$ 744,447,837	$ 268,716,128	$ 428,409,494	$ 47,322,215
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,391,775
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,391,775
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -
Equities - Financials
Beginning Balance	$ 3,099,870
Total Realized Gain (Loss)	(2,073,397)
Total Unrealized Gain (Loss)	2,625,701
Cost of Purchases	-
Proceeds of Sales	(271,913)
Amortization/Accretion	-
Transfers in/out of Level 3	(108)
Ending Balance	$ 3,380,153
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 390,763
Corporate Bonds
Beginning Balance	$ 2,343,856
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(114,908)
Cost of Purchases	-
Proceeds of Sales	(11,517)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,217,431
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (114,908)
Asset-Backed Securities
Beginning Balance	$ 11,832,848
Total Realized Gain (Loss)	18,342
Total Unrealized Gain (Loss)	4,149,901
Cost of Purchases	1,325,364
Proceeds of Sales	(418,165)
Amortization/Accretion	(355,609)
Transfers in/out of Level 3	(1,570,205)
Ending Balance	$ 14,982,476
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 3,305,253
Collateralized Mortgage Obligations
Beginning Balance	$ 2,036,201
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,677,504
Cost of Purchases	-
Proceeds of Sales	(337,724)
Amortization/Accretion	(757,348)
Transfers in/out of Level 3	(840,647)
Ending Balance	$ 2,777,986
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 2,081,571
Commercial Mortgage Securities
Beginning Balance	$ 6,157,272
Total Realized Gain (Loss)	2,114
Total Unrealized Gain (Loss)	4,718,557
Cost of Purchases	4,993,168
Proceeds of Sales	(14,684)
Amortization/Accretion	(1,924,552)
Transfers in/out of Level 3	8,297,993
Ending Balance	$ 22,229,868
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 3,824,464
Preferred Securities
Beginning Balance	$ 159,115
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	71,195
Cost of Purchases	113,400
Proceeds of Sales	-
Amortization/Accretion	(1,184)
Transfers in/out of Level 3	-
Ending Balance	$ 342,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 71,195

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.0%
AAA,AA,A	13.8%
BBB	19.0%
BB	10.0%
B	3.2%
CCC,CC,C	3.3%
D	0.0%
Not Rated	12.4%
Equities	31.7%
Short-Term Investments and Net Other Assets	6.6%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $15,326,444 of which $1,722,470 and $13,603,974 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,966,365 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010

Assets
Investment in securities, at value (including securities loaned of $5,520,769) - See accompanying schedule: Unaffiliated issuers (cost $711,614,369)	$ 690,277,472
Fidelity Central Funds (cost $54,170,365)	54,170,365
Total Investments (cost $765,784,734)		$ 744,447,837
Cash		1,656,455
Receivable for investments sold		62,238
Receivable for fund shares sold		2,235,825
Dividends receivable		505,910
Interest receivable		5,111,553
Distributions receivable from Fidelity Central Funds		9,085
Prepaid expenses		2,006
Other receivables		2,177
Total assets		754,033,086

Liabilities
Payable for investments purchased	$ 7,887,270
Payable for fund shares redeemed	787,418
Accrued management fee	337,605
Other affiliated payables	220,185
Other payables and accrued expenses	72,122
Collateral on securities loaned, at value	5,684,304
Total liabilities		14,988,904

Net Assets		$ 739,044,182
Net Assets consist of:
Paid in capital		$ 786,537,278
Undistributed net investment income		3,819,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,979,063)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,333,236)
Net Assets, for 79,671,584 shares outstanding		$ 739,044,182
Net Asset Value, offering price and redemption price per share ($739,044,182 ÷ 79,671,584 shares)		$ 9.28

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2010

Investment Income
Dividends		$ 5,467,623
Interest		15,879,377
Income from Fidelity Central Funds		61,551
Total income		21,408,551

Expenses
Management fee	$ 1,723,773
Transfer agent fees	1,051,791
Accounting and security lending fees	143,815
Custodian fees and expenses	9,681
Independent trustees' compensation	1,692
Registration fees	50,382
Audit	75,101
Legal	8,426
Miscellaneous	4,115
Total expenses before reductions	3,068,776
Expense reductions	(11,163)	3,057,613
Net investment income (loss)		18,350,938
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,806,598
Foreign currency transactions	3,796
Total net realized gain (loss)		5,810,394
Change in net unrealized appreciation (depreciation) on: Investment securities	67,094,337
Assets and liabilities in foreign currencies	(722)
Total change in net unrealized appreciation (depreciation)		67,093,615
Net gain (loss)		72,904,009
Net increase (decrease) in net assets resulting from operations		$ 91,254,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,350,938	$ 24,141,669
Net realized gain (loss)	5,810,394	(25,453,488)
Change in net unrealized appreciation (depreciation)	67,093,615	(12,255,306)
Net increase (decrease) in net assets resulting from operations	91,254,947	(13,567,125)
Distributions to shareholders from net investment income	(23,092,431)	(21,152,317)
Share transactions Proceeds from sales of shares	268,807,057	268,384,038
Reinvestment of distributions	21,274,819	19,305,679
Cost of shares redeemed	(82,553,606)	(183,099,387)
Net increase (decrease) in net assets resulting from share transactions	207,528,270	104,590,330
Redemption fees	84,554	250,779
Total increase (decrease) in net assets	275,775,340	70,121,667

Net Assets
Beginning of period	463,268,842	393,147,175
End of period (including undistributed net investment income of $3,819,203 and undistributed net investment income of $8,560,696, respectively)	$ 739,044,182	$ 463,268,842
Other Information Shares
Sold	30,028,598	36,427,202
Issued in reinvestment of distributions	2,387,035	2,602,609
Redeemed	(9,174,413)	(24,280,916)
Net increase (decrease)	23,241,220	14,748,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31,

Years ended July 31,

2010

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.43	$ 11.22	$ 11.78	$ 12.17	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.27	.54	.59	.63	.66	.60
Net realized and unrealized gain (loss)	1.14	(1.27)	(1.48)	(.37)	(.11)	.83
Total from investment operations	1.41	(.73)	(.89)	.26	.55	1.43
Distributions from net investment income	(.34)	(.50)	(.66)	(.58)	(.67)	(.57)
Distributions from net realized gain	-	-	(.24)	(.24)	(.27)	(.18)
Total distributions	(.34)	(.50)	(.90)	(.82)	(.94)	(.75)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 9.28	$ 8.21	$ 9.43	$ 11.22	$ 11.78	$ 12.17
Total Return B, C	17.33%	(6.92)%	(8.43)%	2.00%	4.82%	12.90%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.00%	.94%	.88%	.85%	.85%
Expenses net of fee waivers, if any	1.00% A	1.00%	.94%	.88%	.85%	.85%
Expenses net of all reductions	.99% A	1.00%	.94%	.88%	.85%	.85%
Net investment income (loss)	5.97% A	7.15%	5.77%	5.30%	5.61%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 739,044	$ 463,269	$ 393,147	$ 516,268	$ 521,265	$ 667,403
Portfolio turnover rate F	28% A	47%	32%	45%	27%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. A significant portion of the Fund's securities are valued at period end by a single source or dealer.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,070,487
Gross unrealized depreciation	(83,031,135)
Net unrealized appreciation (depreciation)	$ (22,960,648)

Tax cost	$ 767,408,485

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $264,840,807 and $78,837,202, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,881 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,116 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,907.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $6,821.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,163 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $179.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2010, and the related statements of operations for the six months in the period then ended, the statement of changes in net assets for the six months in the period then ended and for the year ended July 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2010, the results of its operations for the six months in the period then ended, the changes in its net assets for the six months in the period then ended and for the year ended July 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
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Colorado

281 East Flatiron Circle
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Connecticut

48 West Putnam Avenue
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Delaware

400 Delaware Avenue
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Florida

175 East Altamonte Drive
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121 Alhambra Plaza
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2948 N. Federal Highway
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Naples, FL

230 Royal Palm Way
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Sarasota, FL

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Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

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Chicago, IL

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Highland Park, IL

1415 West 22nd Street
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Indiana

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Indianapolis, IN

Kansas

5400 College Boulevard
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Maine

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Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
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980 Madison Avenue
New York, NY

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350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
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2070 Broadway
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Roslyn, NY

799 Central Park Avenue
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Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

REI-USAN-0310
1.789734.106

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Series Small Cap Opportunities	1.02%
Actual		$ 1,000.00	$ 1,138.30	$ 5.50
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Class F	.78%
Actual		$ 1,000.00	$ 1,139.80	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wright Express Corp.	1.3	1.7
Forestar Group, Inc.	1.2	1.0
Waddell & Reed Financial, Inc. Class A	1.1	1.0
PacWest Bancorp	1.1	0.6
TCF Financial Corp.	1.1	0.7
Alexandria Real Estate Equities, Inc.	1.1	0.8
Astoria Financial Corp.	1.1	1.0
Washington Federal, Inc.	1.1	0.9
National Penn Bancshares, Inc.	1.1	0.0
Platinum Underwriters Holdings Ltd.	1.1	0.0
	11.3
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	19.7
Information Technology	19.4	19.4
Consumer Discretionary	14.1	13.4
Health Care	14.0	13.6
Industrials	12.8	13.9
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks and Equity Futures 99.3%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.6%	** Foreign investments	8.5%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.4%
BorgWarner, Inc.	294,600	$ 10,337,514
Tenneco, Inc. (a)	568,900	10,058,152
		20,395,666
Hotels, Restaurants & Leisure - 2.2%
Red Robin Gourmet Burgers, Inc. (a)	218,360	4,024,375
Vail Resorts, Inc. (a)(c)	259,500	8,745,150
WMS Industries, Inc. (a)	181,000	6,711,480
Wyndham Worldwide Corp.	589,600	12,375,704
		31,856,709
Household Durables - 2.4%
iRobot Corp. (a)(c)	305,983	4,834,531
Meritage Homes Corp. (a)	499,200	11,177,088
Mohawk Industries, Inc. (a)	208,600	8,638,126
Tempur-Pedic International, Inc. (a)	407,954	10,153,975
		34,803,720
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (c)	206,000	4,194,160
Media - 1.5%
John Wiley & Sons, Inc. Class A	272,000	11,356,000
Lamar Advertising Co. Class A (a)	367,600	10,513,360
		21,869,360
Specialty Retail - 4.3%
Cabela's, Inc. Class A (a)(c)	656,738	10,586,617
Fourlis Holdings SA	646,900	7,874,262
Genesco, Inc. (a)	110,771	2,611,980
Gymboree Corp. (a)	209,900	8,188,199
RadioShack Corp.	593,000	11,575,360
Shoe Carnival, Inc. (a)	585,114	10,690,033
Signet Jewelers Ltd. (a)	354,300	9,693,648
		61,220,099
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	103,400	10,150,778
G-III Apparel Group Ltd. (a)	578,900	10,078,649
Iconix Brand Group, Inc. (a)	594,400	7,501,328
		27,730,755
TOTAL CONSUMER DISCRETIONARY		202,070,469
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	149,500	$ 5,748,275
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	168,900	5,707,131
Casey's General Stores, Inc.	125,200	3,841,136
		9,548,267
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)(c)	87,600	7,430,232
Tyson Foods, Inc. Class A	498,600	6,890,652
		14,320,884
Personal Products - 1.2%
Chattem, Inc. (a)	75,800	7,084,268
Elizabeth Arden, Inc. (a)	557,800	8,657,056
Schiff Nutrition International, Inc.	263,900	2,111,200
		17,852,524
TOTAL CONSUMER STAPLES		47,469,950
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	260,300	8,725,256
Hornbeck Offshore Services, Inc. (a)	268,800	5,781,888
Superior Energy Services, Inc. (a)	379,200	8,710,224
		23,217,368
Oil, Gas & Consumable Fuels - 3.4%
Cloud Peak Energy, Inc.	583,000	7,876,330
Comstock Resources, Inc. (a)	276,100	10,765,139
EXCO Resources, Inc.	636,048	11,156,282
Mariner Energy, Inc. (a)	539,600	7,797,220
Whiting Petroleum Corp. (a)	154,900	10,310,144
		47,905,115
TOTAL ENERGY		71,122,483
FINANCIALS - 20.3%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)(c)	186,300	11,284,191
optionsXpress Holdings, Inc.	923,702	13,255,124
Waddell & Reed Financial, Inc. Class A	511,800	16,034,694
		40,574,009
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.7%
Associated Banc-Corp.	1,113,528	$ 14,164,076
CapitalSource, Inc.	3,127,900	14,982,641
City National Corp.	289,000	14,273,710
National Penn Bancshares, Inc.	2,527,700	15,166,200
PacWest Bancorp	770,100	15,979,575
TCF Financial Corp. (c)	1,081,400	15,831,696
Western Liberty Bancorp (a)(d)	1,000,000	6,280,000
		96,677,898
Insurance - 3.7%
Amerisafe, Inc. (a)	662,000	11,452,600
Endurance Specialty Holdings Ltd.	372,400	13,413,848
Max Capital Group Ltd.	565,911	12,744,316
Platinum Underwriters Holdings Ltd.	413,699	15,000,726
		52,611,490
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc. (c)	264,400	15,792,612
Highwoods Properties, Inc. (SBI)	277,200	8,374,212
Home Properties, Inc.	194,700	8,631,051
National Retail Properties, Inc.	352,900	7,128,580
		39,926,455
Real Estate Management & Development - 2.1%
Forestar Group, Inc. (a)	890,200	16,531,014
Jones Lang LaSalle, Inc.	226,800	12,929,868
		29,460,882
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	1,190,000	15,708,000
Washington Federal, Inc.	841,600	15,695,840
		31,403,840
TOTAL FINANCIALS		290,654,574
HEALTH CARE - 14.0%
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	207,800	4,037,554
Human Genome Sciences, Inc. (a)	150,244	3,976,959
Incyte Corp. (a)(c)	511,554	5,463,397
Micromet, Inc. (a)	125,600	975,912
OREXIGEN Therapeutics, Inc. (a)	413,300	2,628,588
Protalix BioTherapeutics, Inc. (a)(c)	20,059	137,404
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	150,800	$ 4,020,328
Theravance, Inc. (a)(c)	385,400	4,227,838
		25,467,980
Health Care Equipment & Supplies - 2.3%
Angiodynamics, Inc. (a)	464,900	7,461,645
DexCom, Inc. (a)	554,300	5,021,958
Masimo Corp. (a)	22,700	630,152
Orthofix International NV (a)	199,616	6,014,430
Quidel Corp. (a)	12,600	167,328
Volcano Corp. (a)	406,800	8,058,708
Zoll Medical Corp. (a)	180,900	5,036,256
		32,390,477
Health Care Providers & Services - 5.8%
Alliance Healthcare Services, Inc. (a)	1,097,922	5,522,548
BioScrip, Inc. (a)	838,900	6,098,803
Brookdale Senior Living, Inc. (a)	330,800	6,037,100
Catalyst Health Solutions, Inc. (a)	86,700	3,409,911
CIGNA Corp.	200,400	6,767,508
Emergency Medical Services Corp. Class A (a)	201,200	10,565,012
Hanger Orthopedic Group, Inc. (a)	279,001	4,536,556
Health Net, Inc. (a)	465,961	11,304,214
LHC Group, Inc. (a)	169,600	5,221,984
Odyssey Healthcare, Inc. (a)	435,500	6,393,140
PSS World Medical, Inc. (a)	276,900	5,681,988
RehabCare Group, Inc. (a)	239,950	6,972,947
ResCare, Inc. (a)	123,330	1,111,203
Sun Healthcare Group, Inc. (a)	382,000	3,338,680
		82,961,594
Health Care Technology - 1.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	66,900	1,101,174
Computer Programs & Systems, Inc.	76,455	2,877,002
SXC Health Solutions Corp. (a)	158,700	7,451,910
Transcend Services, Inc. (a)	176,344	3,308,213
		14,738,299
Life Sciences Tools & Services - 2.2%
Bruker BioSciences Corp. (a)	609,200	7,474,884
eResearchTechnology, Inc. (a)	906,739	5,576,445
ICON PLC sponsored ADR (a)	263,782	6,552,345
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)(c)	177,600	$ 6,516,144
QIAGEN NV (a)	248,400	5,405,184
		31,525,002
Pharmaceuticals - 0.9%
Ardea Biosciences, Inc. (a)	265,101	3,881,079
King Pharmaceuticals, Inc. (a)	300,000	3,603,000
ViroPharma, Inc. (a)	580,800	5,738,304
		13,222,383
TOTAL HEALTH CARE		200,305,735
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	63,200	4,990,904
Teledyne Technologies, Inc. (a)	201,300	7,500,438
		12,491,342
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	531,400	7,296,122
Airlines - 0.4%
Alaska Air Group, Inc. (a)	177,100	5,550,314
Building Products - 1.3%
AAON, Inc.	332,600	6,848,234
Armstrong World Industries, Inc. (a)	329,900	12,018,257
		18,866,491
Commercial Services & Supplies - 0.9%
United Stationers, Inc. (a)	237,800	12,974,368
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	364,000	7,385,560
Granite Construction, Inc.	329,900	10,187,312
		17,572,872
Electrical Equipment - 1.4%
General Cable Corp. (a)(c)	398,885	11,607,554
Regal-Beloit Corp.	115,600	5,479,440
SunPower Corp. Class A (a)(c)	149,300	3,044,227
		20,131,221
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	274,200	9,191,184
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.9%
Gardner Denver, Inc.	176,400	$ 7,029,540
Graco, Inc.	243,540	6,500,083
John Bean Technologies Corp.	503,300	8,299,417
Manitowoc Co., Inc.	785,700	8,564,130
Timken Co.	517,400	11,594,934
		41,988,104
Professional Services - 0.9%
ICF International, Inc. (a)	221,300	5,180,633
Kforce, Inc. (a)	607,500	8,122,275
		13,302,908
Road & Rail - 0.6%
Kansas City Southern (a)	263,300	7,820,010
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	635,400	10,674,720
WESCO International, Inc. (a)	236,200	6,547,464
		17,222,184
TOTAL INDUSTRIALS		184,407,120
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.6%
Adtran, Inc.	545,900	11,573,080
DragonWave, Inc. (a)(c)	431,700	4,836,590
Emulex Corp. (a)	695,800	7,820,792
NETGEAR, Inc. (a)	444,900	9,182,736
SeaChange International, Inc. (a)	549,600	3,555,912
		36,969,110
Computers & Peripherals - 1.6%
QLogic Corp. (a)	262,300	4,508,937
Super Micro Computer, Inc. (a)	874,291	10,814,980
Synaptics, Inc. (a)(c)	318,957	8,072,802
		23,396,719
Electronic Equipment & Components - 1.6%
Anixter International, Inc. (a)(c)	212,200	8,844,496
IPG Photonics Corp. (a)	510,700	7,354,080
Trimble Navigation Ltd. (a)	294,000	6,729,660
		22,928,236
Internet Software & Services - 2.1%
Art Technology Group, Inc. (a)	1,664,132	7,455,311
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	352,930	$ 7,249,182
Open Text Corp. (a)	146,400	5,768,103
Rackspace Hosting, Inc. (a)(c)	531,400	9,682,108
		30,154,704
IT Services - 2.5%
Alliance Data Systems Corp. (a)(c)	140,100	8,330,346
Sapient Corp. (a)	1,229,700	9,530,175
Wright Express Corp. (a)	622,800	18,285,405
		36,145,926
Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology, Inc. (a)(c)	1,271,000	7,231,990
Atheros Communications, Inc. (a)	232,400	7,453,068
Brooks Automation, Inc. (a)	682,756	5,694,185
Micron Technology, Inc. (a)	357,600	3,118,272
Omnivision Technologies, Inc. (a)	545,500	7,036,950
PMC-Sierra, Inc. (a)	259,872	2,065,982
Standard Microsystems Corp. (a)	186,007	3,710,840
Teradyne, Inc. (a)(c)	650,300	6,073,802
Ultratech, Inc. (a)	350,500	4,780,820
Varian Semiconductor Equipment Associates, Inc. (a)	201,100	5,898,263
		53,064,172
Software - 5.3%
Ariba, Inc. (a)	525,771	6,619,457
JDA Software Group, Inc. (a)	301,600	7,904,936
Mentor Graphics Corp. (a)	1,407,900	11,291,358
Nuance Communications, Inc. (a)	960,400	14,425,208
Parametric Technology Corp. (a)	880,400	14,579,424
Radiant Systems, Inc. (a)	668,200	7,717,710
Sybase, Inc. (a)	174,400	7,092,848
Synopsys, Inc. (a)	292,900	6,229,983
		75,860,924
TOTAL INFORMATION TECHNOLOGY		278,519,791
MATERIALS - 5.0%
Chemicals - 1.8%
Cabot Corp.	349,100	8,999,798
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	422,800	$ 9,263,548
W.R. Grace & Co. (a)	352,700	8,422,476
		26,685,822
Construction Materials - 0.4%
Texas Industries, Inc. (c)	155,000	5,260,700
Metals & Mining - 2.8%
Carpenter Technology Corp.	391,100	10,481,480
Commercial Metals Co.	456,600	6,273,684
Compass Minerals International, Inc.	157,700	9,941,408
First Uranium Corp. (a)(c)	1,402,600	2,518,463
Red Back Mining, Inc. (a)	741,600	11,145,153
		40,360,188
TOTAL MATERIALS		72,306,710
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc. (a)	61,100	3,582,904
Global Crossing Ltd. (a)	273,592	3,822,080
		7,404,984
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	124,100	4,063,034
Syniverse Holdings, Inc. (a)	240,400	4,041,124
		8,104,158
TOTAL TELECOMMUNICATION SERVICES		15,509,142
UTILITIES - 3.2%
Electric Utilities - 1.6%
Cleco Corp.	273,800	7,096,896
Great Plains Energy, Inc.	246,200	4,397,132
Portland General Electric Co.	241,100	4,701,450
Westar Energy, Inc.	293,600	6,262,488
		22,457,966
Gas Utilities - 1.0%
Northwest Natural Gas Co.	157,500	6,830,775
Southwest Gas Corp.	275,700	7,628,619
		14,459,394
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	264,600	$ 6,469,470
Water Utilities - 0.2%
Southwest Water Co.	471,300	2,856,078
TOTAL UTILITIES		46,242,908
TOTAL COMMON STOCKS (Cost $1,253,882,474)		1,408,608,882
Nonconvertible Preferred Stocks - 0.5%

FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00% (Cost $2,633,391)	315,384	6,705,064
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.02% 2/11/10 (e) (Cost $574,996)	$ 575,000	574,999
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	16,729,534	16,729,534
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	68,375,551	68,375,551
TOTAL MONEY MARKET FUNDS (Cost $85,105,085)		85,105,085
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,342,195,946)		1,500,994,030
NET OTHER ASSETS - (4.6)%		(66,403,337)
NET ASSETS - 100%		$ 1,434,590,693
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
132 NYFE Russell Mini Index Contracts	March 2010	$ 7,933,200	$ (334,395)
The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $574,999.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,167
Fidelity Securities Lending Cash Central Fund	499,701
Total	$ 533,868
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Assets Holding Corp (formerly known as FCStone Group, Inc.)	$ 7,828,236	$ -	$ 7,305,943	$ -	$ -
Western Liberty Bancorp	-	1,775,200	-	-	6,280,000
Total	$ 7,828,236	$ 1,775,200	$ 7,305,943	$ -	$ 6,280,000
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,070,469	$ 194,196,207	$ 7,874,262	$ -
Consumer Staples	47,469,950	47,469,950	-	-
Energy	71,122,483	71,122,483	-	-
Financials	297,359,638	297,359,638	-	-
Health Care	200,305,735	200,305,735	-	-
Industrials	184,407,120	184,407,120	-	-
Information Technology	278,519,791	278,519,791	-	-
Materials	72,306,710	72,306,710	-	-
Telecommunication Services	15,509,142	15,509,142	-	-
Utilities	46,242,908	46,242,908	-	-
U.S. Government and Government Agency Obligations	574,999	-	574,999	-
Money Market Funds	85,105,085	85,105,085	-	-
Total Investments in Securities:	$ 1,500,994,030	$ 1,492,544,769	$ 8,449,261	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (334,395)	$ (334,395)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (334,395)
Total Value of Derivatives	$ -	$ (334,395)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $328,938,313 of which $3,862,752, $19,665,075 and $305,410,486 will expire on July 31, 2015, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $257,575,605 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,929,641) - See accompanying schedule: Unaffiliated issuers (cost $1,247,430,375)	$ 1,409,608,945
Fidelity Central Funds (cost $85,105,085)	85,105,085
Other affiliated issuers (cost $9,660,486)	6,280,000
Total Investments (cost $1,342,195,946)		$ 1,500,994,030
Receivable for investments sold		10,432,265
Receivable for fund shares sold		1,920,830
Dividends receivable		560,039
Distributions receivable from Fidelity Central Funds		83,734
Prepaid expenses		5,294
Other receivables		92,336
Total assets		1,514,088,528

Liabilities
Payable to custodian bank	$ 28,606
Payable for investments purchased	9,540,222
Payable for fund shares redeemed	201,757
Accrued management fee	934,148
Payable for daily variation on futures contracts	59,400
Other affiliated payables	318,494
Other payables and accrued expenses	39,657
Collateral on securities loaned, at value	68,375,551
Total liabilities		79,497,835

Net Assets		$ 1,434,590,693
Net Assets consist of:
Paid in capital		$ 1,694,711,871
Accumulated net investment loss		(681,331)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(417,914,213)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,474,366
Net Assets		$ 1,434,590,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,362,275,267 ÷ 172,481,833 shares)	$ 7.90

Class F: Net Asset Value, offering price and redemption price per share ($72,315,426 ÷ 9,140,407 shares)	$ 7.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,973,865
Interest		537
Income from Fidelity Central Funds (including $499,701 from security lending)		533,868
Total income		6,508,270

Expenses
Management fee Basic fee	$ 5,090,858
Performance adjustment	123,493
Transfer agent fees	1,712,796
Accounting and security lending fees	260,457
Custodian fees and expenses	39,489
Independent trustees' compensation	4,161
Audit	33,317
Legal	4,660
Miscellaneous	11,359
Total expenses before reductions	7,280,590
Expense reductions	(90,989)	7,189,601
Net investment income (loss)		(681,331)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,609,197
Other affiliated issuers	2,732,496
Foreign currency transactions	(26,648)
Futures contracts	2,053,953
Capital gain distributions from Fidelity Central Funds	2,413
Total net realized gain (loss)		174,371,411
Change in net unrealized appreciation (depreciation) on: Investment securities	6,017,567
Assets and liabilities in foreign currencies	5,697
Futures contracts	(1,072,153)
Total change in net unrealized appreciation (depreciation)		4,951,111
Net gain (loss)		179,322,522
Net increase (decrease) in net assets resulting from operations		$ 178,641,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (681,331)	$ 5,093,481
Net realized gain (loss)	174,371,411	(336,177,072)
Change in net unrealized appreciation (depreciation)	4,951,111	196,145,576
Net increase (decrease) in net assets resulting from operations	178,641,191	(134,938,015)
Distributions to shareholders from net investment income	-	(5,991,213)
Share transactions - net increase (decrease)	(28,326,691)	76,947,174
Total increase (decrease) in net assets	150,314,500	(63,982,054)

Net Assets
Beginning of period	1,284,276,193	1,348,258,247
End of period (including accumulated net investment loss of $681,331 and undistributed net investment income of $0, respectively)	$ 1,434,590,693	$ 1,284,276,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 7.97	$ 9.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- J	.03	.02	.01
Net realized and unrealized gain (loss)	.96	(1.02)	(1.66)	(.36)
Total from investment operations	.96	(.99)	(1.64)	(.35)
Distributions from net investment income	-	(.04)	(.02)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.04)	(.04)	-
Redemption fees added to paid in capital I	-	-	- D,J	- D,J
Net asset value, end of period	$ 7.90	$ 6.94	$ 7.97	$ 9.65
Total Return B,C	13.83%	(12.34)%	(17.10)%	(3.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.02% A	.93%	.93%	1.00% A
Expenses net of fee waivers, if any	1.02% A	.93%	.93%	1.00% A
Expenses net of all reductions	1.01% A	.93%	.92%	.98% A
Net investment income (loss)	(.10)% A	.49%	.20%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,362,275	$ 1,284,079	$ 1,348,258	$ 984,470
Portfolio turnover rate F	136% A	167%	179%	176% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 22, 2007 (commencement of operations) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended July 31, 2009.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Year ended July 31,

(Unaudited)

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 6.24
Income from Investment Operations
Net investment income (loss) D	.01	- I
Net realized and unrealized gain (loss)	.96	.70
Total from investment operations	.97	.70
Net asset value, end of period	$ 7.91	$ 6.94
Total Return B,C	13.98%	11.22%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.68% A
Expenses net of fee waivers, if any	.78% A	.68% A
Expenses net of all reductions	.76% A	.68% A
Net investment income (loss)	.14% A	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,315	$ 197
Portfolio turnover rate F	136% A	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 218,393,551
Gross unrealized depreciation	(64,647,181)
Net unrealized appreciation (depreciation)	$ 153,746,370

Tax cost	$ 1,347,247,660

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,053,953	$ (1,072,153)

Total Derivatives Realized and Change in Unrealized Gain (Loss) (a) (b)	$ 2,053,953	$ (1,072,153)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,053,953 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,072,153) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $930,093,672 and $948,046,512, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Series Small Cap Opportunities, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Small Cap Opportunities	$ 1,712,796.24

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,891 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,734 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90,989 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Series Small Cap Opportunities	$ -	$ 5,991,213

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Series Small Cap Opportunities
Shares sold	12,407,522	29,784,876	$ 96,233,239	$ 160,099,974
Reinvestment of distributions	-	1,140,271	-	5,991,213
Shares redeemed	(25,073,874)	(15,013,563)	(196,915,840)	(89,319,366)
Net increase (decrease)	(12,666,352)	15,911,584	$ (100,682,601)	$ 76,771,821
Class F
Shares sold	9,415,261	28,431	$ 74,749,330	$ 175,553
Shares redeemed	(303,252)	(33)	(2,393,420)	(200)
Net increase (decrease)	9,112,009	28,398	$ 72,355,910	$ 175,353

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At period end, mutual funds managed by FMR or an affiliate were the owners of record of substantially all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

SMO-SANN-0310
1.839810.102

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,104.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,103.40	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,100.30	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,100.50	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth	1.13%
Actual		$ 1,000.00	$ 1,105.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	.83%
Actual		$ 1,000.00	$ 1,107.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,105.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Riverbed Technology, Inc.	1.4	0.5
j2 Global Communications, Inc.	1.2	1.5
Plantronics, Inc.	1.2	1.0
EXCO Resources, Inc.	1.2	1.8
Microsemi Corp.	1.2	0.0
Avis Budget Group, Inc.	1.1	0.0
Monster Worldwide, Inc.	1.1	0.8
Wright Express Corp.	1.1	0.8
Brookdale Senior Living, Inc.	1.0	1.1
Comstock Resources, Inc.	1.0	0.8
	11.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.3	20.7
Information Technology	23.0	24.0
Industrials	18.7	15.5
Consumer Discretionary	14.9	15.9
Energy	5.5	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 93.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	15.1%	** Foreign investments	11.2%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.8%
BorgWarner, Inc.	360,000	$ 12,632,400
ElringKlinger AG	194,187	4,316,300
Modine Manufacturing Co. (a)	609,000	5,791,590
		22,740,290
Distributors - 0.5%
Delticom AG	176,000	7,063,252
Diversified Consumer Services - 1.5%
Regis Corp.	604,400	9,628,092
Steiner Leisure Ltd. (a)	248,000	9,880,320
		19,508,412
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	187,600	7,442,092
BJ's Restaurants, Inc. (a)(c)	320,000	6,764,800
Life Time Fitness, Inc. (a)(c)	358,000	8,574,100
Town Sports International Holdings, Inc. (a)	33,442	78,923
WMS Industries, Inc. (a)	194,750	7,221,330
Wyndham Worldwide Corp.	419,000	8,794,810
		38,876,055
Household Durables - 2.0%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,835,188
Hooker Furniture Corp.	517,476	6,577,120
Tempur-Pedic International, Inc. (a)	444,000	11,051,160
		26,463,468
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	7,290,985
Specialty Retail - 2.9%
Casual Male Retail Group, Inc. (a)	2,348,113	6,574,716
Citi Trends, Inc. (a)	345,000	10,739,850
Jos. A. Bank Clothiers, Inc. (a)(c)	145,000	6,076,950
Sally Beauty Holdings, Inc. (a)	836,000	6,972,240
Signet Jewelers Ltd. (a)	250,000	6,840,000
		37,203,756
Textiles, Apparel & Luxury Goods - 2.6%
Fossil, Inc. (a)	305,000	9,958,250
G-III Apparel Group Ltd. (a)	430,300	7,491,523
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	994,500	$ 12,550,590
Ted Baker PLC	450,000	3,544,540
		33,544,903
TOTAL CONSUMER DISCRETIONARY		192,691,121
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Calavo Growers, Inc. (c)	534,046	8,950,611
Smithfield Foods, Inc. (a)(c)	750,000	11,295,000
		20,245,611
ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Northern Offshore Ltd. (a)	3,345,000	5,785,541
Parker Drilling Co. (a)	2,055,000	9,884,550
		15,670,091
Oil, Gas & Consumable Fuels - 4.3%
Arena Resources, Inc. (a)	210,000	8,051,400
Cabot Oil & Gas Corp.	175,600	6,720,212
Comstock Resources, Inc. (a)	336,198	13,108,360
EXCO Resources, Inc.	875,400	15,354,516
Massey Energy Co.	314,000	12,095,280
		55,329,768
TOTAL ENERGY		70,999,859
FINANCIALS - 3.5%
Capital Markets - 1.5%
Fifth Street Finance Corp.	565,000	6,186,750
Janus Capital Group, Inc.	497,800	6,078,138
optionsXpress Holdings, Inc.	455,000	6,529,250
		18,794,138
Commercial Banks - 1.0%
CapitalSource, Inc.	1,295,000	6,203,050
Huntington Bancshares, Inc.	1,371,100	6,567,569
		12,770,619
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	538,000	5,380,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	575,000	$ 7,894,750
TOTAL FINANCIALS		44,839,507
HEALTH CARE - 23.3%
Biotechnology - 2.7%
Dendreon Corp. (a)(c)	328,200	9,091,140
OREXIGEN Therapeutics, Inc. (a)(c)	846,550	5,384,058
PDL BioPharma, Inc. (c)	1,200,000	7,680,000
Theravance, Inc. (a)(c)	444,000	4,870,680
United Therapeutics Corp. (a)	128,000	7,624,960
		34,650,838
Health Care Equipment & Supplies - 5.3%
ev3, Inc. (a)	755,000	11,007,900
Integra LifeSciences Holdings Corp. (a)	287,400	11,036,160
Meridian Bioscience, Inc. (c)	464,605	9,310,684
Natus Medical, Inc. (a)	613,000	8,318,410
Orthofix International NV (a)	200,000	6,026,000
Sirona Dental Systems, Inc. (a)	224,000	7,206,080
STRATEC Biomedical Systems AG	175,000	6,105,175
Wright Medical Group, Inc. (a)	522,000	9,333,360
		68,343,769
Health Care Providers & Services - 6.8%
Brookdale Senior Living, Inc. (a)	728,000	13,286,000
Community Health Systems, Inc. (a)	351,000	11,449,620
Emergency Medical Services Corp. Class A (a)	165,000	8,664,150
Hanger Orthopedic Group, Inc. (a)	606,900	9,868,194
Health Management Associates, Inc. Class A (a)	1,672,000	11,102,080
Providence Service Corp. (a)	393,800	5,056,392
PSS World Medical, Inc. (a)	564,499	11,583,519
Psychiatric Solutions, Inc. (a)	430,000	9,481,500
Synergy Health PLC	780,411	7,672,813
		88,164,268
Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	230,000	8,654,900
Life Sciences Tools & Services - 4.1%
Bruker BioSciences Corp. (a)	885,000	10,858,950
ICON PLC sponsored ADR (a)	520,000	12,916,800
Illumina, Inc. (a)	122,900	4,509,201
PerkinElmer, Inc.	435,000	8,760,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	361,000	$ 7,855,360
Varian, Inc. (a)(c)	165,000	8,507,400
		53,408,611
Pharmaceuticals - 3.8%
Ardea Biosciences, Inc. (a)(c)	472,000	6,910,080
Biodel, Inc. (a)	425,000	1,704,250
Cadence Pharmaceuticals, Inc. (a)(c)	659,000	6,563,640
Hikma Pharmaceuticals PLC	1,150,000	10,040,374
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	6,320,160
ViroPharma, Inc. (a)	1,000,000	9,880,000
XenoPort, Inc. (a)	401,000	7,410,480
		48,828,984
TOTAL HEALTH CARE		302,051,370
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,830,620
Airlines - 1.2%
AirTran Holdings, Inc. (a)(c)	1,930,000	9,302,600
Hawaiian Holdings, Inc. (a)	961,800	5,713,092
		15,015,692
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	257,000	9,362,510
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)(c)	87,497	501,358
The Geo Group, Inc. (a)	503,000	9,305,500
Waste Connections, Inc. (a)	235,000	7,559,950
		17,366,808
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	511,000	10,368,190
Orion Marine Group, Inc. (a)	490,000	9,275,700
		19,643,890
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	340,100	12,168,778
Regal-Beloit Corp.	217,000	10,285,800
Roth & Rau AG (a)(c)	150,000	6,041,501
SunPower Corp. Class B (a)	407,400	7,565,418
		36,061,497
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.3%
Altra Holdings, Inc. (a)	770,000	$ 8,485,400
Blount International, Inc. (a)	1,100,000	12,254,000
Commercial Vehicle Group, Inc. (a)(d)	1,264,964	6,059,178
Duoyuan Global Water, Inc. ADR	232,600	6,629,100
OSG Corp. (c)	825,000	9,047,856
		42,475,534
Professional Services - 1.9%
Kforce, Inc. (a)	780,000	10,428,600
Monster Worldwide, Inc. (a)(c)	905,880	14,122,669
		24,551,269
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	1,333,000	14,423,060
Contrans Group, Inc. Class A	981,600	6,664,562
Knight Transportation, Inc.	387,300	7,010,130
		28,097,752
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	744,000	12,499,200
Interline Brands, Inc. (a)	550,000	9,240,000
Rush Enterprises, Inc. Class A (a)	773,254	8,784,165
		30,523,365
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	317,200	9,868,092
TOTAL INDUSTRIALS		241,797,029
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.5%
Adtran, Inc.	510,000	10,812,000
CommScope, Inc. (a)	275,200	7,488,192
Plantronics, Inc.	595,000	15,719,900
Polycom, Inc. (a)	360,000	8,074,800
Riverbed Technology, Inc. (a)	785,000	17,599,701
ViaSat, Inc. (a)	410,700	11,224,431
		70,919,024
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	1,050,000	12,988,500
Synaptics, Inc. (a)(c)	303,000	7,668,930
Wincor Nixdorf AG (c)	157,400	10,618,282
		31,275,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Insight Enterprises, Inc. (a)	535,000	$ 6,157,850
SYNNEX Corp. (a)	290,000	7,676,300
		13,834,150
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	1,620,652	7,260,521
j2 Global Communications, Inc. (a)	777,500	15,969,850
Perficient, Inc. (a)	432,154	4,196,215
TelecityGroup PLC (a)	1,466,600	9,152,191
		36,578,777
IT Services - 3.5%
CACI International, Inc. Class A (a)	179,400	8,605,818
Datacash Group PLC	2,486,200	7,925,384
Online Resources Corp. (a)(d)	1,522,060	7,351,550
WNS Holdings Ltd. sponsored ADR (a)	462,300	7,105,551
Wright Express Corp. (a)	472,000	13,857,920
		44,846,223
Semiconductors & Semiconductor Equipment - 3.4%
Hittite Microwave Corp. (a)	243,821	9,065,265
Microsemi Corp. (a)	997,000	14,895,180
Teradyne, Inc. (a)(c)	1,125,000	10,507,500
Verigy Ltd. (a)	865,000	9,376,600
		43,844,545
Software - 4.3%
Blackbaud, Inc.	361,059	8,051,616
Informatica Corp. (a)	381,000	9,025,890
PROS Holdings, Inc. (a)	496,135	3,944,273
Radiant Systems, Inc. (a)	820,000	9,471,000
Solera Holdings, Inc.	232,000	7,681,520
Taleo Corp. Class A (a)	431,039	8,754,402
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,373,200
		56,301,901
TOTAL INFORMATION TECHNOLOGY		297,600,332
MATERIALS - 2.0%
Chemicals - 0.8%
Solutia, Inc. (a)	717,000	9,858,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	6,192,350
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Commercial Metals Co.	680,000	$ 9,343,200
TOTAL MATERIALS		25,394,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	8,378,960
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	654,345	5,281,043
TOTAL COMMON STOCKS (Cost $1,110,817,815)		1,209,279,132
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 0.17% (e)	84,582,828	84,582,828
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	72,195,445	72,195,445
TOTAL MONEY MARKET FUNDS (Cost $156,778,273)		156,778,273
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,267,596,088)		1,366,057,405
NET OTHER ASSETS - (5.6)%		(72,310,540)
NET ASSETS - 100%		$ 1,293,746,865
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,996
Fidelity Securities Lending Cash Central Fund	109,613
Total	$ 183,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 6,978,148	$ -	$ -	$ 6,059,178
Online Resources Corp.	7,502,350	2,970,420	537,693	-	7,351,550
Town Sports International Holdings, Inc.	4,060,850	759,596	3,156,729	-	-
Total	$ 11,563,200	$ 10,708,164	$ 3,694,422	$ -	$ 13,410,728
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,691,121	$ 177,767,029	$ 14,924,092	$ -
Consumer Staples	20,245,611	20,245,611	-	-
Energy	70,999,859	65,214,318	5,785,541	-
Financials	44,839,507	44,839,507	-	-
Health Care	302,051,370	278,233,008	23,818,362	-
Industrials	241,797,029	235,755,528	6,041,501	-
Information Technology	297,600,332	269,904,475	27,695,857	-
Materials	25,394,300	25,394,300	-	-
Telecommunication Services	8,378,960	8,378,960	-	-
Utilities	5,281,043	-	5,281,043	-
Money Market Funds	156,778,273	156,778,273	-	-
Total Investments in Securities:	$ 1,366,057,405	$ 1,282,511,009	$ 83,546,396	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
United Kingdom	3.0%
Germany	2.6%
Canada	1.8%
Netherlands	1.4%
Ireland	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $225,666,789 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $200,880,622 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,084,615) - See accompanying schedule: Unaffiliated issuers (cost $1,094,844,850)	$ 1,195,868,404
Fidelity Central Funds (cost $156,778,273)	156,778,273
Other affiliated issuers (cost $15,972,965)	13,410,728
Total Investments (cost $1,267,596,088)		$ 1,366,057,405
Receivable for investments sold		18,354,204
Receivable for fund shares sold		2,081,611
Dividends receivable		211,183
Distributions receivable from Fidelity Central Funds		65,456
Prepaid expenses		4,772
Receivable from investment adviser for expense reductions		1,342
Other receivables		62,782
Total assets		1,386,838,755

Liabilities
Payable for investments purchased	$ 18,968,668
Payable for fund shares redeemed	628,582
Accrued management fee	873,654
Distribution fees payable	38,761
Other affiliated payables	355,664
Other payables and accrued expenses	31,116
Collateral on securities loaned, at value	72,195,445
Total liabilities		93,091,890

Net Assets		$ 1,293,746,865
Net Assets consist of:
Paid in capital		$ 1,503,833,560
Accumulated net investment loss		(2,416,380)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,122,443)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,452,128
Net Assets		$ 1,293,746,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,629,516 ÷ 3,660,461 shares)	$ 11.92

Maximum offering price per share (100/94.25 of $11.92)	$ 12.65
Class T: Net Asset Value and redemption price per share ($22,451,619 ÷ 1,894,975 shares)	$ 11.85

Maximum offering price per share (100/96.50 of $11.85)	$ 12.28
Class B: Net Asset Value and offering price per share ($4,791,664 ÷ 411,990 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($16,379,672 ÷ 1,410,899 shares)A	$ 11.61

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,144,530,021 ÷ 95,032,821 shares)	$ 12.04

Class F: Net Asset Value, offering price and redemption price per share ($42,754,153 ÷ 3,542,772 shares)	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,210,220 ÷ 1,592,525 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,038,581
Special dividends		1,670,000
Interest		66
Income from Fidelity Central Funds		183,609
Total income		4,892,256

Expenses
Management fee Basic fee	$ 4,521,965
Performance adjustment	391,638
Transfer agent fees	1,920,466
Distribution fees	218,228
Accounting and security lending fees	237,439
Custodian fees and expenses	25,292
Independent trustees' compensation	3,736
Registration fees	72,280
Audit	29,339
Legal	4,307
Miscellaneous	10,541
Total expenses before reductions	7,435,231
Expense reductions	(126,595)	7,308,636
Net investment income (loss)		(2,416,380)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,282,411
Other affiliated issuers	(2,158,131)
Foreign currency transactions	(25,884)
Capital gains distributions from Fidelity Central Funds	2,501
Total net realized gain (loss)		136,100,897
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,689,555)
Assets and liabilities in foreign currencies	(9,741)
Total change in net unrealized appreciation (depreciation)		(10,699,296)
Net gain (loss)		125,401,601
Net increase (decrease) in net assets resulting from operations		$ 122,985,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,416,380)	$ (4,212,561)
Net realized gain (loss)	136,100,897	(335,295,985)
Change in net unrealized appreciation (depreciation)	(10,699,296)	109,380,680
Net increase (decrease) in net assets resulting from operations	122,985,221	(230,127,866)
Share transactions - net increase (decrease)	(14,066,912)	89,233,558
Redemption fees	99,319	255,734
Total increase (decrease) in net assets	109,017,628	(140,638,574)

Net Assets
Beginning of period	1,184,729,237	1,325,367,811
End of period (including accumulated net investment loss of $2,416,380 and $0, respectively)	$ 1,293,746,865	$ 1,184,729,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.06)	(.11)	(.12) I	(.10) J	(.07)
Net realized and unrealized gain (loss)	1.17	(2.35)	(1.73)	3.39	.18	3.01
Total from investment operations	1.13	(2.41)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.92	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	10.47%	(18.26)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42% A	1.33%	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.33%	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.38% A	1.33%	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.61)% A, H	(.64)%	(.74)%	(.80)% I	(.79)% J	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,630	$ 40,211	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.09)	(.15)	(.16) I	(.14) J	(.09)
Net realized and unrealized gain (loss)	1.16	(2.34)	(1.73)	3.38	.19	3.01
Total from investment operations	1.11	(2.43)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.85	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	10.34%	(18.45)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.68% A	1.60%	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.60%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.63% A	1.59%	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.86)% A, H	(.91)%	(.99)%	(1.05)% I	(1.04)% J	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,452	$ 21,533	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.33)	(1.71)	3.36	.19	2.99
Total from investment operations	1.06	(2.46)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.63	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	10.03%	(18.88)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.13% A	2.08%	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 4,171	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.32)	(1.71)	3.36	.18	3.00
Total from investment operations	1.06	(2.45)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.61	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	10.05%	(18.85)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.13% A	2.07%	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,380	$ 14,267	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.04)	(.07)	(.08) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.40	.19	3.01
Total from investment operations	1.15	(2.40)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.04	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	10.56%	(18.06)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.12% A	1.08%	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.35)% A, G	(.39)%	(.45)%	(.50)% H	(.52)% I	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,144,530	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	- G, K	(.01)
Net realized and unrealized gain (loss)	1.17	.88 H
Total from investment operations	1.17	.87
Redemption fee added to paid in capital D, K	-	-
Net asset value, end of period	$ 12.07	$ 10.90
Total Return B, C	10.73%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.83% A	.74% A
Expenses net of fee waivers, if any	.83% A	.74% A
Expenses net of all reductions	.81% A	.73% A
Net investment income (loss)	(.05)% A, G	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,754	$ 159
Portfolio turnover rate F	108% A	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.03)	(.06)	(.07) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.41	.19	3.00
Total from investment operations	1.15	(2.39)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.06	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	10.54%	(17.97)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.08% A	1.05%	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	1.08% A	1.05%	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	1.06% A	1.04%	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.29)% A, G	(.36)%	(.38)%	(.46)% H	(.49)% I	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,210	$ 19,204	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,248,032
Gross unrealized depreciation	(65,671,189)
Net unrealized appreciation (depreciation)	$ 91,576,843

Tax cost	$ 1,274,480,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $643,292,838 and $692,876,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55,419	$ 1,955
Class T	.25%	.25%	57,870	-
Class B	.75%	.25%	23,116	17,337
Class C	.75%	.25%	81,823	16,035
			$ 218,228	$ 35,327

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,451
Class T	3,032
Class B*	2,716
Class C*	661
$ 20,860

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,570.34
Class T	39,990.35
Class B	7,941.34
Class C	28,157.34
Small Cap Growth	1,745,899.30
Institutional Class	23,909.25
	$ 1,920,466

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,819 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,453 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,613.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,040
Class T	1.65%	3,237
Class B	2.15%	654
Class C	2.15%	2,325
		$ 10,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116,328 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	876,829	1,768,538	$ 10,246,640	$ 16,919,128
Shares redeemed	(941,525)	(1,239,291)	(10,924,770)	(11,138,983)
Net increase (decrease)	(64,696)	529,247	$ (678,130)	$ 5,780,145
Class T
Shares sold	255,929	1,485,602	$ 2,983,172	$ 12,842,623
Shares redeemed	(365,247)	(1,132,759)	(4,294,949)	(9,596,209)
Net increase (decrease)	(109,318)	352,843	$ (1,311,777)	$ 3,246,414
Class B
Shares sold	61,930	116,072	$ 708,187	$ 1,042,949
Shares redeemed	(44,439)	(145,097)	(504,946)	(1,355,668)
Net increase (decrease)	17,491	(29,025)	$ 203,241	$ (312,719)
Class C
Shares sold	248,890	604,934	$ 2,842,168	$ 5,793,290
Shares redeemed	(189,884)	(479,386)	(2,227,980)	(4,290,700)
Net increase (decrease)	59,006	125,548	$ 614,188	$ 1,502,590
Small Cap Growth
Shares sold	11,154,403	30,718,046	$ 132,014,131	$ 287,281,815
Shares redeemed	(15,746,553)	(22,726,319)	(185,597,494)	(209,407,815)
Net increase (decrease)	(4,592,150)	7,991,727	$ (53,583,363)	$ 77,874,000
Class F
Shares sold	3,612,384	14,590	$ 43,584,992	$ 145,457
Shares redeemed	(84,190)	(12)	(1,022,050)	(113)
Net increase (decrease)	3,528,194	14,578	$ 42,562,942	$ 145,344
Institutional Class
Shares sold	475,265	802,152	$ 5,668,140	$ 7,245,594
Shares redeemed	(643,442)	(728,847)	(7,542,153)	(6,247,810)
Net increase (decrease)	(168,177)	73,305	$ (1,874,013)	$ 997,784

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCP-USAN-0310
1.803699.105

Fidelity®

Small Cap Growth

Fund
Class F

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,104.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,103.40	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,100.30	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,100.50	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth	1.13%
Actual		$ 1,000.00	$ 1,105.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	.83%
Actual		$ 1,000.00	$ 1,107.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,105.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Riverbed Technology, Inc.	1.4	0.5
j2 Global Communications, Inc.	1.2	1.5
Plantronics, Inc.	1.2	1.0
EXCO Resources, Inc.	1.2	1.8
Microsemi Corp.	1.2	0.0
Avis Budget Group, Inc.	1.1	0.0
Monster Worldwide, Inc.	1.1	0.8
Wright Express Corp.	1.1	0.8
Brookdale Senior Living, Inc.	1.0	1.1
Comstock Resources, Inc.	1.0	0.8
	11.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.3	20.7
Information Technology	23.0	24.0
Industrials	18.7	15.5
Consumer Discretionary	14.9	15.9
Energy	5.5	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 93.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	15.1%	** Foreign investments	11.2%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.8%
BorgWarner, Inc.	360,000	$ 12,632,400
ElringKlinger AG	194,187	4,316,300
Modine Manufacturing Co. (a)	609,000	5,791,590
		22,740,290
Distributors - 0.5%
Delticom AG	176,000	7,063,252
Diversified Consumer Services - 1.5%
Regis Corp.	604,400	9,628,092
Steiner Leisure Ltd. (a)	248,000	9,880,320
		19,508,412
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	187,600	7,442,092
BJ's Restaurants, Inc. (a)(c)	320,000	6,764,800
Life Time Fitness, Inc. (a)(c)	358,000	8,574,100
Town Sports International Holdings, Inc. (a)	33,442	78,923
WMS Industries, Inc. (a)	194,750	7,221,330
Wyndham Worldwide Corp.	419,000	8,794,810
		38,876,055
Household Durables - 2.0%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,835,188
Hooker Furniture Corp.	517,476	6,577,120
Tempur-Pedic International, Inc. (a)	444,000	11,051,160
		26,463,468
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	7,290,985
Specialty Retail - 2.9%
Casual Male Retail Group, Inc. (a)	2,348,113	6,574,716
Citi Trends, Inc. (a)	345,000	10,739,850
Jos. A. Bank Clothiers, Inc. (a)(c)	145,000	6,076,950
Sally Beauty Holdings, Inc. (a)	836,000	6,972,240
Signet Jewelers Ltd. (a)	250,000	6,840,000
		37,203,756
Textiles, Apparel & Luxury Goods - 2.6%
Fossil, Inc. (a)	305,000	9,958,250
G-III Apparel Group Ltd. (a)	430,300	7,491,523
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	994,500	$ 12,550,590
Ted Baker PLC	450,000	3,544,540
		33,544,903
TOTAL CONSUMER DISCRETIONARY		192,691,121
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Calavo Growers, Inc. (c)	534,046	8,950,611
Smithfield Foods, Inc. (a)(c)	750,000	11,295,000
		20,245,611
ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Northern Offshore Ltd. (a)	3,345,000	5,785,541
Parker Drilling Co. (a)	2,055,000	9,884,550
		15,670,091
Oil, Gas & Consumable Fuels - 4.3%
Arena Resources, Inc. (a)	210,000	8,051,400
Cabot Oil & Gas Corp.	175,600	6,720,212
Comstock Resources, Inc. (a)	336,198	13,108,360
EXCO Resources, Inc.	875,400	15,354,516
Massey Energy Co.	314,000	12,095,280
		55,329,768
TOTAL ENERGY		70,999,859
FINANCIALS - 3.5%
Capital Markets - 1.5%
Fifth Street Finance Corp.	565,000	6,186,750
Janus Capital Group, Inc.	497,800	6,078,138
optionsXpress Holdings, Inc.	455,000	6,529,250
		18,794,138
Commercial Banks - 1.0%
CapitalSource, Inc.	1,295,000	6,203,050
Huntington Bancshares, Inc.	1,371,100	6,567,569
		12,770,619
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	538,000	5,380,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	575,000	$ 7,894,750
TOTAL FINANCIALS		44,839,507
HEALTH CARE - 23.3%
Biotechnology - 2.7%
Dendreon Corp. (a)(c)	328,200	9,091,140
OREXIGEN Therapeutics, Inc. (a)(c)	846,550	5,384,058
PDL BioPharma, Inc. (c)	1,200,000	7,680,000
Theravance, Inc. (a)(c)	444,000	4,870,680
United Therapeutics Corp. (a)	128,000	7,624,960
		34,650,838
Health Care Equipment & Supplies - 5.3%
ev3, Inc. (a)	755,000	11,007,900
Integra LifeSciences Holdings Corp. (a)	287,400	11,036,160
Meridian Bioscience, Inc. (c)	464,605	9,310,684
Natus Medical, Inc. (a)	613,000	8,318,410
Orthofix International NV (a)	200,000	6,026,000
Sirona Dental Systems, Inc. (a)	224,000	7,206,080
STRATEC Biomedical Systems AG	175,000	6,105,175
Wright Medical Group, Inc. (a)	522,000	9,333,360
		68,343,769
Health Care Providers & Services - 6.8%
Brookdale Senior Living, Inc. (a)	728,000	13,286,000
Community Health Systems, Inc. (a)	351,000	11,449,620
Emergency Medical Services Corp. Class A (a)	165,000	8,664,150
Hanger Orthopedic Group, Inc. (a)	606,900	9,868,194
Health Management Associates, Inc. Class A (a)	1,672,000	11,102,080
Providence Service Corp. (a)	393,800	5,056,392
PSS World Medical, Inc. (a)	564,499	11,583,519
Psychiatric Solutions, Inc. (a)	430,000	9,481,500
Synergy Health PLC	780,411	7,672,813
		88,164,268
Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	230,000	8,654,900
Life Sciences Tools & Services - 4.1%
Bruker BioSciences Corp. (a)	885,000	10,858,950
ICON PLC sponsored ADR (a)	520,000	12,916,800
Illumina, Inc. (a)	122,900	4,509,201
PerkinElmer, Inc.	435,000	8,760,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	361,000	$ 7,855,360
Varian, Inc. (a)(c)	165,000	8,507,400
		53,408,611
Pharmaceuticals - 3.8%
Ardea Biosciences, Inc. (a)(c)	472,000	6,910,080
Biodel, Inc. (a)	425,000	1,704,250
Cadence Pharmaceuticals, Inc. (a)(c)	659,000	6,563,640
Hikma Pharmaceuticals PLC	1,150,000	10,040,374
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	6,320,160
ViroPharma, Inc. (a)	1,000,000	9,880,000
XenoPort, Inc. (a)	401,000	7,410,480
		48,828,984
TOTAL HEALTH CARE		302,051,370
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,830,620
Airlines - 1.2%
AirTran Holdings, Inc. (a)(c)	1,930,000	9,302,600
Hawaiian Holdings, Inc. (a)	961,800	5,713,092
		15,015,692
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	257,000	9,362,510
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)(c)	87,497	501,358
The Geo Group, Inc. (a)	503,000	9,305,500
Waste Connections, Inc. (a)	235,000	7,559,950
		17,366,808
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	511,000	10,368,190
Orion Marine Group, Inc. (a)	490,000	9,275,700
		19,643,890
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	340,100	12,168,778
Regal-Beloit Corp.	217,000	10,285,800
Roth & Rau AG (a)(c)	150,000	6,041,501
SunPower Corp. Class B (a)	407,400	7,565,418
		36,061,497
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.3%
Altra Holdings, Inc. (a)	770,000	$ 8,485,400
Blount International, Inc. (a)	1,100,000	12,254,000
Commercial Vehicle Group, Inc. (a)(d)	1,264,964	6,059,178
Duoyuan Global Water, Inc. ADR	232,600	6,629,100
OSG Corp. (c)	825,000	9,047,856
		42,475,534
Professional Services - 1.9%
Kforce, Inc. (a)	780,000	10,428,600
Monster Worldwide, Inc. (a)(c)	905,880	14,122,669
		24,551,269
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	1,333,000	14,423,060
Contrans Group, Inc. Class A	981,600	6,664,562
Knight Transportation, Inc.	387,300	7,010,130
		28,097,752
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	744,000	12,499,200
Interline Brands, Inc. (a)	550,000	9,240,000
Rush Enterprises, Inc. Class A (a)	773,254	8,784,165
		30,523,365
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	317,200	9,868,092
TOTAL INDUSTRIALS		241,797,029
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.5%
Adtran, Inc.	510,000	10,812,000
CommScope, Inc. (a)	275,200	7,488,192
Plantronics, Inc.	595,000	15,719,900
Polycom, Inc. (a)	360,000	8,074,800
Riverbed Technology, Inc. (a)	785,000	17,599,701
ViaSat, Inc. (a)	410,700	11,224,431
		70,919,024
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	1,050,000	12,988,500
Synaptics, Inc. (a)(c)	303,000	7,668,930
Wincor Nixdorf AG (c)	157,400	10,618,282
		31,275,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Insight Enterprises, Inc. (a)	535,000	$ 6,157,850
SYNNEX Corp. (a)	290,000	7,676,300
		13,834,150
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	1,620,652	7,260,521
j2 Global Communications, Inc. (a)	777,500	15,969,850
Perficient, Inc. (a)	432,154	4,196,215
TelecityGroup PLC (a)	1,466,600	9,152,191
		36,578,777
IT Services - 3.5%
CACI International, Inc. Class A (a)	179,400	8,605,818
Datacash Group PLC	2,486,200	7,925,384
Online Resources Corp. (a)(d)	1,522,060	7,351,550
WNS Holdings Ltd. sponsored ADR (a)	462,300	7,105,551
Wright Express Corp. (a)	472,000	13,857,920
		44,846,223
Semiconductors & Semiconductor Equipment - 3.4%
Hittite Microwave Corp. (a)	243,821	9,065,265
Microsemi Corp. (a)	997,000	14,895,180
Teradyne, Inc. (a)(c)	1,125,000	10,507,500
Verigy Ltd. (a)	865,000	9,376,600
		43,844,545
Software - 4.3%
Blackbaud, Inc.	361,059	8,051,616
Informatica Corp. (a)	381,000	9,025,890
PROS Holdings, Inc. (a)	496,135	3,944,273
Radiant Systems, Inc. (a)	820,000	9,471,000
Solera Holdings, Inc.	232,000	7,681,520
Taleo Corp. Class A (a)	431,039	8,754,402
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,373,200
		56,301,901
TOTAL INFORMATION TECHNOLOGY		297,600,332
MATERIALS - 2.0%
Chemicals - 0.8%
Solutia, Inc. (a)	717,000	9,858,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	6,192,350
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Commercial Metals Co.	680,000	$ 9,343,200
TOTAL MATERIALS		25,394,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	8,378,960
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	654,345	5,281,043
TOTAL COMMON STOCKS (Cost $1,110,817,815)		1,209,279,132
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 0.17% (e)	84,582,828	84,582,828
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	72,195,445	72,195,445
TOTAL MONEY MARKET FUNDS (Cost $156,778,273)		156,778,273
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,267,596,088)		1,366,057,405
NET OTHER ASSETS - (5.6)%		(72,310,540)
NET ASSETS - 100%		$ 1,293,746,865
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,996
Fidelity Securities Lending Cash Central Fund	109,613
Total	$ 183,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 6,978,148	$ -	$ -	$ 6,059,178
Online Resources Corp.	7,502,350	2,970,420	537,693	-	7,351,550
Town Sports International Holdings, Inc.	4,060,850	759,596	3,156,729	-	-
Total	$ 11,563,200	$ 10,708,164	$ 3,694,422	$ -	$ 13,410,728
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,691,121	$ 177,767,029	$ 14,924,092	$ -
Consumer Staples	20,245,611	20,245,611	-	-
Energy	70,999,859	65,214,318	5,785,541	-
Financials	44,839,507	44,839,507	-	-
Health Care	302,051,370	278,233,008	23,818,362	-
Industrials	241,797,029	235,755,528	6,041,501	-
Information Technology	297,600,332	269,904,475	27,695,857	-
Materials	25,394,300	25,394,300	-	-
Telecommunication Services	8,378,960	8,378,960	-	-
Utilities	5,281,043	-	5,281,043	-
Money Market Funds	156,778,273	156,778,273	-	-
Total Investments in Securities:	$ 1,366,057,405	$ 1,282,511,009	$ 83,546,396	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
United Kingdom	3.0%
Germany	2.6%
Canada	1.8%
Netherlands	1.4%
Ireland	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $225,666,789 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $200,880,622 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,084,615) - See accompanying schedule: Unaffiliated issuers (cost $1,094,844,850)	$ 1,195,868,404
Fidelity Central Funds (cost $156,778,273)	156,778,273
Other affiliated issuers (cost $15,972,965)	13,410,728
Total Investments (cost $1,267,596,088)		$ 1,366,057,405
Receivable for investments sold		18,354,204
Receivable for fund shares sold		2,081,611
Dividends receivable		211,183
Distributions receivable from Fidelity Central Funds		65,456
Prepaid expenses		4,772
Receivable from investment adviser for expense reductions		1,342
Other receivables		62,782
Total assets		1,386,838,755

Liabilities
Payable for investments purchased	$ 18,968,668
Payable for fund shares redeemed	628,582
Accrued management fee	873,654
Distribution fees payable	38,761
Other affiliated payables	355,664
Other payables and accrued expenses	31,116
Collateral on securities loaned, at value	72,195,445
Total liabilities		93,091,890

Net Assets		$ 1,293,746,865
Net Assets consist of:
Paid in capital		$ 1,503,833,560
Accumulated net investment loss		(2,416,380)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,122,443)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,452,128
Net Assets		$ 1,293,746,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,629,516 ÷ 3,660,461 shares)	$ 11.92

Maximum offering price per share (100/94.25 of $11.92)	$ 12.65
Class T: Net Asset Value and redemption price per share ($22,451,619 ÷ 1,894,975 shares)	$ 11.85

Maximum offering price per share (100/96.50 of $11.85)	$ 12.28
Class B: Net Asset Value and offering price per share ($4,791,664 ÷ 411,990 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($16,379,672 ÷ 1,410,899 shares)A	$ 11.61

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,144,530,021 ÷ 95,032,821 shares)	$ 12.04

Class F: Net Asset Value, offering price and redemption price per share ($42,754,153 ÷ 3,542,772 shares)	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,210,220 ÷ 1,592,525 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,038,581
Special dividends		1,670,000
Interest		66
Income from Fidelity Central Funds		183,609
Total income		4,892,256

Expenses
Management fee Basic fee	$ 4,521,965
Performance adjustment	391,638
Transfer agent fees	1,920,466
Distribution fees	218,228
Accounting and security lending fees	237,439
Custodian fees and expenses	25,292
Independent trustees' compensation	3,736
Registration fees	72,280
Audit	29,339
Legal	4,307
Miscellaneous	10,541
Total expenses before reductions	7,435,231
Expense reductions	(126,595)	7,308,636
Net investment income (loss)		(2,416,380)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,282,411
Other affiliated issuers	(2,158,131)
Foreign currency transactions	(25,884)
Capital gains distributions from Fidelity Central Funds	2,501
Total net realized gain (loss)		136,100,897
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,689,555)
Assets and liabilities in foreign currencies	(9,741)
Total change in net unrealized appreciation (depreciation)		(10,699,296)
Net gain (loss)		125,401,601
Net increase (decrease) in net assets resulting from operations		$ 122,985,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,416,380)	$ (4,212,561)
Net realized gain (loss)	136,100,897	(335,295,985)
Change in net unrealized appreciation (depreciation)	(10,699,296)	109,380,680
Net increase (decrease) in net assets resulting from operations	122,985,221	(230,127,866)
Share transactions - net increase (decrease)	(14,066,912)	89,233,558
Redemption fees	99,319	255,734
Total increase (decrease) in net assets	109,017,628	(140,638,574)

Net Assets
Beginning of period	1,184,729,237	1,325,367,811
End of period (including accumulated net investment loss of $2,416,380 and $0, respectively)	$ 1,293,746,865	$ 1,184,729,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.06)	(.11)	(.12) I	(.10) J	(.07)
Net realized and unrealized gain (loss)	1.17	(2.35)	(1.73)	3.39	.18	3.01
Total from investment operations	1.13	(2.41)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.92	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	10.47%	(18.26)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42% A	1.33%	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.33%	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.38% A	1.33%	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.61)% A, H	(.64)%	(.74)%	(.80)% I	(.79)% J	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,630	$ 40,211	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.09)	(.15)	(.16) I	(.14) J	(.09)
Net realized and unrealized gain (loss)	1.16	(2.34)	(1.73)	3.38	.19	3.01
Total from investment operations	1.11	(2.43)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.85	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	10.34%	(18.45)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.68% A	1.60%	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.60%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.63% A	1.59%	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.86)% A, H	(.91)%	(.99)%	(1.05)% I	(1.04)% J	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,452	$ 21,533	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.33)	(1.71)	3.36	.19	2.99
Total from investment operations	1.06	(2.46)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.63	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	10.03%	(18.88)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.13% A	2.08%	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 4,171	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.32)	(1.71)	3.36	.18	3.00
Total from investment operations	1.06	(2.45)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.61	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	10.05%	(18.85)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.13% A	2.07%	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,380	$ 14,267	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.04)	(.07)	(.08) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.40	.19	3.01
Total from investment operations	1.15	(2.40)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.04	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	10.56%	(18.06)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.12% A	1.08%	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.35)% A, G	(.39)%	(.45)%	(.50)% H	(.52)% I	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,144,530	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	- G, K	(.01)
Net realized and unrealized gain (loss)	1.17	.88 H
Total from investment operations	1.17	.87
Redemption fee added to paid in capital D, K	-	-
Net asset value, end of period	$ 12.07	$ 10.90
Total Return B, C	10.73%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.83% A	.74% A
Expenses net of fee waivers, if any	.83% A	.74% A
Expenses net of all reductions	.81% A	.73% A
Net investment income (loss)	(.05)% A, G	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,754	$ 159
Portfolio turnover rate F	108% A	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.03)	(.06)	(.07) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.41	.19	3.00
Total from investment operations	1.15	(2.39)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.06	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	10.54%	(17.97)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.08% A	1.05%	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	1.08% A	1.05%	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	1.06% A	1.04%	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.29)% A, G	(.36)%	(.38)%	(.46)% H	(.49)% I	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,210	$ 19,204	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,248,032
Gross unrealized depreciation	(65,671,189)
Net unrealized appreciation (depreciation)	$ 91,576,843

Tax cost	$ 1,274,480,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $643,292,838 and $692,876,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55,419	$ 1,955
Class T	.25%	.25%	57,870	-
Class B	.75%	.25%	23,116	17,337
Class C	.75%	.25%	81,823	16,035
			$ 218,228	$ 35,327

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,451
Class T	3,032
Class B*	2,716
Class C*	661
$ 20,860

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,570.34
Class T	39,990.35
Class B	7,941.34
Class C	28,157.34
Small Cap Growth	1,745,899.30
Institutional Class	23,909.25
	$ 1,920,466

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,819 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,453 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,613.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,040
Class T	1.65%	3,237
Class B	2.15%	654
Class C	2.15%	2,325
		$ 10,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116,328 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	876,829	1,768,538	$ 10,246,640	$ 16,919,128
Shares redeemed	(941,525)	(1,239,291)	(10,924,770)	(11,138,983)
Net increase (decrease)	(64,696)	529,247	$ (678,130)	$ 5,780,145
Class T
Shares sold	255,929	1,485,602	$ 2,983,172	$ 12,842,623
Shares redeemed	(365,247)	(1,132,759)	(4,294,949)	(9,596,209)
Net increase (decrease)	(109,318)	352,843	$ (1,311,777)	$ 3,246,414
Class B
Shares sold	61,930	116,072	$ 708,187	$ 1,042,949
Shares redeemed	(44,439)	(145,097)	(504,946)	(1,355,668)
Net increase (decrease)	17,491	(29,025)	$ 203,241	$ (312,719)
Class C
Shares sold	248,890	604,934	$ 2,842,168	$ 5,793,290
Shares redeemed	(189,884)	(479,386)	(2,227,980)	(4,290,700)
Net increase (decrease)	59,006	125,548	$ 614,188	$ 1,502,590
Small Cap Growth
Shares sold	11,154,403	30,718,046	$ 132,014,131	$ 287,281,815
Shares redeemed	(15,746,553)	(22,726,319)	(185,597,494)	(209,407,815)
Net increase (decrease)	(4,592,150)	7,991,727	$ (53,583,363)	$ 77,874,000
Class F
Shares sold	3,612,384	14,590	$ 43,584,992	$ 145,457
Shares redeemed	(84,190)	(12)	(1,022,050)	(113)
Net increase (decrease)	3,528,194	14,578	$ 42,562,942	$ 145,344
Institutional Class
Shares sold	475,265	802,152	$ 5,668,140	$ 7,245,594
Shares redeemed	(643,442)	(728,847)	(7,542,153)	(6,247,810)
Net increase (decrease)	(168,177)	73,305	$ (1,874,013)	$ 997,784

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCP-F-SANN-0310
1.891909.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,104.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,103.40	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,100.30	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,100.50	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth	1.13%
Actual		$ 1,000.00	$ 1,105.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	.83%
Actual		$ 1,000.00	$ 1,107.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,105.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Riverbed Technology, Inc.	1.4	0.5
j2 Global Communications, Inc.	1.2	1.5
Plantronics, Inc.	1.2	1.0
EXCO Resources, Inc.	1.2	1.8
Microsemi Corp.	1.2	0.0
Avis Budget Group, Inc.	1.1	0.0
Monster Worldwide, Inc.	1.1	0.8
Wright Express Corp.	1.1	0.8
Brookdale Senior Living, Inc.	1.0	1.1
Comstock Resources, Inc.	1.0	0.8
	11.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.3	20.7
Information Technology	23.0	24.0
Industrials	18.7	15.5
Consumer Discretionary	14.9	15.9
Energy	5.5	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 93.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	15.1%	** Foreign investments	11.2%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.8%
BorgWarner, Inc.	360,000	$ 12,632,400
ElringKlinger AG	194,187	4,316,300
Modine Manufacturing Co. (a)	609,000	5,791,590
		22,740,290
Distributors - 0.5%
Delticom AG	176,000	7,063,252
Diversified Consumer Services - 1.5%
Regis Corp.	604,400	9,628,092
Steiner Leisure Ltd. (a)	248,000	9,880,320
		19,508,412
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	187,600	7,442,092
BJ's Restaurants, Inc. (a)(c)	320,000	6,764,800
Life Time Fitness, Inc. (a)(c)	358,000	8,574,100
Town Sports International Holdings, Inc. (a)	33,442	78,923
WMS Industries, Inc. (a)	194,750	7,221,330
Wyndham Worldwide Corp.	419,000	8,794,810
		38,876,055
Household Durables - 2.0%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,835,188
Hooker Furniture Corp.	517,476	6,577,120
Tempur-Pedic International, Inc. (a)	444,000	11,051,160
		26,463,468
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	7,290,985
Specialty Retail - 2.9%
Casual Male Retail Group, Inc. (a)	2,348,113	6,574,716
Citi Trends, Inc. (a)	345,000	10,739,850
Jos. A. Bank Clothiers, Inc. (a)(c)	145,000	6,076,950
Sally Beauty Holdings, Inc. (a)	836,000	6,972,240
Signet Jewelers Ltd. (a)	250,000	6,840,000
		37,203,756
Textiles, Apparel & Luxury Goods - 2.6%
Fossil, Inc. (a)	305,000	9,958,250
G-III Apparel Group Ltd. (a)	430,300	7,491,523
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	994,500	$ 12,550,590
Ted Baker PLC	450,000	3,544,540
		33,544,903
TOTAL CONSUMER DISCRETIONARY		192,691,121
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Calavo Growers, Inc. (c)	534,046	8,950,611
Smithfield Foods, Inc. (a)(c)	750,000	11,295,000
		20,245,611
ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Northern Offshore Ltd. (a)	3,345,000	5,785,541
Parker Drilling Co. (a)	2,055,000	9,884,550
		15,670,091
Oil, Gas & Consumable Fuels - 4.3%
Arena Resources, Inc. (a)	210,000	8,051,400
Cabot Oil & Gas Corp.	175,600	6,720,212
Comstock Resources, Inc. (a)	336,198	13,108,360
EXCO Resources, Inc.	875,400	15,354,516
Massey Energy Co.	314,000	12,095,280
		55,329,768
TOTAL ENERGY		70,999,859
FINANCIALS - 3.5%
Capital Markets - 1.5%
Fifth Street Finance Corp.	565,000	6,186,750
Janus Capital Group, Inc.	497,800	6,078,138
optionsXpress Holdings, Inc.	455,000	6,529,250
		18,794,138
Commercial Banks - 1.0%
CapitalSource, Inc.	1,295,000	6,203,050
Huntington Bancshares, Inc.	1,371,100	6,567,569
		12,770,619
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	538,000	5,380,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	575,000	$ 7,894,750
TOTAL FINANCIALS		44,839,507
HEALTH CARE - 23.3%
Biotechnology - 2.7%
Dendreon Corp. (a)(c)	328,200	9,091,140
OREXIGEN Therapeutics, Inc. (a)(c)	846,550	5,384,058
PDL BioPharma, Inc. (c)	1,200,000	7,680,000
Theravance, Inc. (a)(c)	444,000	4,870,680
United Therapeutics Corp. (a)	128,000	7,624,960
		34,650,838
Health Care Equipment & Supplies - 5.3%
ev3, Inc. (a)	755,000	11,007,900
Integra LifeSciences Holdings Corp. (a)	287,400	11,036,160
Meridian Bioscience, Inc. (c)	464,605	9,310,684
Natus Medical, Inc. (a)	613,000	8,318,410
Orthofix International NV (a)	200,000	6,026,000
Sirona Dental Systems, Inc. (a)	224,000	7,206,080
STRATEC Biomedical Systems AG	175,000	6,105,175
Wright Medical Group, Inc. (a)	522,000	9,333,360
		68,343,769
Health Care Providers & Services - 6.8%
Brookdale Senior Living, Inc. (a)	728,000	13,286,000
Community Health Systems, Inc. (a)	351,000	11,449,620
Emergency Medical Services Corp. Class A (a)	165,000	8,664,150
Hanger Orthopedic Group, Inc. (a)	606,900	9,868,194
Health Management Associates, Inc. Class A (a)	1,672,000	11,102,080
Providence Service Corp. (a)	393,800	5,056,392
PSS World Medical, Inc. (a)	564,499	11,583,519
Psychiatric Solutions, Inc. (a)	430,000	9,481,500
Synergy Health PLC	780,411	7,672,813
		88,164,268
Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	230,000	8,654,900
Life Sciences Tools & Services - 4.1%
Bruker BioSciences Corp. (a)	885,000	10,858,950
ICON PLC sponsored ADR (a)	520,000	12,916,800
Illumina, Inc. (a)	122,900	4,509,201
PerkinElmer, Inc.	435,000	8,760,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	361,000	$ 7,855,360
Varian, Inc. (a)(c)	165,000	8,507,400
		53,408,611
Pharmaceuticals - 3.8%
Ardea Biosciences, Inc. (a)(c)	472,000	6,910,080
Biodel, Inc. (a)	425,000	1,704,250
Cadence Pharmaceuticals, Inc. (a)(c)	659,000	6,563,640
Hikma Pharmaceuticals PLC	1,150,000	10,040,374
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	6,320,160
ViroPharma, Inc. (a)	1,000,000	9,880,000
XenoPort, Inc. (a)	401,000	7,410,480
		48,828,984
TOTAL HEALTH CARE		302,051,370
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,830,620
Airlines - 1.2%
AirTran Holdings, Inc. (a)(c)	1,930,000	9,302,600
Hawaiian Holdings, Inc. (a)	961,800	5,713,092
		15,015,692
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	257,000	9,362,510
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)(c)	87,497	501,358
The Geo Group, Inc. (a)	503,000	9,305,500
Waste Connections, Inc. (a)	235,000	7,559,950
		17,366,808
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	511,000	10,368,190
Orion Marine Group, Inc. (a)	490,000	9,275,700
		19,643,890
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	340,100	12,168,778
Regal-Beloit Corp.	217,000	10,285,800
Roth & Rau AG (a)(c)	150,000	6,041,501
SunPower Corp. Class B (a)	407,400	7,565,418
		36,061,497
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.3%
Altra Holdings, Inc. (a)	770,000	$ 8,485,400
Blount International, Inc. (a)	1,100,000	12,254,000
Commercial Vehicle Group, Inc. (a)(d)	1,264,964	6,059,178
Duoyuan Global Water, Inc. ADR	232,600	6,629,100
OSG Corp. (c)	825,000	9,047,856
		42,475,534
Professional Services - 1.9%
Kforce, Inc. (a)	780,000	10,428,600
Monster Worldwide, Inc. (a)(c)	905,880	14,122,669
		24,551,269
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	1,333,000	14,423,060
Contrans Group, Inc. Class A	981,600	6,664,562
Knight Transportation, Inc.	387,300	7,010,130
		28,097,752
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	744,000	12,499,200
Interline Brands, Inc. (a)	550,000	9,240,000
Rush Enterprises, Inc. Class A (a)	773,254	8,784,165
		30,523,365
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	317,200	9,868,092
TOTAL INDUSTRIALS		241,797,029
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.5%
Adtran, Inc.	510,000	10,812,000
CommScope, Inc. (a)	275,200	7,488,192
Plantronics, Inc.	595,000	15,719,900
Polycom, Inc. (a)	360,000	8,074,800
Riverbed Technology, Inc. (a)	785,000	17,599,701
ViaSat, Inc. (a)	410,700	11,224,431
		70,919,024
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	1,050,000	12,988,500
Synaptics, Inc. (a)(c)	303,000	7,668,930
Wincor Nixdorf AG (c)	157,400	10,618,282
		31,275,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Insight Enterprises, Inc. (a)	535,000	$ 6,157,850
SYNNEX Corp. (a)	290,000	7,676,300
		13,834,150
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	1,620,652	7,260,521
j2 Global Communications, Inc. (a)	777,500	15,969,850
Perficient, Inc. (a)	432,154	4,196,215
TelecityGroup PLC (a)	1,466,600	9,152,191
		36,578,777
IT Services - 3.5%
CACI International, Inc. Class A (a)	179,400	8,605,818
Datacash Group PLC	2,486,200	7,925,384
Online Resources Corp. (a)(d)	1,522,060	7,351,550
WNS Holdings Ltd. sponsored ADR (a)	462,300	7,105,551
Wright Express Corp. (a)	472,000	13,857,920
		44,846,223
Semiconductors & Semiconductor Equipment - 3.4%
Hittite Microwave Corp. (a)	243,821	9,065,265
Microsemi Corp. (a)	997,000	14,895,180
Teradyne, Inc. (a)(c)	1,125,000	10,507,500
Verigy Ltd. (a)	865,000	9,376,600
		43,844,545
Software - 4.3%
Blackbaud, Inc.	361,059	8,051,616
Informatica Corp. (a)	381,000	9,025,890
PROS Holdings, Inc. (a)	496,135	3,944,273
Radiant Systems, Inc. (a)	820,000	9,471,000
Solera Holdings, Inc.	232,000	7,681,520
Taleo Corp. Class A (a)	431,039	8,754,402
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,373,200
		56,301,901
TOTAL INFORMATION TECHNOLOGY		297,600,332
MATERIALS - 2.0%
Chemicals - 0.8%
Solutia, Inc. (a)	717,000	9,858,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	6,192,350
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Commercial Metals Co.	680,000	$ 9,343,200
TOTAL MATERIALS		25,394,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	8,378,960
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	654,345	5,281,043
TOTAL COMMON STOCKS (Cost $1,110,817,815)		1,209,279,132
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 0.17% (e)	84,582,828	84,582,828
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	72,195,445	72,195,445
TOTAL MONEY MARKET FUNDS (Cost $156,778,273)		156,778,273
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,267,596,088)		1,366,057,405
NET OTHER ASSETS - (5.6)%		(72,310,540)
NET ASSETS - 100%		$ 1,293,746,865
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,996
Fidelity Securities Lending Cash Central Fund	109,613
Total	$ 183,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 6,978,148	$ -	$ -	$ 6,059,178
Online Resources Corp.	7,502,350	2,970,420	537,693	-	7,351,550
Town Sports International Holdings, Inc.	4,060,850	759,596	3,156,729	-	-
Total	$ 11,563,200	$ 10,708,164	$ 3,694,422	$ -	$ 13,410,728
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,691,121	$ 177,767,029	$ 14,924,092	$ -
Consumer Staples	20,245,611	20,245,611	-	-
Energy	70,999,859	65,214,318	5,785,541	-
Financials	44,839,507	44,839,507	-	-
Health Care	302,051,370	278,233,008	23,818,362	-
Industrials	241,797,029	235,755,528	6,041,501	-
Information Technology	297,600,332	269,904,475	27,695,857	-
Materials	25,394,300	25,394,300	-	-
Telecommunication Services	8,378,960	8,378,960	-	-
Utilities	5,281,043	-	5,281,043	-
Money Market Funds	156,778,273	156,778,273	-	-
Total Investments in Securities:	$ 1,366,057,405	$ 1,282,511,009	$ 83,546,396	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
United Kingdom	3.0%
Germany	2.6%
Canada	1.8%
Netherlands	1.4%
Ireland	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $225,666,789 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $200,880,622 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,084,615) - See accompanying schedule: Unaffiliated issuers (cost $1,094,844,850)	$ 1,195,868,404
Fidelity Central Funds (cost $156,778,273)	156,778,273
Other affiliated issuers (cost $15,972,965)	13,410,728
Total Investments (cost $1,267,596,088)		$ 1,366,057,405
Receivable for investments sold		18,354,204
Receivable for fund shares sold		2,081,611
Dividends receivable		211,183
Distributions receivable from Fidelity Central Funds		65,456
Prepaid expenses		4,772
Receivable from investment adviser for expense reductions		1,342
Other receivables		62,782
Total assets		1,386,838,755

Liabilities
Payable for investments purchased	$ 18,968,668
Payable for fund shares redeemed	628,582
Accrued management fee	873,654
Distribution fees payable	38,761
Other affiliated payables	355,664
Other payables and accrued expenses	31,116
Collateral on securities loaned, at value	72,195,445
Total liabilities		93,091,890

Net Assets		$ 1,293,746,865
Net Assets consist of:
Paid in capital		$ 1,503,833,560
Accumulated net investment loss		(2,416,380)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,122,443)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,452,128
Net Assets		$ 1,293,746,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,629,516 ÷ 3,660,461 shares)	$ 11.92

Maximum offering price per share (100/94.25 of $11.92)	$ 12.65
Class T: Net Asset Value and redemption price per share ($22,451,619 ÷ 1,894,975 shares)	$ 11.85

Maximum offering price per share (100/96.50 of $11.85)	$ 12.28
Class B: Net Asset Value and offering price per share ($4,791,664 ÷ 411,990 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($16,379,672 ÷ 1,410,899 shares)A	$ 11.61

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,144,530,021 ÷ 95,032,821 shares)	$ 12.04

Class F: Net Asset Value, offering price and redemption price per share ($42,754,153 ÷ 3,542,772 shares)	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,210,220 ÷ 1,592,525 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,038,581
Special dividends		1,670,000
Interest		66
Income from Fidelity Central Funds		183,609
Total income		4,892,256

Expenses
Management fee Basic fee	$ 4,521,965
Performance adjustment	391,638
Transfer agent fees	1,920,466
Distribution fees	218,228
Accounting and security lending fees	237,439
Custodian fees and expenses	25,292
Independent trustees' compensation	3,736
Registration fees	72,280
Audit	29,339
Legal	4,307
Miscellaneous	10,541
Total expenses before reductions	7,435,231
Expense reductions	(126,595)	7,308,636
Net investment income (loss)		(2,416,380)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,282,411
Other affiliated issuers	(2,158,131)
Foreign currency transactions	(25,884)
Capital gains distributions from Fidelity Central Funds	2,501
Total net realized gain (loss)		136,100,897
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,689,555)
Assets and liabilities in foreign currencies	(9,741)
Total change in net unrealized appreciation (depreciation)		(10,699,296)
Net gain (loss)		125,401,601
Net increase (decrease) in net assets resulting from operations		$ 122,985,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,416,380)	$ (4,212,561)
Net realized gain (loss)	136,100,897	(335,295,985)
Change in net unrealized appreciation (depreciation)	(10,699,296)	109,380,680
Net increase (decrease) in net assets resulting from operations	122,985,221	(230,127,866)
Share transactions - net increase (decrease)	(14,066,912)	89,233,558
Redemption fees	99,319	255,734
Total increase (decrease) in net assets	109,017,628	(140,638,574)

Net Assets
Beginning of period	1,184,729,237	1,325,367,811
End of period (including accumulated net investment loss of $2,416,380 and $0, respectively)	$ 1,293,746,865	$ 1,184,729,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.06)	(.11)	(.12) I	(.10) J	(.07)
Net realized and unrealized gain (loss)	1.17	(2.35)	(1.73)	3.39	.18	3.01
Total from investment operations	1.13	(2.41)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.92	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	10.47%	(18.26)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42% A	1.33%	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.33%	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.38% A	1.33%	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.61)% A, H	(.64)%	(.74)%	(.80)% I	(.79)% J	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,630	$ 40,211	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.09)	(.15)	(.16) I	(.14) J	(.09)
Net realized and unrealized gain (loss)	1.16	(2.34)	(1.73)	3.38	.19	3.01
Total from investment operations	1.11	(2.43)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.85	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	10.34%	(18.45)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.68% A	1.60%	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.60%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.63% A	1.59%	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.86)% A, H	(.91)%	(.99)%	(1.05)% I	(1.04)% J	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,452	$ 21,533	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.33)	(1.71)	3.36	.19	2.99
Total from investment operations	1.06	(2.46)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.63	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	10.03%	(18.88)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.13% A	2.08%	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 4,171	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.32)	(1.71)	3.36	.18	3.00
Total from investment operations	1.06	(2.45)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.61	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	10.05%	(18.85)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.13% A	2.07%	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,380	$ 14,267	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.04)	(.07)	(.08) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.40	.19	3.01
Total from investment operations	1.15	(2.40)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.04	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	10.56%	(18.06)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.12% A	1.08%	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.35)% A, G	(.39)%	(.45)%	(.50)% H	(.52)% I	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,144,530	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	- G, K	(.01)
Net realized and unrealized gain (loss)	1.17	.88 H
Total from investment operations	1.17	.87
Redemption fee added to paid in capital D, K	-	-
Net asset value, end of period	$ 12.07	$ 10.90
Total Return B, C	10.73%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.83% A	.74% A
Expenses net of fee waivers, if any	.83% A	.74% A
Expenses net of all reductions	.81% A	.73% A
Net investment income (loss)	(.05)% A, G	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,754	$ 159
Portfolio turnover rate F	108% A	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.03)	(.06)	(.07) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.41	.19	3.00
Total from investment operations	1.15	(2.39)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.06	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	10.54%	(17.97)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.08% A	1.05%	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	1.08% A	1.05%	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	1.06% A	1.04%	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.29)% A, G	(.36)%	(.38)%	(.46)% H	(.49)% I	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,210	$ 19,204	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,248,032
Gross unrealized depreciation	(65,671,189)
Net unrealized appreciation (depreciation)	$ 91,576,843

Tax cost	$ 1,274,480,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $643,292,838 and $692,876,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55,419	$ 1,955
Class T	.25%	.25%	57,870	-
Class B	.75%	.25%	23,116	17,337
Class C	.75%	.25%	81,823	16,035
			$ 218,228	$ 35,327

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,451
Class T	3,032
Class B*	2,716
Class C*	661
$ 20,860

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,570.34
Class T	39,990.35
Class B	7,941.34
Class C	28,157.34
Small Cap Growth	1,745,899.30
Institutional Class	23,909.25
	$ 1,920,466

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,819 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,453 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,613.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,040
Class T	1.65%	3,237
Class B	2.15%	654
Class C	2.15%	2,325
		$ 10,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116,328 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	876,829	1,768,538	$ 10,246,640	$ 16,919,128
Shares redeemed	(941,525)	(1,239,291)	(10,924,770)	(11,138,983)
Net increase (decrease)	(64,696)	529,247	$ (678,130)	$ 5,780,145
Class T
Shares sold	255,929	1,485,602	$ 2,983,172	$ 12,842,623
Shares redeemed	(365,247)	(1,132,759)	(4,294,949)	(9,596,209)
Net increase (decrease)	(109,318)	352,843	$ (1,311,777)	$ 3,246,414
Class B
Shares sold	61,930	116,072	$ 708,187	$ 1,042,949
Shares redeemed	(44,439)	(145,097)	(504,946)	(1,355,668)
Net increase (decrease)	17,491	(29,025)	$ 203,241	$ (312,719)
Class C
Shares sold	248,890	604,934	$ 2,842,168	$ 5,793,290
Shares redeemed	(189,884)	(479,386)	(2,227,980)	(4,290,700)
Net increase (decrease)	59,006	125,548	$ 614,188	$ 1,502,590
Small Cap Growth
Shares sold	11,154,403	30,718,046	$ 132,014,131	$ 287,281,815
Shares redeemed	(15,746,553)	(22,726,319)	(185,597,494)	(209,407,815)
Net increase (decrease)	(4,592,150)	7,991,727	$ (53,583,363)	$ 77,874,000
Class F
Shares sold	3,612,384	14,590	$ 43,584,992	$ 145,457
Shares redeemed	(84,190)	(12)	(1,022,050)	(113)
Net increase (decrease)	3,528,194	14,578	$ 42,562,942	$ 145,344
Institutional Class
Shares sold	475,265	802,152	$ 5,668,140	$ 7,245,594
Shares redeemed	(643,442)	(728,847)	(7,542,153)	(6,247,810)
Net increase (decrease)	(168,177)	73,305	$ (1,874,013)	$ 997,784

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0310
1.803716.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,104.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,103.40	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,100.30	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,100.50	$ 11.38
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth	1.13%
Actual		$ 1,000.00	$ 1,105.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	.83%
Actual		$ 1,000.00	$ 1,107.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	1.08%
Actual		$ 1,000.00	$ 1,105.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Riverbed Technology, Inc.	1.4	0.5
j2 Global Communications, Inc.	1.2	1.5
Plantronics, Inc.	1.2	1.0
EXCO Resources, Inc.	1.2	1.8
Microsemi Corp.	1.2	0.0
Avis Budget Group, Inc.	1.1	0.0
Monster Worldwide, Inc.	1.1	0.8
Wright Express Corp.	1.1	0.8
Brookdale Senior Living, Inc.	1.0	1.1
Comstock Resources, Inc.	1.0	0.8
	11.5
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.3	20.7
Information Technology	23.0	24.0
Industrials	18.7	15.5
Consumer Discretionary	14.9	15.9
Energy	5.5	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 93.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	15.1%	** Foreign investments	11.2%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.8%
BorgWarner, Inc.	360,000	$ 12,632,400
ElringKlinger AG	194,187	4,316,300
Modine Manufacturing Co. (a)	609,000	5,791,590
		22,740,290
Distributors - 0.5%
Delticom AG	176,000	7,063,252
Diversified Consumer Services - 1.5%
Regis Corp.	604,400	9,628,092
Steiner Leisure Ltd. (a)	248,000	9,880,320
		19,508,412
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	187,600	7,442,092
BJ's Restaurants, Inc. (a)(c)	320,000	6,764,800
Life Time Fitness, Inc. (a)(c)	358,000	8,574,100
Town Sports International Holdings, Inc. (a)	33,442	78,923
WMS Industries, Inc. (a)	194,750	7,221,330
Wyndham Worldwide Corp.	419,000	8,794,810
		38,876,055
Household Durables - 2.0%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,835,188
Hooker Furniture Corp.	517,476	6,577,120
Tempur-Pedic International, Inc. (a)	444,000	11,051,160
		26,463,468
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	7,290,985
Specialty Retail - 2.9%
Casual Male Retail Group, Inc. (a)	2,348,113	6,574,716
Citi Trends, Inc. (a)	345,000	10,739,850
Jos. A. Bank Clothiers, Inc. (a)(c)	145,000	6,076,950
Sally Beauty Holdings, Inc. (a)	836,000	6,972,240
Signet Jewelers Ltd. (a)	250,000	6,840,000
		37,203,756
Textiles, Apparel & Luxury Goods - 2.6%
Fossil, Inc. (a)	305,000	9,958,250
G-III Apparel Group Ltd. (a)	430,300	7,491,523
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	994,500	$ 12,550,590
Ted Baker PLC	450,000	3,544,540
		33,544,903
TOTAL CONSUMER DISCRETIONARY		192,691,121
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Calavo Growers, Inc. (c)	534,046	8,950,611
Smithfield Foods, Inc. (a)(c)	750,000	11,295,000
		20,245,611
ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Northern Offshore Ltd. (a)	3,345,000	5,785,541
Parker Drilling Co. (a)	2,055,000	9,884,550
		15,670,091
Oil, Gas & Consumable Fuels - 4.3%
Arena Resources, Inc. (a)	210,000	8,051,400
Cabot Oil & Gas Corp.	175,600	6,720,212
Comstock Resources, Inc. (a)	336,198	13,108,360
EXCO Resources, Inc.	875,400	15,354,516
Massey Energy Co.	314,000	12,095,280
		55,329,768
TOTAL ENERGY		70,999,859
FINANCIALS - 3.5%
Capital Markets - 1.5%
Fifth Street Finance Corp.	565,000	6,186,750
Janus Capital Group, Inc.	497,800	6,078,138
optionsXpress Holdings, Inc.	455,000	6,529,250
		18,794,138
Commercial Banks - 1.0%
CapitalSource, Inc.	1,295,000	6,203,050
Huntington Bancshares, Inc.	1,371,100	6,567,569
		12,770,619
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	538,000	5,380,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	575,000	$ 7,894,750
TOTAL FINANCIALS		44,839,507
HEALTH CARE - 23.3%
Biotechnology - 2.7%
Dendreon Corp. (a)(c)	328,200	9,091,140
OREXIGEN Therapeutics, Inc. (a)(c)	846,550	5,384,058
PDL BioPharma, Inc. (c)	1,200,000	7,680,000
Theravance, Inc. (a)(c)	444,000	4,870,680
United Therapeutics Corp. (a)	128,000	7,624,960
		34,650,838
Health Care Equipment & Supplies - 5.3%
ev3, Inc. (a)	755,000	11,007,900
Integra LifeSciences Holdings Corp. (a)	287,400	11,036,160
Meridian Bioscience, Inc. (c)	464,605	9,310,684
Natus Medical, Inc. (a)	613,000	8,318,410
Orthofix International NV (a)	200,000	6,026,000
Sirona Dental Systems, Inc. (a)	224,000	7,206,080
STRATEC Biomedical Systems AG	175,000	6,105,175
Wright Medical Group, Inc. (a)	522,000	9,333,360
		68,343,769
Health Care Providers & Services - 6.8%
Brookdale Senior Living, Inc. (a)	728,000	13,286,000
Community Health Systems, Inc. (a)	351,000	11,449,620
Emergency Medical Services Corp. Class A (a)	165,000	8,664,150
Hanger Orthopedic Group, Inc. (a)	606,900	9,868,194
Health Management Associates, Inc. Class A (a)	1,672,000	11,102,080
Providence Service Corp. (a)	393,800	5,056,392
PSS World Medical, Inc. (a)	564,499	11,583,519
Psychiatric Solutions, Inc. (a)	430,000	9,481,500
Synergy Health PLC	780,411	7,672,813
		88,164,268
Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	230,000	8,654,900
Life Sciences Tools & Services - 4.1%
Bruker BioSciences Corp. (a)	885,000	10,858,950
ICON PLC sponsored ADR (a)	520,000	12,916,800
Illumina, Inc. (a)	122,900	4,509,201
PerkinElmer, Inc.	435,000	8,760,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	361,000	$ 7,855,360
Varian, Inc. (a)(c)	165,000	8,507,400
		53,408,611
Pharmaceuticals - 3.8%
Ardea Biosciences, Inc. (a)(c)	472,000	6,910,080
Biodel, Inc. (a)	425,000	1,704,250
Cadence Pharmaceuticals, Inc. (a)(c)	659,000	6,563,640
Hikma Pharmaceuticals PLC	1,150,000	10,040,374
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	6,320,160
ViroPharma, Inc. (a)	1,000,000	9,880,000
XenoPort, Inc. (a)	401,000	7,410,480
		48,828,984
TOTAL HEALTH CARE		302,051,370
INDUSTRIALS - 18.7%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,830,620
Airlines - 1.2%
AirTran Holdings, Inc. (a)(c)	1,930,000	9,302,600
Hawaiian Holdings, Inc. (a)	961,800	5,713,092
		15,015,692
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	257,000	9,362,510
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)(c)	87,497	501,358
The Geo Group, Inc. (a)	503,000	9,305,500
Waste Connections, Inc. (a)	235,000	7,559,950
		17,366,808
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	511,000	10,368,190
Orion Marine Group, Inc. (a)	490,000	9,275,700
		19,643,890
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	340,100	12,168,778
Regal-Beloit Corp.	217,000	10,285,800
Roth & Rau AG (a)(c)	150,000	6,041,501
SunPower Corp. Class B (a)	407,400	7,565,418
		36,061,497
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.3%
Altra Holdings, Inc. (a)	770,000	$ 8,485,400
Blount International, Inc. (a)	1,100,000	12,254,000
Commercial Vehicle Group, Inc. (a)(d)	1,264,964	6,059,178
Duoyuan Global Water, Inc. ADR	232,600	6,629,100
OSG Corp. (c)	825,000	9,047,856
		42,475,534
Professional Services - 1.9%
Kforce, Inc. (a)	780,000	10,428,600
Monster Worldwide, Inc. (a)(c)	905,880	14,122,669
		24,551,269
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	1,333,000	14,423,060
Contrans Group, Inc. Class A	981,600	6,664,562
Knight Transportation, Inc.	387,300	7,010,130
		28,097,752
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	744,000	12,499,200
Interline Brands, Inc. (a)	550,000	9,240,000
Rush Enterprises, Inc. Class A (a)	773,254	8,784,165
		30,523,365
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	317,200	9,868,092
TOTAL INDUSTRIALS		241,797,029
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.5%
Adtran, Inc.	510,000	10,812,000
CommScope, Inc. (a)	275,200	7,488,192
Plantronics, Inc.	595,000	15,719,900
Polycom, Inc. (a)	360,000	8,074,800
Riverbed Technology, Inc. (a)	785,000	17,599,701
ViaSat, Inc. (a)	410,700	11,224,431
		70,919,024
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	1,050,000	12,988,500
Synaptics, Inc. (a)(c)	303,000	7,668,930
Wincor Nixdorf AG (c)	157,400	10,618,282
		31,275,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Insight Enterprises, Inc. (a)	535,000	$ 6,157,850
SYNNEX Corp. (a)	290,000	7,676,300
		13,834,150
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	1,620,652	7,260,521
j2 Global Communications, Inc. (a)	777,500	15,969,850
Perficient, Inc. (a)	432,154	4,196,215
TelecityGroup PLC (a)	1,466,600	9,152,191
		36,578,777
IT Services - 3.5%
CACI International, Inc. Class A (a)	179,400	8,605,818
Datacash Group PLC	2,486,200	7,925,384
Online Resources Corp. (a)(d)	1,522,060	7,351,550
WNS Holdings Ltd. sponsored ADR (a)	462,300	7,105,551
Wright Express Corp. (a)	472,000	13,857,920
		44,846,223
Semiconductors & Semiconductor Equipment - 3.4%
Hittite Microwave Corp. (a)	243,821	9,065,265
Microsemi Corp. (a)	997,000	14,895,180
Teradyne, Inc. (a)(c)	1,125,000	10,507,500
Verigy Ltd. (a)	865,000	9,376,600
		43,844,545
Software - 4.3%
Blackbaud, Inc.	361,059	8,051,616
Informatica Corp. (a)	381,000	9,025,890
PROS Holdings, Inc. (a)	496,135	3,944,273
Radiant Systems, Inc. (a)	820,000	9,471,000
Solera Holdings, Inc.	232,000	7,681,520
Taleo Corp. Class A (a)	431,039	8,754,402
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,373,200
		56,301,901
TOTAL INFORMATION TECHNOLOGY		297,600,332
MATERIALS - 2.0%
Chemicals - 0.8%
Solutia, Inc. (a)	717,000	9,858,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	6,192,350
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Commercial Metals Co.	680,000	$ 9,343,200
TOTAL MATERIALS		25,394,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	8,378,960
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	654,345	5,281,043
TOTAL COMMON STOCKS (Cost $1,110,817,815)		1,209,279,132
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 0.17% (e)	84,582,828	84,582,828
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	72,195,445	72,195,445
TOTAL MONEY MARKET FUNDS (Cost $156,778,273)		156,778,273
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,267,596,088)		1,366,057,405
NET OTHER ASSETS - (5.6)%		(72,310,540)
NET ASSETS - 100%		$ 1,293,746,865
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,996
Fidelity Securities Lending Cash Central Fund	109,613
Total	$ 183,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 6,978,148	$ -	$ -	$ 6,059,178
Online Resources Corp.	7,502,350	2,970,420	537,693	-	7,351,550
Town Sports International Holdings, Inc.	4,060,850	759,596	3,156,729	-	-
Total	$ 11,563,200	$ 10,708,164	$ 3,694,422	$ -	$ 13,410,728
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,691,121	$ 177,767,029	$ 14,924,092	$ -
Consumer Staples	20,245,611	20,245,611	-	-
Energy	70,999,859	65,214,318	5,785,541	-
Financials	44,839,507	44,839,507	-	-
Health Care	302,051,370	278,233,008	23,818,362	-
Industrials	241,797,029	235,755,528	6,041,501	-
Information Technology	297,600,332	269,904,475	27,695,857	-
Materials	25,394,300	25,394,300	-	-
Telecommunication Services	8,378,960	8,378,960	-	-
Utilities	5,281,043	-	5,281,043	-
Money Market Funds	156,778,273	156,778,273	-	-
Total Investments in Securities:	$ 1,366,057,405	$ 1,282,511,009	$ 83,546,396	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
United Kingdom	3.0%
Germany	2.6%
Canada	1.8%
Netherlands	1.4%
Ireland	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $225,666,789 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $200,880,622 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,084,615) - See accompanying schedule: Unaffiliated issuers (cost $1,094,844,850)	$ 1,195,868,404
Fidelity Central Funds (cost $156,778,273)	156,778,273
Other affiliated issuers (cost $15,972,965)	13,410,728
Total Investments (cost $1,267,596,088)		$ 1,366,057,405
Receivable for investments sold		18,354,204
Receivable for fund shares sold		2,081,611
Dividends receivable		211,183
Distributions receivable from Fidelity Central Funds		65,456
Prepaid expenses		4,772
Receivable from investment adviser for expense reductions		1,342
Other receivables		62,782
Total assets		1,386,838,755

Liabilities
Payable for investments purchased	$ 18,968,668
Payable for fund shares redeemed	628,582
Accrued management fee	873,654
Distribution fees payable	38,761
Other affiliated payables	355,664
Other payables and accrued expenses	31,116
Collateral on securities loaned, at value	72,195,445
Total liabilities		93,091,890

Net Assets		$ 1,293,746,865
Net Assets consist of:
Paid in capital		$ 1,503,833,560
Accumulated net investment loss		(2,416,380)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(306,122,443)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,452,128
Net Assets		$ 1,293,746,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,629,516 ÷ 3,660,461 shares)	$ 11.92

Maximum offering price per share (100/94.25 of $11.92)	$ 12.65
Class T: Net Asset Value and redemption price per share ($22,451,619 ÷ 1,894,975 shares)	$ 11.85

Maximum offering price per share (100/96.50 of $11.85)	$ 12.28
Class B: Net Asset Value and offering price per share ($4,791,664 ÷ 411,990 shares)A	$ 11.63

Class C: Net Asset Value and offering price per share ($16,379,672 ÷ 1,410,899 shares)A	$ 11.61

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,144,530,021 ÷ 95,032,821 shares)	$ 12.04

Class F: Net Asset Value, offering price and redemption price per share ($42,754,153 ÷ 3,542,772 shares)	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,210,220 ÷ 1,592,525 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,038,581
Special dividends		1,670,000
Interest		66
Income from Fidelity Central Funds		183,609
Total income		4,892,256

Expenses
Management fee Basic fee	$ 4,521,965
Performance adjustment	391,638
Transfer agent fees	1,920,466
Distribution fees	218,228
Accounting and security lending fees	237,439
Custodian fees and expenses	25,292
Independent trustees' compensation	3,736
Registration fees	72,280
Audit	29,339
Legal	4,307
Miscellaneous	10,541
Total expenses before reductions	7,435,231
Expense reductions	(126,595)	7,308,636
Net investment income (loss)		(2,416,380)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,282,411
Other affiliated issuers	(2,158,131)
Foreign currency transactions	(25,884)
Capital gains distributions from Fidelity Central Funds	2,501
Total net realized gain (loss)		136,100,897
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,689,555)
Assets and liabilities in foreign currencies	(9,741)
Total change in net unrealized appreciation (depreciation)		(10,699,296)
Net gain (loss)		125,401,601
Net increase (decrease) in net assets resulting from operations		$ 122,985,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,416,380)	$ (4,212,561)
Net realized gain (loss)	136,100,897	(335,295,985)
Change in net unrealized appreciation (depreciation)	(10,699,296)	109,380,680
Net increase (decrease) in net assets resulting from operations	122,985,221	(230,127,866)
Share transactions - net increase (decrease)	(14,066,912)	89,233,558
Redemption fees	99,319	255,734
Total increase (decrease) in net assets	109,017,628	(140,638,574)

Net Assets
Beginning of period	1,184,729,237	1,325,367,811
End of period (including accumulated net investment loss of $2,416,380 and $0, respectively)	$ 1,293,746,865	$ 1,184,729,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.06)	(.11)	(.12) I	(.10) J	(.07)
Net realized and unrealized gain (loss)	1.17	(2.35)	(1.73)	3.39	.18	3.01
Total from investment operations	1.13	(2.41)	(1.84)	3.27	.08	2.94
Distributions from net realized gain	-	-	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.92	$ 10.79	$ 13.20	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	10.47%	(18.26)%	(12.26)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42% A	1.33%	1.40%	1.44%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.33%	1.40%	1.40%	1.40%	1.45% A
Expenses net of all reductions	1.38% A	1.33%	1.39%	1.39%	1.35%	1.36% A
Net investment income (loss)	(.61)% A, H	(.64)%	(.74)%	(.80)% I	(.79)% J	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,630	$ 40,211	$ 42,187	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.09)	(.15)	(.16) I	(.14) J	(.09)
Net realized and unrealized gain (loss)	1.16	(2.34)	(1.73)	3.38	.19	3.01
Total from investment operations	1.11	(2.43)	(1.88)	3.22	.05	2.92
Distributions from net realized gain	-	-	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.85	$ 10.74	$ 13.17	$ 16.01	$ 12.86	$ 12.93
Total Return B, C, D	10.34%	(18.45)%	(12.50)%	25.18%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.68% A	1.60%	1.65%	1.67%	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.60%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.63% A	1.59%	1.65%	1.65%	1.60%	1.61% A
Net investment income (loss)	(.86)% A, H	(.91)%	(.99)%	(1.05)% I	(1.04)% J	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,452	$ 21,533	$ 21,754	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. K For the period November 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.33)	(1.71)	3.36	.19	2.99
Total from investment operations	1.06	(2.46)	(1.93)	3.13	(.01)	2.86
Distributions from net realized gain	-	-	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.63	$ 10.57	$ 13.03	$ 15.85	$ 12.78	$ 12.87
Total Return B, C, D	10.03%	(18.88)%	(12.92)%	24.57%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.20% A
Expenses net of all reductions	2.13% A	2.08%	2.15%	2.15%	2.10%	2.11% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,792	$ 4,171	$ 5,517	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08) H	(.13)	(.22)	(.23) I	(.20) J	(.13)
Net realized and unrealized gain (loss)	1.14	(2.32)	(1.71)	3.36	.18	3.00
Total from investment operations	1.06	(2.45)	(1.93)	3.13	(.02)	2.87
Distributions from net realized gain	-	-	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	- M	- M	- M	.01	.01
Net asset value, end of period	$ 11.61	$ 10.55	$ 13.00	$ 15.84	$ 12.77	$ 12.88
Total Return B, C, D	10.05%	(18.85)%	(12.94)%	24.59%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.18% A	2.08%	2.15%	2.20%	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.08%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.13% A	2.07%	2.14%	2.14%	2.10%	2.09% A
Net investment income (loss)	(1.36)% A, H	(1.39)%	(1.49)%	(1.55)% I	(1.54)% J	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,380	$ 14,267	$ 15,946	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rate G	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. K For the period Novem-ber 3, 2004 (commencement of operations) to July 31, 2005. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.04)	(.07)	(.08) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.40	.19	3.01
Total from investment operations	1.15	(2.40)	(1.81)	3.32	.12	2.97
Distributions from net realized gain	-	-	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.04	$ 10.89	$ 13.29	$ 16.15	$ 12.93	$ 12.98
Total Return B, C	10.56%	(18.06)%	(11.98)%	25.84%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of fee waivers, if any	1.13% A	1.08%	1.11%	1.10%	1.13%	1.16% A
Expenses net of all reductions	1.12% A	1.08%	1.10%	1.09%	1.08%	1.08% A
Net investment income (loss)	(.35)% A, G	(.39)%	(.45)%	(.50)% H	(.52)% I	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,144,530	$ 1,085,184	$ 1,217,520	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	- G, K	(.01)
Net realized and unrealized gain (loss)	1.17	.88 H
Total from investment operations	1.17	.87
Redemption fee added to paid in capital D, K	-	-
Net asset value, end of period	$ 12.07	$ 10.90
Total Return B, C	10.73%	8.67%
Ratios to Average Net Assets E, J
Expenses before reductions	.83% A	.74% A
Expenses net of fee waivers, if any	.83% A	.74% A
Expenses net of all reductions	.81% A	.73% A
Net investment income (loss)	(.05)% A, G	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,754	$ 159
Portfolio turnover rate F	108% A	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02) G	(.03)	(.06)	(.07) H	(.07) I	(.04)
Net realized and unrealized gain (loss)	1.17	(2.36)	(1.74)	3.41	.19	3.00
Total from investment operations	1.15	(2.39)	(1.80)	3.34	.12	2.96
Distributions from net realized gain	-	-	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	- L	- L	- L	.01	.01
Net asset value, end of period	$ 12.06	$ 10.91	$ 13.30	$ 16.15	$ 12.92	$ 12.97
Total Return B, C	10.54%	(17.97)%	(11.93)%	25.99%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.08% A	1.05%	1.04%	1.05%	1.10%	1.20% A
Expenses net of fee waivers, if any	1.08% A	1.05%	1.04%	1.05%	1.10%	1.18% A
Expenses net of all reductions	1.06% A	1.04%	1.03%	1.05%	1.05%	1.10% A
Net investment income (loss)	(.29)% A, G	(.36)%	(.38)%	(.46)% H	(.49)% I	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,210	$ 19,204	$ 22,444	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rate F	108% A	150%	113%	91%	129%	93% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%. J For the period November 3, 2004 (commencement of operations) to July 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,248,032
Gross unrealized depreciation	(65,671,189)
Net unrealized appreciation (depreciation)	$ 91,576,843

Tax cost	$ 1,274,480,562

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $643,292,838 and $692,876,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55,419	$ 1,955
Class T	.25%	.25%	57,870	-
Class B	.75%	.25%	23,116	17,337
Class C	.75%	.25%	81,823	16,035
			$ 218,228	$ 35,327

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,451
Class T	3,032
Class B*	2,716
Class C*	661
$ 20,860

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,570.34
Class T	39,990.35
Class B	7,941.34
Class C	28,157.34
Small Cap Growth	1,745,899.30
Institutional Class	23,909.25
	$ 1,920,466

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,819 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,453 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,613.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 4,040
Class T	1.65%	3,237
Class B	2.15%	654
Class C	2.15%	2,325
		$ 10,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116,328 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	876,829	1,768,538	$ 10,246,640	$ 16,919,128
Shares redeemed	(941,525)	(1,239,291)	(10,924,770)	(11,138,983)
Net increase (decrease)	(64,696)	529,247	$ (678,130)	$ 5,780,145
Class T
Shares sold	255,929	1,485,602	$ 2,983,172	$ 12,842,623
Shares redeemed	(365,247)	(1,132,759)	(4,294,949)	(9,596,209)
Net increase (decrease)	(109,318)	352,843	$ (1,311,777)	$ 3,246,414
Class B
Shares sold	61,930	116,072	$ 708,187	$ 1,042,949
Shares redeemed	(44,439)	(145,097)	(504,946)	(1,355,668)
Net increase (decrease)	17,491	(29,025)	$ 203,241	$ (312,719)
Class C
Shares sold	248,890	604,934	$ 2,842,168	$ 5,793,290
Shares redeemed	(189,884)	(479,386)	(2,227,980)	(4,290,700)
Net increase (decrease)	59,006	125,548	$ 614,188	$ 1,502,590
Small Cap Growth
Shares sold	11,154,403	30,718,046	$ 132,014,131	$ 287,281,815
Shares redeemed	(15,746,553)	(22,726,319)	(185,597,494)	(209,407,815)
Net increase (decrease)	(4,592,150)	7,991,727	$ (53,583,363)	$ 77,874,000
Class F
Shares sold	3,612,384	14,590	$ 43,584,992	$ 145,457
Shares redeemed	(84,190)	(12)	(1,022,050)	(113)
Net increase (decrease)	3,528,194	14,578	$ 42,562,942	$ 145,344
Institutional Class
Shares sold	475,265	802,152	$ 5,668,140	$ 7,245,594
Shares redeemed	(643,442)	(728,847)	(7,542,153)	(6,247,810)
Net increase (decrease)	(168,177)	73,305	$ (1,874,013)	$ 997,784

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 12% and 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0310
1.803724.106

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,131.40	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,129.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.80	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.70	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value	1.21%
Actual		$ 1,000.00	$ 1,131.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class F	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,132.00	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	3.4	2.8
RTI International Metals, Inc.	3.3	0.0
Carpenter Technology Corp.	3.0	3.0
WESCO International, Inc.	3.0	2.9
United Stationers, Inc.	2.9	3.0
Alexandria Real Estate Equities, Inc.	2.8	2.6
Platinum Underwriters Holdings Ltd.	2.8	0.0
Washington Federal, Inc.	2.7	1.7
Superior Energy Services, Inc.	2.7	2.0
HNI Corp.	2.6	3.0
	29.2
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.7	33.4
Industrials	13.5	15.9
Consumer Discretionary	11.3	12.6
Information Technology	9.9	11.6
Materials	7.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.5%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	590,187	$ 19,977,830
Regis Corp. (c)	1,745,882	27,811,900
		47,789,730
Household Durables - 5.2%
M.D.C. Holdings, Inc.	960,300	32,266,080
Meritage Homes Corp. (a)	1,509,960	33,808,004
Ryland Group, Inc.	1,262,448	28,102,092
		94,176,176
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,455,159	16,108,610
Tsutsumi Jewelry Co. Ltd.	791,400	15,096,829
		31,205,439
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	16,785,698
TOTAL CONSUMER DISCRETIONARY		189,957,043
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 5.2%
BJ's Wholesale Club, Inc. (a)	1,290,000	43,589,100
Casey's General Stores, Inc.	1,235,183	37,895,414
Ingles Markets, Inc. Class A	838,531	11,873,599
		93,358,113
ENERGY - 4.4%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	2,091,700	48,046,349
Oil, Gas & Consumable Fuels - 1.7%
Mariner Energy, Inc. (a)	2,166,954	31,312,485
TOTAL ENERGY		79,358,834
FINANCIALS - 34.2%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	1,955,000	28,054,250
Sparx Group Co. Ltd. (a)	1,940	253,595
TradeStation Group, Inc. (a)	2,062,291	14,580,397
Waddell & Reed Financial, Inc. Class A	640,000	20,051,200
		62,939,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 10.7%
Associated Banc-Corp. (c)	2,692,383	$ 34,247,112
CapitalSource, Inc.	6,395,000	30,632,050
City National Corp. (c)	784,900	38,766,211
PacWest Bancorp (c)	1,625,000	33,718,750
TCF Financial Corp. (c)	2,705,500	39,608,520
Western Liberty Bancorp (a)(d)	2,400,000	15,072,000
		192,044,643
Insurance - 6.5%
Aspen Insurance Holdings Ltd.	870,200	23,173,426
Max Capital Group Ltd.	1,957,411	44,080,896
Platinum Underwriters Holdings Ltd.	1,396,975	50,654,314
		117,908,636
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (c)	848,300	50,668,959
Highwoods Properties, Inc. (SBI)	670,330	20,250,669
National Retail Properties, Inc.	840,000	16,968,000
		87,887,628
Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	791,000	45,094,910
Thrifts & Mortgage Finance - 6.1%
Astoria Financial Corp.	4,618,152	60,959,607
Washington Federal, Inc.	2,616,175	48,791,664
		109,751,271
TOTAL FINANCIALS		615,626,530
HEALTH CARE - 6.7%
Health Care Providers & Services - 6.7%
Chemed Corp.	510,200	23,724,300
MEDNAX, Inc. (a)	591,500	33,632,690
Providence Service Corp. (a)(d)	1,016,495	13,051,796
Team Health Holdings, Inc.	1,300,000	19,175,000
VCA Antech, Inc. (a)	1,240,000	31,483,600
		121,067,386
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (a)	1,250,923	9,632,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp. (c)	1,899,671	$ 47,529,768
United Stationers, Inc. (a)	939,000	51,231,840
		108,393,715
Machinery - 2.5%
Blount International, Inc. (a)	1,854,723	20,661,614
Graco, Inc.	865,000	23,086,850
		43,748,464
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,489,408	37,022,619
WESCO International, Inc. (a)	1,925,000	53,361,000
		90,383,619
TOTAL INDUSTRIALS		242,525,798
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.4%
Polycom, Inc. (a)	970,000	21,757,100
ViaSat, Inc. (a)	809,472	22,122,870
		43,879,970
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,503,100	25,402,390
Macnica, Inc.	677,400	11,233,718
Ryoyo Electro Corp.	1,272,700	10,813,790
SYNNEX Corp. (a)	409,898	10,850,000
		58,299,898
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	1,749,434	31,437,329
j2 Global Communications, Inc. (a)	603,149	12,388,680
		43,826,009
Semiconductors & Semiconductor Equipment - 0.9%
Miraial Co. Ltd. (d)	570,200	15,317,768
Software - 0.9%
MICROS Systems, Inc. (a)	580,000	16,576,400
TOTAL INFORMATION TECHNOLOGY		177,900,045
MATERIALS - 7.0%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,734,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 6.3%
Carpenter Technology Corp.	2,009,380	$ 53,851,384
RTI International Metals, Inc. (a)(d)	2,392,597	59,216,776
		113,068,160
TOTAL MATERIALS		126,802,688
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)	1,665,000	18,181,800
UTILITIES - 4.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,710,000	36,474,300
Gas Utilities - 1.3%
Southwest Gas Corp.	830,989	22,993,466
Independent Power Producers & Energy Traders - 1.5%
RRI Energy, Inc. (a)	5,600,000	27,720,000
TOTAL UTILITIES		87,187,766
TOTAL COMMON STOCKS (Cost $1,594,125,230)		1,751,966,003
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	11,510,100
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	16,334,861
Series I, 7.50%	542,010	10,867,301
		27,202,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,713)		38,712,262
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	15,158,848	$ 15,158,848
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	132,323,494	132,323,494
TOTAL MONEY MARKET FUNDS (Cost $147,482,342)		147,482,342
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,766,860,285)		1,938,160,607
NET OTHER ASSETS - (7.7)%		(137,753,096)
NET ASSETS - 100%		$ 1,800,407,511
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,352
Fidelity Securities Lending Cash Central Fund	197,720
Total	$ 219,072
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 14,222,750	$ 1,279,465	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	37,022,619
HNI Corp.	48,476,178	4,669,921	12,525,138	939,645	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	15,317,768
Providence Service Corp.	5,488,479	7,744,742	-	-	13,051,796
RTI International Metals, Inc.	-	61,889,471	4,810,113	-	59,216,776
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	5,877,924	-	-
Western Liberty Bancorp	-	3,630,400	-	-	15,072,000
Total	$ 197,786,727	$ 104,377,369	$ 40,243,143	$ 2,396,592	$ 139,680,959
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,890,497 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $151,920,436 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,885,454) - See accompanying schedule: Unaffiliated issuers (cost $1,484,926,892)	$ 1,650,997,306
Fidelity Central Funds (cost $147,482,342)	147,482,342
Other affiliated issuers (cost $134,451,051)	139,680,959
Total Investments (cost $1,766,860,285)		$ 1,938,160,607
Receivable for investments sold		236,239
Receivable for fund shares sold		3,708,433
Dividends receivable		1,650,419
Distributions receivable from Fidelity Central Funds		16,535
Prepaid expenses		6,715
Receivable from investment adviser for expense reductions		13,238
Other receivables		20,459
Total assets		1,943,812,645

Liabilities
Payable for investments purchased	$ 6,760,361
Payable for fund shares redeemed	2,445,680
Accrued management fee	1,317,855
Distribution fees payable	60,169
Other affiliated payables	466,365
Other payables and accrued expenses	31,210
Collateral on securities loaned, at value	132,323,494
Total liabilities		143,405,134

Net Assets		$ 1,800,407,511
Net Assets consist of:
Paid in capital		$ 1,720,209,220
Undistributed net investment income		152,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,252,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,297,506
Net Assets		$ 1,800,407,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,120,186 ÷ 5,661,804 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T: Net Asset Value and redemption price per share ($33,795,005 ÷ 2,709,601 shares)	$ 12.47

Maximum offering price per share (100/96.50 of $12.47)	$ 12.92
Class B: Net Asset Value and offering price per share ($8,245,917 ÷ 672,335 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($27,768,921 ÷ 2,263,400 shares)A	$ 12.27

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,580,773,420 ÷ 124,939,138 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($43,747,963 ÷ 3,457,260 shares)	$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,956,099 ÷ 2,760,407 shares)	$ 12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $2,396,592 earned from other affiliated issuers)		$ 12,500,182
Interest		18,036
Income from Fidelity Central Funds		219,072
Total income		12,737,290

Expenses
Management fee Basic fee	$ 6,386,783
Performance adjustment	1,325,098
Transfer agent fees	2,640,316
Distribution fees	327,688
Accounting and security lending fees	322,062
Custodian fees and expenses	22,075
Independent trustees' compensation	5,217
Registration fees	103,021
Audit	30,165
Legal	5,603
Interest	635
Miscellaneous	13,458
Total expenses before reductions	11,182,121
Expense reductions	(98,216)	11,083,905
Net investment income (loss)		1,653,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,630,649
Other affiliated issuers	3,071,265
Foreign currency transactions	19,631
Capital gain distributions from Fidelity Central Funds	9,755
Total net realized gain (loss)		88,731,300
Change in net unrealized appreciation (depreciation) on: Investment securities	119,319,234
Assets and liabilities in foreign currencies	(3,940)
Total change in net unrealized appreciation (depreciation)		119,315,294
Net gain (loss)		208,046,594
Net increase (decrease) in net assets resulting from operations		$ 209,699,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,653,385	$ 11,185,799
Net realized gain (loss)	88,731,300	(175,985,663)
Change in net unrealized appreciation (depreciation)	119,315,294	144,791,983
Net increase (decrease) in net assets resulting from operations	209,699,979	(20,007,881)
Distributions to shareholders from net investment income	(6,560,120)	(8,301,273)
Distributions to shareholders from net realized gain	-	(12,095,172)
Total distributions	(6,560,120)	(20,396,445)
Share transactions - net increase (decrease)	(14,302,253)	392,456,300
Redemption fees	278,381	448,503
Total increase (decrease) in net assets	189,115,987	352,500,477

Net Assets
Beginning of period	1,611,291,524	1,258,791,047
End of period (including undistributed net investment income of $152,847 and undistributed net investment income of $5,059,582, respectively)	$ 1,800,407,511	$ 1,611,291,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.08	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.46	(.60)	(1.98)	1.90	.74	2.84
Total from investment operations	1.46	(.52)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.03)	(.06)	-	-	-	(.01)
Distributions from net realized gain	-	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.03)	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.56	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	13.14%	(4.37)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.45%	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	.02% A	.81%	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,120	$ 55,029	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.44	(.59)	(1.97)	1.90	.74	2.83
Total from investment operations	1.43	(.54)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.01)	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.47	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	12.98%	(4.57)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.70%	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	(.23)% A	.56%	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,795	$ 28,534	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.59)	(1.96)	1.90	.74	2.82
Total from investment operations	1.38	(.58)	(2.06)	1.73	.61	2.72
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.28)	-
Total distributions	-	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.26	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	12.68%	(5.05)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,246	$ 7,153	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.58)	(1.96)	1.90	.74	2.83
Total from investment operations	1.38	(.57)	(2.06)	1.73	.61	2.73
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.29)	-
Total distributions	-	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.27	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	12.67%	(4.98)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.15%	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,769	$ 21,345	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.47	(.60)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.50)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.05)	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.05)	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.65	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.18%	(4.15)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.20% A	1.20%	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	.21% A	1.01%	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,580,773	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Year ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.47	.94 G
Total from investment operations	1.50	.95
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 12.65	$ 11.22
Total Return B, C	13.36%	9.25%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.86% A
Expenses net of fee waivers, if any	.91% A	.86% A
Expenses net of all reductions	.91% A	.86% A
Net investment income (loss)	.51% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,748	$ 159
Portfolio turnover rate F	65% A	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.46	(.59)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.49)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.06)	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.06)	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.66	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.20%	(4.04)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.20%	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.14% A	1.15%	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	.28% A	1.06%	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,956	$ 10,336	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,941,423
Gross unrealized depreciation	(130,466,321)
Net unrealized appreciation (depreciation)	$ 167,475,102

Tax cost	$ 1,770,685,505

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,535,496 and $583,318,311, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,280	$ 3,258
Class T	.25%	.25%	80,386	-
Class B	.75%	.25%	39,917	29,938
Class C	.75%	.25%	125,105	28,796
			$ 327,688	$ 61,992

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,612
Class T	3,124
Class B*	9,944
Class C*	605
$ 30,285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 112,083.34
Class T	55,709.35
Class B	13,679.34
Class C	42,670.34
Small Cap Value	2,386,084.29
Institutional Class	30,091.23
	$ 2,640,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,830 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,401,500.39%		$ 635

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,720.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 34,879
Class T	1.65%	17,921
Class B	2.15%	4,312
Class C	2.15%	13,639
		$ 70,751

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,462 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net investment income
Class A	$ 159,193	$ 252,162
Class T	36,903	111,704
Class B	-	20,177
Class C	-	45,207
Small Cap Value	6,230,380	7,822,387
Class F	28,266	-
Institutional Class	105,378	49,636
Total	$ 6,560,120	$ 8,301,273

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net realized gain
Class A	$ -	$ 496,925
Class T	-	350,121
Class B	-	77,046
Class C	-	207,577
Small Cap Value	-	10,883,170
Institutional Class	-	80,333
Total	$ -	$ 12,095,172

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	1,675,860	2,028,986	$ 20,287,531	$ 19,478,233
Reinvestment of distributions	12,276	64,970	146,358	694,477
Shares redeemed	(969,223)	(1,588,437)	(11,841,680)	(14,658,645)
Net increase (decrease)	718,913	505,519	$ 8,592,209	$ 5,514,065
Class T
Shares sold	538,429	1,489,054	$ 6,425,686	$ 15,806,614
Reinvestment of distributions	3,030	40,641	35,906	449,360
Shares redeemed	(413,582)	(1,680,727)	(5,030,046)	(14,685,646)
Net increase (decrease)	127,877	(151,032)	$ 1,431,546	$ 1,570,328
Class B
Shares sold	102,176	305,827	$ 1,205,333	$ 3,051,319
Reinvestment of distributions	-	7,759	-	85,943
Shares redeemed	(87,140)	(335,978)	(1,036,071)	(2,971,686)
Net increase (decrease)	15,036	(22,392)	$ 169,262	$ 165,576
Class C
Shares sold	507,548	832,906	$ 6,054,371	$ 7,981,000
Reinvestment of distributions	-	19,410	-	217,621
Shares redeemed	(204,893)	(694,752)	(2,449,563)	(6,287,773)
Net increase (decrease)	302,655	157,564	$ 3,604,808	$ 1,910,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Small Cap Value
Shares sold	21,234,724	61,277,579	$ 258,095,114	$ 600,357,815
Reinvestment of distributions	507,903	1,741,583	6,101,827	18,397,974
Shares redeemed	(29,529,999)	(25,782,005)	(357,109,003)	(237,589,067)
Net increase (decrease)	(7,787,372)	37,237,157	$ (92,912,062)	$ 381,166,722
Class F
Shares sold	3,524,076	14,205	$ 43,507,553	$ 144,857
Reinvestment of distributions	2,350	-	28,266	-
Shares redeemed	(83,353)	(18)	(1,041,511)	(181)
Net increase (decrease)	3,443,073	14,187	$ 42,494,308	$ 144,676
Institutional Class
Shares sold	2,081,830	479,087	$ 25,294,424	$ 4,626,811
Reinvestment of distributions	7,512	8,812	90,344	93,632
Shares redeemed	(248,838)	(288,597)	(3,067,092)	(2,736,358)
Net increase (decrease)	1,840,504	199,302	$ 22,317,676	$ 1,984,085

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCV-USAN-0310
1.803708.105

Fidelity®

Small Cap Value

Fund
Class F

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,131.40	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,129.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.80	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.70	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value	1.21%
Actual		$ 1,000.00	$ 1,131.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class F	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,132.00	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	3.4	2.8
RTI International Metals, Inc.	3.3	0.0
Carpenter Technology Corp.	3.0	3.0
WESCO International, Inc.	3.0	2.9
United Stationers, Inc.	2.9	3.0
Alexandria Real Estate Equities, Inc.	2.8	2.6
Platinum Underwriters Holdings Ltd.	2.8	0.0
Washington Federal, Inc.	2.7	1.7
Superior Energy Services, Inc.	2.7	2.0
HNI Corp.	2.6	3.0
	29.2
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.7	33.4
Industrials	13.5	15.9
Consumer Discretionary	11.3	12.6
Information Technology	9.9	11.6
Materials	7.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.5%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	590,187	$ 19,977,830
Regis Corp. (c)	1,745,882	27,811,900
		47,789,730
Household Durables - 5.2%
M.D.C. Holdings, Inc.	960,300	32,266,080
Meritage Homes Corp. (a)	1,509,960	33,808,004
Ryland Group, Inc.	1,262,448	28,102,092
		94,176,176
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,455,159	16,108,610
Tsutsumi Jewelry Co. Ltd.	791,400	15,096,829
		31,205,439
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	16,785,698
TOTAL CONSUMER DISCRETIONARY		189,957,043
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 5.2%
BJ's Wholesale Club, Inc. (a)	1,290,000	43,589,100
Casey's General Stores, Inc.	1,235,183	37,895,414
Ingles Markets, Inc. Class A	838,531	11,873,599
		93,358,113
ENERGY - 4.4%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	2,091,700	48,046,349
Oil, Gas & Consumable Fuels - 1.7%
Mariner Energy, Inc. (a)	2,166,954	31,312,485
TOTAL ENERGY		79,358,834
FINANCIALS - 34.2%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	1,955,000	28,054,250
Sparx Group Co. Ltd. (a)	1,940	253,595
TradeStation Group, Inc. (a)	2,062,291	14,580,397
Waddell & Reed Financial, Inc. Class A	640,000	20,051,200
		62,939,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 10.7%
Associated Banc-Corp. (c)	2,692,383	$ 34,247,112
CapitalSource, Inc.	6,395,000	30,632,050
City National Corp. (c)	784,900	38,766,211
PacWest Bancorp (c)	1,625,000	33,718,750
TCF Financial Corp. (c)	2,705,500	39,608,520
Western Liberty Bancorp (a)(d)	2,400,000	15,072,000
		192,044,643
Insurance - 6.5%
Aspen Insurance Holdings Ltd.	870,200	23,173,426
Max Capital Group Ltd.	1,957,411	44,080,896
Platinum Underwriters Holdings Ltd.	1,396,975	50,654,314
		117,908,636
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (c)	848,300	50,668,959
Highwoods Properties, Inc. (SBI)	670,330	20,250,669
National Retail Properties, Inc.	840,000	16,968,000
		87,887,628
Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	791,000	45,094,910
Thrifts & Mortgage Finance - 6.1%
Astoria Financial Corp.	4,618,152	60,959,607
Washington Federal, Inc.	2,616,175	48,791,664
		109,751,271
TOTAL FINANCIALS		615,626,530
HEALTH CARE - 6.7%
Health Care Providers & Services - 6.7%
Chemed Corp.	510,200	23,724,300
MEDNAX, Inc. (a)	591,500	33,632,690
Providence Service Corp. (a)(d)	1,016,495	13,051,796
Team Health Holdings, Inc.	1,300,000	19,175,000
VCA Antech, Inc. (a)	1,240,000	31,483,600
		121,067,386
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (a)	1,250,923	9,632,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp. (c)	1,899,671	$ 47,529,768
United Stationers, Inc. (a)	939,000	51,231,840
		108,393,715
Machinery - 2.5%
Blount International, Inc. (a)	1,854,723	20,661,614
Graco, Inc.	865,000	23,086,850
		43,748,464
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,489,408	37,022,619
WESCO International, Inc. (a)	1,925,000	53,361,000
		90,383,619
TOTAL INDUSTRIALS		242,525,798
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.4%
Polycom, Inc. (a)	970,000	21,757,100
ViaSat, Inc. (a)	809,472	22,122,870
		43,879,970
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,503,100	25,402,390
Macnica, Inc.	677,400	11,233,718
Ryoyo Electro Corp.	1,272,700	10,813,790
SYNNEX Corp. (a)	409,898	10,850,000
		58,299,898
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	1,749,434	31,437,329
j2 Global Communications, Inc. (a)	603,149	12,388,680
		43,826,009
Semiconductors & Semiconductor Equipment - 0.9%
Miraial Co. Ltd. (d)	570,200	15,317,768
Software - 0.9%
MICROS Systems, Inc. (a)	580,000	16,576,400
TOTAL INFORMATION TECHNOLOGY		177,900,045
MATERIALS - 7.0%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,734,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 6.3%
Carpenter Technology Corp.	2,009,380	$ 53,851,384
RTI International Metals, Inc. (a)(d)	2,392,597	59,216,776
		113,068,160
TOTAL MATERIALS		126,802,688
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)	1,665,000	18,181,800
UTILITIES - 4.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,710,000	36,474,300
Gas Utilities - 1.3%
Southwest Gas Corp.	830,989	22,993,466
Independent Power Producers & Energy Traders - 1.5%
RRI Energy, Inc. (a)	5,600,000	27,720,000
TOTAL UTILITIES		87,187,766
TOTAL COMMON STOCKS (Cost $1,594,125,230)		1,751,966,003
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	11,510,100
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	16,334,861
Series I, 7.50%	542,010	10,867,301
		27,202,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,713)		38,712,262
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	15,158,848	$ 15,158,848
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	132,323,494	132,323,494
TOTAL MONEY MARKET FUNDS (Cost $147,482,342)		147,482,342
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,766,860,285)		1,938,160,607
NET OTHER ASSETS - (7.7)%		(137,753,096)
NET ASSETS - 100%		$ 1,800,407,511
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,352
Fidelity Securities Lending Cash Central Fund	197,720
Total	$ 219,072
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 14,222,750	$ 1,279,465	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	37,022,619
HNI Corp.	48,476,178	4,669,921	12,525,138	939,645	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	15,317,768
Providence Service Corp.	5,488,479	7,744,742	-	-	13,051,796
RTI International Metals, Inc.	-	61,889,471	4,810,113	-	59,216,776
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	5,877,924	-	-
Western Liberty Bancorp	-	3,630,400	-	-	15,072,000
Total	$ 197,786,727	$ 104,377,369	$ 40,243,143	$ 2,396,592	$ 139,680,959
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,890,497 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $151,920,436 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,885,454) - See accompanying schedule: Unaffiliated issuers (cost $1,484,926,892)	$ 1,650,997,306
Fidelity Central Funds (cost $147,482,342)	147,482,342
Other affiliated issuers (cost $134,451,051)	139,680,959
Total Investments (cost $1,766,860,285)		$ 1,938,160,607
Receivable for investments sold		236,239
Receivable for fund shares sold		3,708,433
Dividends receivable		1,650,419
Distributions receivable from Fidelity Central Funds		16,535
Prepaid expenses		6,715
Receivable from investment adviser for expense reductions		13,238
Other receivables		20,459
Total assets		1,943,812,645

Liabilities
Payable for investments purchased	$ 6,760,361
Payable for fund shares redeemed	2,445,680
Accrued management fee	1,317,855
Distribution fees payable	60,169
Other affiliated payables	466,365
Other payables and accrued expenses	31,210
Collateral on securities loaned, at value	132,323,494
Total liabilities		143,405,134

Net Assets		$ 1,800,407,511
Net Assets consist of:
Paid in capital		$ 1,720,209,220
Undistributed net investment income		152,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,252,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,297,506
Net Assets		$ 1,800,407,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,120,186 ÷ 5,661,804 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T: Net Asset Value and redemption price per share ($33,795,005 ÷ 2,709,601 shares)	$ 12.47

Maximum offering price per share (100/96.50 of $12.47)	$ 12.92
Class B: Net Asset Value and offering price per share ($8,245,917 ÷ 672,335 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($27,768,921 ÷ 2,263,400 shares)A	$ 12.27

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,580,773,420 ÷ 124,939,138 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($43,747,963 ÷ 3,457,260 shares)	$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,956,099 ÷ 2,760,407 shares)	$ 12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $2,396,592 earned from other affiliated issuers)		$ 12,500,182
Interest		18,036
Income from Fidelity Central Funds		219,072
Total income		12,737,290

Expenses
Management fee Basic fee	$ 6,386,783
Performance adjustment	1,325,098
Transfer agent fees	2,640,316
Distribution fees	327,688
Accounting and security lending fees	322,062
Custodian fees and expenses	22,075
Independent trustees' compensation	5,217
Registration fees	103,021
Audit	30,165
Legal	5,603
Interest	635
Miscellaneous	13,458
Total expenses before reductions	11,182,121
Expense reductions	(98,216)	11,083,905
Net investment income (loss)		1,653,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,630,649
Other affiliated issuers	3,071,265
Foreign currency transactions	19,631
Capital gain distributions from Fidelity Central Funds	9,755
Total net realized gain (loss)		88,731,300
Change in net unrealized appreciation (depreciation) on: Investment securities	119,319,234
Assets and liabilities in foreign currencies	(3,940)
Total change in net unrealized appreciation (depreciation)		119,315,294
Net gain (loss)		208,046,594
Net increase (decrease) in net assets resulting from operations		$ 209,699,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,653,385	$ 11,185,799
Net realized gain (loss)	88,731,300	(175,985,663)
Change in net unrealized appreciation (depreciation)	119,315,294	144,791,983
Net increase (decrease) in net assets resulting from operations	209,699,979	(20,007,881)
Distributions to shareholders from net investment income	(6,560,120)	(8,301,273)
Distributions to shareholders from net realized gain	-	(12,095,172)
Total distributions	(6,560,120)	(20,396,445)
Share transactions - net increase (decrease)	(14,302,253)	392,456,300
Redemption fees	278,381	448,503
Total increase (decrease) in net assets	189,115,987	352,500,477

Net Assets
Beginning of period	1,611,291,524	1,258,791,047
End of period (including undistributed net investment income of $152,847 and undistributed net investment income of $5,059,582, respectively)	$ 1,800,407,511	$ 1,611,291,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.08	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.46	(.60)	(1.98)	1.90	.74	2.84
Total from investment operations	1.46	(.52)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.03)	(.06)	-	-	-	(.01)
Distributions from net realized gain	-	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.03)	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.56	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	13.14%	(4.37)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.45%	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	.02% A	.81%	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,120	$ 55,029	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.44	(.59)	(1.97)	1.90	.74	2.83
Total from investment operations	1.43	(.54)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.01)	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.47	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	12.98%	(4.57)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.70%	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	(.23)% A	.56%	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,795	$ 28,534	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.59)	(1.96)	1.90	.74	2.82
Total from investment operations	1.38	(.58)	(2.06)	1.73	.61	2.72
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.28)	-
Total distributions	-	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.26	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	12.68%	(5.05)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,246	$ 7,153	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.58)	(1.96)	1.90	.74	2.83
Total from investment operations	1.38	(.57)	(2.06)	1.73	.61	2.73
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.29)	-
Total distributions	-	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.27	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	12.67%	(4.98)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.15%	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,769	$ 21,345	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.47	(.60)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.50)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.05)	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.05)	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.65	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.18%	(4.15)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.20% A	1.20%	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	.21% A	1.01%	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,580,773	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Year ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.47	.94 G
Total from investment operations	1.50	.95
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 12.65	$ 11.22
Total Return B, C	13.36%	9.25%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.86% A
Expenses net of fee waivers, if any	.91% A	.86% A
Expenses net of all reductions	.91% A	.86% A
Net investment income (loss)	.51% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,748	$ 159
Portfolio turnover rate F	65% A	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.46	(.59)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.49)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.06)	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.06)	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.66	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.20%	(4.04)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.20%	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.14% A	1.15%	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	.28% A	1.06%	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,956	$ 10,336	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,941,423
Gross unrealized depreciation	(130,466,321)
Net unrealized appreciation (depreciation)	$ 167,475,102

Tax cost	$ 1,770,685,505

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,535,496 and $583,318,311, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,280	$ 3,258
Class T	.25%	.25%	80,386	-
Class B	.75%	.25%	39,917	29,938
Class C	.75%	.25%	125,105	28,796
			$ 327,688	$ 61,992

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,612
Class T	3,124
Class B*	9,944
Class C*	605
$ 30,285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 112,083.34
Class T	55,709.35
Class B	13,679.34
Class C	42,670.34
Small Cap Value	2,386,084.29
Institutional Class	30,091.23
	$ 2,640,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,830 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,401,500.39%		$ 635

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,720.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 34,879
Class T	1.65%	17,921
Class B	2.15%	4,312
Class C	2.15%	13,639
		$ 70,751

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,462 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net investment income
Class A	$ 159,193	$ 252,162
Class T	36,903	111,704
Class B	-	20,177
Class C	-	45,207
Small Cap Value	6,230,380	7,822,387
Class F	28,266	-
Institutional Class	105,378	49,636
Total	$ 6,560,120	$ 8,301,273

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net realized gain
Class A	$ -	$ 496,925
Class T	-	350,121
Class B	-	77,046
Class C	-	207,577
Small Cap Value	-	10,883,170
Institutional Class	-	80,333
Total	$ -	$ 12,095,172

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	1,675,860	2,028,986	$ 20,287,531	$ 19,478,233
Reinvestment of distributions	12,276	64,970	146,358	694,477
Shares redeemed	(969,223)	(1,588,437)	(11,841,680)	(14,658,645)
Net increase (decrease)	718,913	505,519	$ 8,592,209	$ 5,514,065
Class T
Shares sold	538,429	1,489,054	$ 6,425,686	$ 15,806,614
Reinvestment of distributions	3,030	40,641	35,906	449,360
Shares redeemed	(413,582)	(1,680,727)	(5,030,046)	(14,685,646)
Net increase (decrease)	127,877	(151,032)	$ 1,431,546	$ 1,570,328
Class B
Shares sold	102,176	305,827	$ 1,205,333	$ 3,051,319
Reinvestment of distributions	-	7,759	-	85,943
Shares redeemed	(87,140)	(335,978)	(1,036,071)	(2,971,686)
Net increase (decrease)	15,036	(22,392)	$ 169,262	$ 165,576
Class C
Shares sold	507,548	832,906	$ 6,054,371	$ 7,981,000
Reinvestment of distributions	-	19,410	-	217,621
Shares redeemed	(204,893)	(694,752)	(2,449,563)	(6,287,773)
Net increase (decrease)	302,655	157,564	$ 3,604,808	$ 1,910,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Small Cap Value
Shares sold	21,234,724	61,277,579	$ 258,095,114	$ 600,357,815
Reinvestment of distributions	507,903	1,741,583	6,101,827	18,397,974
Shares redeemed	(29,529,999)	(25,782,005)	(357,109,003)	(237,589,067)
Net increase (decrease)	(7,787,372)	37,237,157	$ (92,912,062)	$ 381,166,722
Class F
Shares sold	3,524,076	14,205	$ 43,507,553	$ 144,857
Reinvestment of distributions	2,350	-	28,266	-
Shares redeemed	(83,353)	(18)	(1,041,511)	(181)
Net increase (decrease)	3,443,073	14,187	$ 42,494,308	$ 144,676
Institutional Class
Shares sold	2,081,830	479,087	$ 25,294,424	$ 4,626,811
Reinvestment of distributions	7,512	8,812	90,344	93,632
Shares redeemed	(248,838)	(288,597)	(3,067,092)	(2,736,358)
Net increase (decrease)	1,840,504	199,302	$ 22,317,676	$ 1,984,085

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCV-F-SANN-0310
1.891899.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,131.40	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,129.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.80	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.70	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value	1.21%
Actual		$ 1,000.00	$ 1,131.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class F	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,132.00	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	3.4	2.8
RTI International Metals, Inc.	3.3	0.0
Carpenter Technology Corp.	3.0	3.0
WESCO International, Inc.	3.0	2.9
United Stationers, Inc.	2.9	3.0
Alexandria Real Estate Equities, Inc.	2.8	2.6
Platinum Underwriters Holdings Ltd.	2.8	0.0
Washington Federal, Inc.	2.7	1.7
Superior Energy Services, Inc.	2.7	2.0
HNI Corp.	2.6	3.0
	29.2
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.7	33.4
Industrials	13.5	15.9
Consumer Discretionary	11.3	12.6
Information Technology	9.9	11.6
Materials	7.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.5%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	590,187	$ 19,977,830
Regis Corp. (c)	1,745,882	27,811,900
		47,789,730
Household Durables - 5.2%
M.D.C. Holdings, Inc.	960,300	32,266,080
Meritage Homes Corp. (a)	1,509,960	33,808,004
Ryland Group, Inc.	1,262,448	28,102,092
		94,176,176
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,455,159	16,108,610
Tsutsumi Jewelry Co. Ltd.	791,400	15,096,829
		31,205,439
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	16,785,698
TOTAL CONSUMER DISCRETIONARY		189,957,043
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 5.2%
BJ's Wholesale Club, Inc. (a)	1,290,000	43,589,100
Casey's General Stores, Inc.	1,235,183	37,895,414
Ingles Markets, Inc. Class A	838,531	11,873,599
		93,358,113
ENERGY - 4.4%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	2,091,700	48,046,349
Oil, Gas & Consumable Fuels - 1.7%
Mariner Energy, Inc. (a)	2,166,954	31,312,485
TOTAL ENERGY		79,358,834
FINANCIALS - 34.2%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	1,955,000	28,054,250
Sparx Group Co. Ltd. (a)	1,940	253,595
TradeStation Group, Inc. (a)	2,062,291	14,580,397
Waddell & Reed Financial, Inc. Class A	640,000	20,051,200
		62,939,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 10.7%
Associated Banc-Corp. (c)	2,692,383	$ 34,247,112
CapitalSource, Inc.	6,395,000	30,632,050
City National Corp. (c)	784,900	38,766,211
PacWest Bancorp (c)	1,625,000	33,718,750
TCF Financial Corp. (c)	2,705,500	39,608,520
Western Liberty Bancorp (a)(d)	2,400,000	15,072,000
		192,044,643
Insurance - 6.5%
Aspen Insurance Holdings Ltd.	870,200	23,173,426
Max Capital Group Ltd.	1,957,411	44,080,896
Platinum Underwriters Holdings Ltd.	1,396,975	50,654,314
		117,908,636
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (c)	848,300	50,668,959
Highwoods Properties, Inc. (SBI)	670,330	20,250,669
National Retail Properties, Inc.	840,000	16,968,000
		87,887,628
Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	791,000	45,094,910
Thrifts & Mortgage Finance - 6.1%
Astoria Financial Corp.	4,618,152	60,959,607
Washington Federal, Inc.	2,616,175	48,791,664
		109,751,271
TOTAL FINANCIALS		615,626,530
HEALTH CARE - 6.7%
Health Care Providers & Services - 6.7%
Chemed Corp.	510,200	23,724,300
MEDNAX, Inc. (a)	591,500	33,632,690
Providence Service Corp. (a)(d)	1,016,495	13,051,796
Team Health Holdings, Inc.	1,300,000	19,175,000
VCA Antech, Inc. (a)	1,240,000	31,483,600
		121,067,386
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (a)	1,250,923	9,632,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp. (c)	1,899,671	$ 47,529,768
United Stationers, Inc. (a)	939,000	51,231,840
		108,393,715
Machinery - 2.5%
Blount International, Inc. (a)	1,854,723	20,661,614
Graco, Inc.	865,000	23,086,850
		43,748,464
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,489,408	37,022,619
WESCO International, Inc. (a)	1,925,000	53,361,000
		90,383,619
TOTAL INDUSTRIALS		242,525,798
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.4%
Polycom, Inc. (a)	970,000	21,757,100
ViaSat, Inc. (a)	809,472	22,122,870
		43,879,970
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,503,100	25,402,390
Macnica, Inc.	677,400	11,233,718
Ryoyo Electro Corp.	1,272,700	10,813,790
SYNNEX Corp. (a)	409,898	10,850,000
		58,299,898
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	1,749,434	31,437,329
j2 Global Communications, Inc. (a)	603,149	12,388,680
		43,826,009
Semiconductors & Semiconductor Equipment - 0.9%
Miraial Co. Ltd. (d)	570,200	15,317,768
Software - 0.9%
MICROS Systems, Inc. (a)	580,000	16,576,400
TOTAL INFORMATION TECHNOLOGY		177,900,045
MATERIALS - 7.0%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,734,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 6.3%
Carpenter Technology Corp.	2,009,380	$ 53,851,384
RTI International Metals, Inc. (a)(d)	2,392,597	59,216,776
		113,068,160
TOTAL MATERIALS		126,802,688
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)	1,665,000	18,181,800
UTILITIES - 4.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,710,000	36,474,300
Gas Utilities - 1.3%
Southwest Gas Corp.	830,989	22,993,466
Independent Power Producers & Energy Traders - 1.5%
RRI Energy, Inc. (a)	5,600,000	27,720,000
TOTAL UTILITIES		87,187,766
TOTAL COMMON STOCKS (Cost $1,594,125,230)		1,751,966,003
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	11,510,100
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	16,334,861
Series I, 7.50%	542,010	10,867,301
		27,202,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,713)		38,712,262
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	15,158,848	$ 15,158,848
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	132,323,494	132,323,494
TOTAL MONEY MARKET FUNDS (Cost $147,482,342)		147,482,342
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,766,860,285)		1,938,160,607
NET OTHER ASSETS - (7.7)%		(137,753,096)
NET ASSETS - 100%		$ 1,800,407,511
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,352
Fidelity Securities Lending Cash Central Fund	197,720
Total	$ 219,072
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 14,222,750	$ 1,279,465	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	37,022,619
HNI Corp.	48,476,178	4,669,921	12,525,138	939,645	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	15,317,768
Providence Service Corp.	5,488,479	7,744,742	-	-	13,051,796
RTI International Metals, Inc.	-	61,889,471	4,810,113	-	59,216,776
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	5,877,924	-	-
Western Liberty Bancorp	-	3,630,400	-	-	15,072,000
Total	$ 197,786,727	$ 104,377,369	$ 40,243,143	$ 2,396,592	$ 139,680,959
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,890,497 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $151,920,436 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,885,454) - See accompanying schedule: Unaffiliated issuers (cost $1,484,926,892)	$ 1,650,997,306
Fidelity Central Funds (cost $147,482,342)	147,482,342
Other affiliated issuers (cost $134,451,051)	139,680,959
Total Investments (cost $1,766,860,285)		$ 1,938,160,607
Receivable for investments sold		236,239
Receivable for fund shares sold		3,708,433
Dividends receivable		1,650,419
Distributions receivable from Fidelity Central Funds		16,535
Prepaid expenses		6,715
Receivable from investment adviser for expense reductions		13,238
Other receivables		20,459
Total assets		1,943,812,645

Liabilities
Payable for investments purchased	$ 6,760,361
Payable for fund shares redeemed	2,445,680
Accrued management fee	1,317,855
Distribution fees payable	60,169
Other affiliated payables	466,365
Other payables and accrued expenses	31,210
Collateral on securities loaned, at value	132,323,494
Total liabilities		143,405,134

Net Assets		$ 1,800,407,511
Net Assets consist of:
Paid in capital		$ 1,720,209,220
Undistributed net investment income		152,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,252,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,297,506
Net Assets		$ 1,800,407,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,120,186 ÷ 5,661,804 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T: Net Asset Value and redemption price per share ($33,795,005 ÷ 2,709,601 shares)	$ 12.47

Maximum offering price per share (100/96.50 of $12.47)	$ 12.92
Class B: Net Asset Value and offering price per share ($8,245,917 ÷ 672,335 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($27,768,921 ÷ 2,263,400 shares)A	$ 12.27

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,580,773,420 ÷ 124,939,138 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($43,747,963 ÷ 3,457,260 shares)	$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,956,099 ÷ 2,760,407 shares)	$ 12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $2,396,592 earned from other affiliated issuers)		$ 12,500,182
Interest		18,036
Income from Fidelity Central Funds		219,072
Total income		12,737,290

Expenses
Management fee Basic fee	$ 6,386,783
Performance adjustment	1,325,098
Transfer agent fees	2,640,316
Distribution fees	327,688
Accounting and security lending fees	322,062
Custodian fees and expenses	22,075
Independent trustees' compensation	5,217
Registration fees	103,021
Audit	30,165
Legal	5,603
Interest	635
Miscellaneous	13,458
Total expenses before reductions	11,182,121
Expense reductions	(98,216)	11,083,905
Net investment income (loss)		1,653,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,630,649
Other affiliated issuers	3,071,265
Foreign currency transactions	19,631
Capital gain distributions from Fidelity Central Funds	9,755
Total net realized gain (loss)		88,731,300
Change in net unrealized appreciation (depreciation) on: Investment securities	119,319,234
Assets and liabilities in foreign currencies	(3,940)
Total change in net unrealized appreciation (depreciation)		119,315,294
Net gain (loss)		208,046,594
Net increase (decrease) in net assets resulting from operations		$ 209,699,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,653,385	$ 11,185,799
Net realized gain (loss)	88,731,300	(175,985,663)
Change in net unrealized appreciation (depreciation)	119,315,294	144,791,983
Net increase (decrease) in net assets resulting from operations	209,699,979	(20,007,881)
Distributions to shareholders from net investment income	(6,560,120)	(8,301,273)
Distributions to shareholders from net realized gain	-	(12,095,172)
Total distributions	(6,560,120)	(20,396,445)
Share transactions - net increase (decrease)	(14,302,253)	392,456,300
Redemption fees	278,381	448,503
Total increase (decrease) in net assets	189,115,987	352,500,477

Net Assets
Beginning of period	1,611,291,524	1,258,791,047
End of period (including undistributed net investment income of $152,847 and undistributed net investment income of $5,059,582, respectively)	$ 1,800,407,511	$ 1,611,291,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.08	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.46	(.60)	(1.98)	1.90	.74	2.84
Total from investment operations	1.46	(.52)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.03)	(.06)	-	-	-	(.01)
Distributions from net realized gain	-	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.03)	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.56	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	13.14%	(4.37)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.45%	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	.02% A	.81%	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,120	$ 55,029	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.44	(.59)	(1.97)	1.90	.74	2.83
Total from investment operations	1.43	(.54)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.01)	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.47	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	12.98%	(4.57)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.70%	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	(.23)% A	.56%	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,795	$ 28,534	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.59)	(1.96)	1.90	.74	2.82
Total from investment operations	1.38	(.58)	(2.06)	1.73	.61	2.72
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.28)	-
Total distributions	-	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.26	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	12.68%	(5.05)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,246	$ 7,153	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.58)	(1.96)	1.90	.74	2.83
Total from investment operations	1.38	(.57)	(2.06)	1.73	.61	2.73
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.29)	-
Total distributions	-	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.27	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	12.67%	(4.98)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.15%	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,769	$ 21,345	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.47	(.60)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.50)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.05)	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.05)	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.65	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.18%	(4.15)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.20% A	1.20%	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	.21% A	1.01%	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,580,773	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Year ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.47	.94 G
Total from investment operations	1.50	.95
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 12.65	$ 11.22
Total Return B, C	13.36%	9.25%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.86% A
Expenses net of fee waivers, if any	.91% A	.86% A
Expenses net of all reductions	.91% A	.86% A
Net investment income (loss)	.51% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,748	$ 159
Portfolio turnover rate F	65% A	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.46	(.59)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.49)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.06)	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.06)	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.66	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.20%	(4.04)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.20%	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.14% A	1.15%	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	.28% A	1.06%	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,956	$ 10,336	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,941,423
Gross unrealized depreciation	(130,466,321)
Net unrealized appreciation (depreciation)	$ 167,475,102

Tax cost	$ 1,770,685,505

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,535,496 and $583,318,311, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,280	$ 3,258
Class T	.25%	.25%	80,386	-
Class B	.75%	.25%	39,917	29,938
Class C	.75%	.25%	125,105	28,796
			$ 327,688	$ 61,992

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,612
Class T	3,124
Class B*	9,944
Class C*	605
$ 30,285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 112,083.34
Class T	55,709.35
Class B	13,679.34
Class C	42,670.34
Small Cap Value	2,386,084.29
Institutional Class	30,091.23
	$ 2,640,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,830 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,401,500.39%		$ 635

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,720.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 34,879
Class T	1.65%	17,921
Class B	2.15%	4,312
Class C	2.15%	13,639
		$ 70,751

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,462 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net investment income
Class A	$ 159,193	$ 252,162
Class T	36,903	111,704
Class B	-	20,177
Class C	-	45,207
Small Cap Value	6,230,380	7,822,387
Class F	28,266	-
Institutional Class	105,378	49,636
Total	$ 6,560,120	$ 8,301,273

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net realized gain
Class A	$ -	$ 496,925
Class T	-	350,121
Class B	-	77,046
Class C	-	207,577
Small Cap Value	-	10,883,170
Institutional Class	-	80,333
Total	$ -	$ 12,095,172

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	1,675,860	2,028,986	$ 20,287,531	$ 19,478,233
Reinvestment of distributions	12,276	64,970	146,358	694,477
Shares redeemed	(969,223)	(1,588,437)	(11,841,680)	(14,658,645)
Net increase (decrease)	718,913	505,519	$ 8,592,209	$ 5,514,065
Class T
Shares sold	538,429	1,489,054	$ 6,425,686	$ 15,806,614
Reinvestment of distributions	3,030	40,641	35,906	449,360
Shares redeemed	(413,582)	(1,680,727)	(5,030,046)	(14,685,646)
Net increase (decrease)	127,877	(151,032)	$ 1,431,546	$ 1,570,328
Class B
Shares sold	102,176	305,827	$ 1,205,333	$ 3,051,319
Reinvestment of distributions	-	7,759	-	85,943
Shares redeemed	(87,140)	(335,978)	(1,036,071)	(2,971,686)
Net increase (decrease)	15,036	(22,392)	$ 169,262	$ 165,576
Class C
Shares sold	507,548	832,906	$ 6,054,371	$ 7,981,000
Reinvestment of distributions	-	19,410	-	217,621
Shares redeemed	(204,893)	(694,752)	(2,449,563)	(6,287,773)
Net increase (decrease)	302,655	157,564	$ 3,604,808	$ 1,910,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Small Cap Value
Shares sold	21,234,724	61,277,579	$ 258,095,114	$ 600,357,815
Reinvestment of distributions	507,903	1,741,583	6,101,827	18,397,974
Shares redeemed	(29,529,999)	(25,782,005)	(357,109,003)	(237,589,067)
Net increase (decrease)	(7,787,372)	37,237,157	$ (92,912,062)	$ 381,166,722
Class F
Shares sold	3,524,076	14,205	$ 43,507,553	$ 144,857
Reinvestment of distributions	2,350	-	28,266	-
Shares redeemed	(83,353)	(18)	(1,041,511)	(181)
Net increase (decrease)	3,443,073	14,187	$ 42,494,308	$ 144,676
Institutional Class
Shares sold	2,081,830	479,087	$ 25,294,424	$ 4,626,811
Reinvestment of distributions	7,512	8,812	90,344	93,632
Shares redeemed	(248,838)	(288,597)	(3,067,092)	(2,736,358)
Net increase (decrease)	1,840,504	199,302	$ 22,317,676	$ 1,984,085

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0310
1.803737.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,131.40	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,129.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.80	$ 11.53
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.70	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value	1.21%
Actual		$ 1,000.00	$ 1,131.80	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class F	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	1.14%
Actual		$ 1,000.00	$ 1,132.00	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Astoria Financial Corp.	3.4	2.8
RTI International Metals, Inc.	3.3	0.0
Carpenter Technology Corp.	3.0	3.0
WESCO International, Inc.	3.0	2.9
United Stationers, Inc.	2.9	3.0
Alexandria Real Estate Equities, Inc.	2.8	2.6
Platinum Underwriters Holdings Ltd.	2.8	0.0
Washington Federal, Inc.	2.7	1.7
Superior Energy Services, Inc.	2.7	2.0
HNI Corp.	2.6	3.0
	29.2
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.7	33.4
Industrials	13.5	15.9
Consumer Discretionary	11.3	12.6
Information Technology	9.9	11.6
Materials	7.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 99.5%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.6%	** Foreign investments	8.1%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	590,187	$ 19,977,830
Regis Corp. (c)	1,745,882	27,811,900
		47,789,730
Household Durables - 5.2%
M.D.C. Holdings, Inc.	960,300	32,266,080
Meritage Homes Corp. (a)	1,509,960	33,808,004
Ryland Group, Inc.	1,262,448	28,102,092
		94,176,176
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,455,159	16,108,610
Tsutsumi Jewelry Co. Ltd.	791,400	15,096,829
		31,205,439
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	16,785,698
TOTAL CONSUMER DISCRETIONARY		189,957,043
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 5.2%
BJ's Wholesale Club, Inc. (a)	1,290,000	43,589,100
Casey's General Stores, Inc.	1,235,183	37,895,414
Ingles Markets, Inc. Class A	838,531	11,873,599
		93,358,113
ENERGY - 4.4%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	2,091,700	48,046,349
Oil, Gas & Consumable Fuels - 1.7%
Mariner Energy, Inc. (a)	2,166,954	31,312,485
TOTAL ENERGY		79,358,834
FINANCIALS - 34.2%
Capital Markets - 3.5%
optionsXpress Holdings, Inc.	1,955,000	28,054,250
Sparx Group Co. Ltd. (a)	1,940	253,595
TradeStation Group, Inc. (a)	2,062,291	14,580,397
Waddell & Reed Financial, Inc. Class A	640,000	20,051,200
		62,939,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 10.7%
Associated Banc-Corp. (c)	2,692,383	$ 34,247,112
CapitalSource, Inc.	6,395,000	30,632,050
City National Corp. (c)	784,900	38,766,211
PacWest Bancorp (c)	1,625,000	33,718,750
TCF Financial Corp. (c)	2,705,500	39,608,520
Western Liberty Bancorp (a)(d)	2,400,000	15,072,000
		192,044,643
Insurance - 6.5%
Aspen Insurance Holdings Ltd.	870,200	23,173,426
Max Capital Group Ltd.	1,957,411	44,080,896
Platinum Underwriters Holdings Ltd.	1,396,975	50,654,314
		117,908,636
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (c)	848,300	50,668,959
Highwoods Properties, Inc. (SBI)	670,330	20,250,669
National Retail Properties, Inc.	840,000	16,968,000
		87,887,628
Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	791,000	45,094,910
Thrifts & Mortgage Finance - 6.1%
Astoria Financial Corp.	4,618,152	60,959,607
Washington Federal, Inc.	2,616,175	48,791,664
		109,751,271
TOTAL FINANCIALS		615,626,530
HEALTH CARE - 6.7%
Health Care Providers & Services - 6.7%
Chemed Corp.	510,200	23,724,300
MEDNAX, Inc. (a)	591,500	33,632,690
Providence Service Corp. (a)(d)	1,016,495	13,051,796
Team Health Holdings, Inc.	1,300,000	19,175,000
VCA Antech, Inc. (a)	1,240,000	31,483,600
		121,067,386
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (a)	1,250,923	9,632,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp. (c)	1,899,671	$ 47,529,768
United Stationers, Inc. (a)	939,000	51,231,840
		108,393,715
Machinery - 2.5%
Blount International, Inc. (a)	1,854,723	20,661,614
Graco, Inc.	865,000	23,086,850
		43,748,464
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,489,408	37,022,619
WESCO International, Inc. (a)	1,925,000	53,361,000
		90,383,619
TOTAL INDUSTRIALS		242,525,798
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.4%
Polycom, Inc. (a)	970,000	21,757,100
ViaSat, Inc. (a)	809,472	22,122,870
		43,879,970
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,503,100	25,402,390
Macnica, Inc.	677,400	11,233,718
Ryoyo Electro Corp.	1,272,700	10,813,790
SYNNEX Corp. (a)	409,898	10,850,000
		58,299,898
Internet Software & Services - 2.4%
DealerTrack Holdings, Inc. (a)	1,749,434	31,437,329
j2 Global Communications, Inc. (a)	603,149	12,388,680
		43,826,009
Semiconductors & Semiconductor Equipment - 0.9%
Miraial Co. Ltd. (d)	570,200	15,317,768
Software - 0.9%
MICROS Systems, Inc. (a)	580,000	16,576,400
TOTAL INFORMATION TECHNOLOGY		177,900,045
MATERIALS - 7.0%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,734,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 6.3%
Carpenter Technology Corp.	2,009,380	$ 53,851,384
RTI International Metals, Inc. (a)(d)	2,392,597	59,216,776
		113,068,160
TOTAL MATERIALS		126,802,688
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)	1,665,000	18,181,800
UTILITIES - 4.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,710,000	36,474,300
Gas Utilities - 1.3%
Southwest Gas Corp.	830,989	22,993,466
Independent Power Producers & Energy Traders - 1.5%
RRI Energy, Inc. (a)	5,600,000	27,720,000
TOTAL UTILITIES		87,187,766
TOTAL COMMON STOCKS (Cost $1,594,125,230)		1,751,966,003
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	11,510,100
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	16,334,861
Series I, 7.50%	542,010	10,867,301
		27,202,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,713)		38,712,262
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	15,158,848	$ 15,158,848
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	132,323,494	132,323,494
TOTAL MONEY MARKET FUNDS (Cost $147,482,342)		147,482,342
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,766,860,285)		1,938,160,607
NET OTHER ASSETS - (7.7)%		(137,753,096)
NET ASSETS - 100%		$ 1,800,407,511
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,352
Fidelity Securities Lending Cash Central Fund	197,720
Total	$ 219,072
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 14,222,750	$ 1,279,465	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	37,022,619
HNI Corp.	48,476,178	4,669,921	12,525,138	939,645	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	15,317,768
Providence Service Corp.	5,488,479	7,744,742	-	-	13,051,796
RTI International Metals, Inc.	-	61,889,471	4,810,113	-	59,216,776
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	5,877,924	-	-
Western Liberty Bancorp	-	3,630,400	-	-	15,072,000
Total	$ 197,786,727	$ 104,377,369	$ 40,243,143	$ 2,396,592	$ 139,680,959
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,890,497 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $151,920,436 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,885,454) - See accompanying schedule: Unaffiliated issuers (cost $1,484,926,892)	$ 1,650,997,306
Fidelity Central Funds (cost $147,482,342)	147,482,342
Other affiliated issuers (cost $134,451,051)	139,680,959
Total Investments (cost $1,766,860,285)		$ 1,938,160,607
Receivable for investments sold		236,239
Receivable for fund shares sold		3,708,433
Dividends receivable		1,650,419
Distributions receivable from Fidelity Central Funds		16,535
Prepaid expenses		6,715
Receivable from investment adviser for expense reductions		13,238
Other receivables		20,459
Total assets		1,943,812,645

Liabilities
Payable for investments purchased	$ 6,760,361
Payable for fund shares redeemed	2,445,680
Accrued management fee	1,317,855
Distribution fees payable	60,169
Other affiliated payables	466,365
Other payables and accrued expenses	31,210
Collateral on securities loaned, at value	132,323,494
Total liabilities		143,405,134

Net Assets		$ 1,800,407,511
Net Assets consist of:
Paid in capital		$ 1,720,209,220
Undistributed net investment income		152,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,252,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,297,506
Net Assets		$ 1,800,407,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,120,186 ÷ 5,661,804 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T: Net Asset Value and redemption price per share ($33,795,005 ÷ 2,709,601 shares)	$ 12.47

Maximum offering price per share (100/96.50 of $12.47)	$ 12.92
Class B: Net Asset Value and offering price per share ($8,245,917 ÷ 672,335 shares)A	$ 12.26

Class C: Net Asset Value and offering price per share ($27,768,921 ÷ 2,263,400 shares)A	$ 12.27

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,580,773,420 ÷ 124,939,138 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($43,747,963 ÷ 3,457,260 shares)	$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,956,099 ÷ 2,760,407 shares)	$ 12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends (including $2,396,592 earned from other affiliated issuers)		$ 12,500,182
Interest		18,036
Income from Fidelity Central Funds		219,072
Total income		12,737,290

Expenses
Management fee Basic fee	$ 6,386,783
Performance adjustment	1,325,098
Transfer agent fees	2,640,316
Distribution fees	327,688
Accounting and security lending fees	322,062
Custodian fees and expenses	22,075
Independent trustees' compensation	5,217
Registration fees	103,021
Audit	30,165
Legal	5,603
Interest	635
Miscellaneous	13,458
Total expenses before reductions	11,182,121
Expense reductions	(98,216)	11,083,905
Net investment income (loss)		1,653,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,630,649
Other affiliated issuers	3,071,265
Foreign currency transactions	19,631
Capital gain distributions from Fidelity Central Funds	9,755
Total net realized gain (loss)		88,731,300
Change in net unrealized appreciation (depreciation) on: Investment securities	119,319,234
Assets and liabilities in foreign currencies	(3,940)
Total change in net unrealized appreciation (depreciation)		119,315,294
Net gain (loss)		208,046,594
Net increase (decrease) in net assets resulting from operations		$ 209,699,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,653,385	$ 11,185,799
Net realized gain (loss)	88,731,300	(175,985,663)
Change in net unrealized appreciation (depreciation)	119,315,294	144,791,983
Net increase (decrease) in net assets resulting from operations	209,699,979	(20,007,881)
Distributions to shareholders from net investment income	(6,560,120)	(8,301,273)
Distributions to shareholders from net realized gain	-	(12,095,172)
Total distributions	(6,560,120)	(20,396,445)
Share transactions - net increase (decrease)	(14,302,253)	392,456,300
Redemption fees	278,381	448,503
Total increase (decrease) in net assets	189,115,987	352,500,477

Net Assets
Beginning of period	1,611,291,524	1,258,791,047
End of period (including undistributed net investment income of $152,847 and undistributed net investment income of $5,059,582, respectively)	$ 1,800,407,511	$ 1,611,291,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.08	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.46	(.60)	(1.98)	1.90	.74	2.84
Total from investment operations	1.46	(.52)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.03)	(.06)	-	-	-	(.01)
Distributions from net realized gain	-	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.03)	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.56	$ 11.13	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	13.14%	(4.37)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.45%	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	.02% A	.81%	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,120	$ 55,029	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.44	(.59)	(1.97)	1.90	.74	2.83
Total from investment operations	1.43	(.54)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.01)	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.47	$ 11.05	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	12.98%	(4.57)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.70%	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	(.23)% A	.56%	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,795	$ 28,534	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.59)	(1.96)	1.90	.74	2.82
Total from investment operations	1.38	(.58)	(2.06)	1.73	.61	2.72
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.28)	-
Total distributions	-	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.26	$ 10.88	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	12.68%	(5.05)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,246	$ 7,153	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.42	(.58)	(1.96)	1.90	.74	2.83
Total from investment operations	1.38	(.57)	(2.06)	1.73	.61	2.73
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.11)	(.53)	(.61)	(.29)	-
Total distributions	-	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 12.27	$ 10.89	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	12.67%	(4.98)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.20%	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.15%	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	(.73)% A	.06%	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,769	$ 21,345	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.47	(.60)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.50)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.05)	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.05)	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.65	$ 11.22	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.18%	(4.15)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.20% A	1.20%	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	.21% A	1.01%	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,580,773	$ 1,488,736	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended January 31, 2010

Year ended July 31,

(Unaudited)

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.47	.94 G
Total from investment operations	1.50	.95
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 12.65	$ 11.22
Total Return B, C	13.36%	9.25%
Ratios to Average Net Assets E, I
Expenses before reductions	.91% A	.86% A
Expenses net of fee waivers, if any	.91% A	.86% A
Expenses net of all reductions	.91% A	.86% A
Net investment income (loss)	.51% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,748	$ 159
Portfolio turnover rate F	65% A	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.10	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	1.46	(.59)	(1.99)	1.91	.74	2.84
Total from investment operations	1.48	(.49)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.06)	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.06)	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 12.66	$ 11.24	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	13.20%	(4.04)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.20%	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.14% A	1.15%	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.14% A	1.15%	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	.28% A	1.06%	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,956	$ 10,336	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	51%	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 297,941,423
Gross unrealized depreciation	(130,466,321)
Net unrealized appreciation (depreciation)	$ 167,475,102

Tax cost	$ 1,770,685,505

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,535,496 and $583,318,311, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,280	$ 3,258
Class T	.25%	.25%	80,386	-
Class B	.75%	.25%	39,917	29,938
Class C	.75%	.25%	125,105	28,796
			$ 327,688	$ 61,992

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,612
Class T	3,124
Class B*	9,944
Class C*	605
$ 30,285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 112,083.34
Class T	55,709.35
Class B	13,679.34
Class C	42,670.34
Small Cap Value	2,386,084.29
Institutional Class	30,091.23
	$ 2,640,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,830 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,401,500.39%		$ 635

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,436 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197,720.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 34,879
Class T	1.65%	17,921
Class B	2.15%	4,312
Class C	2.15%	13,639
		$ 70,751

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,462 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net investment income
Class A	$ 159,193	$ 252,162
Class T	36,903	111,704
Class B	-	20,177
Class C	-	45,207
Small Cap Value	6,230,380	7,822,387
Class F	28,266	-
Institutional Class	105,378	49,636
Total	$ 6,560,120	$ 8,301,273

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009 A
From net realized gain
Class A	$ -	$ 496,925
Class T	-	350,121
Class B	-	77,046
Class C	-	207,577
Small Cap Value	-	10,883,170
Institutional Class	-	80,333
Total	$ -	$ 12,095,172

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Class A
Shares sold	1,675,860	2,028,986	$ 20,287,531	$ 19,478,233
Reinvestment of distributions	12,276	64,970	146,358	694,477
Shares redeemed	(969,223)	(1,588,437)	(11,841,680)	(14,658,645)
Net increase (decrease)	718,913	505,519	$ 8,592,209	$ 5,514,065
Class T
Shares sold	538,429	1,489,054	$ 6,425,686	$ 15,806,614
Reinvestment of distributions	3,030	40,641	35,906	449,360
Shares redeemed	(413,582)	(1,680,727)	(5,030,046)	(14,685,646)
Net increase (decrease)	127,877	(151,032)	$ 1,431,546	$ 1,570,328
Class B
Shares sold	102,176	305,827	$ 1,205,333	$ 3,051,319
Reinvestment of distributions	-	7,759	-	85,943
Shares redeemed	(87,140)	(335,978)	(1,036,071)	(2,971,686)
Net increase (decrease)	15,036	(22,392)	$ 169,262	$ 165,576
Class C
Shares sold	507,548	832,906	$ 6,054,371	$ 7,981,000
Reinvestment of distributions	-	19,410	-	217,621
Shares redeemed	(204,893)	(694,752)	(2,449,563)	(6,287,773)
Net increase (decrease)	302,655	157,564	$ 3,604,808	$ 1,910,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009 A	Six months ended January 31, 2010	Year ended July 31, 2009 A
Small Cap Value
Shares sold	21,234,724	61,277,579	$ 258,095,114	$ 600,357,815
Reinvestment of distributions	507,903	1,741,583	6,101,827	18,397,974
Shares redeemed	(29,529,999)	(25,782,005)	(357,109,003)	(237,589,067)
Net increase (decrease)	(7,787,372)	37,237,157	$ (92,912,062)	$ 381,166,722
Class F
Shares sold	3,524,076	14,205	$ 43,507,553	$ 144,857
Reinvestment of distributions	2,350	-	28,266	-
Shares redeemed	(83,353)	(18)	(1,041,511)	(181)
Net increase (decrease)	3,443,073	14,187	$ 42,494,308	$ 144,676
Institutional Class
Shares sold	2,081,830	479,087	$ 25,294,424	$ 4,626,811
Reinvestment of distributions	7,512	8,812	90,344	93,632
Shares redeemed	(248,838)	(288,597)	(3,067,092)	(2,736,358)
Net increase (decrease)	1,840,504	199,302	$ 22,317,676	$ 1,984,085

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0310
1.803748.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2010